As filed with the Securities and Exchange Commission on September 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Core Bond Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 35.0%
	$1,850	U.S. Treasury Bill, 1.89%, due 8/23/18	$1,848	(b)(c)
		U.S. Treasury Bonds
	6,700	5.38%, due 2/15/31	8,371
	1,630	3.88%, due 8/15/40	1,844
		U.S. Treasury Inflation-Indexed Bonds(d)
	8,857	0.13%, due 4/15/21	8,665
	7,679	0.25%, due 1/15/25	7,402
	10,171	2.00%, due 1/15/26	11,022
	459	3.63%, due 4/15/28	575
	545	2.50%, due 1/15/29	632
	2,311	3.88%, due 4/15/29	3,008
	935	3.38%, due 4/15/32	1,230
		U.S. Treasury Notes
	17,000	1.00%, due 6/30/19	16,782
	19,420	2.13%, due 12/31/21	18,998
	40,295	2.38%, due 8/15/24	39,129
	1	1.63%, due 2/15/26	1
	2,885	2.00%, due 11/15/26	2,684
	14,445	2.25%, due 2/15/27 – 8/15/46	13,640
	2,320	6.25%, due 5/15/30	3,071
	4,170	3.63%, due 2/15/44	4,573

		Total U.S. Treasury Obligations (Cost $144,455)	143,475

U.S. Government Agency Securities 0.9%
	1,160	Federal Home Loan Bank, 5.50%, due 7/15/36	1,493
	1,200	Federal National Mortgage Association, 1.60%, due 12/24/20	1,165
	700	Tennessee Valley Authority, 5.25%, due 9/15/39	870

		Total U.S. Government Agency Securities (Cost $3,498)	3,528

Mortgage-Backed Securities 34.6%

Collateralized Mortgage Obligations 0.1%
	13	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, (1 month USD LIBOR + 0.11%), 2.17%, due 4/25/33	12	(e)
	250	Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3 month USD LIBOR + 0.38%), 2.75%, due 7/15/58	250	(e)(f)
			262
Commercial Mortgage-Backed 6.0%
	3,035	Bank, Ser. 2018-BN13, Class A1, 3.22%, due 8/15/61	3,035	(h)
	1,701	CGMS Commercial Mortgage Trust, Ser. 2017-B1, Class A1, 2.01%, due 8/15/50	1,661
		Citigroup Commercial Mortgage Trust
	4,799	Ser. 2014-GC25, Class XA, 1.02%, due 10/10/47	245	(i)(j)
	2,549	Ser. 2015-GC27, Class XA, 1.39%, due 2/10/48	175	(i)(j)
	550	Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	552
	450	Ser. 2016-GC36, Class A5, 3.62%, due 2/10/49	447
	725	Ser. 2017-C4, Class A4, 3.47%, due 10/12/50	705
	6,605	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.08%, due 5/10/47	269	(i)(j)
		Commercial Mortgage Trust
	6,820	Ser. 2014-CR16, Class XA, 1.15%, due 4/10/47	267	(i)(j)
	4,331	Ser. 2014-LC15, Class XA, 1.30%, due 4/10/47	185	(i)(j)
	3,870	Ser. 2014-UBS3, Class XA, 1.29%, due 6/10/47	178	(i)(j)
	4,706	Ser. 2014-UBS6, Class XA, 0.96%, due 12/10/47	199	(i)(j)
	335	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	337
	500	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/50	488
		CSAIL Commercial Mortgage Trust
	353	Ser. 2016-C7, Class A5, 3.50%, due 11/15/49	345
	685	Ser. 2015-C1, Class B, 4.04%, due 4/15/50	684	(j)
	542	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/50	530
	1,970	Freddie Mac Multifamily, Ser. 2017-KT01, Class A, (1 month USD LIBOR + 0.32%), 2.39%, due 2/25/20	1,974	(e)
		GS Mortgage Securities Trust
	11,562	Ser. 2014-GC18, Class XA, 1.11%, due 1/10/47	469	(i)(j)
	335	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	337
	582	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/48	578
	355	JPMBB Commercial Mortgage Securities Trust, Ser. 2016-C1, Class A5, 3.58%, due 3/15/49	351
		Morgan Stanley Bank of America Merrill Lynch Trust
	4,557	Ser. 2014-C16, Class XA, 1.14%, due 6/15/47	187	(i)(j)
	710	Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	713
	538	Ser. 2017-C34, Class A1, 2.11%, due 11/15/52	526
	885	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class C, 5.15%, due 7/15/49	914	(f)(j)
		UBS Commercial Mortgage Trust
	1,113	Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	1,087
	500	Ser. 2017-C2, Class A4, 3.49%, due 8/15/50	488
	682	Ser. 2017-C4, Class A1, 2.13%, due 10/15/50	666
		Wells Fargo Commercial Mortgage Trust
	725	Ser. 2012-LC5, Class B, 4.14%, due 10/15/45	732
	500	Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	498
	640	Ser. 2016-C35, Class B, 3.44%, due 7/15/48	605
	225	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/49	212
	950	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/49	895
	708	Ser. 2017-C39, Class A1, 1.98%, due 9/15/50	690
	580	Ser. 2017-C39, Class A5, 3.42%, due 9/15/50	562
	500	Ser. 2015-C30, Class A4, 3.66%, due 9/15/58	499
	445	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/59	440
		WF-RBS Commercial Mortgage Trust
	6,319	Ser. 2014-C25, Class XA, 0.91%, due 11/15/47	258	(i)(j)
	14,858	Ser. 2014-C22, Class XA, 0.85%, due 9/15/57	576	(i)(j)
			24,559
Fannie Mae 14.9%

		Pass-Through Certificates
	3,040	3.00%, due 9/1/27 – 11/1/46	2,936
	13,545	3.50%, due 1/1/27 – 3/1/48	13,497
	17,984	4.00%, due 1/1/41 – 7/1/48	18,330	(h)
	3,550	4.50%, due 4/1/34 – 1/1/47	3,710
	2,283	5.00%, due 4/1/23 – 10/1/41	2,426
	1,955	5.50%, due 11/1/22 – 3/1/41	2,098
	657	6.00%, due 3/1/33 – 11/1/38	716
	1,795	3.50%, TBA, 30 Year Maturity	1,779	(k)
	795	4.00%, TBA, 15 Year Maturity	814	(k)
	6,845	4.00%, TBA, 30 Year Maturity	6,954	(k)
	4,745	4.50%, TBA, 30 Year Maturity	4,922	(k)
	2,675	5.00%, TBA, 30 Year Maturity	2,826	(k)
			61,008
Freddie Mac 10.5%

		Pass-Through Certificates
	4,579	3.00%, due 2/1/32 – 2/1/47	4,442
	12,238	3.50%, due 4/1/32 – 1/1/48	12,168
	11,403	4.00%, due 11/1/40 – 2/1/48	11,622
	2,223	4.50%, due 6/1/39 – 5/1/47	2,315
	981	5.00%, due 5/1/23 – 5/1/41	1,035
	658	5.50%, due 12/1/22 – 11/1/38	708
	11	6.00%, due 12/1/37	12
	3	6.50%, due 11/1/25	4
	1,815	3.50%, TBA, 30 Year Maturity	1,798	(k)
	6,225	4.00%, TBA, 30 Year Maturity	6,320	(k)
	2,665	4.50%, TBA, 30 Year Maturity	2,764	(k)
			43,188
Ginnie Mae 3.1%
		Pass-Through Certificates
	4,108	3.50%, due 1/20/43 – 12/20/47	4,122
	1,421	4.00%, due 11/20/44 – 7/20/47	1,459
	589	4.50%, due 3/20/48	613
	930	3.50%, TBA, 30 Year Maturity	931	(k)
	2,080	4.00%, TBA, 30 Year Maturity	2,126	(k)
	3,155	4.50%, TBA, 30 Year Maturity	3,276	(k)
			12,527

		Total Mortgage-Backed Securities (Cost $146,432)	141,544

Corporate Bonds 22.9%

Agriculture 0.6%
	2,595	BAT Capital Corp., 4.54%, due 8/15/47	2,461	(f)

Auto Manufacturers 0.2%
	810	Ford Motor Credit Co. LLC, 3.20%, due 1/15/21	799

Banks 6.5%
	1,295	Banco Santander SA, 3.80%, due 2/23/28	1,203
		Bank of America Corp.
	1,290	Ser. L, 3.95%, due 4/21/25	1,266
	1,410	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	1,382	(e)
	2,350	Barclays PLC, 4.38%, due 1/12/26	2,300
	1,535	BNP Paribas SA, 2.38%, due 5/21/20	1,512
	1,910	Citibank N.A., 2.00%, due 3/20/19	1,904	(l)
		Citigroup, Inc.
	580	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	563	(e)
	695	(3 month USD LIBOR + 1.15), 3.52%, due 10/27/28	655	(e)
		Goldman Sachs Group, Inc.
	625	2.60%, due 4/23/20	619
	1,310	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	1,249	(e)
	2,525	(3 month USD LIBOR + 1.16), 3.81%, due 4/23/29	2,415	(e)(l)
	1,030	(3 month USD LIBOR + 1.37), 4.02%, due 10/31/38	962	(e)
	1,000	5.15%, due 5/22/45	1,037
	2,045	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	1,982	(e)(l)(p)
		JPMorgan Chase & Co.
	1,900	(3 month USD LIBOR + 1.12), 4.01%, due 4/23/29	1,868	(e)
	975	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	918	(e)
	950	(3 month USD LIBOR + 1.22), 3.90%, due 1/23/49	868	(e)
	2,360	KFW, 2.38%, due 12/29/22	2,301	(l)
	2,000	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	1,799	(e)(p)
			26,803
Beverages 0.7%
	660	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	678
	2,095	Anheuser-Busch InBev Worldwide, Inc., 4.75%, due 4/15/58	2,110	(l)
			2,788
Computers 2.0%
	1,155	Apple, Inc., 4.65%, due 2/23/46	1,261
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	2,595	5.45%, due 6/15/23	2,724	(f)(l)
	1,240	6.02%, due 6/15/26	1,309	(f)
		HP Enterprise Co.
	1,245	3.60%, due 10/15/20	1,252
	1,650	4.90%, due 10/15/25	1,685
			8,231
Diversified Financial Services 0.1%
	625	Synchrony Financial, 2.70%, due 2/3/20	617

Food 0.4%
	1,615	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	1,509	(f)

Healthcare-Products 0.1%
	245	Abbott Laboratories, 2.35%, due 11/22/19	244

Insurance 0.3%
	1,215	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	1,163	(f)

Iron - Steel 0.2%
	935	Vale Overseas Ltd., 6.25%, due 8/10/26	1,028	(l)

Media 2.1%
		Charter Communications Operating LLC/Charter Communications Operating Capital
	1,450	3.58%, due 7/23/20	1,452
	2,900	4.91%, due 7/23/25	2,955	(l)
	745	6.48%, due 10/23/45	811
	455	5.38%, due 5/1/47	438
	1,285	5.75%, due 4/1/48	1,292
	1,390	Comcast Corp., 4.00%, due 8/15/47	1,272
	285	Discovery Communications LLC, 5.20%, due 9/20/47	281
			8,501
Miscellaneous Manufacturer 1.2%
	4,820	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	4,735	(e)(l)(p)

Oil & Gas 1.3%
	2,720	Marathon Oil Corp., 4.40%, due 7/15/27	2,735	(l)
	1,230	Noble Energy, Inc., 5.25%, due 11/15/43	1,274
	1,250	Petroleos Mexicanos, 6.50%, due 3/13/27	1,270
			5,279
Pharmaceuticals 2.6%
		AbbVie, Inc.
	1,215	2.50%, due 5/14/20	1,201
	1,110	4.70%, due 5/14/45	1,091
		CVS Health Corp.
	2,340	4.30%, due 3/25/28	2,331	(l)
	2,955	5.05%, due 3/25/48	3,062	(l)
		Shire Acquisitions Investments Ireland DAC
	1,685	1.90%, due 9/23/19	1,662
	1,530	2.40%, due 9/23/21	1,473
			10,820
Pipelines 1.5%
		Energy Transfer Partners L.P.
	650	4.15%, due 10/1/20	657
	600	5.80%, due 6/15/38	619
		Kinder Morgan, Inc.
	1,480	5.00%, due 2/15/21	1,530	(f)
	1,520	5.55%, due 6/1/45	1,595
	1,910	MPLX L.P., 4.70%, due 4/15/48	1,818
			6,219
Real Estate Investment Trusts 0.3%
	1,135	Corporate Office Properties L.P., 3.60%, due 5/15/23	1,097

Semiconductors 1.3%
		Broadcom Corp./Broadcom Cayman Finance Ltd.
	1,425	2.38%, due 1/15/20	1,406
	2,180	3.88%, due 1/15/27	2,042	(l)
	375	3.50%, due 1/15/28	339
	1,515	Microchip Technology, Inc., 4.33%, due 6/1/23	1,519	(f)
			5,306
Telecommunications 1.5%
		AT&T, Inc.
	1,155	4.75%, due 5/15/46	1,057
	2,045	5.45%, due 3/1/47	2,048	(l)
	1,300	Verizon Communications, Inc., 4.67%, due 3/15/55	1,222
	1,825	Vodafone Group PLC, 3.75%, due 1/16/24	1,804
			6,131

		Total Corporate Bonds (Cost $95,999)	93,731

Asset-Backed Securities 10.8%
	383	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	382
	530	American Express Credit Account Master Trust, Ser. 2017-4, Class A, 1.64%, due 12/15/21	526
		Asset Backed Funding Certificates
	198	Ser. 2003-OPT1, Class A3, (1 month USD LIBOR + 0.68%), 2.74%, due 4/25/33	194	(e)
	961	Ser. 2004-OPT3, Class A4, (1 month USD LIBOR + 0.78%), 2.84%, due 11/25/33	953	(e)
		Capital One Multi-Asset Execution Trust
	6,740	Ser. 2017-A1, Class A1, 2.00%, due 1/17/23	6,639
	1,980	Ser. 2016-A2, Class A2, (1 month USD LIBOR + 0.63%), 2.70%, due 2/15/24	2,000	(e)
	1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1 month USD LIBOR + 0.48%), 2.54%, due 10/25/35	1,103	(e)
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, (1 month USD LIBOR + 0.46%), 2.52%, due 12/25/33	15	(e)
		Chase Issuance Trust
	3,490	Ser. 2016-A2, Class A, 1.37%, due 6/15/21	3,450
	5,900	Ser. 2012-A4, Class A4, 1.58%, due 8/16/21	5,829
		Citibank Credit Card Issuance Trust
	6,540	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	6,448
	2,940	Ser. 2018-A1, Class A1, 2.49%, due 1/20/23	2,900
	39	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, (1 month USD LIBOR + 0.56%), 2.62%, due 1/25/36	39	(e)
	208	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, (1 month USD LIBOR + 0.50%), 2.56%, due 10/25/34	204	(e)
	7	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, (1 month USD LIBOR + 0.12%), 2.33%, due 5/25/32	7	(e)
	2,022	Home Equity Asset Trust, Ser. 2003-5, Class A1, (1 month USD LIBOR + 0.58%), 2.64%, due 12/25/33	1,964	(e)
		Morgan Stanley ABS Capital I, Inc. Trust
	471	Ser. 2003-HE1, Class M1, (1 month USD LIBOR + 1.20%), 3.26%, due 5/25/33	467	(e)
	735	Ser. 2004-NC1, Class M1, (1 month USD LIBOR + 1.05%), 3.11%, due 12/27/33	737	(e)
		Navient Student Loan Trust
	246	Ser. 2016-6A, Class A1, (1 month USD LIBOR + 0.48%), 2.54%, due 3/25/66	246	(e)(f)
	591	Ser. 2017-3A, Class A1, (1 month USD LIBOR + 0.30%), 2.36%, due 7/26/66	591	(e)(f)
	145	Ser. 2017-1A, Class A1, (1 month USD LIBOR + 0.40%), 2.46%, due 7/26/66	145	(e)(f)
	1,041	Ser. 2017-4A, Class A1, (1 month USD LIBOR + 0.24%), 2.30%, due 9/27/66	1,041	(e)(f)
	725	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.30%, due 3/25/67	725	(e)(f)
	710	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.36%, due 3/25/67	710	(e)(f)
	464	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, (1 month USD LIBOR + 0.26%), 2.32%, due 4/25/35	461	(e)
	1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1 month USD LIBOR + 0.46%), 2.52%, due 1/25/36	1,338	(e)
	614	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, (1 month USD LIBOR + 0.48%), 2.54%, due 4/25/35	614	(e)
	360	Residential Asset Securities Corp., Ser. 2005-KS9, Class M5, (1 month USD LIBOR + 0.63%), 2.69%, due 10/25/35	363	(e)
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1 month USD LIBOR + 0.54%), 2.60%, due 3/25/35	9	(e)
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, (1 month USD LIBOR + 0.68%), 2.74%, due 1/25/34	4	(e)
	672	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	670
	1,915	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	1,896	(f)
		World Omni Auto Receivables Trust
	100	Ser. 2018-A, Class A2, 2.19%, due 5/17/21	100
	1,600	Ser. 2018-C, Class A2, 2.80%, due 1/18/22	1,600	(g)(h)

		Total Asset-Backed Securities (Cost $44,091)	44,370

Foreign Government Securities 2.9%
ZAR	63,490	Republic of South Africa Government Bond, 6.50%, due 2/28/41	3,512
EUR	6,450	Spain Government Bond, 2.90%, due 10/31/46	8,268	(m)

		Total Foreign Government Securities (Cost $12,581)	11,780

NUMBER OF SHARES

Short-Term Investments 1.4%

Investment Companies 1.4%
	5,574,963	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(n) (Cost $5,575)	5,575	(l)

		Total Investments 108.5% (Cost $452,631)	444,003

		Liabilities Less Other Assets (8.5)%	(34,622)	(o)

		Net Assets 100.0%	$409,381

(a)	Principal amount is stated in the currency in which the security is denominated. EUR = Euro ZAR = South African Rand
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR = London Interbank Offered Rate
ICE = Intercontinental Exchange

(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $18,733,000, which represents 4.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(g)	Value determined using significant unobservable inputs.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

(h)	When-issued security. Total value of all such securities at July 31, 2018, amounted to approximately $5,451,000, which represents 1.3% of net assets of the Fund.
(i)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(k)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2018, amounted to approximately $34,510,000, which represents 8.4% of net assets of the Fund.

(l)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or when-issued securities with a total value of approximately $39,947,000.
(m)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018 amounted to approximately $8,268,000, which represents 2.0% of net assets of the Fund.

(n)	Represents 7-day effective yield as of July 31, 2018.
(o)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.
(p)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31,2018. The maturity date reflects the next call date.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	75	Brazilian Real	1,989,000	$(13,650)
9/2018	3	Australian Dollar	223,170	772
9/2018	142	U.S. Treasury Note, 10 Year	16,957,906	(47,703)
9/2018	12	U.S. Treasury Ultra Long Bond	1,882,875	(17,250)
9/2018	343	U.S. Treasury Note, 5 Year	38,801,875	(13,047)
Total Long Positions			$59,854,826	$(90,878)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	27	Euro-Bund	(5,101,476)	$(25,574)
9/2018	29	Euro-Buxl Bond, 30 Year	(5,954,798)	(50,072)
9/2018	111	Euro-OAT	(19,953,822)	(131,751)
9/2018	69	Euro	(10,123,594)	134,118
9/2018	49	South African Rand	(1,858,938)	(2,401)
9/2018	70	U.S. Dollar Interest Rate Swap, 10 Year	(6,650,000)	(6,016)
9/2018	127	U.S. Treasury Long Bond	(18,157,031)	(115,249)
9/2018	56	U.K. Long Gilt Bond	(9,017,320)	(76,440)
Total Short Positions			$(76,816,979)	$(273,385)
Total Futures				$(364,263)

At July 31, 2018, the Fund had $234,449 deposited in a segregated account to cover margin requirements on open futures. The fund had securities pledged in the amount of $1,598,169 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$143,475	$—	$143,475
U.S. Government Agency Securities	—	3,528	—	3,528
Mortgage-Backed Securities(a)	—	141,544	—	141,544
Corporate Bonds(a)	—	93,731	—	93,731
Asset-Backed Securities	—	42,770	1,600	44,370
Foreign Government Securities	—	11,780	—	11,780
Short-Term Investments	—	5,575	—	5,575
Total Investments	$—	$442,403	$1,600	$444,003

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities: (000’s omitted)
Asset-Backed Securities(c)	$—	$—	$—	$—	$1,600	$—	$—	$—	$1,600	$—
Total	$—	$—	$—	$—	$1,600	$—	$—	$—	$1,600	$—

(c) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

 As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$135	$—	$—	$135
Liabilities	(499)	—	—	(499)
Total	$(364)	$—	$—	$(364)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 14.4%
	$100	U.S. Treasury Bill, 1.89%, due 8/23/18	$100	(b)(c)
		U.S. Treasury Bonds
	315	5.38%, due 2/15/31	393
	30	3.88%, due 8/15/40	34
		U.S. Treasury Inflation-Indexed Bonds(d)
	218	0.13%, due 4/15/21	213
	109	3.63%, due 4/15/28	136
	222	3.88%, due 4/15/29	289
		U.S. Treasury Notes
	200	2.38%, due 8/15/24	194
	75	2.00%, due 11/15/26	70
	85	2.25%, due 11/15/27 – 8/15/46	79
	60	3.63%, due 2/15/44	66

		Total U.S. Treasury Obligations (Cost $1,566)	1,574

Mortgage-Backed Securities 42.6%

Collateralized Mortgage Obligations 5.7%
		Fannie Mae Connecticut Avenue Securities
	55	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 4.91%, due 11/25/29	58	(e)
	100	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.26%, due 1/25/30	102	(e)(f)
	20	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.71%, due 2/25/30	21	(e)
	20	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 4.86%, due 2/25/30	21	(e)
	40	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 4.56%, due 5/25/30	41	(e)
	20	Ser. 2018-C01, Class 1M2, (1 month USD LIBOR + 2.25%), 4.31%, due 7/25/30	20	(e)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	250	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 4.71%, due 12/25/29	260	(e)
	40	Ser. 2018-DNA1, Class M2, (1 month USD LIBOR + 1.80%), 3.86%, due 7/25/30	40	(e)
	60	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.36%, due 9/25/30	60	(e)
			623
Commercial Mortgage-Backed 2.0%
	60	CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Class B, 4.04%, due 4/15/50	60	(g)
	25	GS Mortgage Securities Trust, Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/45	26
	45	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class C, 5.15%, due 7/15/49	46	(g)(h)
		Wells Fargo Commercial Mortgage Trust
	45	Ser. 2012-LC5, Class B, 4.14%, due 10/15/45	45
	45	Ser. 2016-C35, Class B, 3.44%, due 7/15/48	43
			220
Fannie Mae 18.7%

		Pass-Through Certificates
	79	3.00%, due 11/1/45 – 9/1/46	76
	465	3.50%, due 8/1/45 – 8/1/47	463
	469	4.00%, due 2/1/45 – 9/1/47	477
	220	3.50%, TBA, 15 Year Maturity	222	(i)
	55	3.50%, TBA, 30 Year Maturity	55	(i)
	50	4.00%, TBA, 15 Year Maturity	51	(i)
	325	4.00%, TBA, 30 Year Maturity	330	(i)
	355	4.50%, TBA, 30 Year Maturity	368	(i)
			2,042
Freddie Mac 15.5%

		Pass-Through Certificates
	101	3.00%, due 11/1/46	98
	343	3.50%, due 11/1/42 – 10/1/47	340
	411	4.00%, due 1/1/40 – 6/1/47	419
	215	3.50%, TBA, 30 Year Maturity	213	(i)
	455	4.00%, TBA, 30 Year Maturity	462	(i)
	155	4.50%, TBA, 30 Year Maturity	161	(i)
			1,693
Ginnie Mae 0.7%
	75	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	78	(i)

		Total Mortgage-Backed Securities (Cost $4,698)	4,656

Corporate Bonds 34.7%

Agriculture 0.6%
	70	BAT Capital Corp., 4.54%, due 8/15/47	66	(h)

Auto Manufacturers 2.6%
	100	Ford Motor Credit Co. LLC, 3.66%, due 9/8/24	95	(f)
	40	General Motors Co., 6.75%, due 4/1/46	44
	35	General Motors Financial Co., Inc., 3.15%, due 6/30/22	34
EUR	100	Volkswagen Int'l Finance NV, (10 year EUR Swap + 3.37%), 3.88%, due 6/14/27	115	(e)(f)(j)(m)
			288
Banks 9.7%
		Bank of America Corp.
	$100	4.20%, due 8/26/24	100	(f)
	40	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	39	(e)
	200	Barclays PLC, 3.68%, due 1/10/23	195	(f)
		Citigroup, Inc.
	100	4.40%, due 6/10/25	100	(f)
	15	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	15	(e)
	20	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	19	(e)
	50	Goldman Sachs Group, Inc., 4.25%, due 10/21/25	50
	100	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	97	(e)(f)(m)
	90	Morgan Stanley, 5.00%, due 11/24/25	94	(f)
	100	Royal Bank of Scotland Group PLC, (3 month USD LIBOR + 1.48%), 3.50%, due 5/15/23	97	(e)(f)
	200	UBS Group Funding Switzerland AG, (5 year USD Swap + 4.59%), 6.88%, due 8/7/25	204	(e)(f)(j)(m)
	55	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	49	(e)(m)
			1,059
Computers 2.7%
	185	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/23	194	(f)(h)
	100	HP Enterprise Co., 4.90%, due 10/15/25	102	(f)
			296
Diversified Financial Services 0.9%
	100	Discover Financial Services, 4.10%, due 2/9/27	97	(f)

Food 0.3%
	35	Kroger Co., 3.88%, due 10/15/46	30

Gas 1.3%
GBP	100	Centrica PLC, (5 year GBP Swap + 3.61%), 5.25%, due 4/10/75	139	(e)(f)(j)

Insurance 0.3%
	$35	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	34	(h)

Iron - Steel 0.9%
	90	Vale Overseas Ltd., 6.25%, due 8/10/26	99	(f)

Media 4.1%
EUR	100	Bertelsmann SE & Co. KGaA, (5 year EUR Swap + 3.21%), 3.50%, due 4/23/75	117	(e)(f)(j)
	$185	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/25	188	(f)
	40	Comcast Corp., 4.00%, due 8/15/47	37
		Discovery Communications LLC
	100	4.90%, due 3/11/26	103	(f)
	10	5.20%, due 9/20/47	10
			455
Mining 0.9%
	100	Glencore Funding LLC, 4.63%, due 4/29/24	100	(f)(h)

Miscellaneous Manufacturer 1.2%
	130	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	128	(e)(f)(m)

Oil & Gas 2.8%
	50	Canadian Natural Resources Ltd., 6.25%, due 3/15/38	59
	100	Hess Corp., 4.30%, due 4/1/27	98	(f)
	55	Noble Energy, Inc., 3.85%, due 1/15/28	53
	100	Petroleos Mexicanos, 4.63%, due 9/21/23	99	(f)
			309
Pharmaceuticals 1.2%
		CVS Health Corp.
	40	4.30%, due 3/25/28	40
	85	5.05%, due 3/25/48	88	(f)
			128
Pipelines 2.8%
		Energy Transfer Partners L.P.
	15	5.80%, due 6/15/38	15
	45	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	43	(e)(m)
	100	Enterprise Products Operating LLC, Ser. E, (3 month USD LIBOR + 3.03%), 5.25%, due 8/16/77	94	(e)(f)
	50	Kinder Morgan Energy Partners L.P., 5.50%, due 3/1/44	51
	100	MPLX L.P., 4.88%, due 12/1/24	104	(f)
			307
Semiconductors 0.9%
	60	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	56
	40	Microchip Technology, Inc., 4.33%, due 6/1/23	40	(h)
			96
Telecommunications 1.5%
EUR	100	Telefonica Europe BV, (5 year EUR Swap + 2.33%), 2.63%, due 6/7/23	112	(e)(f)(j)(m)

	$55	Verizon Communications, Inc., 2.63%, due 8/15/26	50
			162

		Total Corporate Bonds (Cost $3,974)	3,793

Asset-Backed Securities 9.3%
	22	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	22
	36	Bear Stearns Asset Backed Securities I Trust, Ser. 2004-HE, Class M1, (1 month USD LIBOR + 0.98%), 3.04%, due 12/25/34	36	(e)
	150	Capital One Multi-Asset Execution Trust, Ser. 2014-A4, Class A4, (1 month LIBOR + 0.36%), 2.43%, due 6/15/22	150	(e)(f)
	30	Centex Home Equity Loan Trust, Ser. 2005-D, Class M4, (1 month USD LIBOR + 0.61%), 2.67%, due 10/25/35	30	(e)
		Chase Issuance Trust
	100	Ser. 2016-A2, Class A, 1.37%, due 6/15/21	99
	110	Ser. 2012-A4, Class A4, 1.58%, due 8/16/21	109
	125	Ser. 2018-A1, Class A1, (1 month USD LIBOR + 0.20%), 2.27%, due 4/17/23	125	(e)(f)
		Citibank Credit Card Issuance Trust
	100	Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	98
	115	Ser. 2018-A1, Class A1, 2.49%, due 1/20/23	114	(f)
	37	Countrywide Asset-Backed Certificates, Ser. 2004-BC5, Class M5, (1 month USD LIBOR + 1.50%), 3.56%, due 10/25/34	38	(e)
	35	Long Beach Mortgage Loan Trust, Ser. 2004-4, Class M1, (1 month USD LIBOR + 0.90%), 2.96%, due 10/25/34	35	(e)
	54	Navient Student Loan Trust, Ser. 2017-4A, Class A1, (1 month USD LIBOR + 0.24%), 2.30%, due 9/27/66	54	(e)(h)
	100	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	99	(h)
	16	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Ser. 2004-1, Class 2A1, (1 month USD LIBOR + 0.30%), 2.36%, due 4/25/34	15	(e)

		Total Asset-Backed Securities (Cost $1,029)	1,024

Foreign Government Securities 14.4%
	30	Bolivian Government International Bond, 4.50%, due 3/20/28	27	(h)
		Brazilian Government International Bond
	45	2.63%, due 1/5/23	42
	30	6.00%, due 4/7/26	32
	25	5.63%, due 2/21/47	23
		Colombia Government International Bond
	30	4.00%, due 2/26/24	30
	20	3.88%, due 4/25/27	19
	40	Costa Rica Government International Bond, 7.16%, due 3/12/45	42	(j)
		Dominican Republic International Bond
	30	5.88%, due 4/18/24	31	(h)
	25	6.88%, due 1/29/26	27	(h)
	20	6.85%, due 1/27/45	20	(h)
	60	Guatemala Government Bond, 4.38%, due 6/5/27	58	(h)
	50	Hungary Government International Bond, 7.63%, due 3/29/41	71
		Indonesia Government International Bond
	70	3.70%, due 1/8/22	70	(h)
	20	4.35%, due 1/8/27	20	(h)
	70	Kazakhstan Government International Bond, 5.13%, due 7/21/25	75	(h)
	30	Mexico Government International Bond, 4.35%, due 1/15/47	27
		Morocco Government International Bond
	60	4.25%, due 12/11/22	61	(h)
	20	5.50%, due 12/11/42	21	(h)
	25	Namibia International Bond, 5.25%, due 10/29/25	24	(h)
		Oman Government International Bond
	30	3.88%, due 3/8/22	29	(h)
	20	5.38%, due 3/8/27	19	(h)
	20	6.50%, due 3/8/47	19	(h)
		Panama Government International Bond
	30	3.75%, due 3/16/25	30
	20	3.88%, due 3/17/28	20
	20	4.50%, due 5/15/47	20
	30	Paraguay Government International Bond, 4.70%, due 3/27/27	30	(h)
		Qatar Government International Bond
	20	3.25%, due 6/2/26	19	(h)
	20	4.63%, due 6/2/46	20	(h)
ZAR	1,790	Republic of South Africa Government Bond, 6.50%, due 2/28/41	99	(f)
		Republic of South Africa Government International Bond
	$30	4.88%, due 4/14/26	29
	20	4.30%, due 10/12/28	18
	20	5.00%, due 10/12/46	17
	25	Romanian Government International Bond, 6.13%, due 1/22/44	29	(h)
		Saudi Government International Bond
	30	2.38%, due 10/26/21	29	(h)
	20	3.25%, due 10/26/26	19	(h)
	20	4.50%, due 10/26/46	19	(h)
	45	Serbia International Bond, 4.88%, due 2/25/20	46	(h)
EUR	180	Spain Government Bond, 2.90%, due 10/31/46	231	(j)
	$50	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	49	(h)
		Uruguay Government International Bond
	30	4.38%, due 10/27/27	31
	30	5.10%, due 6/18/50	30

		Total Foreign Government Securities (Cost $1,645)	1,572

NUMBER OF SHARES

Short-Term Investments 1.1%

Investment Companies 1.1%
	126,206	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(k) (Cost $126)	126	(f)

		Total Investments 116.5% (Cost $13,038)	12,745

		Liabilities Less Other Assets (16.5)%	(1,808)	(l)

		Net Assets 100.0%	$10,937

(a)	Principal amount is stated in the currency in which the security is denominated.
	EUR	=	Euro
	GBP	=	Pound Sterling
	ZAR	=	South African Rand
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR = London Interbank Offered Rate

ICE = Intercontinental Exchange

(f)	All or a portion of this security is segregated in connection with obligations for to be announced securities and futures with a total value of approximately $3,675,000.
(g)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(h)
Securities were purchased under Rule 144A of the 1933 Act, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $1,394,000, which represents 12.7% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2018 amounted to approximately $1,940,000, which represents 17.7% of net assets of the Fund.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018 amounted to approximately $960,000, which represents 8.8% of net assets of the Fund.

(k)	Represents 7-day effective yield as of July 31, 2018.
(l)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.
(m)		Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
8/2018	2	Brazilian Real	$53,040	$(364)
9/2018	4	Australian Dollar, 10 Year	383,983	5,103
9/2018	8	U.S. Treasury Note, 10 Year	955,375	(172)
9/2018	14	U.S. Treasury Note, 5 Year	1,583,750	(1,094)
Total Long Positions			$2,976,148	$3,473
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	1	Euro-Bund	$(188,944)	$(947)
9/2018	1	Euro-Buxl Bond, 30 Year	(205,338)	(1,801)
9/2018	3	Euro-OAT	(539,293)	(3,555)
9/2018	4	Euro	(586,875)	7,775
9/2018	2	Pound Sterling	(164,375)	3,675
9/2018	1	South African Rand	(37,938)	(49)
9/2018	1	U.S. Treasury Long Bond	(142,969)	(1,005)
9/2018	5	U.S. Treasury Bond, Ultra 10 Year	(635,547)	(3,128)
9/2018	1	U.S. Treasury Ultra Long Bond	(156,906)	(2,352)
9/2018	3	U.K. Long Gilt Bond	(483,071)	(4,096)
Total Short Positions			$(3,141,256)	$(5,483)
Total Futures				$(2,010)

The Fund had securities pledged in the amount of $99,886 to cover collateral requirements for open futures.

Credit default swap contracts ("credit default swaps")

At July 31, 2018, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Received by the Fund		Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX Emerging Markets Index, Ser. 27 V.2	$174,600	1.00	%(a)	6/20/2022	$(10,801)	$6,384	$407	$(4,010)
ICE Clear Credit LLC	CDX North American High Yield Index, Ser. 29 V.1	525,000	5.00	%(a)	12/20/2022	33,568	5,031	3,063	41,662
Total						$22,767	$11,415	$3,470	$37,652

(a)	Payment frequency — quarterly.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) (cont’d)

Interest rate swap contracts ("interest rate swaps")

At July 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate		Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME Group, Inc	$400,000	Receive	3-month USD LIBOR(a)	2.90	%(b)	2/27/2028	$4,717	$(3,318)	$1,399
CME Group, Inc	65,000	Receive	3-month USD LIBOR(a)	2.90	%(b)	3/16/2028	416	(521)	(105)
CME Group, Inc	125,000	Receive	3-month USD LIBOR(a)	2.43	%(b)	12/7/2027	5,935	(13)	5,922
Total							$11,068	$(3,852)	$7,216

(a)	Payment frequency — quarterly.
(b)	Payment frequency — semi-annually.

LIBOR = London Interbank Offered Rate

At July 31, 2018, the Fund had $45,671 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,574	$—	$1,574
Mortgage-Backed Securities(a)	—	4,656	—	4,656
Corporate Bonds(a)	—	3,793	—	3,793
Asset-Backed Securities	—	1,024	—	1,024
Foreign Government Securities	—	1,572	—	1,572
Short-Term Investments	—	126	—	126
Total Investments	$—	$12,745	$—	$12,745

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$17	$—	$—	$17
Liabilities	(19)	—	—	(19)
Swaps
Assets	—	49	—	49
Liabilities	—	(4)	—	(4)
Total	$(2)	$45	$—	$43

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Corporate Bonds 26.5%

Argentina 1.2%
	$500	Agua y Saneamientos Argentinos SA, 6.63%, due 2/1/23	$415	(b)
	206	Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, due 7/27/23	203	(c)
	86	Genneia SA, 8.75%, due 1/20/22	83	(c)
		Pampa Energia SA
	257	7.38%, due 7/21/23	250	(c)
	200	7.38%, due 7/21/23	195	(b)
	274	7.50%, due 1/24/27	257	(b)
	234	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/25	194	(c)
	317	Tecpetrol SA, 4.88%, due 12/12/22	298	(c)
	150	Transportadora de Gas del Sur SA, 6.75%, due 5/2/25	141	(c)
		YPF SA
	83	(BADLARPP + 4.00%, Floor 18.00%), 36.75%, due 7/7/20	44	(b)(d)
	200	8.75%, due 4/4/24	203	(b)
	200	8.50%, due 7/28/25	198	(b)
	206	7.00%, due 12/15/47	165	(c)
			2,646
Azerbaijan 0.7%
		Southern Gas Corridor CJSC
	200	6.88%, due 3/24/26	220	(b)
	1,300	6.88%, due 3/24/26	1,429	(b)(e)
			1,649
Belarus 0.2%
		Eurotorg LLC Via Bonitron DAC
	200	8.75%, due 10/30/22	200	(c)(e)
	200	8.75%, due 10/30/22	200	(b)
			400
Brazil 3.1%
	300	Banco BTG Pactual SA, 5.50%, due 1/31/23	291	(b)(e)
		Banco do Brasil SA
	260	4.88%, due 4/19/23	256	(c)(e)
	284	4.63%, due 1/15/25	271	(c)(e)
	200	(10 year CMT + 6.36%), 9.00%, due 6/18/24	204	(b)(d)(q)
	200	Cemig Geracao e Transmissao SA, 9.25%, due 12/5/24	208	(c)
		CSN Resources SA
	558	6.50%, due 7/21/20	537	(b)
	222	7.63%, due 2/13/23	210	(c)
		Itau Unibanco Holding SA
	365	(5 year CMT + 3.86%), 6.50%, due 3/19/23	354	(c)(d)(q)
	200	(5 year CMT + 3.98%), 6.13%, due 12/12/22	192	(b)(d)(q)
		JBS Investments GmbH
	400	7.75%, due 10/28/20	410	(b)
	200	7.25%, due 4/3/24	200	(b)
	200	Klabin Finance SA, 5.25%, due 7/16/24	199	(b)
	259	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, due 5/3/23	255	(c)
	276	MARB BondCo PLC, 6.88%, due 1/19/25	266	(c)
	850	Marfrig Holdings Europe BV, 8.00%, due 6/8/23	869	(b)(e)
	254	Minerva Luxembourg SA, 6.50%, due 9/20/26	237	(c)
	616	Petrobras Global Finance BV, 7.38%, due 1/17/27	640
	267	Rede D'or Finance Sarl, 4.95%, due 1/17/28	244	(c)
	200	Rumo Luxembourg Sarl, 7.38%, due 2/9/24	207	(c)
	117	Vale Overseas Ltd., 8.25%, due 1/17/34	149
	400	VM Holding SA Co., 5.38%, due 5/4/27	395	(b)
	200	Votorantim Cimentos SA, 7.25%, due 4/5/41	206	(b)
			6,800
Canada 0.2%
	343	Gran Tierra Energy Int'l Holdings Ltd., 6.25%, due 2/15/25	331	(c)
	20	Nexen, Inc., 5.88%, due 3/10/35	23
			354
Chile 0.8%
	422	Banco de Credito e Inversiones, 3.50%, due 10/12/27	390	(c)(e)
	200	Celeo Redes Operacion Chile SA, 5.20%, due 6/22/47	200	(b)
	200	Celulosa Arauco y Constitucion SA, 5.50%, due 11/2/47	198
		Geopark Ltd.
	200	6.50%, due 9/21/24	197	(b)
	389	6.50%, due 9/21/24	383	(c)
	250	SACI Falabella, 3.75%, due 10/30/27	234	(b)
	200	VTR Finance BV, 6.88%, due 1/15/24	207	(b)
			1,809
China 3.6%
	212	Alibaba Group Holding Ltd., 4.20%, due 12/6/47	199	(e)
	300	Azure Orbit IV Int'l Finance Ltd., 3.75%, due 1/25/23	291	(b)
	300	CCCI Treasure Ltd., (5 year CMT + 7.19%), 3.50%, due 4/21/20	295	(b)(d)(q)
	200	CDBL Funding 1, 3.00%, due 4/24/23	188	(b)
	200	Chalieco Hong Kong Corp. Ltd., (3 year CMT + 8.29%), 5.70%, due 1/15/20	197	(b)(d)(q)
	400	Charming Light Investments Ltd., 4.38%, due 12/21/27	379	(b)
		China Evergrande Group
	200	8.25%, due 3/23/22	197	(b)
	300	9.50%, due 3/29/24	291	(b)
		China Minmetals Corp.
	210	(3 year CMT + 6.07%), 4.45%, due 5/13/21	207	(b)(d)(q)
	416	(5 year CMT + 4.72%), 3.75%, due 11/13/22	382	(b)(d)(q)
	200	China Overseas Finance Cayman VI Ltd., 6.45%, due 6/11/34	230	(b)
	300	China SCE Property Holdings Ltd., 5.88%, due 3/10/22	272	(b)
		CNAC HK Finbridge Co. Ltd.
	210	4.63%, due 3/14/23	211	(b)
	200	5.13%, due 3/14/28	200	(b)
	200	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/25	192	(e)
	200	CNRC Capitale Ltd., (5 year CMT + 6.08%), 3.90%, due 6/22/22	191	(b)(d)(q)
		Country Garden Holdings Co. Ltd.
	200	4.75%, due 7/25/22	189	(b)
	200	5.63%, due 12/15/26	195	(b)
	201	Dianjian Int'l Finance Ltd., (5 year CMT + 6.93%), 4.60%, due 3/13/23	193	(b)(d)(q)
	300	Franshion Brilliant Ltd., (5 year USD Swap + 3.86%), 5.75%, due 1/17/22	273	(b)(d)(q)
	200	Golden Eagle Retail Group Ltd., 4.63%, due 5/21/23	178	(b)
	300	HeSteel Hong Kong Co. Ltd., 4.25%, due 4/7/20	291	(b)
		Huarong Finance 2017 Co. Ltd.
	400	(5 year CMT + 7.77%), 4.50%, due 1/24/22	392	(b)(d)(q)
	200	(5 year CMT + 6.98%), 4.00%, due 11/7/22	190	(b)(d)(q)
	200	Longfor Properties Co. Ltd., 3.88%, due 7/13/22	192	(b)
	400	Proven Honour Capital Ltd., 4.13%, due 5/19/25	381	(b)
	400	Sinopec Group Overseas Development 2015 Ltd., 3.25%, due 4/28/25	381	(b)
	312	Sinopec Group Overseas Development 2017 Ltd., 3.25%, due 9/13/27	291	(c)
		Sunac China Holdings Ltd.
	300	6.88%, due 8/8/20	293	(b)
	250	8.35%, due 4/19/23	238	(b)
	200	Weichai International Hong Kong Energy Group Co. Ltd., (5 year CMT + 6.08%), 3.75%, due 9/14/22	185	(b)(d)(q)
			7,784
Colombia 1.4%
	200	Banco de Bogota SA, 5.38%, due 2/19/23	208	(b)
	504	Bancolombia SA, (5 year CMT + 2.93%), 4.88%, due 10/18/27	495	(d)(e)
		Ecopetrol SA
	300	7.38%, due 9/18/43	343	(e)
	200	5.88%, due 5/28/45	200	(e)
		Empresas Publicas de Medellin ESP
COP	1,278,000	8.38%, due 2/1/21	446	(b)
COP	807,000	7.63%, due 9/10/24	268	(c)(e)
COP	1,600,000	8.38%, due 11/8/27	524	(c)(e)
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/24	156	(c)
	$300	Grupo Aval Ltd., 4.75%, due 9/26/22	302	(b)
	100	SUAM Finance B.V., 4.88%, due 4/17/24	103	(b)
			3,045
Ghana 0.2%
		Tullow Oil PLC
	200	6.25%, due 4/15/22	199	(b)
	210	7.00%, due 3/1/25	204	(c)
			403
Guatemala 0.4%
	250	Central American Bottling Corp., 5.75%, due 1/31/27	250	(c)(e)
	600	Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/24	622	(b)
			872
Hong Kong 1.5%
	250	Bank of East Asia Ltd., (5 year CMT + 3.83%), 5.50%, due 12/2/20	248	(b)(d)(q)
	300	China Cinda Finance 2017 I Ltd., 4.10%, due 3/9/24	293	(b)
	200	CLP Power HK Finance Ltd., (6 month USD LIBOR + 2.30%), 4.25%, due 11/7/19	200	(b)(d)(q)
	300	Fita Int'l Ltd., 7.00%, due 2/10/20	313	(b)
	200	HLP Finance Ltd., 4.45%, due 4/16/21	201	(b)
	400	Melco Resorts Finance Ltd., 4.88%, due 6/6/25	378	(c)
	200	NWD Finance BVI Ltd., 5.75%, due 10/5/21	180	(b)(q)
	300	PCPD Capital Ltd., 4.75%, due 3/9/22	289	(b)
	700	Studio City Co. Ltd., 7.25%, due 11/30/21	726	(b)(e)
		WTT Investment Ltd.
	200	5.50%, due 11/21/22	193	(c)
	200	5.50%, due 11/21/22	193	(b)
			3,214
India 0.7%
	200	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/28	184	(b)
	200	Azure Power Energy Ltd., 5.50%, due 11/3/22	192	(c)(e)
	500	Bharti Airtel Int'l Netherlands BV, 5.13%, due 3/11/23	500	(b)
	250	Reliance Industries Ltd., 4.88%, due 2/10/45	243	(c)
		Vedanta Resources PLC
	200	6.38%, due 7/30/22	196	(c)
	200	6.38%, due 7/30/22	197	(b)
			1,512
Indonesia 0.5%
	200	Indika Energy Capital III Pte Ltd., 5.88%, due 11/9/24	191	(b)
	200	Indo Energy Finance II BV, 6.38%, due 1/24/23	197	(b)
	250	Perusahaan Gas Negara Persero Tbk, 5.13%, due 5/16/24	251	(b)
		Perusahaan Listrik Negara PT
	200	5.45%, due 5/21/28	208	(c)
	200	6.15%, due 5/21/48	214	(c)
			1,061
Israel 0.2%
	200	Israel Electric Corp. Ltd., 5.00%, due 11/12/24	207	(b)
		Teva Pharmaceutical Finance Netherlands III BV
	200	2.80%, due 7/21/23	181
	200	3.15%, due 10/1/26	170
			558
Jamaica 0.1%
	300	Digicel Ltd., 6.00%, due 4/15/21	277	(b)

Kazakhstan 1.1%
	450	Kazkommertsbank JSC, 5.50%, due 12/21/22	449	(b)
		KazMunayGas National Co. JSC
	200	4.75%, due 4/24/25	205	(c)
	499	5.38%, due 4/24/30	510	(c)
	200	5.75%, due 4/19/47	197	(c)
	560	5.75%, due 4/19/47	550	(b)
	225	6.38%, due 10/24/48	235	(c)
	250	Nostrum Oil & Gas Finance BV, 8.00%, due 7/25/22	237	(c)
			2,383
Korea 0.8%
	316	Hanwha Life Insurance Co. Ltd., (5 year CMT + 2.00%), 4.70%, due 4/23/48	297	(c)(d)
	200	Hyundai Capital Services, Inc., 3.75%, due 3/5/23	196	(c)
	200	Korea East-West Power Co. Ltd., 3.88%, due 7/19/23	200	(c)
	200	Kyobo Life Insurance Co. Ltd., (5 year CMT + 2.09%), 3.95%, due 7/24/47	187	(b)(d)
	200	POSCO, 4.00%, due 8/1/23	200	(c)(f)(g)
	200	Shinhan Bank Co. Ltd., 3.88%, due 3/24/26	189	(c)
		Woori Bank
	200	4.75%, due 4/30/24	198	(c)
	300	4.75%, due 4/30/24	297	(b)
			1,764
Kuwait 0.1%
	200	NBK Tier 1 Financing Ltd., (6 year USD Swap + 4.12%), 5.75%, due 4/9/21	202	(b)(d)(q)

Macau 0.1%
	200	Wynn Macau Ltd., 4.88%, due 10/1/24	191	(b)

Mexico 3.7%
	200	Alfa SAB de CV, 6.88%, due 3/25/44	208	(b)
	300	Banco Inbursa SA Institucion de Banca Multiple, 4.38%, due 4/11/27	289	(b)
	200	Banco Mercantil del Norte SA, (10 year CMT + 5.35%), 7.63%, due 1/6/28	211	(b)(d)(q)
	220	BBVA Bancomer SA, (5 year CMT + 2.65%), 5.13%, due 1/18/33	205	(c)(d)(e)
		Cemex SAB de CV
	200	5.70%, due 1/11/25	203	(b)
	300	7.75%, due 4/16/26	330	(b)
	370	Cometa Energia SA de CV, 6.38%, due 4/24/35	364	(c)(e)
MXN	6,480	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/25	321
	$403	Cydsa SAB de CV, 6.25%, due 10/4/27	388	(c)(e)
	300	Elementia SAB de CV, 5.50%, due 1/15/25	289	(b)
	200	Infraestructura Energetica Nova SAB de CV, 4.88%, due 1/14/48	175	(c)
	200	Mexichem SAB de CV, 5.88%, due 9/17/44	194	(b)
	409	Mexico City Airport Trust, 5.50%, due 7/31/47	367	(c)
		Petroleos Mexicanos
MXN	13,180	7.19%, due 9/12/24	623	(b)
	$41	6.88%, due 8/4/26	43
MXN	33,443	Ser. 14-2, 7.47%, due 11/12/26	1,549	(e)
	$222	5.35%, due 2/12/28	207	(c)
	750	6.50%, due 6/2/41	692
	92	6.75%, due 9/21/47	85
	120	6.35%, due 2/12/48	107	(c)
	299	6.35%, due 2/12/48	266	(b)
	300	PLA Administradora Industrial S de RL de CV, 5.25%, due 11/10/22	305	(b)
	200	Sigma Alimentos SA de CV, 4.13%, due 5/2/26	196	(b)
	200	Trust F/1401, 6.95%, due 1/30/44	207	(b)
	211	Unifin Financiera SAB de CV SOFOM ENR, 7.38%, due 2/12/26	205	(c)
			8,029
Mongolia 0.1%
	200	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/20	213	(b)

Netherlands 0.1%
	250	GTH Finance BV, 6.25%, due 4/26/20	256	(b)

Nigeria 0.2%
	200	SEPLAT Petroleum Development Co. PLC, 9.25%, due 4/1/23	199	(c)
	200	Zenith Bank PLC, 7.38%, due 5/30/22	202	(b)
			401
Oman 0.1%
	242	Oztel Holdings SPC Ltd., 6.63%, due 4/24/28	240	(c)

Panama 0.1%
	200	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/27	196	(c)(e)

Peru 0.9%
	100	BBVA Banco Continental SA, (5 year CMT + 2.75%), 5.25%, due 9/22/29	104	(b)(d)
	225	Fenix Power Peru SA, 4.32%, due 9/20/27	213	(c)
PEN	843	Fondo MIVIVIENDA SA, 7.00%, due 2/14/24	277	(c)
	$200	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/28	209	(c)
	205	Inkia Energy Ltd., 5.88%, due 11/9/27	199	(c)
	200	Orazul Energy Egenor S en C por A, 5.63%, due 4/28/27	183	(c)
	200	Petroleos del Peru SA, 4.75%, due 6/19/32	196	(c)
	250	Southern Copper Corp., 6.75%, due 4/16/40	298
	200	Volcan Cia Minera SAA, 5.38%, due 2/2/22	206	(b)
			1,885
Philippines 0.1%
	200	VLL Int'l, Inc., 5.75%, due 11/28/24	187	(b)

Qatar 0.1%
	100	Nakilat, Inc., 6.07%, due 12/31/33	110	(b)

Russia 0.9%
		Credit Bank of Moscow Via CBOM Finance PLC
	319	5.88%, due 11/7/21	315	(c)(e)
	200	5.55%, due 2/14/23	189	(c)(e)
	300	Evraz Group SA, 5.38%, due 3/20/23	298	(b)
	200	GTLK Europe DAC, 5.95%, due 7/19/21	202	(b)
	200	Petropavlovsk 2016 Ltd., 8.13%, due 11/14/22	174	(c)
	200	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/22	201	(b)
	205	SCF Capital Ltd., 5.38%, due 6/16/23	207	(c)
	300	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/25	320	(b)
			1,906
Singapore 0.2%
	200	DBS Group Holdings Ltd., (5 year USD ICE Swap + 1.59%), 4.52%, due 12/11/28	202	(c)(d)
	200	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/24	199	(b)
			401
South Africa 0.8%
		Eskom Holdings SOC Ltd.
	260	6.75%, due 8/6/23	255	(b)
	400	7.13%, due 2/11/25	387	(c)(e)
	200	FirstRand Bank Ltd., (5 year USD Swap + 3.56%), 6.25%, due 4/23/28	201	(b)(d)
	200	Gold Fields Orogen Holdings BVI Ltd., 4.88%, due 10/7/20	199	(b)
	318	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	330	(c)
	250	Petra Diamonds US Treasury PLC, 7.25%, due 5/1/22	239	(b)
	280	Stillwater Mining Co., 7.13%, due 6/27/25	260	(c)
			1,871
Supranational 0.1%
	205	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/27	198	(c)(e)

Thailand 0.3%
	200	Krung Thai Bank PCL, (5 year CMT + 3.54%), 5.20%, due 12/26/24	202	(b)(d)
	200	PTT PCL, 4.50%, due 10/25/42	191	(b)
	200	Thaioil Treasury Center Co. Ltd., 3.63%, due 1/23/23	196	(c)
			589
Turkey 1.1%
		Akbank TAS
	200	5.13%, due 3/31/25	173	(c)(e)
	200	(5 year USD Swap + 4.03%), 6.80%, due 4/27/28	153	(b)(d)
	200	Finansbank AS, 4.88%, due 5/19/22	184	(b)
	350	KOC Holding AS, 5.25%, due 3/15/23	332	(b)
		TC Ziraat Bankasi AS
	200	4.25%, due 7/3/19	196	(b)
	200	5.13%, due 5/3/22	181	(c)
	200	5.13%, due 9/29/23	174	(c)
	200	Turk Telekomunikasyon AS, 4.88%, due 6/19/24	179	(b)
	200	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/28	177	(c)
	300	Turkiye Garanti Bankasi AS, (5 year USD Swap + 4.22%), 6.13%, due 5/24/27	238	(c)(d)
		Yapi ve Kredi Bankasi AS
	200	5.75%, due 2/24/22	182	(b)
	200	5.85%, due 6/21/24	171	(c)
			2,340
United Arab Emirates 0.4%
		Abu Dhabi Crude Oil Pipeline LLC
	200	3.65%, due 11/2/29	192	(b)
	266	3.65%, due 11/2/29	255	(c)
	283	4.60%, due 11/2/47	274	(c)(e)
	200	ADCB Finance Cayman Ltd., 4.00%, due 3/29/23	200	(c)(e)
			921
Venezuela 0.4%
		Petroleos de Venezuela SA
	748	6.00%, due 5/16/24	162	(b)(h)
	1,631	6.00%, due 11/15/26	355	(b)(h)
	650	5.38%, due 4/12/27	154	(b)(h)
	785	5.38%, due 4/12/27	186	(b)(h)
			857

		Total Corporate Bonds (Cost $60,088)	57,524

Foreign Government Securities 63.6%

Angola 0.4%
		Angolan Government International Bond
	307	8.25%, due 5/9/28	318	(b)
	458	9.38%, due 5/8/48	485	(b)
			803
Argentina 4.9%
ARS	1,471	Argentina Bonar Bonds, (BADLARPP + 2.00%), 36.50%, due 4/3/22	50	(d)
		Argentina Treasury Bill
ARS	14,356	0.00%, due 9/14/18	564	(i)(j)
ARS	1,832	0.00%, due 10/12/18	70	(i)(j)
ARS	1,500	Argentina Treasury Bond BONCER, 2.50%, due 7/22/21	74
		Argentine Bonos del Tesoro
ARS	10,656	21.20%, due 9/19/18	409
ARS	5,210	18.20%, due 10/3/21	154
		Argentine Republic Government International Bond
EUR	2,701	7.82%, due 12/31/33	3,175	(e)
EUR	2,754	2.26%, due 12/31/38	1,976	(e)(k)
EUR	256	2.26%, due 12/31/38	180	(k)
	$1,557	6.88%, due 1/11/48	1,219	(e)
		Bonos de la Nacion Argentina con Ajuste por CER
ARS	11,496	3.75%, due 2/8/19	476
ARS	14,677	4.00%, due 3/6/20	564
		Bonos De La Nacion Argentina En Moneda Dua
	$514	4.50%, due 6/21/19	534
	536	4.50%, due 2/13/20	551
ARS	17,872	City of Buenos Aires Argentina, (BADLARPP + 3.25%, Floor 22.25%), 37.70%, due 3/29/24	522	(d)
EUR	130	Provincia de Buenos Aires, 5.38%, due 1/20/23	142	(b)
			10,660
Azerbaijan 1.3%
	$210	Republic of Azerbaijan International Bond, 4.75%, due 3/18/24	210	(b)
		State Oil Co. of the Azerbaijan Republic
	1,700	4.75%, due 3/13/23	1,692	(b)(e)
	200	6.95%, due 3/18/30	216	(b)
	560	6.95%, due 3/18/30	606	(b)
			2,724
Belarus 0.1%
	210	Republic of Belarus International Bond, 7.63%, due 6/29/27	226	(b)

Belize 0.1%
	311	Belize Government International Bond, 4.94%, due 2/20/34	185	(b)

Bermuda 0.4%
		Bermuda Government International Bond
	600	4.85%, due 2/6/24	622	(b)
	200	3.72%, due 1/25/27	189	(b)
			811
Brazil 2.4%
BRL	1,425	Brazil Letras do Tesouro Nacional, 11.50%, 0.00%, due 1/1/19	370	(i)
	$600	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	585	(b)
		Brazil Notas do Tesouro Nacional
BRL	1,471	Ser. F, 10.00%, due 1/1/21	401	(e)
BRL	11,023	Ser. F, 10.00%, due 1/1/23	2,913	(e)
BRL	840	Ser. F, 10.00%, due 1/1/27	212
	$870	Brazilian Government International Bond, 5.00%, due 1/27/45	737
			5,218
Chile 0.4%
		Bonos de la Tesoreria de la Republica en pesos
CLP	205,000	5.00%, due 3/1/35	327
CLP	370,000	6.00%, due 1/1/43	643
			970
Colombia 2.2%
		Colombia Government International Bond
COP	423,000	4.38%, due 3/21/23	139
COP	921,000	9.85%, due 6/28/27	403
	$230	6.13%, due 1/18/41	259
	310	5.63%, due 2/26/44	333
	830	5.00%, due 6/15/45	826	(e)
		Colombian TES
COP	807,300	Ser. B, 7.00%, due 5/4/22	290
COP	3,566,000	Ser. B, 10.00%, due 7/24/24	1,458	(e)
COP	717,400	Ser. B, 6.25%, due 11/26/25	244
COP	799,700	Ser. B, 6.00%, due 4/28/28	260
COP	1,579,200	Ser. B, 7.75%, due 9/18/30	578
			4,790
Costa Rica 0.5%
		Costa Rica Government International Bond
	$720	7.00%, due 4/4/44	738	(b)
	280	7.16%, due 3/12/45	293	(b)
			1,031
Cote D'Ivoire 1.1%
		Ivory Coast Government International Bond
	250	6.38%, due 3/3/28	243	(b)
EUR	126	5.25%, due 3/22/30	143	(b)
	$1,429	5.75%, due 12/31/32	1,359	(b)(e)(k)
	509	5.75%, due 12/31/32	486	(b)(k)
EUR	117	6.63%, due 3/22/48	133	(b)
			2,364
Croatia 1.1%
		Croatia Government International Bond
	$213	6.00%, due 1/26/24	232	(b)
EUR	653	3.00%, due 3/11/25	826	(b)(e)
EUR	610	3.00%, due 3/20/27	752	(b)
EUR	488	2.75%, due 1/27/30	573	(b)
			2,383
Czech Republic 0.5%
CZK	23,650	Czech Republic Government Bond, 0.00%, due 7/17/19	1,071	(b)

Dominican Republic 0.2%
		Dominican Republic International Bond
	$281	6.00%, due 7/19/28	284	(b)
	100	7.45%, due 4/30/44	108	(b)(g)
	100	6.85%, due 1/27/45	102	(b)
			494
Ecuador 0.3%
		Ecuador Government International Bond
	300	7.95%, due 6/20/24	289	(b)
	200	9.65%, due 12/13/26	201	(b)
	200	8.88%, due 10/23/27	193	(b)
			683
Egypt 0.8%
		Egypt Government International Bond
EUR	154	5.63%, due 4/16/30	173	(b)
	$600	8.50%, due 1/31/47	631	(b)
	630	7.90%, due 2/21/48	625	(b)
EGP	5,500	Egypt Treasury Bill, Ser. 364D, 15.01%, due 10/2/18	299	(i)
			1,728
El Salvador 0.1%
		El Salvador Government International Bond
	$150	7.75%, due 1/24/23	159	(b)
	100	7.65%, due 6/15/35	100	(b)
			259
Ghana 1.3%
		Ghana Government Bond
GHS	388	24.50%, due 4/22/19	84
GHS	194	24.00%, due 9/9/19	43
GHS	700	16.50%, due 3/22/21	141
GHS	2,066	24.75%, due 7/19/21	495
		Ghana Government International Bond
	$732	7.63%, due 5/16/29	756	(b)
	600	10.75%, due 10/14/30	776	(b)(e)
	516	8.63%, due 6/16/49	535	(b)
			2,830
Hungary 1.7%
		Hungary Government Bond
HUF	118,990	1.75%, due 10/26/22	428
HUF	416,330	3.00%, due 6/26/24	1,559	(e)
HUF	294,060	3.00%, due 10/27/27	1,053	(e)
	$460	Hungary Government International Bond, 7.63%, due 3/29/41	649
			3,689
Indonesia 5.2%
		Indonesia Government International Bond
EUR	570	3.75%, due 6/14/28	748	(b)(e)
	$550	8.50%, due 10/12/35	765	(b)(e)
	370	5.13%, due 1/15/45	379	(b)
		Indonesia Treasury Bond
IDR	3,500,000	7.88%, due 4/15/19	244
IDR	2,732,000	7.00%, due 5/15/22	186
IDR	10,400,000	8.38%, due 3/15/24	738	(e)
IDR	17,500,000	7.00%, due 5/15/27	1,149	(e)
IDR	24,730,000	6.13%, due 5/15/28	1,522	(e)
IDR	9,975,000	9.00%, due 3/15/29	736	(e)
IDR	11,204,000	8.75%, due 5/15/31	810	(e)
IDR	3,500,000	7.50%, due 8/15/32	229
IDR	17,977,000	6.63%, due 5/15/33	1,083	(f)
IDR	11,044,000	8.38%, due 3/15/34	766	(e)
IDR	12,683,000	8.25%, due 5/15/36	876	(e)
IDR	15,500,000	7.50%, due 5/15/38	1,008	(e)
			11,239
Jamaica 0.1%
	$200	Jamaica Government International Bond, 6.75%, due 4/28/28	220

Jordan 0.1%
	200	Jordan Government International Bond, 7.38%, due 10/10/47	193	(b)

Kenya 0.2%
		Kenya Government International Bond
	201	7.25%, due 2/28/28	203	(b)
	290	8.25%, due 2/28/48	293	(b)
			496
Lebanon 0.1%
		Lebanon Government International Bond
	87	6.85%, due 3/23/27	73	(b)
	281	6.65%, due 2/26/30	225	(b)
			298
Malaysia 3.8%
	1,000	1MDB Global Investments Ltd., 4.40%, due 3/9/23	935	(b)(e)
		Malaysia Government Bond
MYR	7,700	3.58%, due 9/28/18	1,895	(e)
MYR	6,399	3.49%, due 3/31/20	1,574	(e)
MYR	400	4.05%, due 9/30/21	99
MYR	2,500	3.80%, due 8/17/23	613	(e)
MYR	2,300	4.18%, due 7/15/24	572
MYR	3,000	4.06%, due 9/30/24	740	(e)
MYR	1,500	3.96%, due 9/15/25	366
MYR	1,700	3.90%, due 11/16/27	411
MYR	1,835	4.23%, due 6/30/31	438
MYR	350	4.94%, due 9/30/43	87
MYR	2,000	Malaysia Government Investment Issue, 4.07%, due 9/30/26	488
			8,218
Mexico 3.0%
		Mexican Bonos
MXN	4,930	Ser. M20, 10.00%, due 12/5/24	294
MXN	14,567	Ser. M20, 7.50%, due 6/3/27	768
MXN	13,888	Ser. M20, 8.50%, due 5/31/29	784	(e)
MXN	1,278	Ser. M20, 8.50%, due 5/31/29	72
MXN	3,473	Ser. M, 7.75%, due 5/29/31	186
MXN	3,634	Ser. M30, 8.50%, due 11/18/38	207
MXN	11,620	Ser. M, 7.75%, due 11/13/42	615
MXN	420,000	Mexico Cetes Treasury Bill, 7.71%, due 12/6/18	2,192	(i)
	$1,540	Mexico Government International Bond, 5.75%, due 10/12/10	1,517	(e)
			6,635
Mongolia 0.6%
		Mongolia Government International Bond
	400	10.88%, due 4/6/21	450	(b)
	300	5.63%, due 5/1/23	293	(b)
	200	8.75%, due 3/9/24	220	(b)
	242	8.75%, due 3/9/24	267	(b)
			1,230
Montenegro 0.1%
EUR	111	Montenegro Government International Bond, 3.38%, due 4/21/25	129	(b)

Nigeria 1.5%
NGN	105,000	Nigeria Government Bond, 16.29%, due 3/17/27	323
		Nigeria Government International Bond
	$530	5.63%, due 6/27/22	535
	600	7.14%, due 2/23/30	597	(b)
	600	7.88%, due 2/16/32	619	(b)
		Nigeria Treasury Bill
NGN	230,000	Ser. 364D, 18.05%, due 8/2/18	635	(i)(l)
NGN	82,500	Ser. 364D, 13.91%, due 8/30/18	226	(i)
NGN	86,500	Ser. 364D, 13.85%, due 9/13/18	235	(i)
			3,170
Oman 0.8%
		Oman Government International Bond
	$430	5.63%, due 1/17/28	420	(b)
	352	6.50%, due 3/8/47	328	(b)
	615	6.75%, due 1/17/48	585	(b)
	400	6.75%, due 1/17/48	381	(b)
			1,714
Paraguay 0.3%
		Paraguay Government International Bond
	430	6.10%, due 8/11/44	467	(b)
	200	5.60%, due 3/13/48	203	(b)
			670
Peru 1.9%
PEN	1,347	Peru Government Bond, 6.15%, due 8/12/32	427	(b)
		Peruvian Government International Bond
PEN	1,641	5.70%, due 8/12/24	526	(c)
PEN	1,156	5.70%, due 8/12/24	371	(b)
PEN	1,411	8.20%, due 8/12/26	517	(b)
PEN	622	6.35%, due 8/12/28	203	(c)
PEN	2,258	6.35%, due 8/12/28	737	(b)
EUR	684	3.75%, due 3/1/30	959	(e)
PEN	1,065	6.95%, due 8/12/31	360	(b)
			4,100
Philippines 0.1%
PHP	12,000	Philippine Government International Bond, 3.90%, due 11/26/22	214

Poland 2.9%
		Poland Government Bond
PLN	8,000	0.00%, due 10/25/18	2,183
PLN	1,638	3.25%, due 7/25/25	457
PLN	2,165	2.50%, due 7/25/26	568
PLN	9,505	2.50%, due 7/25/27	2,469	(e)
PLN	2,144	2.75%, due 4/25/28	566
			6,243
Qatar 0.3%
		Qatar Government International Bond
	$200	3.88%, due 4/23/23	201	(b)
	275	4.50%, due 4/23/28	281	(b)
	213	5.10%, due 4/23/48	217	(b)
			699
Romania 1.5%
		Romania Government Bond
RON	3,200	3.40%, due 3/8/22	777	(e)
RON	430	3.50%, due 12/19/22	104
RON	5,665	4.25%, due 6/28/23	1,402	(e)
RON	1,230	3.25%, due 4/29/24	287
		Romanian Government International Bond
EUR	175	2.50%, due 2/8/30	197	(b)
EUR	380	3.88%, due 10/29/35	460	(b)
			3,227
Russia 1.7%
		Russian Federal Bond - OFZ
RUB	138,471	7.75%, due 9/16/26	2,240	(e)
RUB	38,164	7.70%, due 3/23/33	610	(e)
		Russian Foreign Bond - Eurobond
	$200	4.75%, due 5/27/26	203	(b)
	600	5.25%, due 6/23/47	596	(b)
			3,649
Saudi Arabia 0.1%
	200	Saudi Government International Bond, 4.50%, due 4/17/30	202	(b)
Serbia 0.6%
		Serbia International Bond
	175	4.88%, due 2/25/20	178	(b)
	500	4.88%, due 2/25/20	509	(b)
	470	7.25%, due 9/28/21	514	(b)
	200	7.25%, due 9/28/21	219	(b)
			1,420
South Africa 5.6%
		Republic of South Africa Government Bond
ZAR	1,728	7.75%, due 2/28/23	130
ZAR	1,040	10.50%, due 12/21/26	88
ZAR	24,149	10.50%, due 12/21/26	2,036	(e)
ZAR	26,888	8.00%, due 1/31/30	1,901	(e)
ZAR	18,081	8.88%, due 2/28/35	1,320
ZAR	1,500	8.50%, due 1/31/37	105
ZAR	30,056	9.00%, due 1/31/40	2,191	(e)
ZAR	23,970	8.75%, due 1/31/44	1,693	(e)
ZAR	25,036	8.75%, due 2/28/48	1,764	(e)
		Republic of South Africa Government International Bond
	$277	5.88%, due 6/22/30	280
	473	5.65%, due 9/27/47	443
	200	6.30%, due 6/22/48	199
			12,150
Sri Lanka 2.1%
		Sri Lanka Government Bonds
LKR	130,000	Ser. A, 11.50%, due 12/15/21	853	(e)
LKR	14,000	Ser. A, 10.00%, due 3/15/23	87
LKR	93,000	11.00%, due 6/1/26	598
LKR	32,000	Ser. A, 11.50%, due 8/1/26	211
LKR	74,000	Ser. A, 11.75%, due 6/15/27	495
		Sri Lanka Government International Bond
	$700	5.88%, due 7/25/22	700	(b)
	300	6.85%, due 11/3/25	302	(b)
	350	6.20%, due 5/11/27	337	(b)
	1,014	6.75%, due 4/18/28	1,003	(b)(e)
			4,586
Thailand 4.2%
		Bank of Thailand Bill
THB	77,800	1.17%, due 8/30/18	2,336	(e)(i)
THB	8,910	1.09%, due 9/13/18	267	(i)
THB	20,365	1.15%, due 10/4/18	611	(i)
THB	35,000	Ser. 364, 1.26%, due 12/6/18	1,047	(e)(i)
THB	18,425	1.41%, due 12/6/18	551	(i)
		Thailand Government Bond
THB	24,828	3.88%, due 6/13/19	761	(e)
THB	2,457	3.85%, due 12/12/25	81
THB	26,500	2.13%, due 12/17/26	767	(e)
THB	4,400	4.88%, due 6/22/29	157
THB	43,000	3.65%, due 6/20/31	1,386	(e)
THB	5,000	3.78%, due 6/25/32	163
THB	30,500	3.40%, due 6/17/36	943	(f)
THB	1,248	2.88%, due 6/17/46	34	(f)
			9,104
Tunisia 0.2%
EUR	460	Banque Centrale de Tunisie International Bond, 5.63%, due 2/17/24	545	(b)

Turkey 5.7%
		Export Credit Bank of Turkey
	$200	5.38%, due 2/8/21	192	(c)
	420	5.38%, due 10/24/23	373	(c)
	200	6.13%, due 5/3/24	180	(c)
		Turkey Government Bond
TRY	1,489	7.40%, due 2/5/20	254
TRY	600	10.70%, due 2/17/21	100
TRY	1,909	9.20%, due 9/22/21	294
TRY	1,789	9.50%, due 1/12/22	272
TRY	6,608	11.00%, due 3/2/22	1,040	(e)
TRY	7,523	10.70%, due 8/17/22	1,149	(e)
TRY	1,336	8.50%, due 9/14/22	187
TRY	9,367	12.20%, due 1/18/23	1,483	(e)
TRY	3,802	16.20%, due 6/14/23	694
TRY	2,616	3.00%, due 8/2/23	527
TRY	1,729	10.60%, due 2/11/26	241
TRY	10,982	11.00%, due 2/24/27	1,536	(e)
TRY	2,906	10.50%, due 8/11/27	395
TRY	5,453	12.40%, due 3/8/28	833
		Turkey Government International Bond
	$280	4.25%, due 4/14/26	234
	250	4.88%, due 10/9/26	215
	620	6.00%, due 3/25/27	569
	322	5.13%, due 2/17/28	276
	597	6.13%, due 10/24/28	545
	300	6.00%, due 1/14/41	247
	450	4.88%, due 4/16/43	325
	200	5.75%, due 5/11/47	156
			12,317
Ukraine 0.8%
		Ukraine Government International Bond
	300	7.75%, due 9/1/25	294	(b)
	500	7.75%, due 9/1/26	483	(b)
	486	7.38%, due 9/25/32	441	(b)
	286	0.0%, due 5/31/40	179	(c)(m)
	170	0.0%, due 5/31/40	107	(b)(m)
	310	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	318	(c)
			1,822
Uruguay 0.2%
	235	Uruguay Government International Bond, 5.10%, due 6/18/50	238
		Uruguay Monetary Regulation Bill
UYU	2,979	Ser. 0001, 8.89%, due 9/21/18	96	(i)
UYU	5,920	Ser. 0001, 9.09%, due 2/8/19	185	(i)
			519
Venezuela 0.0%(n)
	$372	Venezuela Government International Bond, 8.25%, due 10/13/24	101	(b)(h)

Zambia 0.1%
	220	Zambia Government International Bond, 8.97%, due 7/30/27	198	(b)

		Total Foreign Government Securities (Cost $145,246)	138,227

U.S. Treasury Obligations 1.6%
	3,400,000	U.S. Treasury Bill, 1.63%, due 8/2/18 (Cost $3,400)	3,400	(i)

NUMBER OF SHARES

Short-Term Investments 6.0%

Investment Companies 6.0%
	13,116,271	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(o) (Cost $13,116)	13,116	(e)

		Total Investments 97.7% (Cost $221,850)	212,267

		Other Assets Less Liabilities 2.3%	5,053	(p)

		Net Assets 100.0%	$217,320

(a)	Principal amount is stated in the currency in which the security is denominated.
	ARS	=	Argentine Peso
	BRL	=	Brazilian Real
	CLP	=	Chilean Peso
	COP	=	Colombian Peso
	CZK	=	Czech Koruna
	EGP	=	Egyptian Pound
	EUR	=	Euro
	GHS	=	Ghanaian Cedi
	HUF	=	Hungarian Forint
	IDR	=	Indonesian Rupiah
	LKR	=	Sri Lanka Rupee
	MXN	=	Mexican Peso
	MYR	=	Malaysian Ringgit
	NGN	=	Nigeria Naira
	PEN	=	Peruvian Nuevo Sol
	PHP	=	Philippine Peso
	PLN	=	Polish Zloty
	RON	=	Romanian Leu
	RUB	=	Russian Ruble
	THB	=	Thai Baht
	TRY	=	Turkish Lira
	UYU	=	Uruguayan Peso
	ZAR	=	South African Rand
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018 amounted to approximately $69,118,000, which represents 31.8% of net assets of the Fund.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $21,329,000, which represents 9.8% of net assets of the Fund. Securities denoted with a (c) but without a (g) have been deemed by the investment manager to be liquid.

(d)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR = London Interbank Offered Rate
BADLARPP = Argentina Deposit Rates Badlar Private Banks
CMT = Constant Maturity Treasury

(e)	All or a portion of this security is segregated in connection for when-issued securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $83,530,000.
(f)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $843,000, which represents 0.4% of net assets of the Fund.
(g)	Illiquid security.
(h)	Defaulted security.
(i)	Rate shown was the discount rate at the date of purchase.
(j)	Rate rounds to less than 0.01%.
(k)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(l)	Value determined using significant unobservable inputs.
(m)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(n)	Represents less than 0.05% of net assets.
(o)	Represents 7-day effective yield as of July 31, 2018.
(p)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.
(q)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$132,411	60.9%
Banks	14,769	6.8%
Oil & Gas	14,403	6.6%
Electric	6,015	2.8%
Telecommunications	3,544	1.6%
Real Estate	3,540	1.6%
Diversified Financial Services	2,811	1.3%
Mining	2,753	1.3%
Pipelines	2,511	1.2%
Food	2,178	1.0%
Iron - Steel	1,869	0.9%
Engineering & Construction	1,440	0.7%
Lodging	1,295	0.6%
Chemicals	1,184	0.5%
Retail	812	0.4%
Building Materials	739	0.4%
Regional (state/province)	727	0.3%
Holding Companies - Diversified	540	0.2%
Municipal	522	0.2%
Real Estate Investment Trusts	512	0.2%
Insurance	484	0.2%
Water	415	0.2%
Transportation	414	0.2%
Forest Products & Paper	397	0.2%
Energy - Alternate Sources	386	0.2%
Gas	361	0.2%
Pharmaceuticals	351	0.2%
Metal Fabricate - Hardware	289	0.1%
Beverages	250	0.1%
Healthcare - Services	244	0.1%
Media	207	0.1%
Internet	199	0.1%
Multi-National	198	0.1%
Auto Manufacturers	196	0.1%
Auto Parts & Equipment	185	0.1%
Short-Term Investments and Other Assets-Net	18,169	8.3%
	$217,320	100.0%

* Foreign governments do not constitute an industry

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	91	U.S. Treasury Note, 10 Year	$10,867,391	$(2,843)
9/2018	8	U.S. Treasury Note, 5 Year	905,000	(313)
Total Long Positions			$11,772,391	$(3,156)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	62	Euro-Bund	$(11,714,501)	$(62,958)
9/2018	8	Euro-Buxl Bond, 30 Year	(1,642,703)	(10,103)
9/2018	5	U.S. Treasury Long Bond	(714,844)	(1,086)
9/2018	10	U.S. Treasury Note, 10 Year	(1,194,219)	(2,516)
9/2018	9	U.S. Treasury Ultra Long Bond	(1,412,156)	(12,253)
Total Short Positions			$(16,678,423)	$(88,916)
Total Futures				$(92,072)

At July 31, 2018, the Fund had $476,858 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

624,346	USD	16,982,219	ARS	Citibank, N.A.	8/6/2018	$6,058
926,558	USD	24,347,630	ARS	JPMorgan Chase Bank N.A.	8/6/2018	40,111
1,424,185	USD	41,329,849	ARS	Citibank, N.A.	10/2/2018	3,183
2,256,400	BRL	598,618	USD	JPMorgan Chase Bank N.A.	8/23/2018	1,977
12,295,753	BRL	3,175,966	USD	Citibank, N.A.	10/2/2018	83,518
4,190,844	BRL	1,066,698	USD	Citibank, N.A.	10/2/2018	44,254
1,852,303	BRL	471,540	USD	Citibank, N.A.	10/2/2018	19,488
196,910	BRL	50,590	USD	Goldman Sachs International	10/2/2018	1,609
517,144	BRL	131,847	USD	JPMorgan Chase Bank N.A.	10/2/2018	5,242
2,091,297	BRL	536,753	USD	State Street Bank and Trust Company	10/2/2018	17,630
4,726,550	BRL	1,235,506	USD	State Street Bank and Trust Company	10/2/2018	17,457
89,650	USD	335,532	BRL	Goldman Sachs International	10/2/2018	703
365,126,407	CLP	562,425	USD	Citibank, N.A.	8/24/2018	8,691
752,989,895	CLP	1,154,801	USD	Goldman Sachs International	8/24/2018	22,995
754,021,015	CLP	1,158,250	USD	JPMorgan Chase Bank N.A.	8/24/2018	21,158
245,574,061	COP	83,529	USD	Goldman Sachs International	8/8/2018	1,566
622,180,503	COP	215,443	USD	Goldman Sachs International	8/8/2018	150
162,724,777	COP	56,345	USD	Goldman Sachs International	8/8/2018	41
13,582,005,147	COP	4,678,610	USD	Citibank, N.A.	10/25/2018	9,963
779,170	USD	2,208,230,573	COP	Citibank, N.A.	8/8/2018	13,992
45,967,748	CZK	2,073,839	USD	Citibank, N.A.	8/28/2018	30,486
1,144,929	EUR	30,575,340	CZK	Goldman Sachs International	9/27/2018	55,637
890,173	EUR	23,287,822	CZK	Goldman Sachs International	9/27/2018	21,064
1,864,450	EUR	48,592,056	CZK	JPMorgan Chase Bank N.A.	9/27/2018	35,693
1,529,528	EUR	39,579,125	CZK	JPMorgan Chase Bank N.A.	9/27/2018	16,263
1,105,446	EUR	29,341,852	CZK	Goldman Sachs International	12/20/2018	42,432
431,730	EUR	11,531,503	CZK	Goldman Sachs International	12/20/2018	19,890
118,192	EUR	3,150,395	CZK	Goldman Sachs International	12/20/2018	5,146
225,139	EUR	5,888,889	CZK	JPMorgan Chase Bank N.A.	12/20/2018	4,638
14,000,000	EGP	748,623	USD	JPMorgan Chase Bank N.A.	10/18/2018	14,706
18,222,702	CZK	711,178	EUR	Citibank, N.A.	9/27/2018	698
9,987,248	EUR	11,592,828	USD	Goldman Sachs International	8/3/2018	97,591
359,204	EUR	417,286	USD	Goldman Sachs International	8/3/2018	3,175
785,219	EUR	912,779	USD	JPMorgan Chase Bank N.A.	8/3/2018	6,347
682,335	EUR	794,150	USD	JPMorgan Chase Bank N.A.	8/3/2018	4,547
959,663	EUR	1,120,731	USD	JPMorgan Chase Bank N.A.	8/3/2018	2,588
231,078	EUR	271,016	USD	Goldman Sachs International	9/5/2018	112
471,515	USD	399,905	EUR	Goldman Sachs International	8/3/2018	3,412
430,423	USD	364,928	EUR	Goldman Sachs International	8/3/2018	3,262
212,614	USD	181,169	EUR	Goldman Sachs International	8/3/2018	549
123,835	USD	105,592	EUR	Goldman Sachs International	8/3/2018	236
13,461,263	USD	11,493,633	EUR	JPMorgan Chase Bank N.A.	8/3/2018	7,568
486,677	USD	414,447	EUR	JPMorgan Chase Bank N.A.	8/3/2018	1,552
218,222	USD	185,864	EUR	Citibank, N.A.	9/5/2018	145
327,188	USD	278,796	EUR	Citibank, N.A.	9/5/2018	71
4,319,163	USD	3,660,000	EUR	JPMorgan Chase Bank N.A.	9/5/2018	24,811
247,667	USD	210,966	EUR	JPMorgan Chase Bank N.A.	9/5/2018	136
942,359	EUR	303,966,495	HUF	Goldman Sachs International	9/5/2018	6,968
932,162	EUR	302,388,685	HUF	JPMorgan Chase Bank N.A.	9/5/2018	13,158
582,612	EUR	188,804,863	HUF	JPMorgan Chase Bank N.A.	9/5/2018	7,522
10,073,871,575	IDR	693,841	USD	Standard Chartered Bank	9/5/2018	2,185
1,177,083	USD	4,202,070	ILS	Citibank, N.A.	8/20/2018	31,533
1,079,640	USD	1,198,400,000	KRW	Goldman Sachs International	8/13/2018	8,149
1,080,029	USD	1,198,400,000	KRW	Standard Chartered Bank	8/13/2018	8,538
1,071,147	USD	1,165,140,018	KRW	JPMorgan Chase Bank N.A.	8/20/2018	29,233
289,017	USD	100,000,000	KZT	Goldman Sachs International	8/6/2018	1,404
71,000,000	MXN	3,449,334	USD	Citibank, N.A.	8/3/2018	367,401
30,767,694	MXN	1,496,161	USD	Citibank, N.A.	8/3/2018	157,813
10,448,606	MXN	533,430	USD	Citibank, N.A.	8/3/2018	28,254
85,130,119	MXN	4,415,418	USD	Goldman Sachs International	9/4/2018	136,873
30,160,000	MXN	1,482,571	USD	Citibank, N.A.	4/3/2019	77,032
9,751,326	MXN	458,365	USD	Citibank, N.A.	4/3/2019	45,885
5,433,520	MXN	261,835	USD	Citibank, N.A.	4/3/2019	19,137
3,911,700	MXN	185,972	USD	Citibank, N.A.	4/3/2019	16,306
5,294,564	MXN	261,991	USD	Citibank, N.A.	4/3/2019	11,796
1,065,093	MXN	54,591	USD	Citibank, N.A.	4/3/2019	486
4,374,772	MXN	219,136	USD	Goldman Sachs International	4/3/2019	7,088
22,022,928	MXN	1,057,862	USD	State Street Bank and Trust Company	4/3/2019	80,964
2,370,700	MXN	119,787	USD	State Street Bank and Trust Company	4/3/2019	2,805
287,090	USD	1,146,669	MYR	Goldman Sachs International	8/7/2018	5,050
1,170,974	USD	4,622,304	MYR	Standard Chartered Bank	8/7/2018	34,052
501,241	USD	2,000,000	MYR	Standard Chartered Bank	9/5/2018	9,739
1,062,148	USD	4,300,000	MYR	Standard Chartered Bank	10/2/2018	6,195
2,008,261	USD	8,169,807	MYR	Standard Chartered Bank	10/23/2018	2,615
4,734,733	PEN	1,442,329	USD	Citibank, N.A.	9/13/2018	1,996
3,407,539	EUR	14,897,480	PLN	JPMorgan Chase Bank N.A.	8/8/2018	87,857
1,046,941	EUR	4,605,122	PLN	JPMorgan Chase Bank N.A.	8/8/2018	34,653
906,476	EUR	3,989,673	PLN	Goldman Sachs International	10/3/2018	27,128
909,572	EUR	3,987,747	PLN	Goldman Sachs International	10/3/2018	22,959
76,871	EUR	329,987	PLN	JPMorgan Chase Bank N.A.	10/3/2018	14
183,665	EUR	795,186	PLN	State Street Bank and Trust Company	10/3/2018	1,886
222,962	EUR	1,049,493	RON	Goldman Sachs International	10/11/2018	2,522
976,522	EUR	4,700,000	RON	Citibank, N.A.	3/1/2019	17,953
976,695	EUR	4,699,857	RON	Citibank, N.A.	3/1/2019	17,711
954,159	EUR	4,600,000	RON	Citibank, N.A.	3/7/2019	18,645
152,733	EUR	733,416	RON	Citibank, N.A.	3/7/2019	2,254
113,176	EUR	542,233	RON	Citibank, N.A.	3/7/2019	1,361
68,116,921	RUB	1,079,410	USD	Goldman Sachs International	8/23/2018	10,551
11,149,029	RUB	177,555	USD	Goldman Sachs International	8/23/2018	844
74,695,927	RUB	1,173,217	USD	Goldman Sachs International	9/5/2018	20,344
74,193,214	RUB	1,167,062	USD	Goldman Sachs International	9/5/2018	18,466
52,466,602	RUB	822,361	USD	Goldman Sachs International	9/5/2018	15,999
24,206,826	RUB	381,911	USD	Goldman Sachs International	9/5/2018	4,888
11,183,757	RUB	178,182	USD	Goldman Sachs International	9/5/2018	522
119,833,156	RUB	1,890,709	USD	JPMorgan Chase Bank N.A.	9/5/2018	24,096
66,858,781	RUB	1,044,505	USD	JPMorgan Chase Bank N.A.	9/5/2018	23,826
70,573,899	RUB	1,113,329	USD	JPMorgan Chase Bank N.A.	9/5/2018	14,367
2,908,651	USD	181,958,209	RUB	Standard Chartered Bank	9/5/2018	1,154
1,454,671	SGD	1,069,512	USD	JPMorgan Chase Bank N.A.	9/27/2018	772
6,400,000	THB	192,475	USD	Standard Chartered Bank	9/12/2018	67
1,019,645	USD	32,393,361	THB	JPMorgan Chase Bank N.A.	8/7/2018	45,911
316,595	USD	10,127,513	THB	JPMorgan Chase Bank N.A.	8/7/2018	12,165
153,407	USD	4,900,000	THB	JPMorgan Chase Bank N.A.	8/7/2018	6,115
330,929	USD	11,000,000	THB	JPMorgan Chase Bank N.A.	8/7/2018	272
2,874	USD	95,164	THB	JPMorgan Chase Bank N.A.	8/14/2018	13
420,874	USD	13,436,411	THB	Standard Chartered Bank	9/12/2018	16,643
527,547	USD	2,633,513	TRY	Citibank, N.A.	9/10/2018	129
3,344,665	USD	15,515,631	TRY	Goldman Sachs International	9/10/2018	237,324
1,129,957	USD	5,494,897	TRY	Goldman Sachs International	9/10/2018	29,486
524,532	USD	2,538,126	TRY	Goldman Sachs International	9/10/2018	16,217
246,067	USD	1,212,447	TRY	Goldman Sachs International	9/10/2018	3,248
172,608	USD	853,149	TRY	Goldman Sachs International	9/10/2018	1,747
572,077	USD	2,699,941	TRY	JPMorgan Chase Bank N.A.	9/10/2018	31,356
521,841	USD	2,519,624	TRY	JPMorgan Chase Bank N.A.	9/10/2018	17,232
116,222	USD	571,387	TRY	JPMorgan Chase Bank N.A.	9/10/2018	1,790
4,244,113	USD	129,424,234	TWD	Goldman Sachs International	10/2/2018	1,391
8,015,397	ZAR	602,567	USD	Goldman Sachs International	10/11/2018	4,046
Total unrealized appreciation						$2,638,642

41,329,849	ARS	1,515,579	USD	Citibank, N.A.	8/6/2018	(10,845)
322,254	USD	9,603,162	ARS	JPMorgan Chase Bank N.A.	9/24/2018	(10,570)
12,577,358	BRL	3,420,363	USD	Goldman Sachs International	8/23/2018	(72,598)
1,115,616	BRL	303,452	USD	JPMorgan Chase Bank N.A.	8/23/2018	(6,504)
87,304	USD	332,595	BRL	Goldman Sachs International	8/23/2018	(1,224)
384,353	USD	1,453,007	BRL	Goldman Sachs International	8/23/2018	(2,400)
997,888	USD	3,763,134	BRL	Goldman Sachs International	8/23/2018	(3,760)
453,486	USD	1,739,390	BRL	Goldman Sachs International	8/23/2018	(9,494)
599,828	USD	2,277,360	BRL	JPMorgan Chase Bank N.A.	8/23/2018	(6,346)
321,138	USD	1,215,188	BRL	State Street Bank and Trust Company	10/2/2018	(996)
370,251	USD	1,473,525	BRL	State Street Bank and Trust Company	10/2/2018	(20,366)
962,160,760	CLP	1,523,202	USD	JPMorgan Chase Bank N.A.	8/24/2018	(18,230)
108,108,699	CLP	171,490	USD	Standard Chartered Bank	8/24/2018	(2,390)
1,076,213	USD	696,794,179	CLP	Goldman Sachs International	8/24/2018	(13,684)
519,022	USD	342,814,214	CLP	Goldman Sachs International	8/24/2018	(17,194)
514,372	USD	340,000,000	CLP	JPMorgan Chase Bank N.A.	8/24/2018	(17,442)
9,339,064,288	COP	3,248,483	USD	Citibank, N.A.	8/8/2018	(12,387)
763,426,891	COP	265,326	USD	JPMorgan Chase Bank N.A.	8/8/2018	(789)
1,525,171,772	COP	530,495	USD	JPMorgan Chase Bank N.A.	8/8/2018	(2,005)
6,266,000,000	COP	2,193,363	USD	JPMorgan Chase Bank N.A.	8/8/2018	(22,120)
4,697,624	USD	13,582,005,147	COP	Citibank, N.A.	8/8/2018	(8,702)
378,226	USD	1,101,772,038	COP	Goldman Sachs International	8/8/2018	(3,551)
698,479	USD	2,032,134,534	COP	JPMorgan Chase Bank N.A.	8/8/2018	(5,679)
327,275	EUR	8,403,909	CZK	Standard Chartered Bank	12/20/2018	(462)
2,065,465	USD	45,967,748	CZK	Citibank, N.A.	8/28/2018	(38,861)
22,598,333	CZK	864,348	EUR	Goldman Sachs International	9/27/2018	(19,817)
12,352,638	CZK	474,008	EUR	JPMorgan Chase Bank N.A.	9/27/2018	(9,022)
44,023,750	CZK	1,689,647	EUR	Goldman Sachs International	12/20/2018	(26,902)
501,852	EUR	591,783	USD	Citibank, N.A.	8/3/2018	(4,348)
815,261	EUR	956,267	USD	Goldman Sachs International	8/3/2018	(1,975)
11,704,599	EUR	13,740,798	USD	JPMorgan Chase Bank N.A.	9/5/2018	(7,556)
210,966	EUR	269,228	USD	Standard Chartered Bank	12/20/2018	(19,572)
277,039,044	HUF	838,840	EUR	Goldman Sachs International	9/5/2018	(29,863)
670,289	PLN	152,997	EUR	JPMorgan Chase Bank N.A.	8/8/2018	(4,327)
7,637,236	PLN	1,757,846	EUR	Citibank, N.A.	10/3/2018	(25,328)
4,034,082	PLN	935,786	EUR	Goldman Sachs International	10/3/2018	(4,830)
3,995,686	PLN	919,309	EUR	Goldman Sachs International	10/3/2018	(13,685)
291,751	PLN	67,824	EUR	JPMorgan Chase Bank N.A.	10/3/2018	(177)
9,399,857	RON	1,970,827	EUR	Citibank, N.A.	3/1/2019	(14,698)
705,400	RON	147,369	EUR	Goldman Sachs International	3/7/2019	(1,607)
5,142,233	RON	1,074,640	EUR	JPMorgan Chase Bank N.A.	3/7/2019	(11,304)
1,080,192	USD	926,784	EUR	Goldman Sachs International	8/3/2018	(4,640)
238,610	USD	204,324	EUR	JPMorgan Chase Bank N.A.	8/3/2018	(559)
5,674,393	USD	4,861,000	EUR	JPMorgan Chase Bank N.A.	8/7/2018	(17,215)
2,068,566	USD	1,764,896	EUR	Citibank, N.A.	9/5/2018	(2,223)
894,515	USD	765,564	EUR	Citibank, N.A.	9/5/2018	(3,736)
3,704,913,361	IDR	256,041	USD	Goldman Sachs International	9/5/2018	(61)
263,458	USD	3,845,171,392	IDR	Standard Chartered Bank	9/5/2018	(2,212)
4,202,070	ILS	1,175,272	USD	JPMorgan Chase Bank N.A.	8/20/2018	(29,722)
100,000,000	KZT	303,721	USD	JPMorgan Chase Bank N.A.	8/6/2018	(16,108)
92,857,129	KZT	259,486	USD	Goldman Sachs International	1/31/2019	(878)
100,000,000	KZT	279,525	USD	Goldman Sachs International	1/31/2019	(1,024)
11,829,396	MXN	612,687	USD	Citibank, N.A.	4/3/2019	(978)
12,132,186	MXN	629,982	USD	Citibank, N.A.	4/3/2019	(2,615)
16,875,747	MXN	885,424	USD	JPMorgan Chase Bank N.A.	4/3/2019	(12,763)
245,898	USD	4,941,955	MXN	Citibank, N.A.	8/3/2018	(19,765)
4,437,983	USD	85,130,119	MXN	Goldman Sachs International	8/3/2018	(138,343)
408,196	USD	8,160,543	MXN	JPMorgan Chase Bank N.A.	8/3/2018	(30,489)
736,810	USD	13,983,683	MXN	Standard Chartered Bank	8/3/2018	(14,908)
1,637,819	USD	31,495,495	MXN	Goldman Sachs International	9/4/2018	(46,387)
442,041	USD	8,577,291	MXN	Citibank, N.A.	4/3/2019	(1,499)
80,142	USD	1,583,097	MXN	Citibank, N.A.	4/3/2019	(1,721)
222,134	USD	4,406,232	MXN	Citibank, N.A.	4/3/2019	(5,717)
1,110,489	USD	22,517,687	MXN	Citibank, N.A.	4/3/2019	(53,922)
845,558	USD	17,932,353	MXN	Goldman Sachs International	4/3/2019	(81,741)
401,285	USD	8,132,749	MXN	JPMorgan Chase Bank N.A.	4/3/2019	(19,267)
1,184,069	USD	23,515,602	MXN	JPMorgan Chase Bank N.A.	4/3/2019	(31,945)
618,967	USD	12,693,878	MXN	JPMorgan Chase Bank N.A.	4/3/2019	(37,445)
585,932	USD	12,223,411	MXN	State Street Bank and Trust Company	4/3/2019	(46,153)
909,692	MYR	228,784	USD	Goldman Sachs International	8/7/2018	(5,032)
163,268	USD	536,090	PEN	JPMorgan Chase Bank N.A.	9/13/2018	(266)
6,200,000	PHP	119,414	USD	Standard Chartered Bank	8/7/2018	(2,679)
228,879	EUR	977,681	PLN	Goldman Sachs International	8/8/2018	(385)
9,073,115	RUB	145,867	USD	Goldman Sachs International	8/23/2018	(686)
19,808,965	RUB	319,818	USD	Goldman Sachs International	8/23/2018	(2,848)
75,291,676	RUB	1,206,307	USD	JPMorgan Chase Bank N.A.	9/5/2018	(3,227)
1,065,804	USD	67,846,508	RUB	Goldman Sachs International	8/23/2018	(19,830)
1,132,661	USD	73,147,242	RUB	JPMorgan Chase Bank N.A.	9/5/2018	(36,152)
1,400,000	SGD	1,033,300	USD	Citibank, N.A.	8/13/2018	(4,177)
8,410,594	THB	263,113	USD	JPMorgan Chase Bank N.A.	8/7/2018	(10,293)
71,857,404	THB	2,272,530	USD	Standard Chartered Bank	8/7/2018	(112,519)
34,668,957	THB	1,088,336	USD	JPMorgan Chase Bank N.A.	8/14/2018	(46,047)
10,495,955	THB	316,784	USD	JPMorgan Chase Bank N.A.	10/16/2018	(673)
47,024	USD	1,563,499	THB	JPMorgan Chase Bank N.A.	10/16/2018	(65)
807,641	TRY	164,789	USD	Goldman Sachs International	9/10/2018	(3,041)
2,197,996	TRY	464,508	USD	Goldman Sachs International	9/10/2018	(24,312)
6,156,051	TRY	1,320,449	USD	Goldman Sachs International	9/10/2018	(87,567)
1,729,600	TRY	346,488	USD	JPMorgan Chase Bank N.A.	9/10/2018	(98)
971,121	TRY	203,623	USD	JPMorgan Chase Bank N.A.	9/10/2018	(9,135)
1,044,965	USD	31,825,453	TWD	Standard Chartered Bank	10/29/2018	(321)
285,709	USD	3,776,671	ZAR	Citibank, N.A.	10/11/2018	(113)
170,389	USD	2,294,788	ZAR	Goldman Sachs International	10/11/2018	(3,282)
438,041	USD	5,907,179	ZAR	Goldman Sachs International	10/11/2018	(9,020)
656,525	USD	8,886,481	ZAR	JPMorgan Chase Bank N.A.	10/11/2018	(16,012)
657,546	USD	8,963,506	ZAR	JPMorgan Chase Bank N.A.	10/11/2018	(20,822)

Total unrealized depreciation						$(1,546,248)

Total net unrealized appreciation						$1,092,394

ARS = Argentine Peso(a)
BRL = Brazilian Real (a)
CLP = Chilean Peso (a)
COP = Colombian Peso (a)
CZK = Czech Koruna
EGP = Egyptian Pound (a)
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah (a)
ILS = Israeli Shekel
KRW = South Korean Won (a)
KZT = Kazakhstani Tenge (a)
MXN = Mexican Peso
MYR = Malaysian Ringgit (a)
PEN = Peruvian Nuevo Sol (a)
PHP = Philippine Peso (a)
PLN = Polish Zloty
RON = Romanian Leu
RUB = Russian Ruble (a)
SGD = Singapore Dollar
THB = Thai Baht
TRY = Turkish Lira
TWD = New Taiwan Dollar (a)
ZAR = South African Rand

(a)	Non-deliverable forward contracts.

Credit default swap contracts (“credit default swaps”)

At July 31, 2018, the Fund had outstanding credit default swaps as follows:

Over-the counter Credit Default Swaps - Sell Protection

Swap Counterparty	Reference Entity	Notional Amount(a)	Financing Rate Paid by the Fund(b)	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPMorgan Chase Bank N.A.	Republic of Argentina	$ 719,399	5.00%	6/20/2023	$53,596	$(29,179)	$4,196	$28,613

(a)	Notional amount represents the value (including any fees or commissions) of the positions when they were established and is stated in the currency in which the contract is denominated.
(b)	Payment frequency — quarterly.

Cross currency swap contracts ("cross currency swaps")

At July 31, 2018, the Fund had outstanding over-the-counter cross currency swaps as follows:

Counterparty	Notional Amount(c)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed- Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Interest Receivable/ (Payable)	Value

Citibank, N.A.	TRY 1,561,271	Receive	3-month LIBOR(a)	14.22%(b)	1/23/2029	$13,499	$—	$ 13,499
Citibank, N.A.	TRY 2,271,386	Receive	3-month LIBOR(a)	14.32%(b)	1/24/2029	17,530	—	17,530
JPMorgan Chase Bank N.A.	TRY 22,000,000	Pay	3-month LIBOR(a)	18.35%(b)	9/10/2019	(109,195)	—	(109,195)
JPMorgan Chase Bank N.A.	TRY 6,500,000	Receive	3-month LIBOR(a)	15.53%(b)	9/10/2023	106,218	—	106,218
JPMorgan Chase Bank N.A.	TRY 6,000,000	Receive	3-month LIBOR(a)	17.20%(b)	1/12/2024	16,972	—	16,972
JPMorgan Chase Bank N.A.	TRY 7,250,000	Receive	3-month LIBOR(a)	17.18%(b)	1/12/2024	21,138	—	21,138
JPMorgan Chase Bank N.A.	TRY 877,781	Receive	3-month LIBOR(a)	14.39%(b)	1/20/2029	6,278	—	6,278
Total						$72,440	$—	$72,440

(a)	Payment frequency — quarterly.
(b)	Payment frequency — annually.
(c)
Notional amount represents the value (including any fees or commissions) of the positions when they were established and is stated in the currency in which the contract is denominated.
TRY = Turkish Lira

LIBOR = London Interbank Offered Rate

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Interest rate swap contracts ("interest rate swaps")

At July 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount(f)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate		Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME Group, Inc.	BRL 5,775,499	Pay	1-day Overnight Brazil (CETIP)(a)	9.46	%(a)	1/3/2022	$(11,783)	$7,924	$(3,859)
CME Group, Inc.	BRL 588,077	Pay	1-day Overnight Brazil (CETIP)(a)	9.26	%(a)	1/2/2023	(6,184)	907	(5,277)
CME Group, Inc.	BRL 3,868,714	Pay	1-day Overnight Brazil (CETIP)(a)	10.90	%(a)	1/2/2023	29,293	6,534	35,827
CME Group, Inc.	BRL 1,568,375	Pay	1-day Overnight Brazil (CETIP)(a)	11.45	%(a)	1/2/2025	17,966	2,729	20,695
CME Group, Inc.	BRL 1,836,954	Pay	1-day Overnight Brazil (CETIP)(a)	12.34	%(a)	1/2/2025	49,842	3,962	53,804
LCH. Clearnet Limited	CZK 17,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	1.58	%(e)	1/11/2023	17,952	(6,555)	11,397
LCH. Clearnet Limited	CZK 13,908,042	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	1.73	%(e)	3/27/2023	11,327	(1,696)	9,631
LCH. Clearnet Limited	CZK 8,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	1.94	%(e)	2/26/2028	8,224	(1,538)	6,686
LCH. Clearnet Limited	HUF 250,000,000	Pay	3-month Budapest Interbank Offer Rate (BUBOR)(c)	0.53	%(e)	2/5/2020	(2,988)	—	(2,988)
LCH. Clearnet Limited	HUF 152,510,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.70	%(e)	1/24/2028	46,373	(5,113)	41,260
LCH. Clearnet Limited	HUF 93,450,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	2.38	%(e)	6/7/2028	10,227	(1,131)	9,096
LCH. Clearnet Limited	HUF 73,550,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	2.44	%(e)	6/8/2028	6,646	(897)	5,749
LCH. Clearnet Limited	HUF 169,985,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	2.68	%(e)	6/12/2028	2,356	(2,117)	239
LCH. Clearnet Limited	HUF155,015,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	2.70	%(e)	6/13/2028	1,122	(1,907)	(785)
CME Group, Inc.	MXN 3,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.71	%(b)	1/21/2022	(1,573)	(39)	(1,612)
CME Group, Inc.	MXN 15,505,918	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.58	%(b)	1/28/2022	(10,320)	(145)	(10,465)
CME Group, Inc.	MXN 12,211,377	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.75	%(b)	6/23/2022	(26,977)	(147)	(27,124)
CME Group, Inc.	MXN 34,769,500	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.71	%(b)	7/7/2022	(79,692)	(1,436)	(81,128)
CME Group, Inc.	MXN 14,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.61	%(b)	3/7/2024	(11,705)	(279)	(11,984)
CME Group, Inc.	MXN 19,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.35	%(b)	3/20/2024	(28,085)	(298)	(28,383)
CME Group, Inc.	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.35	%(b)	10/25/2024	(12,401)	(159)	(12,560)
CME Group, Inc.	MXN 1,800,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.72	%(b)	12/3/2026	(2,003)	(5)	(2,008)
CME Group, Inc.	MXN 3,300,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	8.16	%(b)	12/28/2026	1,139	2	1,141
CME Group, Inc.	MXN 9,380,123	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.92	%(b)	1/22/2027	(4,522)	(32)	(4,554)
CME Group, Inc.	MXN 6,685,611	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.51	%(b)	4/20/2027	(12,961)	(48)	(13,009)
LCH. Clearnet Limited	PLN 42,000,000	Pay	3-month Poland Warsaw Interbank Offer Rate (WIBOR)(c)	2.02	%(e)	3/12/2020	13,447	—	13,447
LCH. Clearnet Limited	PLN 5,256,500	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	2.51	%(e)	1/10/2022	13,215	19,285	32,500
LCH. Clearnet Limited	PLN 1,250,000	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	2.33	%(e)	4/6/2022	752	610	1,362
LCH. Clearnet Limited	PLN 1,600,000	Receive	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	2.76	%(e)	7/3/2027	3,387	(337)	3,050
LCH. Clearnet Limited	PLN 5,200,000	Receive	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	3.01	%(e)	10/26/2027	(14,701)	(27,162)	(41,863)
LCH. Clearnet Limited	PLN 2,100,000	Receive	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	3.06	%(e)	5/22/2028	(6,537)	(1,436)	(7,973)
Total							$836	$(10,524)	$(9,688)

At July 31, 2018, the Fund had $612,363 deposited in a segregated account to cover collateral requirements on centrally cleared interest rate swaps.

At July 31, 2018, the Fund had outstanding over-the-counter interest rate swaps as follows:

Counterparty	Notional Amount(f)	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate		Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Goldman Sachs International	BRL 1,152,498	Pay	1-day Overnight Brazil (CETIP)(a)	9.73	%(a)	1/2/2020	$8,323	$7,240	$15,563
Goldman Sachs International	BRL 1,000,000	Pay	1-day Overnight Brazil (CETIP)(a)	11.99	%(a)	1/3/2023	27,993	6,275	34,268
JPMorgan Chase Bank N.A.	BRL 1,063,932	Pay	1-day Overnight Brazil (CETIP)(a)	11.46	%(a)	1/2/2020	15,748	12,094	27,842
JPMorgan Chase Bank N.A.	BRL 930,916	Pay	1-day Overnight Brazil (CETIP)(a)	9.61	%(a)	1/2/2020	6,285	5,270	11,555
JPMorgan Chase Bank N.A.	BRL 1,984,200	Pay	1-day Overnight Brazil (CETIP)(a)	9.07	%(a)	1/2/2020	9,085	8,635	17,720
JPMorgan Chase Bank N.A.	BRL 31,354	Pay	1-day Overnight Brazil (CETIP)(a)	10.23	%(a)	1/4/2021	288	253	541
JPMorgan Chase Bank N.A.	BRL 489,151	Pay	1-day Overnight Brazil (CETIP)(a)	10.04	%(a)	1/4/2021	3,832	3,656	7,488
JPMorgan Chase Bank N.A.	BRL 2,071,383	Pay	1-day Overnight Brazil (CETIP)(a)	9.20	%(a)	1/4/2021	4,546	10,871	15,417
JPMorgan Chase Bank N.A.	BRL 1,614,106	Pay	1-day Overnight Brazil (CETIP)(a)	9.28	%(a)	1/4/2021	4,364	8,734	13,098
JPMorgan Chase Bank N.A.	BRL 7,778,457	Pay	1-day Overnight Brazil (CETIP)(a)	8.87	%(a)	1/4/2021	695	34,590	35,285
JPMorgan Chase Bank N.A.	BRL 1,332,786	Pay	1-day Overnight Brazil (CETIP)(a)	8.66	%(a)	1/4/2021	(1,699)	5,176	3,477
JPMorgan Chase Bank N.A.	BRL 2,116,417	Pay	1-day Overnight Brazil (CETIP)(a)	9.18	%(a)	1/4/2021	4,315	9,801	14,116
Goldman Sachs International	CLP 630,267,484	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	3.45	%(d)	10/25/2022	(12,374)	2,565	(9,809)
JPMorgan Chase Bank N.A.	CLP 231,188,535	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	3.43	%(d)	5/10/2022	(3,371)	773	(2,598)
JPMorgan Chase Bank N.A.	CLP 260,000,000	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	3.41	%(d)	7/11/2022	(4,667)	207	(4,460)
JPMorgan Chase Bank N.A.	CLP 256,265,113	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	4.06	%(d)	6/2/2027	(5,422)	998	(4,424)
Citibank, N.A.	COP 2,000,000,000	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.57	%(c)	8/25/2022	7,616	1,861	9,477
Goldman Sachs International	COP 270,032,867	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.36	%(c)	5/23/2022	484	221	705
Goldman Sachs International	COP 1,717,651,141	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.44	%(c)	9/7/2022	3,562	1,178	4,740
Goldman Sachs International	COP 853,857,000	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.23	%(c)	11/28/2022	(1,233)	572	(661)
Goldman Sachs International	COP 821,440,000	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.60	%(c)	7/6/2023	1,518	292	1,810
JPMorgan Chase Bank N.A.	COP 4,714,256,000	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(a)	5.43	%(a)	7/17/2020	4,228	—	4,228
JPMorgan Chase Bank N.A.	COP 4,347,854,900	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.38	%(c)	9/25/2022	4,845	1,901	6,746
JPMorgan Chase Bank N.A.	COP 996,329,313	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.30	%(c)	10/23/2022	(173)	91	(82)
Goldman Sachs International	HUF 2,000,000,000	Pay	3-month Budapest Interbank Offer Rate (BUBOR)(c)	0.52	%(e)	1/18/2020	(21,694)	—	(21,694)
Goldman Sachs International	HUF 359,014,464	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.27	%(e)	1/9/2022	7,212	(10,696)	(3,484)
Goldman Sachs International	HUF 500,000,000	Pay	6-month Budapest Interbank Offer Rate (BUBOR)(d)	0.84	%(e)	9/21/2022	(56,254)	13,385	(42,869)
JPMorgan Chase Bank N.A.	HUF 600,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	0.85	%(e)	10/10/2019	(8,037)	(15,255)	(23,292)
JPMorgan Chase Bank N.A.	HUF 382,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	0.69	%(e)	4/20/2020	2,007	(2,544)	(537)
JPMorgan Chase Bank N.A.	HUF 128,246,450	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.38	%(e)	6/17/2021	(2,147)	(669)	(2,816)
JPMorgan Chase Bank N.A.	HUF 45,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.30	%(e)	4/6/2022	1,017	(669)	348
Goldman Sachs International	MXN 9,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	5.37	%(b)	3/17/2021	(30,963)	(762)	(31,725)
Goldman Sachs International	MXN 28,033,731	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	5.90	%(b)	9/12/2022	(109,853)	(829)	(110,682)
Goldman Sachs International	MXN 10,713,184	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.21	%(b)	12/8/2025	(58,809)	(61)	(58,870)
Goldman Sachs International	MXN 9,462,643	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.17	%(b)	3/5/2026	(54,703)	(730)	(55,433)
Goldman Sachs International	MXN 5,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.38	%(b)	9/16/2026	(27,291)	(356)	(27,647)
JPMorgan Chase Bank N.A.	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.13	%(b)	6/18/2026	(45,734)	(131)	(45,865)
Goldman Sachs International	RUB 337,196,904	Pay	3-month Moscow Prime Offered Rate (MOSPRIME)(b)	6.78	%(e)	2/22/2020	(61,902)	—	(61,902)
Goldman Sachs International	RUB 450,000,000	Pay	3-month Moscow Prime Offered Rate (MOSPRIME)(b)	6.53	%(e)	3/27/2020	(98,748)	—	(98,748)
Goldman Sachs International	THB 95,000,000	Receive	6-month Thailand Fixing Rate (BOFX6M)(d)	1.65	%(d)	6/7/2020	(513)	(2,205)	(2,718)
Goldman Sachs International	THB 39,500,000	Pay	6-month Thailand Fixing Rate (BOFX6M)(d)	2.06	%(d)	6/7/2023	(1,936)	1,642	(294)
JPMorgan Chase Bank N.A.	THB 95,000,000	Receive	6-month Thailand Fixing Rate (BOFX6M)(d)	1.67	%(d)	6/4/2020	(412)	(1,870)	(2,282)
JPMorgan Chase Bank N.A.	THB 39,500,000	Pay	6-month Thailand Fixing Rate (BOFX6M)(d)	2.08	%(d)	6/4/2023	(1,195)	1,547	352
Goldman Sachs International	ZAR 18,000,000	Receive	3-month Johannesburg International Interbank Agreed Rate (JIBAR)(c)	8.02	%(c)	5/18/2028	3,859	(3,151)	708
Total							$(487,308)	$99,900	$(387,408)

(a)	Payment frequency – upon termination.
(b)	Payment frequency – monthly.
(c)	Payment frequency – quarterly.
(d)	Payment frequency – semi-annually.
(e)	Payment frequency – annually.
(f)	Notional amount represents the value (including any fees or commissions) of the positions when they were established and is stated in the currency in which the contract is denominated.

BRL	=	Brazilian Real
CLP	=	Chilean Peso
COP	=	Colombian Peso
CZK	=	Czech Koruna
HUF	=	Hungarian Forint
MXN	=	Mexican Peso
PLN	=	Polish Zloty
RUB	=	Russian Ruble
THB	=	Thai Baht
ZAR	=	South African Rand

At July 31, 2018, the Fund had cash collateral of $530,000 deposited in a segregated account for Goldman Sachs International and received cash collateral of $120,000 and $140,000 from JPMorgan Chase Bank, N.A. and Citibank, N.A., respectively to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Corporate Bonds(a)	$—	$57,524	$—	$57,524
Foreign Government Securities
Nigeria	—	2,535	635	3,170
Other Foreign Government Securities(a)	—	135,057	—	135,057
Total Foreign Government Securities	—	137,592	635	138,227
U.S. Treasury Obligations	—	3,400	—	3,400
Short-Term Investments	—	13,116	—	13,116
Total Investments	$—	$211,632	$635	$212,267

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities: (000’s omitted)
Foreign Government Securities(c)
Dominican Republic	$43	$(0)(d)	$(4)	$4	$—	$(43)	$—	$—	$—	$—
Nigeria	555	89	—	(9)	—	—	—	—	635	(9)
Total	$598	$89	$(4)	$(5)	$—	$(43)	$—	$—	$635	$(9)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(92)	$—	$—	$(92)
Forward Contracts(a)
Assets	—	2,638	—	2,638
Liabilities	—	(1,546)	—	(1,546)
Swaps
Assets	—	682	—	682
Liabilities	—	(978)	—	(978)
Total	$(92)	$796	$—	$704

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) July 31, 2018

NUMBER OF SHARES		VALUE†
		(000's omitted)
Common Stocks 0.2%

Business Equipment & Services 0.1%
22	Brock Holdings III, Inc.	$436	(a)(b)(c)

Media - Broadcast 0.1%
16	Cumulus Media, Inc., Class A	271	*(d)

	Total Common Stocks (Cost $592)	707

PRINCIPAL AMOUNT (000's omitted)

Loan Assignments(e) 88.8%

Aerospace & Defense 0.5%
	TransDigm, Inc.
$423	Term Loan E, (1 month USD LIBOR + 2.50%), 4.58%, due 5/30/25	423
1,621	Term Loan F, (1 month USD LIBOR + 2.50%), 4.58%, due 6/9/23	1,622
		2,045
Air Transport 0.5%
	American Airlines, Inc.
925	Term Loan B, (1 week USD LIBOR + 1.75%), due 4/28/23	920	(f)(g)
335	Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 6/27/25	329
693	United Airlines, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 4/1/24	691
		1,940
Automotive 1.4%
	ABRA Auto
938	First Lien Term Loan, (2 month USD LIBOR + 3.00%), 5.17%, due 9/17/21	937
700	Second Lien Term Loan, (2 month USD LIBOR + 7.25%), 9.42%, due 9/19/22	702
1,068	Belron, Term Loan B, (3 month USD LIBOR + 2.50%), 4.86%, due 11/7/24	1,071	(a)
731	Caliber Collision, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 2/1/24	735
473	Cooper Standard Automotive Inc., Term Loan B, (3 month USD LIBOR + 2.00%), 4.33%, due 11/2/23	473
481	Dealer Tire, LLC, Term Loan B, (USD LIBOR + 3.25%), 5.70%, due 12/22/21	466	(h)
475	Goodyear Tire & Rubber Company, Second Lien Term Loan, (1 month USD LIBOR + 2.00%), 4.08%, due 3/7/25	474
380	Tenneco, Inc., Term Loan, (USD LIBOR + 2.75%), due 6/14/25	379	(a)(f)(g)
		5,237
Building & Development 3.5%
1,110	American Builders & Contractors Supply Co., Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 10/31/23	1,104	(f)(g)
983	Beacon Roofing Supply, Term Loan B, (1 month USD LIBOR + 2.25%), 4.35%, due 1/2/25	981
	Capital Automotive LP
1,579	First Lien Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 3/24/24	1,577
963	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.08%, due 3/24/25	978	(a)
691	CPG International Inc., Term Loan, (6 month USD LIBOR + 3.75%), 6.25%, due 5/3/24	691	(f)(g)
2,256	DTZ, First Lien Term Loan, (USD LIBOR + 3.25%), 5.49%, due 11/4/21	2,256	(h)
968	Forterra, Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 10/25/23	902
1,103	HD Supply Waterworks, Term Loan B, (USD LIBOR + 3.00%), 5.25%, due 8/1/24	1,106	(h)
190	HD Supply, Inc., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 10/17/23	192
683	Quikrete, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 11/15/23	682
766	Realogy Corporation, Term Loan B, (1 month USD LIBOR + 2.25%), 4.32%, due 2/8/25	767
665	Reece Limited, Term Loan B, (3 month USD LIBOR + 2.00%), 4.34%, due 7/2/25	665	(a)
1,031	VICI Properties 1 LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 12/20/24	1,032	(f)(g)
		12,933
Business Equipment & Services 10.2%
2,577	Acosta Inc., Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 9/26/21	2,004
	Advantage Sales and Marketing
865	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 7/23/21	817
1,386	Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 7/25/21	1,303
640	Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.58%, due 7/25/22	558
756	Alixpartners, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 4/4/24	757	(f)(g)
905	Brickman Group Holdings Inc., First Lien Term Loan, (USD LIBOR + 3.00%), 5.08%, due 12/18/20	906	(h)
579	CCC Information Services Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 4/27/24	578
1,025	Ceridian HCM Holding Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 4/5/25	1,025
1,470	Change Healthcare Holdings, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/1/24	1,467
875	CSC Serviceworks, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 11/14/22	876
1,337	Duff & Phelps Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 2/13/25	1,336
916	EIG Investors Corp., First Lien Term Loan, (3 month USD LIBOR + 3.75%), 6.07%, due 2/9/23	918
1,622	Element Materials, Term Loan B, (1 month USD LIBOR + 3.50%), 5.58%, due 6/28/24	1,626
2,161	First Data Corporation, Term Loan, (1 month USD LIBOR + 2.00%), 4.07%, due 7/8/22	2,160
748	FleetCor Technologies, Term Loan B3, (1 month USD LIBOR + 2.00%), 4.08%, due 8/2/24	747
1,920	Garda World Security, Term Loan, (3 month USD LIBOR + 3.50%), 5.80%, due 5/24/24	1,919
2,060	Greeneden U.S. Holdings II, LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.58%, due 12/1/23	2,070
883	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 1/2/26	871
	Kronos
1,243	Term Loan B, (3 month USD LIBOR + 3.00%), 5.36%, due 11/1/23	1,246
230	Second Lien Term Loan, (3 month USD LIBOR + 8.25%), 10.61%, due 11/1/24	237
474	Lamar Media Corporation, Term Loan B, (1 month USD LIBOR + 1.75%), 3.88%, due 3/14/25	474
1,315	Minimax GmbH & Co. KG, Term Loan B, (USD LIBOR + 3.00%), due 6/14/25	1,320	(a)(f)(g)
1,057	Mitchell International, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 11/29/24	1,054
	On Assignment
457	Term Loan B1, (1 month USD LIBOR + 2.00%), 4.08%, due 6/5/22	456
268	Term Loan B2, (1 month USD LIBOR + 2.00%), 4.08%, due 4/2/25	268
1,775	Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.08%, due 2/2/24	1,778	(h)
1,771	Protection One, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 5/2/22	1,773
978	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 11/8/23	977
1,424	Solera, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/3/23	1,425
671	Switch Ltd., Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 6/27/24	673
975	Tempo Acquisition LLC, Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 5/1/24	976
500	Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, (3 month USD LIBOR + 2.50%), 4.83%, due 3/17/25	499
1,567	West, Term Loan, (1 month USD LIBOR + 4.00%), 6.08%, due 10/10/24	1,567
355	West Corporation, Term Loan B1, (1 month USD LIBOR + 3.50%), 5.58%, due 10/10/24	353
792	Wex, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 6/30/23	792
		37,806
Cable & Satellite Television 5.5%
368	Altice Financing, Term Loan B, (1 month USD LIBOR + 2.75%), 4.82%, due 7/15/25	357
1,750	Altice France S.A., Term Loan B13, (USD LIBOR + 4.00%), due 7/13/26	1,710	(f)(g)
972	Cablevision Systems Corp., First Lien Term Loan, (1 month USD LIBOR + 2.25%), 4.32%, due 7/17/25	966
1,407	Cequel Communications, LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 7/28/25	1,400
1,232	Charter Communications Operating, LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 4/30/25	1,232
1,050	Cogeco Communications (USA) II L.P., First Lien Term Loan, (1 month USD LIBOR + 2.38%), 4.45%, due 1/3/25	1,050
554	Lions Gate Entertainment Corp., Term Loan B, (3 month USD LIBOR + 2.25%), 4.31%, due 3/24/25	555	(a)
673	MCC Iowa LLC, Term Loan N, (1 week USD LIBOR + 1.75%), 3.70%, due 2/15/24	670
185	Mission Broadcasting, Term Loan B2, (1 month USD LIBOR + 2.50%), 4.59%, due 1/17/24	185
1,386	Nexstar Broadcasting, Term Loan B2, (1 month USD LIBOR + 2.50%), 4.59%, due 1/17/24	1,387
	Numericable
1,452	Term Loan B11, (1 month USD LIBOR + 2.75%), 4.82%, due 7/31/25	1,382
844	Term Loan B12, (1 month USD LIBOR + 3.00%), 5.07%, due 1/31/26	816
1,694	RCN Grande, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 2/1/24	1,678
1,275	Telenet Financing USD LLC, Term Loan AN, (1 month USD LIBOR + 2.25%), 4.32%, due 8/15/26	1,267
	Unity Media
660	Term Loan B, (1 month USD LIBOR + 2.25%), 4.32%, due 9/30/25	658
370	Term Loan D, (1 month USD LIBOR + 2.25%), 4.32%, due 1/15/26	369
1,300	UPC Financing Partnership, Term Loan AR, (1 month USD LIBOR + 2.50%), 4.57%, due 1/15/26	1,294
1,205	Virgin Media, Term Loan K, (1 month USD LIBOR + 2.50%), 4.57%, due 1/15/26	1,203
341	Wide Open West, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 8/18/23	326
1,715	Ziggo Secured, Term Loan E, (1 month USD LIBOR + 2.50%), 4.57%, due 4/15/25	1,704
		20,209
Chemicals & Plastics 2.6%
	Allnex
336	Term Loan B2, (3 month USD LIBOR + 3.25%), 5.57%, due 9/13/23	338	(a)
253	Term Loan B3, (3 month USD LIBOR + 3.25%), 5.57%, due 9/13/23	254	(a)
473	Ashland, Inc., Term Loan B, (USD LIBOR + 1.75%), due 5/17/24	474	(f)(g)
1,658	Diversey, Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 9/6/24	1,623
614	Dupont Performance Coatings, Term Loan, (3 month USD LIBOR + 1.75%), 4.08%, due 6/1/24	614
1,099	HB Fuller, Term Loan B, (1 month USD LIBOR + 2.00%), 4.09%, due 10/20/24	1,098
879	Ineos Finance PLC, Term Loan B, (2 month USD LIBOR + 2.00%), 4.17%, due 3/31/24	877	(f)(g)
	Invictus U.S., LLC
484	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 3/28/25	484
150	Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 8.83%, due 3/28/26	150
1,055	KIK Custom Products, Inc., Term Loan B, (1 month USD LIBOR + 4.00%), 6.08%, due 5/15/23	1,044
377	PQ Corporation, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 2/8/25	377
785	Solenis International, LP, First Lien Term Loan, (USD LIBOR + 4.00%), due 12/18/23	788	(f)(g)
1,231	Univar USA, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 7/1/24	1,234
	WR Grace & Co.
177	Term Loan B1, (3 month USD LIBOR + 1.75%), 4.08%, due 4/3/25	178
304	Term Loan B2, (3 month USD LIBOR + 1.75%), 4.08%, due 4/3/25	304
		9,837
Conglomerates 0.2%
725	Penn Engineering, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 6/27/24	724

Containers & Glass Products 3.0%
659	Albea Beauty Holdings S.A, Term Loan B2, (3 month USD LIBOR + 3.00%), 5.44%, due 4/22/24	657	(f)(g)(h)
1,740	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.12%, due 11/7/25	1,740	(h)
	Berry Global, Inc.
60	Term Loan S, (3 month USD LIBOR + 1.75%), 3.92%, due 2/8/20	60
335	Term Loan T, (1 month USD LIBOR + 1.75%), 3.92%, due 1/6/21	335
657	Term Loan R, (1 month USD LIBOR + 2.00%), 4.09%, due 1/19/24	657
1,054	BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 4/3/24	1,051
705	Consolidated Container, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 5/22/24	705
680	Proampac, First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.63%, due 11/18/23	681	(h)
1,460	Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/5/23	1,464
1,776	SIG Combibloc Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 3/13/22	1,780
	Tricorbraun
774	First Lien Term Loan, (3 month USD LIBOR + 2.75%), 6.08%, due 11/30/23	774	(f)(g)
85	First Lien Term Loan, (3 month USD LIBOR + 3.75%), 6.08%, due 11/30/23	85	(f)(g)
1,021	Trident TPI Holdings, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.33%, due 10/17/24	1,017
		11,006
Cosmetics - Toiletries 0.2%
626	Prestige Brands, Inc., Term Loan B4, (1 month USD LIBOR + 2.00%), 4.08%, due 1/26/24	627

Diversified Insurance 0.6%
	Sedgwick Holdings Inc.
1,728	First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 3/1/21	1,725
405	Second Lien Term Loan, (1 month USD LIBOR + 5.75%), 7.88%, due 2/28/22	407	(h)
		2,132
Drugs 3.9%
730	Akorn, Inc., Term Loan B, (1 month USD LIBOR + 4.75%), 6.88%, due 4/16/21	716	(f)(g)
2,219	Amneal Pharmaceuticals LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.63%, due 5/4/25	2,235
3,102	Endo Luxembourg Finance Company I S.a r.l., Term Loan B, (1 month USD LIBOR + 4.25%), 6.38%, due 4/29/24	3,102
3,120	Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 8/18/22	3,120
1,419	Mallinckrodt International, Term Loan B, (3 month USD LIBOR + 2.75%), 5.20%, due 9/24/24	1,396
409	Mallinckrodt International Finance S.A., Term Loan B, (6 month USD LIBOR + 3.00%), 5.52%, due 2/24/25	406
379	Pharmaceutical Technologies & Services, Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 5/20/24	379
3,021	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.09%, due 6/1/25	3,024
		14,378
Ecological Services & Equipment 0.9%
1,810	ADS Waste Holdings, Inc., Term Loan B3, (1 week USD LIBOR + 2.25%), 4.19%, due 11/10/23	1,811
473	Clean Harbors Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 6/27/24	472
965	Waste Industries USA Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 9/27/24	967
		3,250
Electronics - Electrical 8.3%
	Applied Systems
1,211	First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.33%, due 9/19/24	1,214
500	Second Lien Term Loan, (3 month USD LIBOR + 7.00%), 9.33%, due 9/19/25	515
1,859	Avast Software B.V., Term Loan B, (3 month USD LIBOR + 2.50%), 4.83%, due 9/30/23	1,861
	BMC Software Finance, Inc.
2,724	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 9/10/22	2,725
635	First Lien Term Loan, (USD LIBOR + 4.25%), due 6/25/26	634	(f)(g)
150	Celestica Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 6/14/25	150
1,793	Datatel-Sophia LP, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 9/30/22	1,794
1,289	Dell, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 9/7/23	1,289
1,256	Go Daddy, Term Loan, (1 month USD LIBOR + 2.25%), 4.33%, due 2/15/24	1,258
	Hyland Software, Inc.
800	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 7/1/22	802
191	Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.08%, due 7/7/25	193
450	IFS, Term Loan B, (3 month USD LIBOR + 3.75%), 6.08%, due 7/31/24	432	(a)
1,824	Infor Global Solutions Ltd., Term Loan B6, (1 month USD LIBOR + 2.75%), 4.83%, due 2/1/22	1,826
630	Microchip Technology Incorporated, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 5/29/25	631
473	Micron Technology Inc, Term Loan, (1 month USD LIBOR + 1.75%), 3.83%, due 4/26/22	474
389	MKS Instruments, Inc., Term Loan B4, (1 month USD LIBOR + 1.75%), 3.83%, due 5/1/23	390
767	ON Semiconductor Corporation, First Lien Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 3/31/23	767
404	Open Text Corporation, Term Loan B, (USD LIBOR + 1.75%), due 5/23/25	406	(f)(g)
	Optiv, Inc.
1,832	First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.31%, due 2/1/24	1,779
425	Second Lien Term Loan, (1 month USD LIBOR + 7.25%), 9.31%, due 2/1/25	410
3,433	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.36%, due 11/3/23	3,415
1,743	Riverbed Technology, Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 4/24/22	1,733
475	Sensata Technologies B.V., Term Loan B, (1 month USD LIBOR + 1.75%), 3.82%, due 10/14/21	476
285	Southwire Company, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 5/15/25	285
644	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	645
1,679	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	1,683
1,221	VeriFone Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 1/31/25	1,219
1,080	Vertafore, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 7/2/25	1,077
519	Western Digital Corporation, Term Loan B4, (1 month USD LIBOR + 1.75%), 3.83%, due 4/29/23	518
		30,601
Equipment Leasing 0.5%
1,819	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 month USD LIBOR + 2.00%), 4.09%, due 1/15/25	1,805

Financial Intermediaries 2.2%
1,644	CITCO, Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 3/31/22	1,645
564	Clipper Acquisitions Corp., Term Loan B, (1 month USD LIBOR + 1.75%), 3.85%, due 12/27/24	562	(a)
770	Edelman Financial Center, LLC, First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.59%, due 7/21/25	774
1,015	Fortress Investment Group LLC, Term Loan B, (USD LIBOR + 2.00%), due 12/27/22	1,015	(f)(g)
1,712	Grosvenor Capital Management Holdings, LLP, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/31/25	1,716	(a)
465	Harbourvest Partners, LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.32%, due 3/1/25	464
841	LPL Holdings, Inc., First Lien Term Loan B, (USD LIBOR + 2.25%), 4.49%, due 9/23/24	841	(f)(g)(h)
449	PI US MergerCo, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.58%, due 12/20/24	445
550	Royalty Pharma AG, Term Loan B6, (3 month USD LIBOR + 2.00%), 4.33%, due 3/27/23	551
		8,013
Food & Drug Retailers 1.2%
	Albertsons LLC
781	Term Loan B4, (1 month USD LIBOR + 2.75%), 4.83%, due 8/25/21	778
906	Term Loan B5, (3 month USD LIBOR + 3.00%), 5.34%, due 12/21/22	902
1,181	Term Loan B6, (3 month USD LIBOR + 3.00%), 5.32%, due 6/22/23	1,173
1,100	Term Loan, (USD LIBOR + 3.00%), due 8/25/21	1,097	(f)(g)
467	General Nutrition Centers, Inc., Term Loan, (1 month USD LIBOR + 7.00%), 9.08%, due 12/31/22	480
		4,430
Food Products 1.3%
888	CHG PPC Parent LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/31/25	887	(a)
850	DE Master Blenders, Term Loan B5, (3 month USD LIBOR + 2.25%), 4.63%, due 7/2/22	853	(a)(f)(g)
980	Del Monte Foods, First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.58%, due 2/18/21	851	(h)
	Nomad Foods Europe Midco Ltd.,
255	Term Loan B7, (1 month USD LIBOR + 2.25%), 4.32%, due 5/15/24	253
337	Term Loan B4, (1 month USD LIBOR + 2.25%), 4.32%, due 5/15/24	335
286	Pinnacle Foods Finance LLC, Term Loan B, (1 month USD LIBOR + 1.75%), 3.84%, due 2/2/24	286
1,317	Post Holdings, Term Loan, (1 month USD LIBOR + 2.00%), 4.07%, due 5/24/24	1,317	(f)(g)
		4,782
Food Service 1.2%
	Aramark Services, Inc.
710	Term Loan B2, (3 month USD LIBOR + 1.75%), 4.08%, due 3/28/24	711
160	Term Loan B3, (3 month USD LIBOR + 1.75%), 4.08%, due 3/11/25	160
1,347	Burger King Corporation, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.33%, due 2/16/24	1,345
490	KFC Holding Co., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 4/3/25	489
1,044	Manitowoc Foodservice, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/3/23	1,046
809	US Foods, Term Loan B, (USD LIBOR + 2.00%), due 6/27/23	809	(f)(g)
		4,560
Health Care 5.7%
1,923	Acadia Healthcare Company, Inc., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 2/16/23	1,929
820	Auris Luxembourg III S.a.r.l., Term Loan B, (USD LIBOR + 3.75%), due 1/17/22	825	(f)(g)
667	CHS/Community Health, Term Loan H, (3 month USD LIBOR + 3.25%), 5.56%, due 1/27/21	654
1,436	Concentra Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.85%, due 6/1/22	1,437
525	Concentra Operating Company, Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.60%, due 1/10/25	531	(b)
478	Convatec Inc., Term Loan B, (3 month USD LIBOR + 2.25%), 4.58%, due 10/31/23	478
949	Davita Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 6/24/21	953
1,174	Envision Healthcare, Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 12/1/23	1,173
1,022	Global Medical Response, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.35%, due 4/28/22	991
1,170	Grifols SA, Term Loan, (1 week USD LIBOR + 2.25%), 4.20%, due 1/31/25	1,173
858	HCA Inc., Term Loan B10, (1 month USD LIBOR + 2.00%), 4.08%, due 3/13/25	863
700	IQVIA Inc., Term Loan B3, (3 month USD LIBOR + 1.75%), 4.08%, due 6/7/25	695
242	Mediware Information System, Term Loan B, (1 month USD LIBOR + 3.50%), 5.58%, due 2/9/24	243
2,297	Multiplan, Inc., Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 6/7/23	2,297
1,048	National Mentor, Inc., Term Loan B, (3 month USD LIBOR + 3.00%), 5.33%, due 1/31/21	1,050
820	Ortho-Clinical Diagnostics SA, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 6/30/25	819
	Pearl Intermediate Parent LLC
94	Term Loan, (3 month USD LIBOR + 1.00%), 2.13%, due 2/14/25	92	(f)(g)
648	First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/14/25	634	(f)(g)
233	Second Lien Term Loan, (1 month USD LIBOR + 6.25%), 8.33%, due 2/13/26	232
	Sound Inpatient Physicians
455	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 6/27/25	456
215	Second Lien Term Loan, (USD LIBOR + 6.75%), due 6/26/26	217	(a)(f)(g)
335	Surgery Partners, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 9/2/24	335
1,186	Syneos Health, Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 8/1/24	1,185	(f)(g)
2,093	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/6/24	2,033
		21,295
Industrial Equipment 3.5%
	Brookfield WEC Holdings Inc.
1,280	First Lien Term Loan, (USD LIBOR + 3.75%), due 7/25/25	1,288
165	Second Lien Term Loan, (USD LIBOR + 6.75%), due 7/25/26	167
677	Clark Equipment Company, Term Loan B, (3 month USD LIBOR + 2.00%), 4.33%, due 5/18/24	677
	Crosby Worldwide
1,542	First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 11/23/20	1,514
440	Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.08%, due 11/22/21	436
2,464	Filtration Group Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 3/29/25	2,473
751	Gardner Denver, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 7/30/24	752
770	Gates Global LLC, Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 4/1/24	772
446	Harsco Corporation, Term Loan B1, (1 month USD LIBOR + 2.25%), 4.38%, due 12/6/24	447
428	Hyster-Yale Group, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 5/30/23	428
2,209	Milacron LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 9/28/23	2,203	(a)
973	Pro Mach Group, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.10%, due 3/7/25	965
473	Terex Corporation, Term Loan B, (3 month USD LIBOR + 2.00%), 4.33%, due 1/31/24	473
475	Zodiac Pool Solutions LLC, Term Loan B, (USD LIBOR + 2.25%), due 3/31/25	475	(f)(g)
		13,070
Leisure Goods - Activities - Movies 4.3%
491	Amc Entertainment, Term Loan, (1 month USD LIBOR + 2.25%), 4.32%, due 12/15/22	491
473	Bright Horizons Family Solutions, Inc., Term Loan B, (USD LIBOR + 1.75%), 3.83%, due 11/7/23	472	(h)
475	Cedar Fair, L.P., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 4/13/24	476
591	Churchill Downs, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 12/27/24	591
1,510	CityCenter, Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 4/18/24	1,511
2,514	Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 2/28/25	2,505
2,340	Delta 2 (LUX) S.a.r.l., Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 2/1/24	2,325
785	Match Group Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 11/16/22	789	(a)
473	NCL Corporation Limited, Term Loan B, (1 month USD LIBOR + 1.75%), 3.82%, due 10/10/21	473
2,577	Nielsen Business Media, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 5/22/24	2,585
2,414	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.08%, due 3/31/24	2,405
1,410	WMG Acquisition Corp., Term Loan F, (1 month USD LIBOR + 2.13%), 4.20%, due 11/1/23	1,404
		16,027
Lodging & Casinos 7.2%
733	Aristocrat Technologies, Inc., First Lien Term Loan, (3 month USD LIBOR + 1.75%), 4.10%, due 10/19/24	732
849	Belmond, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 7/3/24	850	(f)(g)
1,308	Boyd Gaming Corporation, Term Loan B3, (1 week USD LIBOR + 2.50%), 4.45%, due 9/15/23	1,315
1,283	Caesars Entertainment Operating Company, Term Loan, (1 month USD LIBOR + 2.00%), 4.08%, due 10/6/24	1,281
1,090	Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 12/22/24	1,093
1,988	Cowlitz Tribal Gaming, Term Loan, (1 month USD LIBOR + 10.50%), 12.58%, due 12/6/21	2,117	(a)(b)
921	Eldorado Resorts, Term Loan B, (USD LIBOR + 2.25%), 4.40%, due 4/17/24	921	(h)
932	ESH Hospitality, Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 8/30/23	930	(f)(g)
1,027	Four Seasons Holdings Inc., First Lien Term Loan, (1 month USD LIBOR + 2.00%), 4.08%, due 11/30/23	1,026
1,362	Golden Entertainment, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 10/20/24	1,360
730	Golden Entertainment, Inc., Second Lien Term Loan, (3 month USD LIBOR + 7.00%), 9.07%, due 10/20/25	736
389	GVC Holdings PLC, Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 3/29/24	389
778	Hilton Worldwide, Term Loan B2, (3 month USD LIBOR + 1.75%), 3.81%, due 10/25/23	781
554	Las Vegas Sands LLC, Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 3/27/25	552
1,271	MGM Growth Properties, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 4/25/23	1,271	(f)(g)
	Mohegan Tribal Gaming
258	Term Loan A, (1 month USD LIBOR + 3.75%), 5.83%, due 10/13/21	249
1,841	Term Loan B, (1 month USD LIBOR + 4.00%), 6.08%, due 10/13/23	1,718
593	Penn National Gaming, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 1/19/24	595
814	RHP Hotel Properties, LP, Term Loan B, (3 month USD LIBOR + 2.00%), 4.34%, due 5/11/24	813
2,699	Scientific Games International, Inc., Term Loan B5, (USD LIBOR + 2.75%), 4.90%, due 8/14/24	2,699	(h)
945	Stars Group Holdings B.V. (The), Term Loan, (3 month USD LIBOR + 3.50%), 5.83%, due 7/10/25	953	(f)(g)
1,898	Station Casinos, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 6/8/23	1,902
2,366	Twin Rivers Casino, Term Loan B, (3 month USD LIBOR + 3.50%), 5.83%, due 7/10/20	2,372
		26,655
Oil & Gas 2.4%
684	Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.09%, due 5/21/25	672
374	Chesapeake Energy Corp., Term Loan, (1 month USD LIBOR + 7.50%), 9.58%, due 8/23/21	391
1,469	EagleClaw, Term Loan B, (2 month USD LIBOR + 4.25%), 6.42%, due 6/24/24	1,404
926	Energy Transfer Equity, Term Loan B, (3 month USD LIBOR + 2.00%), 4.06%, due 2/2/24	922	(f)(g)
735	Gavilan Resources, Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.08%, due 3/1/24	722
1,401	Lucid Energy Group II LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 2/17/25	1,358
1,081	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 10/30/24	1,062
1,505	Rover, Term Loan B, (3 month USD LIBOR + 3.50%), 5.84%, due 10/31/24	1,511
875	Traverse Midstream Partners LLC, Term Loan, (3 month USD LIBOR + 4.00%), 6.34%, due 9/27/24	878
		8,920
Property & Casualty Insurance 0.4%
1,487	Asurion LLC, Term Loan B7, (USD LIBOR + 3.00%), due 11/3/23	1,485	(f)(g)

Publishing 0.2%
871	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/23	836

Radio & Television 2.0%
1,280	Cumulus Media New Holdings Inc., Exit Term Loan, (1 month USD LIBOR + 4.50%), 6.58%, due 5/15/22	1,262
459	Gray Television Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 2/7/24	459
1,529	iHeartCommunications Inc., Term Loan D, (3 month USD LIBOR + 6.75%), 9.08%, due 1/30/19	1,186	(n)
680	Sinclair Broadcasting, First Lien Term Loan B, (USD LIBOR + 2.50%), due 12/12/24	678	(f)(g)
551	Sinclair Television Group Inc., Term Loan B2, (1 month USD LIBOR + 2.25%), due 1/3/24	550	(f)(g)
3,251	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.83%, due 3/15/24	3,153
		7,288
Retailers (except food & drug) 3.8%
2,114	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.08%, due 9/25/24	2,131
2,539	BJS Wholesale Club Inc., First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.60%, due 2/3/24	2,542
	EG Finco Limited
938	Term Loan, (3 month USD LIBOR + 4.00%), 6.33%, due 2/7/25	934
155	Second Lien Term Loan, (3 month USD LIBOR + 8.00%), 10.22%, due 4/20/26	154
638	EG Group Limited, Term Loan B, (3 month USD LIBOR + 4.00%), 6.27%, due 2/6/25	636
557	Jo-Ann Stores, Term Loan, (3 month USD LIBOR + 5.00%), 7.35%, due 10/20/23	559
1,292	Michaels Stores, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 4.57%, due 1/28/23	1,290	(h)
731	Party City Holdings Inc., Term Loan B, (USD LIBOR + 2.75%), 5.62%, due 8/19/22	731	(h)
1,143	PetSmart, Inc., Term Loan B2, (1 month USD LIBOR + 3.00%), 5.10%, due 3/11/22	948
	Sally Beauty
244	Term Loan B1, (1 month USD LIBOR + 2.25%), 4.33%, due 7/5/24	237
555	Term Loan B2, 4.50%, due 7/5/24	526	(i)
910	Shutterfly, Inc., Term Loan B2, (1 month USD LIBOR + 2.75%), 4.83%, due 8/17/24	913
2,416	Staples, Term Loan B, (3 month USD LIBOR + 4.00%), 6.36%, due 9/12/24	2,392
		13,993
Steel 0.7%
1,077	MRC Global (US) Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 9/20/24	1,080
1,350	TMS International Corp., Term Loan B2, (1 month USD LIBOR + 2.75%), 4.83%, due 8/14/24	1,350
		2,430
Surface Transport 0.3%
1,091	Hertz Corporation, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 6/30/23	1,088

Telecommunications 6.4%
4,205	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 1/31/25	4,138
1,463	Consolidated Communications Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 10/4/23	1,444
	Frontier Communications Corp.
307	Term Loan A, (1 month USD LIBOR + 2.75%), 4.83%, due 3/31/21	302
2,243	Term Loan B1, (1 month USD LIBOR + 3.75%), 5.83%, due 6/15/24	2,209
2,335	GTT Communications, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 5/31/25	2,310
	Intelsat Jackson HLDG
850	Term Loan B3, (1 month USD LIBOR + 3.75%), 5.83%, due 11/27/23	852
145	Term Loan B4, (1 month USD LIBOR + 4.50%), 6.58%, due 1/2/24	152
951	Term Loan B5, 6.63%, due 1/2/24	994	(i)
1,485	Level 3 Financing, Inc., Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 2/22/24	1,487
679	MTN Infrastructure TopCo Inc, First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 11/15/24	682
796	SBA Senior Finance II LLC, Term Loan B, (1 month USD LIBOR + 2.08%), due 4/11/25	794	(f)(g)
2,977	Sprint Communications, Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.50%), 4.63%, due 2/2/24	2,977
	Syniverse Holdings, Inc.
2,080	First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.08%, due 3/9/23	2,080
265	Second Lien Term Loan, (1 month USD LIBOR + 9.00%), 11.08%, due 3/11/24	262
940	TDC A/S, Term Loan, (USD LIBOR + 3.50%), due 5/31/25	945	(f)(g)
1,439	Telesat, Term Loan B4, (3 month USD LIBOR + 2.50%), 4.84%, due 11/17/23	1,440
819	Zayo Group, Term Loan, (1 month USD LIBOR + 2.25%), 4.33%, due 1/19/24	821
		23,889
Utilities 4.2%
	Calpine Corp.
426	Term Loan B6, (3 month USD LIBOR + 2.50%), 4.84%, due 1/15/23	427
1,300	Term Loan B7, (3 month USD LIBOR + 2.50%), 4.84%, due 5/31/23	1,300
672	Term Loan B5, (3 month USD LIBOR + 2.50%), 4.84%, due 1/15/24	672	(f)(g)
828	Compass Power Generation LLC, Term Loan B, (1 month USD LIBOR + 3.75%), 5.83%, due 12/20/24	832
647	ExGen Renewables IV, LLC, Term Loan B, (3 month USD LIBOR + 3.00%), 5.31%, due 11/28/24	651
445	Kestrel Acquisition, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.33%, due 5/1/25	448
1,497	Nautilus Power LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.33%, due 5/16/24	1,502
948	NRG Energy Inc., Term Loan B, (3 month USD LIBOR + 1.75%), 4.08%, due 6/30/23	946
964	RJS Power Holdings LLC, Term Loan B1, (1 month USD LIBOR + 4.00%), 6.08%, due 7/15/23	970
	Texas Competitive
2,616	Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 8/4/23	2,611
256	Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 12/14/23	256
1,498	Term Loan B2, (1 month USD LIBOR + 4.00%), 6.08%, due 4/15/24	1,507
1,738	TPF II, Term Loan B, (1 month USD LIBOR + 3.75%), 5.83%, due 10/2/23	1,745
1,840	Vistra Energy Corp., First Lien Term Loan B3, (1 month USD LIBOR + 2.00%), 4.07%, due 12/31/25	1,835	(h)
		15,702

	Total Loan Assignments (Cost $330,881)	328,993

Corporate Bonds 3.7%

Business Equipment & Services 0.1%
252	Brock Holdings Notes 2022, 15.00%, due 10/24/22	252	(a)(b)(c)

Cable & Satellite Television 0.4%
535	Altice Financing SA, 6.63%, due 2/15/23	541	(j)
360	CSC Holdings LLC, 6.75%, due 11/15/21	375
540	Numericable-SFR SA, 6.00%, due 5/15/22	557	(j)
		1,473
Chemicals 0.1%
370	PQ Corp., 6.75%, due 11/15/22	388	(j)

Consumer - Commercial Lease Financing 0.2%
375	Park Aerospace Holdings Ltd., 5.25%, due 8/15/22	375	(j)
275	SLM Corp., 5.50%, due 1/25/23	269
		644
Electric - Generation 0.3%
585	Dynegy, Inc., 7.63%, due 11/1/24	627
390	NRG Energy, Inc., 6.25%, due 7/15/22	402
		1,029
Energy - Exploration & Production 0.3%
360	Chesapeake Energy Corp., 8.00%, due 12/15/22	380	(j)
860	EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, due 2/15/25	655	(j)
		1,035
Gas Distribution 0.3%
380	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/25	400
325	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	340
370	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, due 11/15/23	355
		1,095
Health Facilities 0.3%
815	MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, due 10/15/27	789
414	Tenet Healthcare Corp., 4.63%, due 7/15/24	401
		1,190
Media Content 0.2%
720	Univision Communications, Inc., 5.13%, due 2/15/25	668	(j)

Oil Field Equipment & Services 0.1%
340	Precision Drilling Corp., 7.75%, due 12/15/23	359

Packaging 0.1%
475	Reynolds Group Issuer, Inc., (3 month USD LIBOR + 3.50%), 5.84%, due 7/15/21	481	(e)(j)

Pharmaceuticals 0.5%
	Valeant Pharmaceuticals Int'l, Inc.
810	6.50%, due 3/15/22	844	(j)
825	7.00%, due 3/15/24	875	(j)
		1,719
Printing & Publishing 0.1%
365	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	349	(j)

Steel Producers - Products 0.3%
950	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	988	(j)

Support - Services 0.2%
330	Hertz Corp., 7.63%, due 6/1/22	323	(j)
480	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	514	(j)
		837
Telecom - Wireless 0.1%
640	Wind Tre SpA, 5.00%, due 1/20/26	575	(j)

Telecom - Wireline Integrated 0.1%
560	Frontier Communications Corp., 8.50%, due 4/1/26	538	(j)

	Total Corporate Bonds (Cost $13,768)	13,620

Asset-Backed Securities 2.7%
390	Apidos CLO, Ser. 2015-22A, Class D, (3 month USD LIBOR + 6.00%), 8.35%, due 10/20/27	394	(e)(j)
500	Ares XLIII CLO Ltd., Ser. 2017-43A, Class E, (3 month USD LIBOR + 6.47%), 8.81%, due 10/15/29	508	(e)(j)
500	Magnetite CLO Ltd., Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 7.99%, due 4/15/31	498	(e)(j)
385	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3 month USD LIBOR + 5.20%), 7.54%, due 7/25/31	373	(e)(j)
	OCP CLO Ltd.
400	Ser. 2014-5A, Class CR, (3 month USD LIBOR + 2.90%), 5.23%, due 4/26/31	392	(e)(j)
500	Ser. 2014-5A, Class DR, (3 month USD LIBOR + 5.70%), 8.03%, due 4/26/31	485	(e)(j)
800	Ser. 2018-15A, Class D, (3 month USD LIBOR + 5.85%), 8.23%, due 7/20/31	782	(e)(j)
	Palmer Square CLO Ltd.
1,000	Ser. 2013-2A, Class DR, (3 month USD LIBOR + 6.10%), 8.44%, due 10/17/27	1,009	(e)(j)
1,000	Ser. 2015-1A, Class DR, (3 month USD LIBOR + 6.20%), 8.53%, due 5/21/29	1,011	(e)(j)
600	Parallel Ltd., Ser. 2018-1A, Class C, (3 month USD LIBOR + 2.80%), 4.85%, due 4/20/31	586	(e)(j)
550	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.16%, due 4/16/31	544	(e)(j)
335	Riserva CLO Ltd., Ser. 2016-3A, Class E, (3 month USD LIBOR + 6.75%), 9.08%, due 10/18/28	339	(e)(j)
685	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class E, (3 month USD LIBOR + 7.25%), 9.59%, due 7/17/28	695	(e)(j)
900	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3 month USD LIBOR + 5.75%), 8.08%, due 7/25/31	874	(e)(j)
1,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 9.04%, due 7/25/29	1,018	(e)(j)
405	Voya CLO Ltd., Ser. 2015-3A, Class D2, (3 month USD LIBOR + 5.45%), 7.80%, due 10/20/27	405	(e)(j)

	Total Asset-Backed Securities (Cost $9,721)	9,913

NUMBER OF SHARES

Short-Term Investments 10.8%

Investment Companies 10.8%
40,135,387	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(k) (Cost $40,135)	40,135	(l)

	Total Investments 106.2% (Cost $395,097)	393,368

	Liabilities Less Other Assets (6.2)%	(22,983)	(m)

	Net Assets 100.0%	$370,385

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Illiquid security.
(c)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to approximately $688,000, which represents 0.2% of net assets of the Fund.

(d)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $271,000, which represents 0.0% of net assets of the Fund.
(e)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.
Benchmarks for Variable/Floating Rates:
LIBOR = London Interbank Offered Rate

(f)	All or a portion of this security has not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)
The stated interest rate represents the weighted average interest rate at July 31, 2018 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(i)	Fixed coupon.
(j)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $18,964,000, which represents 5.1% of net assets of the Fund. Securities denoted with (j) but without (b) have been deemed by the investment manager to be liquid.

(k)	Represents 7-day effective yield as of July 31, 2018.
(l)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $40,135,000.
(m)	As of July 31, 2018, the value of unfunded loan commitments was approximately $95,000 of the Fund (see Note A of Notes to Schedule of Investments).
(n)	Defaulted Security.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	$—	$436	$436
Other Common Stocks(a)	271	—	—	271
Total Common Stocks	271	—	436	707
Loan Assignments
Automotive	—	3,787	1,450	5,237
Building & Development	—	11,290	1,643	12,933
Business Equipment & Services	—	36,486	1,320	37,806
Cable & Satellite Television	—	19,654	555	20,209
Chemicals & Plastics	—	9,245	592	9,837
Electronics - Electrical	—	30,169	432	30,601
Financial Intermediaries	—	5,735	2,278	8,013
Food Products	—	3,042	1,740	4,782
Health Care	—	21,078	217	21,295
Industrial Equipment	—	10,867	2,203	13,070
Leisure Goods - Activities - Movies	—	15,238	789	16,027
Lodging & Casinos	—	24,538	2,117	26,655
Other Loan Assignments(a)	—	122,528	—	122,528
Total Loan Assignments	—	313,657	15,336	328,993
Corporate Bonds
Business Equipment & Services	—	—	252	252
Other Corporate Bonds(a)	—	13,368	—	13,368
Total Corporate Bonds	—	13,368	252	13,620
Asset-Backed Securities	—	9,913	—	9,913
Short-Term Investments	—	40,135	—	40,135
Total Investments	$271	$377,073	$16,024	$393,368

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

(000's omitted)	Beginning balance, as of 11/01/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in securities:
Common Stocks(c)
Business Equipment & Services	$ 436	$—	$—	$—	$—	$—	$—	$—	$ 436	$ —
Loan Assignments(d)
Automotive	—	—	—	1	1,360	(66)	155	—	1,450	1
Building & Development	1,039	1	1	(10)	663	(51)	—	—	1,643	(10)
Business Equipment & Services	—	—	—	8	1,312	—	—	—	1,320	8
Cable & Satellite Television	—	(0)(e)	(0)(e)	0(e)	556	(1)	—	—	555	0(e)
Chemicals & Plastics	—	0(e)	—	(2)	—	(9)	603	—	592	(2)
Containers & Glass Products	862	(0)(e)	1	(5)	—	(858)	—	—	—	—
Electronics - Electrical	—	—	—	(17)	—	—	449	—	432	(17)
Financial Intermediaries	946	(0)(e)	(18)	8	3,170	(1,828)	—	—	2,278	8
Food Products	—	(0)(e)	(0)(e)	(1)	1,254	(94)	581	—	1,740	(1)
Health Care	2,467	—	—	3	214	—	—	(2,467)	217	3
Industrial Equipment	3,904	1	1	(24)	—	(1,230)	—	(449)	2,203	(13)
Leisure Goods - Activities - Movies	3,518	0(e)	—	(5)	—	—	—	(2,724)	789	(5)
Lodging & Casinos	2,313	(3)	(8)	(108)	—	(77)	—	—	2,117	(108)
Steel	3,069	—	—	(9)	—	(1,385)	—	(1,675)	—	—
Corporate Bonds(c)
Business Equipment & Services	252	—	—	—	—	—	—	—	252	—
Total	$ 18,806	$ (1)	$ (23)	$ (161)	$ 8,529	$ (5,599)	$ 1,788	$ (7,315)	$ 16,024	$ (136)

(c)
As of the period ended July 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

(d)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(e)	Amount less than one thousand.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $7,315,000 was transferred from Level 3 to Level 2. Also, approximately $1,788,000 was transferred from Level 2 to Level 3. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology using a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 4.8%

Business Equipment & Services 1.1%
$2,868	Advantage Sales and Marketing, Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.58%, due 7/25/22	$2,499
10,441	First Data Corporation, Term Loan, (1 month USD LIBOR + 2.00%), 4.07%, due 7/8/22	10,440
1,152	Iron Mountain, Inc., Term Loan B, (1 month USD LIBOR + 1.75%), 3.83%, due 1/2/26	1,136
3,955	Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.08%, due 2/2/24	3,960	(b)
4,888	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 11/8/23	4,887
		22,922
Cable & Satellite Television 0.3%
6,975	Altice France S.A., Term Loan B13, (USD LIBOR + 4.00%), due 7/13/26	6,817	(c)(d)

Containers & Glass Products 0.4%
4,955	Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.12%, due 11/7/25	4,954	(b)
4,663	Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/5/23	4,677
		9,631
Drugs 0.1%
1,905	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.09%, due 6/1/25	1,907

Electronics - Electrical 0.5%
2,877	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	2,884
7,500	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	7,518
		10,402
Food & Drug Retailers 0.2%
1,610	Albertsons, LLC, Term Loan, (USD LIBOR + 3.00%), due 5/2/23	1,606	(c)(d)
2,692	General Nutrition Centers, Inc., Term Loan, (1 month USD LIBOR + 7.00%), 9.08%, due 12/31/22	2,767
		4,373
Health Care 0.4%
2,525	Envision Healthcare, Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 12/1/23	2,522
7,289	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/6/24	7,079
		9,601
Leisure Goods - Activities - Movies 0.2%
4,650	Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.08%, due 3/31/24	4,633

Lodging & Casinos 0.4%
7,094	Cowlitz Tribal Gaming, Term Loan, (1 month USD LIBOR + 10.50%), 12.58%, due 12/6/21	7,555	(e)(f)

Publishing 0.1%
2,888	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/23	2,769

Radio & Television 0.3%
6,838	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.83%, due 3/15/24	6,633

Retailers (except food & drug) 0.2%
3,320	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.08%, due 9/25/24	3,346

Telecommunications 0.3%
5,572	Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 1/31/25	5,483

Utilities 0.3%
4,529	Calpine Corp., Term Loan B6, (3 month USD LIBOR + 2.50%), 4.84%, due 1/15/23	4,532
2,128	Texas Competitive, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 12/14/23	2,127
		6,659

	Total Loan Assignments (Cost $102,112)	102,731

Corporate Bonds 91.8%

Advertising 2.0%
	Lamar Media Corp.
2,375	5.00%, due 5/1/23	2,405
2,285	5.75%, due 2/1/26	2,342
10,785	MDC Partners, Inc., 6.50%, due 5/1/24	9,518	(g)
3,975	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	3,965	(g)
	Nielsen Finance LLC/Nielsen Finance Co.
6,755	4.50%, due 10/1/20	6,723
14,975	5.00%, due 4/15/22	14,554	(g)
3,085	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, due 3/15/25	3,112
		42,619
Aerospace & Defense 0.2%
4,515	BBA US Holdings, Inc., 5.38%, due 5/1/26	4,549	(g)

Auto Parts & Equipment 0.7%
3,430	Goodyear Tire & Rubber Co., 5.13%, due 11/15/23	3,404
5,465	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	5,246	(g)(h)
5,352	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	5,375	(g)
		14,025
Banking 2.2%
	Ally Financial, Inc.
6,295	3.25%, due 11/5/18	6,290
23,840	8.00%, due 3/15/20	25,390
	CIT Group, Inc.
4,943	3.88%, due 2/19/19	4,952
5,225	4.13%, due 3/9/21	5,219
5,820	5.00%, due 8/15/22	5,929
		47,780
Brokerage 0.6%
12,915	LPL Holdings, Inc., 5.75%, due 9/15/25	12,528	(g)

Building & Construction 2.4%
	Lennar Corp.
1,970	8.38%, due 1/15/21	2,157
3,565	5.38%, due 10/1/22	3,618
5,690	4.75%, due 11/15/22	5,690
6,965	4.88%, due 12/15/23	6,965
3,985	5.25%, due 6/1/26	3,885
1,032	Meritage Homes Corp., 6.00%, due 6/1/25	1,039
6,835	PulteGroup, Inc., 4.25%, due 3/1/21	6,835
	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
3,530	5.25%, due 4/15/21	3,527	(g)
4,858	5.63%, due 3/1/24	4,726	(g)
	Toll Brothers Finance Corp.
4,730	4.38%, due 4/15/23	4,630
805	5.63%, due 1/15/24	827
3,535	4.88%, due 3/15/27	3,341
4,915	4.35%, due 2/15/28	4,405
		51,645
Building Materials 0.4%
4,690	HD Supply, Inc., 5.75%, due 4/15/24	4,924	(g)(i)
1,365	Jeld-Wen, Inc., 4.88%, due 12/15/27	1,271	(g)
3,050	USG Corp., 5.50%, due 3/1/25	3,119	(g)
		9,314
Cable & Satellite Television 7.8%
285	Altice Financing SA, 6.63%, due 2/15/23	288	(g)
4,075	Altice France SA, 8.13%, due 2/1/27	4,156	(g)
	Altice Luxembourg SA
11,365	7.75%, due 5/15/22	11,308	(g)
7,080	7.63%, due 2/15/25	6,629	(g)
	Altice US Finance I Corp.
2,050	5.38%, due 7/15/23	2,068	(g)
6,345	5.50%, due 5/15/26	6,226	(g)
3,490	Altice US Finance II Corp., 7.75%, due 7/15/25	3,678	(g)
	CCO Holdings LLC/CCO Holdings Capital Corp.
7,485	5.25%, due 9/30/22	7,560
11,550	5.13%, due 5/1/23	11,521	(g)
11,555	5.75%, due 2/15/26	11,489	(g)
11,285	5.00%, due 2/1/28	10,566	(g)
8,892	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	8,870	(g)
	CSC Holdings LLC
11,348	10.88%, due 10/15/25	13,164	(g)
4,475	5.50%, due 4/15/27	4,307	(g)
	DISH DBS Corp.
2,245	6.75%, due 6/1/21	2,262
9,790	5.88%, due 11/15/24	8,162
	Numericable-SFR SA
10,600	6.00%, due 5/15/22	10,925	(g)
2,800	6.25%, due 5/15/24	2,783	(g)
14,465	7.38%, due 5/1/26	14,366	(g)
5,110	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	5,199	(g)
3,465	UPCB Finance IV Ltd., 5.38%, due 1/15/25	3,370	(g)
2,890	Virgin Media Finance PLC, 6.00%, due 10/15/24	2,818	(g)
8,750	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	8,334	(g)
7,700	Ziggo B.V., 5.50%, due 1/15/27	7,334	(g)
		167,383
Chemicals 1.5%
2,820	CF Industries, Inc., 5.38%, due 3/15/44	2,503
	NOVA Chemicals Corp.
4,175	5.25%, due 8/1/23	4,170	(g)
8,600	4.88%, due 6/1/24	8,307	(g)
6,235	5.00%, due 5/1/25	5,939	(g)
4,735	5.25%, due 6/1/27	4,432	(g)
	WR Grace & Co-Conn
5,495	5.13%, due 10/1/21	5,591	(g)
2,030	5.63%, due 10/1/24	2,131	(g)
		33,073
Consumer - Commercial Lease Financing 6.6%
	Aircastle Ltd.
9,555	4.63%, due 12/15/18	9,605
2,835	6.25%, due 12/1/19	2,927
12,235	5.13%, due 3/15/21	12,552
4,480	5.50%, due 2/15/22	4,659
	Navient Corp.
2,815	5.50%, due 1/15/19	2,842
16,820	4.88%, due 6/17/19	16,967
6,275	8.00%, due 3/25/20	6,620
4,670	5.88%, due 3/25/21	4,740
1,615	6.63%, due 7/26/21	1,668
5,160	5.88%, due 10/25/24	4,992
2,130	6.75%, due 6/25/25	2,114
4,065	6.75%, due 6/15/26	4,004
	Park Aerospace Holdings Ltd.
19,930	5.25%, due 8/15/22	19,930	(g)
10,725	5.50%, due 2/15/24	10,591	(g)
7,085	SLM Corp., 6.13%, due 3/25/24	6,979
	Springleaf Finance Corp.
4,135	8.25%, due 12/15/20	4,476
5,025	7.75%, due 10/1/21	5,427
7,115	6.13%, due 5/15/22	7,275
6,420	6.88%, due 3/15/25	6,516
6,595	7.13%, due 3/15/26	6,702
		141,586
Electric - Generation 3.8%
	Calpine Corp.
10,080	6.00%, due 1/15/22	10,256	(g)
10,515	5.38%, due 1/15/23	10,029
2,520	5.75%, due 1/15/25	2,318
	Dynegy, Inc.
6,310	5.88%, due 6/1/23	6,491
11,175	7.63%, due 11/1/24	11,975
2,180	8.00%, due 1/15/25	2,368	(g)
6,115	8.13%, due 1/30/26	6,721	(g)
	NRG Energy, Inc.
3,060	6.25%, due 7/15/22	3,156
13,340	7.25%, due 5/15/26	14,207
14,400	6.63%, due 1/15/27	14,832
		82,353
Electric - Integrated 1.0%
6,620	PPL Energy Supply LLC, 4.60%, due 12/15/21	5,660
	Talen Energy Supply LLC
13,920	9.50%, due 7/15/22	13,363	(g)
3,860	6.50%, due 6/1/25	2,837
		21,860
Electronics 1.0%
5,603	Amkor Technology, Inc., 6.38%, due 10/1/22	5,715
3,040	Micron Technology, Inc., 5.50%, due 2/1/25	3,142
5,820	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	5,835	(g)
5,845	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	6,130	(g)
		20,822
Energy - Exploration & Production 5.3%
	Antero Resources Corp.
9,450	5.38%, due 11/1/21	9,580
8,430	5.13%, due 12/1/22	8,451
6,130	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	6,774	(g)
	Chesapeake Energy Corp.
3,560	6.13%, due 2/15/21	3,640
1,395	8.00%, due 1/15/25	1,430
4,675	8.00%, due 6/15/27	4,780
	EP Energy LLC/Everest Acquisition Finance, Inc.
3,434	7.75%, due 9/1/22	2,661
15,685	6.38%, due 6/15/23	10,587
9,935	9.38%, due 5/1/24	8,172	(g)
2,140	Newfield Exploration Co., 5.38%, due 1/1/26	2,188
	Oasis Petroleum, Inc.
3,234	6.88%, due 3/15/22	3,295
2,595	6.25%, due 5/1/26	2,608	(g)
2,590	PDC Energy, Inc., 6.13%, due 9/15/24	2,600
	Range Resources Corp.
6,150	5.00%, due 8/15/22	6,027
7,690	5.00%, due 3/15/23	7,373
11,840	Sanchez Energy Corp., 6.13%, due 1/15/23	8,155
	SM Energy Co.
5,085	6.13%, due 11/15/22	5,212
2,930	5.00%, due 1/15/24	2,820
	Whiting Petroleum Corp.
3,735	5.75%, due 3/15/21	3,810
6,435	6.25%, due 4/1/23	6,668
1,750	6.63%, due 1/15/26	1,812
	WPX Energy, Inc.
3,860	5.25%, due 9/15/24	3,836
2,135	5.75%, due 6/1/26	2,140
		114,619
Food & Drug Retail 0.2%
5,345	Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC, 5.75%, due 3/15/25	4,800

Food - Wholesale 0.8%
3,875	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, due 1/15/24	4,073
	Post Holdings, Inc.
5,585	5.50%, due 3/1/25	5,501	(g)
4,245	5.75%, due 3/1/27	4,139	(g)
4,575	5.63%, due 1/15/28	4,358	(g)
		18,071
Gaming 3.7%
	Boyd Gaming Corp.
7,190	6.88%, due 5/15/23	7,561
6,055	6.38%, due 4/1/26	6,191
690	Eldorado Resorts, Inc., 7.00%, due 8/1/23	725
	GLP Capital L.P./GLP Financing II, Inc.
17,775	4.88%, due 11/1/20	18,042
5,060	5.38%, due 11/1/23	5,224
5,465	Int'l Game Technology PLC, 5.63%, due 2/15/20	5,568	(g)
2,450	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	2,530	(g)
	MGM Resorts Int'l
11,185	8.63%, due 2/1/19	11,434
2,225	5.25%, due 3/31/20	2,275
4,010	6.63%, due 12/15/21	4,273
4,595	5.75%, due 6/15/25	4,634
4,250	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	4,537
6,270	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	6,936
		79,930
Gas Distribution 6.3%
6,565	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	6,590
8,690	Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/25	9,146
12,060	Cheniere Energy Partners L.P., 5.25%, due 10/1/25	12,000
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
2,655	6.25%, due 4/1/23	2,708
1,865	5.75%, due 4/1/25	1,884
	DCP Midstream LLC
2,490	9.75%, due 3/15/19	2,592	(g)
6,460	(3 month USD LIBOR + 3.85%), 5.85%, due 5/21/43	5,879	(a)(g)
	DCP Midstream Operating L.P.
2,645	2.70%, due 4/1/19	2,625
3,495	5.60%, due 4/1/44	3,338
1,610	Duke Energy Corp., 8.13%, due 8/16/30	1,940
	Energy Transfer Equity L.P.
10,915	7.50%, due 10/15/20	11,652
4,555	5.88%, due 1/15/24	4,737
	NuStar Logistics L.P.
4,395	4.80%, due 9/1/20	4,411
1,500	6.75%, due 2/1/21	1,564
1,600	4.75%, due 2/1/22	1,568
2,720	5.63%, due 4/28/27	2,655
	Rockies Express Pipeline LLC
6,405	6.00%, due 1/15/19	6,469	(g)
6,551	5.63%, due 4/15/20	6,740	(g)
2,830	SemGroup Corp., 7.25%, due 3/15/26	2,823
9,940	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	9,493
9,070	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	8,753
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
2,950	4.13%, due 11/15/19	2,950
4,020	4.25%, due 11/15/23	3,859
8,040	6.75%, due 3/15/24	8,482
3,570	5.13%, due 2/1/25	3,579
6,765	5.00%, due 1/15/28	6,384	(g)
1,005	Williams Cos., Inc., 5.75%, due 6/24/44	1,070
		135,891
Health Facilities 5.2%
2,090	Amsurg Corp., 5.63%, due 7/15/22	2,137
4,900	Columbia/HCA Corp., 7.69%, due 6/15/25	5,390
	Envision Healthcare Corp.
1,430	5.13%, due 7/1/22	1,450	(g)
2,285	6.25%, due 12/1/24	2,433	(g)
	HCA, Inc.
3,235	6.50%, due 2/15/20	3,367
12,725	5.88%, due 3/15/22	13,377
11,130	4.75%, due 5/1/23	11,275
10,310	5.00%, due 3/15/24	10,464
5,900	5.25%, due 4/15/25	6,029
2,915	LifePoint Health, Inc., 5.88%, due 12/1/23	3,047
	MPT Operating Partnership L.P./MPT Finance Corp.
7,395	6.38%, due 3/1/24	7,765
8,498	5.50%, due 5/1/24	8,562
8,725	5.25%, due 8/1/26	8,594
10,005	5.00%, due 10/15/27	9,680
	Tenet Healthcare Corp.
3,785	7.50%, due 1/1/22	3,965	(g)
1,010	8.13%, due 4/1/22	1,076
3,715	6.75%, due 6/15/23	3,771
4,326	4.63%, due 7/15/24	4,191
1,828	6.88%, due 11/15/31	1,663
3,645	THC Escrow Corp., 7.00%, due 8/1/25	3,659	(g)
		111,895
Health Services 1.6%
	DaVita HealthCare Partners, Inc.
7,020	5.13%, due 7/15/24	6,831
1,950	5.00%, due 5/1/25	1,838
8,545	DaVita, Inc., 5.75%, due 8/15/22	8,694
5,885	IMS Health, Inc., 5.00%, due 10/15/26	5,866	(g)
	Service Corp. Int'l
4,940	5.38%, due 1/15/22	4,999
6,675	5.38%, due 5/15/24	6,758
		34,986
Hotels 0.4%
5,898	ESH Hospitality, Inc., 5.25%, due 5/1/25	5,721	(g)
3,320	Hilton Domestic Operating Co., Inc., 5.13%, due 5/1/26	3,320	(g)
		9,041
Investments & Misc. Financial Services 0.6%
	MSCI, Inc.
7,205	5.25%, due 11/15/24	7,385	(g)
6,205	5.75%, due 8/15/25	6,469	(g)
		13,854
Machinery 0.7%
	CNH Industrial Capital LLC
3,095	3.38%, due 7/15/19	3,103
2,670	4.88%, due 4/1/21	2,733
4,075	4.38%, due 4/5/22	4,100
2,410	CNH Industrial NV, 4.50%, due 8/15/23	2,428
2,435	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	2,660
		15,024
Managed Care 1.1%
	Centene Corp.
8,040	4.75%, due 5/15/22	8,130
6,080	6.13%, due 2/15/24	6,399
3,770	5.38%, due 6/1/26	3,860	(g)
5,350	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	5,537	(g)
		23,926
Media Content 3.3%
3,280	AMC Networks, Inc., 4.75%, due 8/1/25	3,149
	Gannett Co., Inc.
6,962	5.13%, due 10/15/19	6,979
2,695	5.13%, due 7/15/20	2,729
1,984	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	2,029	(g)
	Netflix, Inc.
2,230	5.38%, due 2/1/21	2,288
4,845	5.50%, due 2/15/22	4,996
2,375	4.38%, due 11/15/26	2,226
2,030	4.88%, due 4/15/28	1,921	(g)
	Sinclair Television Group, Inc.
1,915	5.38%, due 4/1/21	1,927
4,130	5.13%, due 2/15/27	3,831	(g)
	Sirius XM Radio, Inc.
1,140	4.63%, due 5/15/23	1,123	(g)
10,838	6.00%, due 7/15/24	11,204	(g)
6,935	5.38%, due 7/15/26	6,788	(g)
4,645	5.00%, due 8/1/27	4,413	(g)
	Univision Communications, Inc.
2,450	6.75%, due 9/15/22	2,502	(g)
14,460	5.13%, due 5/15/23	13,809	(g)
		71,914
Medical Products 0.2%
	Hologic, Inc.
4,785	4.38%, due 10/15/25	4,628	(g)
340	4.63%, due 2/1/28	320	(g)
		4,948
Metals - Mining Excluding Steel 3.1%
2,260	Arconic, Inc., 5.13%, due 10/1/24	2,254
3,915	First Quantum Minerals Ltd., 7.25%, due 5/15/22	3,935	(g)
	FMG Resources (August 2006) Pty Ltd.
3,110	4.75%, due 5/15/22	3,025	(g)
1,830	5.13%, due 5/15/24	1,752	(g)
	Freeport-McMoRan, Inc.
3,385	3.10%, due 3/15/20	3,343
1,815	4.00%, due 11/14/21	1,799
2,260	3.55%, due 3/1/22	2,189
7,855	3.88%, due 3/15/23	7,561
9,995	5.40%, due 11/14/34	9,170
6,580	5.45%, due 3/15/43	5,843
4,405	Hudbay Minerals, Inc., 7.63%, due 1/15/25	4,554	(g)
	Novelis Corp.
2,310	6.25%, due 8/15/24	2,316	(g)
5,835	5.88%, due 9/30/26	5,594	(g)
	Teck Resources Ltd.
3,195	4.75%, due 1/15/22	3,291
3,920	8.50%, due 6/1/24	4,318	(g)
4,645	6.25%, due 7/15/41	4,842
		65,786
Oil Field Equipment & Services 0.7%
	Precision Drilling Corp.
4,652	6.50%, due 12/15/21	4,733
3,375	7.75%, due 12/15/23	3,569
7,675	5.25%, due 11/15/24	7,330
		15,632
Packaging 2.8%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,535	4.25%, due 9/15/22	2,491	(g)
1,165	4.63%, due 5/15/23	1,150	(g)
8,585	6.00%, due 2/15/25	8,381	(g)
	Ball Corp.
5,270	4.38%, due 12/15/20	5,323
4,180	5.00%, due 3/15/22	4,295
6,075	Berry Plastics Corp., 5.13%, due 7/15/23	6,029
5,725	BWAY Holding Co., 5.50%, due 4/15/24	5,589	(g)
730	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	722
4,615	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	4,338	(g)
2,290	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	2,290	(g)
	Reynolds Group Issuer, Inc.
5,921	5.75%, due 10/15/20	5,932
1,741	6.88%, due 2/15/21	1,759
8,970	5.13%, due 7/15/23	8,920	(g)
2,065	Sealed Air Corp., 5.50%, due 9/15/25	2,127	(g)
		59,346
Personal & Household Products 0.6%
	Energizer Holdings, Inc.
1,145	4.70%, due 5/19/21	1,145
5,915	4.70%, due 5/24/22	5,812
1,435	HRG Group, Inc., 7.75%, due 1/15/22	1,480
2,050	Prestige Brands, Inc., 6.38%, due 3/1/24	2,047	(g)
2,295	Spectrum Brands, Inc., 5.75%, due 7/15/25	2,289
		12,773
Pharmaceuticals 1.8%
6,610	Endo Finance LLC/Endo Finco, Inc., 5.38%, due 1/15/23	5,602	(g)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6,425	6.00%, due 7/15/23	5,461	(g)
5,175	6.00%, due 2/1/25	4,153	(g)
2,910	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	2,343	(g)
	Valeant Pharmaceuticals Int'l, Inc.
8,050	5.50%, due 3/1/23	7,627	(g)
6,050	5.88%, due 5/15/23	5,811	(g)
7,015	5.50%, due 11/1/25	7,022	(g)
		38,019
Printing & Publishing 0.9%
5,789	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	5,536	(g)
	R.R. Donnelley & Sons Co.
6,457	7.63%, due 6/15/20	6,618
7,030	7.88%, due 3/15/21	7,171
		19,325
Real Estate Development & Management 0.2%
4,835	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	4,847	(g)

Recreation & Travel 0.7%
1,405	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, due 4/15/27	1,377
9,138	NCL Corp. Ltd., 4.75%, due 12/15/21	9,149	(g)
4,155	Six Flags Entertainment Corp., 4.88%, due 7/31/24	4,067	(g)
		14,593
Real Estate Investment Trusts 0.8%
10,300	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	10,441
7,210	Starwood Property Trust, Inc., 3.63%, due 2/1/21	7,048	(g)
		17,489
Restaurants 1.1%
	1011778 BC ULC/New Red Finance, Inc.
4,986	4.63%, due 1/15/22	4,974	(g)
6,460	4.25%, due 5/15/24	6,145	(g)
4,715	5.00%, due 10/15/25	4,520	(g)
7,250	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	7,150	(g)
		22,789
Software - Services 3.2%
	CDK Global, Inc.
2,090	3.80%, due 10/15/19	2,093
2,005	5.00%, due 10/15/24	2,045
2,530	5.88%, due 6/15/26	2,593
2,350	4.88%, due 6/1/27	2,300
	First Data Corp.
5,265	7.00%, due 12/1/23	5,508	(g)
7,835	5.00%, due 1/15/24	7,904	(g)
5,940	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	5,999	(g)(h)
6,385	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	6,465	(g)
	Nuance Communications, Inc.
4,784	5.38%, due 8/15/20	4,766	(g)
9,980	6.00%, due 7/1/24	10,155
8,135	Open Text Corp., 5.88%, due 6/1/26	8,338	(g)
11,465	Rackspace Hosting, Inc., 8.63%, due 11/15/24	11,580	(g)
		69,746
Specialty Retail 0.7%
1,995	Hanesbrands, Inc., 4.88%, due 5/15/26	1,928	(g)
2,915	Liberty Media Corp., 8.50%, due 7/15/29	3,119
7,615	Penske Automotive Group, Inc., 3.75%, due 8/15/20	7,520
2,820	QVC, Inc., 5.45%, due 8/15/34	2,526
		15,093
Steel Producers - Products 0.4%
4,976	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	5,175	(g)
3,540	Steel Dynamics, Inc., 5.50%, due 10/1/24	3,615
		8,790
Support - Services 4.5%
6,080	ADT Corp., 4.88%, due 7/15/32	4,803	(g)
13,030	Anna Merger Sub, Inc., 7.75%, due 10/1/22	6,417	(g)
	Aramark Services, Inc.
5,700	5.13%, due 1/15/24	5,750
2,110	5.00%, due 2/1/28	2,036	(g)
3,285	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/25	3,022	(g)
	Hertz Corp.
3,235	5.88%, due 10/15/20	3,198
1,435	7.63%, due 6/1/22	1,406	(g)
16,225	5.50%, due 10/15/24	12,777	(g)
10,978	IHS Markit Ltd., 5.00%, due 11/1/22	11,271	(g)
985	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	937	(g)
	Iron Mountain, Inc.
8,380	6.00%, due 8/15/23	8,569
9,569	5.75%, due 8/15/24	9,485
3,330	5.25%, due 3/15/28	3,080	(g)
10,770	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	9,370	(g)
9,510	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	10,176	(g)
	United Rentals N.A., Inc.
545	4.63%, due 7/15/23	547
4,680	5.75%, due 11/15/24	4,785
		97,629
Technology Hardware & Equipment 1.5%
	CDW LLC/CDW Finance Corp.
6,230	5.00%, due 9/1/23	6,292
1,935	5.00%, due 9/1/25	1,915
5,250	CommScope Technologies LLC, 6.00%, due 6/15/25	5,407	(g)
2,710	CommScope, Inc., 5.00%, due 6/15/21	2,723	(g)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8,260	5.88%, due 6/15/21	8,456	(g)
2,540	6.02%, due 6/15/26	2,682	(g)
3,860	Project Homestake Merger Corp., 8.88%, due 3/1/23	3,614	(g)
		31,089
Telecom - Satellite 0.8%
4,644	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	4,737
10,655	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	9,816
3,627	Intelsat Luxembourg SA, 8.13%, due 6/1/23	3,110
		17,663
Telecom - Wireless 2.9%
	Sprint Corp.
6,305	7.88%, due 9/15/23	6,723
15,985	7.13%, due 6/15/24	16,425
5,385	7.63%, due 3/1/26	5,572
4,310	Sprint Nextel Corp., 9.00%, due 11/15/18	4,383	(g)
	T-Mobile USA, Inc.
10,805	6.00%, due 3/1/23	11,129
2,760	6.00%, due 4/15/24	2,857
2,320	6.50%, due 1/15/26	2,433
3,510	4.50%, due 2/1/26	3,299
9,490	Wind Tre SpA, 5.00%, due 1/20/26	8,523	(g)
		61,344
Telecom - Wireline Integrated & Services 4.7%
14,837	Citizens Communications Co., 9.00%, due 8/15/31	9,588
17,570	Embarq Corp., 8.00%, due 6/1/36	16,516
4,200	Equinix, Inc., 5.88%, due 1/15/26	4,342
	Frontier Communications Corp.
2,600	8.13%, due 10/1/18	2,600
2,445	7.13%, due 1/15/23	1,770
2,895	7.63%, due 4/15/24	1,954
29,485	11.00%, due 9/15/25	23,883
	Level 3 Financing, Inc.
3,220	5.38%, due 8/15/22	3,228
5,910	5.13%, due 5/1/23	5,844
2,450	5.38%, due 1/15/24	2,425
3,390	Telecom Italia Capital SA, 6.00%, due 9/30/34	3,349
8,354	U.S. West Communications Group, 6.88%, due 9/15/33	7,921
	Zayo Group LLC/Zayo Capital, Inc.
3,710	6.00%, due 4/1/23	3,793
3,630	6.38%, due 5/15/25	3,757
9,235	5.75%, due 1/15/27	9,143	(g)
		100,113
Theaters & Entertainment 0.8%
	AMC Entertainment Holdings, Inc.
6,637	5.75%, due 6/15/25	6,546
5,415	6.13%, due 5/15/27	5,252
4,365	Live Nation Entertainment, Inc., 4.88%, due 11/1/24	4,305	(g)
		16,103

	Total Corporate Bonds (Cost $1,962,630)	1,976,605

Convertible Bonds 0.3%

Energy - Exploration & Production 0.3%
5,505	Chesapeake Energy Corp., 5.50%, due 9/15/26 (Cost $5,347)	5,474

Asset-Backed Securities 0.8%
1,100	Annisa CLO Ltd., Ser. 2016-2A, Class ER, (3 month USD LIBOR + 6.00%), 8.35%, due 7/20/31	1,093	(a)(g)
1,250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.44%, due 10/15/30	1,267	(a)(g)
1,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 8.81%, due 10/20/29	1,013	(a)(g)
2,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 8.75%, due 10/15/30	2,024	(a)(g)
1,150	BlueMountain CLO XXII Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.95%), 8.29%, due 7/30/30	1,150	(a)(f)(g)(j)
250	Canyon Capital CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.75%), 7.79%, due 7/15/31	243	(a)(g)
1,000	Carbone CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 5.90%), 8.25%, due 1/20/31	991	(a)(g)
1,000	Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.20%), 8.54%, due 10/15/30	1,015	(a)(g)
1,600	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.54%, due 10/19/29	1,624	(a)(g)
600	Eaton Vance CLO Ltd., Ser. 2015-1A, Class ER, (3 month USD LIBOR + 5.60%), 7.95%, due 1/20/30	597	(a)(g)
250	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3 month USD LIBOR + 6.00%), 8.34%, due 7/15/31	248	(a)(g)
1,000	HPS Investment Partners, Ser. 2013-2A, Class DR, (3 month USD LIBOR + 6.60%), 8.95%, due 10/20/29	1,015	(a)(g)
850	KKR CLO 14 Ltd., Ser. 2014, Class ER, (3 month USD LIBOR + 6.15%), due 7/15/31	850	(a)(d)(f)(g)(j)(k)
900	Magnetite CLO Ltd., Ser. 2014-8A, Class ER2, (3 month USD LIBOR + 5.65%), 7.99%, due 4/15/31	895	(a)(g)
1,000	Milos CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.30%), 8.65%, due 10/20/30	1,011	(a)(g)
1,200	OCP CLO Ltd., Ser. 2017-14A, Class D, (3 month USD LIBOR + 5.80%), 8.13%, due 11/20/30	1,200	(a)(g)
825	Octagon Investment Partners 27 Ltd., Ser. 2016-1A, Class ER, (3 month USD LIBOR + 5.95%), 8.29%, due 7/15/30	825	(a)(f)(g)(j)
450	Palmer Square CLO Ltd., Ser. 2014-1A, Class DR2, (3 month USD LIBOR + 5.70%), 8.04%, due 1/17/31	445	(a)(g)
1,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.87%), 8.16%, due 4/16/31	989	(a)(g)

	Total Asset-Backed Securities (Cost $18,244)	18,495

NUMBER OF SHARES

Short-Term Investments 1.5%

Investment Companies 1.5%
32,323,905	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(l) (Cost $32,324)	32,324	(m)

	Total Investments 99.2% (Cost $2,120,657)	2,135,629

	Other Assets Less Liabilities 0.8%	16,932

	Net Assets 100.0%	$2,152,561

(a)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR = London Interbank Offered Rate

(b)
The stated interest rate represents the weighted average interest rate at July 31, 2018 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security had not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)	Illiquid security.
(f)	Value determined using significant unobservable inputs.
(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $843,383,000 or 39.2% of net assets of the Fund. Securities denoted with (g) but without (e) have been deemed by the investment manager to be liquid.

(h)	Payment-in-kind (PIK) security.
(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(j)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to approximately $2,825,000, which represents approximately 0.1% of net assets of the Fund.

(k)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $850,000, which represents 0.0% of net assets of the Fund.
(l)	Represents 7-day effective yield as of July 31, 2018.
(m)	All or a portion of this security is segregated in connection with obligations for when-issued and/or delayed delivery securities with a total value of approximately $32,324,000.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$—	$7,555	$7,555
Other Loan Assignments (a)	—	95,176	—	95,176
Total Loan Assignments	—	95,176	7,555	102,731
Corporate Bonds(a)	—	1,976,605	—	1,976,605
Convertible Bonds(a)	—	5,474	—	5,474
Asset-Backed Securities	—	15,670	2,825	18,495
Short-Term Investments	—	32,324	—	32,324
Total Investments	$—	$2,125,249	$10,380	$2,135,629

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
(000’s omitted)
Loan Assignments(c)
Health Care	$11,796	$—	$—	$—	$—	$—	$—	$(11,796)	$—	$—
Leisure Goods – Activities – Movies	3,104	0(e)	33	(48)	—	(3,089)	—	—	—	—
Lodging & Casinos	12,902	56	502	(981)	—	(4,924)	—	—	7,555	(981)
Corporate Bonds(d)
Chemicals	1	—	0(e)	(1)	—	(0)(e)	—	—	—	—
Asset-Backed(d)	—	—	—	—	2,825	—	—	—	2,825	—
Total	$27,803	$56	$535	$(1,030)	$2,825	$(8,013)	$—	$(11,796)	$10,380	$(981)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)
As of the period ended July 31, 2018, these securities were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

(e)	Amount less than one thousand.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $11,796,000 was transferred from Level 3 to Level 2. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology using a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 99.6%

Alabama 0.5%
$300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	$334
100	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 1.09%, due 11/1/35	100	(a)
		434
Alaska 0.3%
300	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 1.45%, due 12/1/33	300	(a)

American Samoa 0.1%
100	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	100

Arizona 5.6%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	515	(b)
800	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	812
1,230	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/25	1,391
500	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	506	(b)(c)
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	267	(b)
500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/46	524
600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	607
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	528	(b)
		5,150
California 10.3%
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	258	(b)
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	509
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	523	(b)
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	424	(b)
830	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/27	813
485	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	468	(b)(c)
500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/36	506	(b)
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	634	(b)
400	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	415	(b)
145	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	159
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	400
1,700	Deutsche Bank Spears/Lifers Trust Rev. (Floaters) (Deutsche Bank AG), Ser. 2017-7007, 1.44%, due 3/1/42	1,700	(a)(b)
1,200	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au. Multi-Family Hsg.) (Deutsche Bank AG),, Ser. 2017-DBE-7006, 1.44%, due 4/1/52	1,200	(a)(b)(d)
500	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2018-A-1, 5.00%, due 6/1/47	513
485	Los Alamitos Unified Sch. Dist. G.O. (Cabs Sch. Facs. Dist. # 1-2008 Election), Ser. 2013-E, 0.00%, due 8/1/43	413	(e)
500	Palomar Hlth. Ref. Rev., Ser. 2016, 5.00%, due 11/1/36	548
		9,483
Colorado 3.5%
471	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	469
1,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/27	1,140
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	499
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250	Ser. 2015-A, 5.00%, due 12/1/34	280
250	Ser. 2015-A, 5.00%, due 12/1/35	279
500	Ser. 2015-A, 5.00%, due 12/1/45	554
		3,221
Connecticut 1.2%
725	City of Bridgeport, Ser. 2017-A, 5.00%, due 11/1/28	802
290	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	294	(b)
		1,096
Florida 3.6%
400	Cap. Trust Agcy. Rev. (Tuscan Garden Palm Coast Proj.), Ser. 2017-A, 7.00%, due 10/1/49	384	(b)(c)
200	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/53	192	(b)
650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	612
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	465	(b)
350	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/46	320	(b)
405	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	409
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	414
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	533
		3,329
Georgia 0.6%
250	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	232	(b)(c)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	295	(b)(c)
		527
Hawaii 0.8%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250	Ser. 2015, 5.00%, due 1/1/35	254	(b)
500	Ser. 2015, 5.00%, due 1/1/45	503	(b)
		757
Illinois 9.7%
1,000	Chicago G.O., Ser. 2009-C, 5.00%, due 1/1/27	1,005	(d)
	Chicago O'Hare Int'l Arpt. Rev. Ref.
200	Ser. 2015-A, 5.00%, due 1/1/28	223
100	Ser. 2015-A, 5.00%, due 1/1/34	109
500	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/48	546
	Chicago Ref. G.O.
1,000	Ser. 2012-C, 5.00%, due 1/1/20	1,025
500	Ser. 2012-C, 5.00%, due 1/1/24	521
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	172
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	534
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	407	(b)
425	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/47	458
	Illinois St. G.O.
500	Ser. 2017-A, 5.00%, due 12/1/35	525
1,000	Ser. 2017-D, 5.00%, due 11/1/28	1,072
	Illinois St. G.O. Ref.
750	Ser. 2016, 5.00%, due 2/1/24	802
485	Ser. 2016, 5.00%, due 2/1/26	522
510	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/22	538
500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/47	504	(b)
		8,963
Indiana 0.9%
725	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	848

Iowa 1.0%
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	404
500	People's Mem. Hosp. Buchanan Co. Hosp. Rev., Ser. 2016, 1.50%, due 12/1/18	500
		904
Kansas 0.3%
300	Wichita City Sales Tax. Spec. Oblig. Rev. Ref. (Greenwich Star Bond), Ser. 2017-K-96, 4.20%, due 9/1/27	303

Kentucky 1.4%
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	410
435	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/37	440
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	479
		1,329
Louisiana 1.7%
400	Louisiana Local Govt. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/32	406	(b)
500	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/26	568
555	New Orleans Swr. Svc. Rev. (Swr. Rev.), Ser. 2015, 5.00%, due 6/1/40	616
		1,590
Maine 0.7%
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	460
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	213	(b)
		673
Maryland 1.2%
1,000	Maryland St. Econ. Dev. Corp. Packaging Facs. Rev. (Sr. Baltimore City Proj.), Ser. 2018-A, 5.00%, due 6/1/58	1,093

Michigan 3.9%
1,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/20	1,064
1,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/23	982
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
1,000	Warren Cons. Sch. Dist. Ref. G.O., Ser. 2016-A, 5.00%, due 5/1/27	1,140
		3,586
Minnesota 0.9%
500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/50	488
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	305
		793
Mississippi 0.5%
500	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2009-G, 1.45%, due 12/1/30	500	(a)

Missouri 1.1%
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255	Ser. 2015-A, 5.00%, due 8/15/30	267
390	Ser. 2015-A, 5.00%, due 8/15/35	404
355	Ser. 2015-A, 5.13%, due 8/15/45	370
		1,041
Nevada 0.6%
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	518	(b)

New Jersey 8.2%
	Atlantic City G.O. Ref.
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/26	227
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/32	225
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/42	220
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	202	(b)
	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction)
625	Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	667
500	Ser. 2014-PP, 5.00%, due 6/15/19	513
750	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/47	793
250	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/25	282
750	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/27	857
1,265	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/26	1,411
720	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	751
	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes)
600	Ser. 2016-A-1, 5.00%, due 6/15/19	617
750	Ser. 2016-A-2, 5.00%, due 6/15/21 Pre-Refunded 8/24/18	750
		7,515
New Mexico 0.5%
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	499	(b)(c)

New York 5.5%
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	207
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	400
	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group)
250	Ser. 2018-A, 5.00%, due 8/1/33	284	(f)
300	Ser. 2018-A, 4.00%, due 8/1/37	302	(f)
900	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/22	985	(b)
500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	518
1,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-Laguardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/28	1,142
250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	250	(b)
500	Syracuse IDA Pilot Rev. Ref. (Carousel Ctr. Proj.), Ser. 2016-A, 5.00%, due 1/1/31	543
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	404	(b)
		5,035
North Carolina 0.7%
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	260
345	North Carolina Med. Care Commission Retirement Facs. Ref. Rev. (United Methodist Retirement Homes), Ser. 2016-A, 5.00%, due 10/1/35	379
		639
North Dakota 1.1%
1,020	Williston Sales Tax Rev., Ser. 2011-B, 2.75%, due 5/1/19	1,015

Ohio 5.0%
3,500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	3,528
1,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/48	1,029	(b)
		4,557
Oklahoma 0.9%
725	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/57	822

Oregon 0.5%
490	Western Generation Agcy. Rev. (Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/21	491

Pennsylvania 4.8%
	Commonwealth Fin. Au. Tobacco Master Settlement Payment Rev. (Tobacco Master Settlement Payment Bonds)
500	Ser. 2018, 5.00%, due 6/1/20	526
350	Ser. 2018, 5.00%, due 6/1/32	395
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250	Ser. 2015, 5.25%, due 7/1/35	270
150	Ser. 2015, 5.50%, due 7/1/45	162
150	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	157
	Luzerne Co. G. O. Ref.
750	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/29	855
200	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/27	230
750	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/38	826
400	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/53	413	(b)
500	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2017-B-1, 5.25%, due 6/1/47	556
		4,390
Rhode Island 2.6%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255	Ser. 2016-1-C, 2.75%, due 4/1/25	252
275	Ser. 2016-1-C, 2.85%, due 10/1/25	271
280	Ser. 2016-1-C, 2.95%, due 4/1/26	276
185	Ser. 2016-1-C, 3.00%, due 10/1/26	182
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665	Ser. 2013-A, 3.25%, due 12/1/22	675
675	Ser. 2017-A, 5.00%, due 12/1/24	754
		2,410
South Carolina 1.7%
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	516
500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/57	497
500	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/45	514	(b)
		1,527
Tennessee 0.7%
800	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/21	684	(b)

Texas 7.3%
750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	800
500	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/33	522
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	409
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	432
400	Mesquite Hlth. Fac. Dev. Corp. Ref. Rev. (Christian Care Centers, Inc. Proj.), Ser. 2016, 5.00%, due 2/15/35	415
750	Mission Econ. Dev. Corp. Rev. (Sr. Lien-Natgasoline Proj.), Ser. 2016-B, 5.75%, due 10/1/31	770	(b)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	240	(b)(c)(g)
750	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Rev. Ref. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	769
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	541
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	430
500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/40	542
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	817
		6,687
Utah 0.6%
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	516	(b)

Vermont 1.8%
500	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/36 Putable 4/3/28	504	(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
815	Ser. 2013-A, 3.90%, due 6/15/22	846
320	Ser. 2015-A, 4.13%, due 6/15/28	330
		1,680
Virgin Islands 0.2%
200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	182

Virginia 0.7%
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/35	390	(b)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	213	(b)
		603
Washington 1.1%
495	Kalispel Tribe of Indians Priority Dist. Rev., Ser. 2018-A, 5.25%, due 1/1/38	504
500	Washington St. Hsg. Fin. Commission Rev. Ref. (Bayview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/46	520	(b)
		1,024
West Virginia 0.9%
825	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc. Proj.), Ser. 2016, 2.88%, due 12/15/26	818

Wisconsin 4.4%
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	420	(b)
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	299	(b)
750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/30	787
1,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	1,126
250	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	182
405	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missouri Portfolio), Ser. 2015-A, 3.00%, due 12/1/21	404
450	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missouri Portfolio), Ser. 2015-A, 4.75%, due 12/1/35	470
400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	348	(c)(g)
		4,036
	Total Investments 99.6% (Cost $91,148)	91,668

	Other Assets Less Liabilities 0.4%	408

	Net Assets 100.0%	$92,076

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2018.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $21,783,000, which represents 23.7% of net assets of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $2,205,000.
(e)	Currently a zero coupon security; will convert to 6.04% on August 1, 2026.
(f)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $586,000, which represents 0.6% of net assets of the Fund.
(g)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$91,668	$—	$91,668
Total Investments	$—	$91,668	$—	$91,668

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund(a)
(Unaudited) July 31, 201

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 100.6%

Alabama 1.2%
$565	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/27	$659

Arkansas 1.9%
	Russellville City Wtr. & Swr. Rev.
315	Ser. 2018,(AGM Insured), 4.00%, due 7/1/28	337	(b)
660	Ser. 2018,(AGM Insured), 4.00%, due 7/1/30	701	(b)
		1,038
Florida 2.1%
1,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/26	1,184

Indiana 1.8%
850	Ball St. Univ. Rev. (Hsg. & Dining), Ser. 2018, 5.00%, due 7/1/35	986

Michigan 3.2%
500	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/28	571
290	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/28	289
785	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site), Ser. 2018, 5.00%, due 5/1/36	897
		1,757
Mississippi 2.4%
	West Rankin Utils. Au. Rev.
440	Ser. 2018,(AGM Insured), 5.00%, due 1/1/43	497
750	Ser. 2018,(AGM Insured), 5.00%, due 1/1/48	846
		1,343
New York 79.5%
200	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/22	208
250	Buffalo & Fort Erie Pub. Bridge Au. Rev., Ser. 2017, 5.00%, due 1/1/47	281
250	Buffalo, G.O., Ser. 2016-A, 5.00%, due 4/1/28	289
	Dutchess Co. Local Dev. Corp. Rev.
225	Ser. 2014-A, 5.00%, due 7/1/21	244
150	Ser. 2014-A, 5.00%, due 7/1/22	166
135	Ser. 2014-A, 4.00%, due 7/1/23	145
115	Ser. 2014-A, 5.00%, due 7/1/25	130
	Erie Co. IDA Sch. Fac. Ref. Rev. (City Sch. Dist. Buffalo Proj.)
680	Ser. 2015-A, 5.00%, due 5/1/27	793
600	Ser. 2016-A, 5.00%, due 5/1/29	703
1,000	Hempstead Town G.O., Ser. 2017, (AGM Insured), 4.00%, due 4/1/25	1,108
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
575	Ser. 2014, 5.00%, due 7/1/19	591
605	Ser. 2014, 5.00%, due 7/1/20	638
	Long Island Pwr. Au. Rev.
500	Ser. 2008-A, 6.00%, due 5/1/33 Pre-Refunded 5/1/19	517
250	Ser. 2017, 5.00%, due 9/1/33	289
1,000	Metropolitan Trans. Au. Dedicated Tax Fund Ref. Rev., Ser. 2016-A, 5.25%, due 11/15/27	1,204
	Metropolitan Trans. Au. Rev.
1,120	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	1,137
90	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	91
290	Ser. 2008-C, 6.50%, due 11/15/28	294
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
115	Ser. 2014-A, 5.00%, due 6/1/20	122
50	Ser. 2014-A, 5.00%, due 6/1/22	55
100	Ser. 2014-A, 5.00%, due 6/1/23	113
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	497
150	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	168
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	355
500	New York City G.O. Ref., Ser. 2017-C, 5.00%, due 8/1/31	589
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,011
600	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen.), Ser. 2010-DD-3A, (LOC: U.S. Bank), 1.44%, due 6/15/43	600	(c)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured-Fiscal)
355	Subser. 2016-A-1, 4.00%, due 5/1/30	386
750	Subser. 2016-A-1, 4.00%, due 5/1/31	807
1,100	Subser. 2016-A-1, 5.00%, due 5/1/33	1,266
505	New York G.O. Ref., Ser. 2017-A, 5.00%, due 8/1/26	598
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,202
150	New York St. Dorm. Au. Ref. Rev. (St. Personal Income Tax), Ser. 2016-D, 5.00%, due 2/15/27	177
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	811
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering)
500	Ser. 2012-1, 5.00%, due 7/1/20	532
1,150	Ser. 2012-1, 4.00%, due 7/1/22	1,233
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22 Pre-Refunded 5/1/21	218
300	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Bldg. Fin. Prog.), Ser. 2017-C, (AGM Insured), 5.00%, due 10/1/27	356
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.)
275	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	314
2,000	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,320
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (NYU Dorm. Facs.), Ser. 2015-B, 5.00%, due 7/1/26	580
1,050	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Univ. Facs.), Ser. 2017-A, 5.00%, due 7/1/30	1,227
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	509
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,504	(d)
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,245
1,450	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,617
	New York St. G.O.
1,415	Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	1,429
300	Ser. 2016-B-1, 5.00%, due 12/1/29	351
85	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	86
500	New York St. Hsg. Fin. Agcy. Rev. (Green Bond), (SONYMA Insured), Ser. 2018-F, 2.15%, due 5/1/21	500
	New York St. Urban Dev. Corp. Rev. Ref. (Personal Income Tax)
500	Ser. 2016-A, 5.00%, due 3/15/28	585
335	Ser. 2017-C-2, 5.00%, due 3/15/29	398
1,000	Ser. 2017-B, 5.00%, due 3/15/30	1,177	(d)
550	Niagara Falls Ref. G.O., Ser. 2016, 4.00%, due 5/15/19	557
610	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/21	659
	Orange Co. Funding Corp. Rev. (Mount St. Mary College)
735	Ser. 2012-B, 4.00%, due 7/1/23	778
695	Ser. 2012-B, 4.00%, due 7/1/24	731
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	371
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,652
170	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	195
500	Triborough Bridge & Tunnel Au. Rev., Ser. 2017-A, 5.00%, due 11/15/25	592
	Triborough Bridge & Tunnel Au. Rev. Ref.
1,500	Ser. 2013-A, 5.00%, due 11/15/27	1,695
500	Ser. 2017-B, 5.00%, due 11/15/30	590
320	Ser. 2016-A, 5.00%, due 11/15/46	361
950	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,086
		44,033
North Carolina 0.5%
300	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.), Ser. 2001-B, (LOC: Bank of Montreal), 1.45%, due 10/1/35	300	(c)

Ohio 1.4%
750	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2018-A, 2.25%, due 2/15/48 Putable 8/15/21	747

South Carolina 0.9%
500	Allendale Co. Sch. Dist. Energy Savings Spec. Oblig. Rev. Ref. (Impt.), Ser. 2014, 3.00%, due 12/1/20	508

Texas 3.8%
850	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/24	955
1,000	Socorro Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2018, 5.00%, due 8/15/43	1,136
		2,091
West Virginia 1.9%
500	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/52	554
	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.)
220	Ser. 2018-A, 1.88%, due 11/1/20	220
275	Ser. 2018-A, 2.65%, due 11/1/24	277
		1,051

	Total Investments 100.6% (Cost $55,420)	55,697

	Liabilities Less Other Assets (0.6)%	(343)

	Net Assets 100.0%	$55,354

(a)	Formerly New York Municipal Income Fund through June 15, 2018.
(b)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $1,038,000, which represents 1.9% of net assets of the Fund.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2018.

(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $2,681,000.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund(a)
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$55,697	$—	$55,697
Total Investments	$—	$55,697	$—	$55,697

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes 99.8%

Alabama 0.0%(a)
$100	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 1.09%, due 11/1/35	$100	(b)
Alaska 1.0%
2,000	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,280	(c)
100	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 1.45%, due 12/1/33	100	(b)
		2,380
Arizona 0.7%
500	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/48 Putable 10/18/24	577
950	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/24	1,064
		1,641
California 11.2%
725	California G.O. Ref., Ser. 2017, 5.00%, due 11/1/28	874
2,000	California Pub. Works Board Lease Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/26	2,394
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,046
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	280
1,665	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/32	1,966
4,800	Deutsche Bank Spears/Lifers Trust Rev. (Floaters), Ser. 2017-7007, (LOC: Deutsche Bank AG), 1.44%, due 3/1/42	4,800	(b)(d)
600	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au.), Ser. 2017-DBE-7006, (LOC: Deutsche Bank AG), 1.44%, due 4/1/52	600	(b)(d)
2,250	Eastern Muni. Wtr. Dist. Wtr. & Waste Wtr. Rev. Ref., Subser. 2016-A, 5.00%, due 7/1/37	2,604
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,300	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/27	1,532
500	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/32	577
1,500	Los Alamitos Unified Sch. Dist. G.O. (Cabs Sch. Facs. Dist. #1), Ser. 2013-E, 0.00%, due 8/1/43	1,279	(e)
560	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/30	617
1,000	San Diego Assoc. of Gov't South Bay Expressway Sr. Lien Toll Rev., Ser. 2017-A, 5.00%, due 7/1/42	1,147
	San Joaquin Co. Trans. Au. Rev. Ref.
825	Ser. 2017, 5.00%, due 3/1/31	986
2,705	Ser. 2017, 5.00%, due 3/1/37	3,172
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740	Ser. 2012-B, 0.00%, due 8/1/26	598
645	Ser. 2012-B, 0.00%, due 8/1/27	500
820	Santa Margarita Wtr. Dist. Spec. Sales Tax Ref. (Comm. Facs. Dist. #99-1 Talega), Ser. 2017-A, (BAM Insured), 5.00%, due 9/1/29	964
		26,936
Colorado 0.6%
945	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/25	1,083
300	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	324
		1,407
Connecticut 2.2%
3,000	Connecticut St. G.O., Ser. 2018-C, 4.00%, due 6/15/24	3,201
2,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/29 Putable 2/3/20	2,003
		5,204
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460	Ser. 2011-A, 5.00%, due 10/1/21	504
350	Ser. 2011-A, 5.00%, due 10/1/22	391
		895
Florida 8.4%
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	751
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,120
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,371
	JEA Elec. Sys. Rev.
340	Ser. 2013-A, 5.00%, due 10/1/29 Pre-Refunded 10/1/22	381
560	Ser. 2013-A, 5.00%, due 10/1/29	621
3,470	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D, 5.00%, due 7/1/26	4,109
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,114
3,000	Miami-Dade Co. Wtr. & Swr. Sys. Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/29	3,523
	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.)
1,155	Ser. 2010, 5.00%, due 5/1/22	1,215
1,480	Ser. 2010, 5.00%, due 5/1/23	1,557
2,040	Seminole Co. Sales Tax Rev. Ref., Ser. 2006-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 10/1/23	2,351
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,264
		20,377
Georgia 1.8%
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,819
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,165
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	500
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290	Ser. 2014, 5.00%, due 4/1/22	319
540	Ser. 2014, 5.00%, due 4/1/25	608
		4,411
Illinois 6.0%
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,509
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,102
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	556
	Illinois Fin. Au. Rev. (LOC Gov't Prog.-E Prairie Sch. Dist. # 73 Proj.)
1,065	Ser. 2018, (BAM Insured), 5.00%, due 12/1/29	1,219	(f)
1,000	Ser. 2018, (BAM Insured), 4.00%, due 12/1/42	1,014	(f)
	Illinois St. G.O.
1,500	Ser. 2017-A, 5.00%, due 12/1/35	1,576
250	Ser. 2017-D, 5.00%, due 11/1/26	269
3,000	Ser. 2017-D, 5.00%, due 11/1/28	3,215
125	Illinois St. G.O. Ref., Ser. 2010, 5.00%, due 1/1/20	129
1,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/28	1,155
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	517
500	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	539
	Springfield G.O.
950	Ser. 2014, 4.25%, due 12/1/27	1,010
665	Ser. 2014, 5.00%, due 12/1/28	734
		14,544
Indiana 2.5%
720	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	726
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21 Pre-Refunded 2/1/19	1,644
	Indiana St. Muni. Pwr. Agcy. Ref. Rev.
940	Ser. 2010-B, 5.00%, due 1/1/22	1,008
500	Ser. 2016-C, 5.00%, due 1/1/27	584
2,100	Lafayette Sch. Corp. G.O., Ser. 2016, 4.00%, due 1/15/19	2,124
		6,086
Iowa 0.3%
640	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/26	620

Kentucky 1.5%
2,000	Carroll Co. PCR Rev. ref. (KY Utils. Co. Proj.), Ser. 2016-A, 1.05%, due 9/1/42 Putable 9/1/19	1,977
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,574
		3,551
Louisiana 0.2%
145	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	154
200	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	225
		379
Maryland 6.7%
2,645	Anne Arundel Co. G.O., Ser. 2018, 5.00%, due 10/1/23	3,028	(c)
4,000	Charles Co. G.O. Ref. (Consol Pub. Imp.), Ser. 2017, 5.00%, due 10/1/23	4,588
2,500	Maryland St. Dept. of Trans. Ref. Rev. Ref., Ser. 2016, 4.00%, due 9/1/25	2,770
3,000	Maryland St. G.O. Ref., Ser. 2017-C, 5.00%, due 8/1/23	3,426
2,000	Montgomery Co. G.O., Ser. 2014-A, 5.00%, due 11/1/24	2,331
		16,143
Massachusetts 1.0%
600	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	615
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	328
500	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/53	550
675	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2016-B, 5.00%, due 11/15/26	807
		2,300
Michigan 0.7%
1,830	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/25	1,789

Minnesota 1.5%
550	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	640
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,222
1,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/43	1,021
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	769
		3,652
Mississippi 2.7%
	Mississippi Dev. Bank Spec. Oblig.
530	Ser. 2010-D, 5.00%, due 8/1/22 Pre-Refunded 8/1/20	565
515	Ser. 2010-D, 5.00%, due 8/1/22	545
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,450
1,300	Mississippi St. Bus. Fin. Commission Gulf Opportunity Zone Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2010-F, 0.88%, due 12/1/30	1,300	(b)
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,541
1,000	West Rankin Utils. Au. Rev., Ser. 2018, (AGM Insured), 5.00%, due 1/1/43	1,130
		6,531
Missouri 1.8%
2,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/36 Putable 6/1/23	2,222
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
920	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/34	940
1,075	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/39	1,103
		4,265
Nevada 0.3%
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	788

New Jersey 3.4%
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	154
1,000	New Jersey Econ. Dev. Au. Rev., Ser. 2017-DDD, 5.00%, due 6/15/42	1,058
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,012
500	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	529
1,130	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/29	1,298
1,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/26	1,116
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,044
1,000	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-1, 5.00%, due 6/15/19	1,028
	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.)
360	Ser. 2013, 3.00%, due 6/15/20	369
370	Ser. 2013, 3.00%, due 6/15/21	382
295	Ser. 2013, 4.00%, due 6/15/23	321
		8,311
New York 9.2%
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	438
650	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	682
1,140	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/29	1,303
	Long Beach, G.O.
485	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	517
500	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	541
520	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	568
1,000	Long Island Pwr. Au. Elec. Sys. Gen. Rev, Ser. 2017, 5.00%, due 9/1/29	1,172
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,029
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	1,850
1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,181
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
1,950	Subser. 2016-A-1, 4.00%, due 5/1/31	2,099
3,200	Subser. 2017-F-1, 5.00%, due 5/1/30	3,760
800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	917
125	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	146
1,170	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Bldg. Fin. Prog.), Ser. 2017-B, 4.00%, due 10/1/21	1,248
900	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,010
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19 Pre-Refunded 12/15/18	760
775	Niagara Falls G.O. Ref., Ser. 2016, 4.00%, due 5/15/19	785
1,000	Oneida Co. G.O., Ser. 2016, (BAM Insured), 2.00%, due 5/15/19	1,004
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,144
		22,154
North Carolina 0.5%
600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	637
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	667
		1,304
Ohio 3.4%
	Ohio St. G.O.
4,000	Ser. 2018-A, 5.00%, due 2/1/24	4,597
1,000	Ser. 2018-A, 5.00%, due 6/15/24	1,157
2,150	Ohio St. Wtr. Dev. Au. Wtr. Poll. Ctrl. Rev., Ser. 2017-A, 5.00%, due 12/1/31	2,531
		8,285
Oklahoma 1.3%
1,000	Cleveland Co. Ed. Facs. Au. Lease Rev. (Moore Pub. Sch. Proj.), Ser. 2016, 5.00%, due 6/1/19	1,027
675	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/31	775
1,350	Tulsa Co. Independent Sch. Dist. No. 9 Union Board of Ed. G.O., Ser. 2016, 1.50%, due 4/1/19	1,351
		3,153
Oregon 0.7%
1,430	Portland Comm. College Dist. G.O., Ser. 2013, 5.00%, due 6/15/23	1,628

Pennsylvania 9.4%
	Berks Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Tower Hlth. Proj.)
2,000	Ser. 2017, 5.00%, due 11/1/28	2,284
1,000	Ser. 2017, 5.00%, due 11/1/29	1,136
1,500	Commonwealth Fin. Au. Tobacco Master Settlement Payment Rev. (Tobacco Master Settlement Payment Bonds), Ser. 2018, (AGM Insured), 4.00%, due 6/1/39	1,531
725	Deutsche Bank Spears/Lifers Trust Rev. (Chester Co. Ind. Dev. Au. Std. Hsg.), Ser. 2018-DBE-7010, (LOC: Deutsche Bank AG), 1.24%, due 2/1/43	725	(b)(d)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940	Ser. 2017, 5.00%, due 11/1/28	1,081
600	Ser. 2017, 5.00%, due 11/1/29	687
500	Ser. 2017, 5.00%, due 11/1/30	570
	Luzerne Co. G. O. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/25	570
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/26	572
400	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/27	460
300	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/25	342
170	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/26	195
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
550	Ser. 2017, (AGM Insured), 5.00%, due 12/15/25	612
525	Ser. 2017, (AGM Insured), 5.00%, due 12/15/26	580
750	Ser. 2017, (AGM Insured), 5.00%, due 12/15/27	825
1,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/29	1,122
225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/26	259
2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/27	2,336
1,405	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	1,405
3,950	Philadelphia Wtr. & Wastewater Rev., Ser. 2017-A, 5.00%, due 10/1/47	4,435
750	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/28	887
		22,614
Rhode Island 2.7%
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	539
	Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - Rhode Island Arpt. Corp. Int'l Fac. Proj.)
2,170	Ser. 2018, 5.00%, due 7/1/28	2,494
645	Ser. 2018, (BAM-TCRS Insured), 5.00%, due 7/1/34	728
	Rhode Island St. Hlth. & Ed. Bldg. Corp. Pub. Sch. Rev. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/24	564
400	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/25	456
625	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	689
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	878
200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	200
		6,548
South Carolina 1.3%
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	878
2,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/28	2,207
		3,085
Tennessee 0.3%
700	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/32	764

Texas 8.1%
1,500	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/42	1,532
1,650	Bexar Co. G.O. (Cert. Oblig.), Ser. 2013-B, 5.00%, due 6/15/22	1,836
2,700	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/23	3,079
400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	405
800	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	936
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,452
1,250	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,394
500	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	578
	Midlothian Ref. G.O.
1,400	Ser. 2016, 2.00%, due 8/15/18	1,400
1,430	Ser. 2016, 2.00%, due 8/15/19	1,433
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	165
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	208
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	210
125	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	132
220	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	234
1,900	North Tollway Au. First Tier Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/43	2,149
900	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	954
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	245
1,250	Texas Wtr. Dev. Board Rev., Ser. 2017-A, 4.00%, due 10/15/32	1,336
		19,678
Utah 0.7%
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	495
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,142
		1,637
Vermont 0.3%
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	711

Virginia 1.7%
2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/27	2,363
1,700	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29 Pre-Refunded 5/15/21	1,802
		4,165
Washington 2.7%
	Kent Ref. G.O.
900	Ser. 2016, 4.00%, due 12/1/29	979
1,000	Ser. 2016, 4.00%, due 12/1/30	1,080
	North Thurston Pub. Sch. G.O.
215	Ser. 2016, 4.00%, due 12/1/28	235
250	Ser. 2016, 4.00%, due 12/1/29	272
375	Ser. 2016, 4.00%, due 12/1/30	404
1,230	Seattle Ref. G.O., Ser. 2016-A, 4.00%, due 4/1/29	1,354
320	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/26	376
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800	Ser. 2016, 4.00%, due 12/1/29	869
975	Ser. 2016, 4.00%, due 12/1/30	1,050
		6,619
West Virginia 0.5%
1,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/52	1,108

Wisconsin 2.1%
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	529
1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	1,020
3,000	Wisconsin St. Trans. Rev. Ref., Ser. 2017-1, 5.00%, due 7/1/28	3,582
		5,131
	Total Investments 99.8% (Cost $240,794)	240,894

	Other Assets Less Liabilities 0.2%	553

	Net Assets 100.0%	$241,447

(a)	Represents less than 0.05% of net assets.
(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2018.

(c)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $5,308,000.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $6,125,000, which represents 2.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	Currently a zero coupon security; will convert to 6.04% on August 1, 2026.
(f)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $2,233,000, which represents 0.9% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$240,894	$—	$240,894
Total Investments	$—	$240,894	$—	$240,894

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 2.3%
	U.S. Treasury Notes
$315	0.88%, due 5/15/19	$311
1,570	1.38%, due 2/15/20 – 4/30/21	1,533

	Total U.S. Treasury Obligations (Cost $1,853)	1,844

Mortgage-Backed Securities 26.2%

Collateralized Mortgage Obligations 0.1%
69	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1 month USD LIBOR + 1.13%), 3.22%, due 6/19/34	68	(a)

Commercial Mortgage-Backed 23.4%
783	Banc of America Commercial Mortgage Trust, Ser. 2017-BNK3, Class A1, 1.96%, due 2/15/50	765
558	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	547
	CD Mortgage Trust
648	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/49	631
383	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	376
1,979	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	1,932
	Citigroup Commercial Mortgage Trust
639	Ser. 2016-C2, Class A1, 1.50%, due 8/10/49	623
1,098	Ser. 2018-C5, Class A1, 3.13%, due 6/10/51	1,095
	Commercial Mortgage Pass-Through Certificates
254	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	253
39	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	39
144	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	143
111	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	111
242	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	239
517	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	511
237	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	236
895	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/50	877
580	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	566
208	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	206
1,561	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	1,531	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
470	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	461
803	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	786
437	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	426
1,959	UBS Commercial Mortgage Trust, Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	1,912
	Wells Fargo Commercial Mortgage Trust
218	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	215
925	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	903
896	Ser. 2017-C39, Class A1, 1.98%, due 9/15/50	873
1,700	Ser. 2018-C45, Class A1, 3.13%, due 6/15/51	1,694
612	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	603
711	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	701
		19,255

Fannie Mae 1.5%
	Pass-Through Certificates
261	3.50%, due 10/1/25	263
564	3.00%, due 9/1/27	561
353	4.50%, due 4/1/39 – 5/1/44	369
		1,193
Freddie Mac 1.2%

	Pass-Through Certificates
299	3.50%, due 5/1/26	301
423	3.00%, due 1/1/27	421
243	4.50%, due 11/1/39	255
		977

	Total Mortgage-Backed Securities (Cost $21,933)	21,493

Corporate Bonds 53.9%

Aerospace & Defense 0.8%
650	General Dynamics Corp., (3 month USD LIBOR + 0.38%), 2.74%, due 5/11/21	654	(a)

Agriculture 1.8%
1,515	BAT Capital Corp., 2.30%, due 8/14/20	1,486	(b)

Auto Manufacturers 2.9%
390	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	385	(b)
1,200	Ford Motor Credit Co. LLC, 2.02%, due 5/3/19	1,192
810	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 2.83%, due 5/21/20	812	(a)(b)
		2,389
Banks 21.1%
1,675	Bank of America Corp., 5.63%, due 7/1/20	1,750
1,380	Capital One Financial Corp., 2.50%, due 5/12/20	1,362
2,025	Citigroup, Inc., 2.45%, due 1/10/20	2,005
2,100	Goldman Sachs Group, Inc., 2.60%, due 4/23/20	2,079
850	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 2.93%, due 5/18/21	853	(a)
2,165	JPMorgan Chase & Co., 2.25%, due 1/23/20	2,140
2,000	Morgan Stanley, 5.75%, due 1/25/21	2,108
1,235	Santander UK PLC, 2.50%, due 1/5/21	1,206
795	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/20	787
1,270	Toronto-Dominion Bank, 3.25%, due 6/11/21	1,269
900	Wells Fargo & Co., 2.50%, due 3/4/21	881
915	Westpac Banking Corp., 2.15%, due 3/6/20	901
		17,341
Beverages 2.8%
1,275	Anheuser-Busch InBev Finance, Inc., 2.65%, due 2/1/21	1,260
1,000	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.57%, due 5/18/20	1,001	(a)
		2,261
Commercial Services 1.7%
1,335	ERAC USA Finance LLC, 5.25%, due 10/1/20	1,383	(b)

Diversified Financial Services 2.6%
675	AIG Global Funding, 2.15%, due 7/2/20	660	(b)
1,525	American Express Co., 2.20%, due 10/30/20	1,491
		2,151
Electric 2.8%
1,060	Pennsylvania Electric Co., 5.20%, due 4/1/20	1,083
	Sempra Energy
810	(3 month USD LIBOR + 0.25%), 2.59%, due 7/15/19	810	(a)
390	2.40%, due 2/1/20	386
		2,279
Household Products - Wares 1.2%
990	Reckitt Benckiser Treasury Services PLC, 2.13%, due 9/21/18	990	(b)

Media 1.7%
800	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, due 7/23/20	801
585	Discovery Communications LLC, 2.20%, due 9/20/19	579
		1,380
Oil & Gas 1.9%
835	BP AMI Leasing, Inc., 5.52%, due 5/8/19	851	(b)
735	Total Capital Int'l SA, (3 month USD LIBOR + 0.57%), 2.92%, due 8/10/18	735	(a)
		1,586
Pharmaceuticals 5.8%
1,235	AbbVie, Inc., 2.50%, due 5/14/20	1,221
805	Bayer US Finance II LLC, 3.50%, due 6/25/21	807	(b)
900	CVS Health Corp., 2.80%, due 7/20/20	892
1,000	GlaxoSmithKline Capital PLC, (3 month USD LIBOR + 0.35%), 2.69%, due 5/14/21	1,005	(a)
209	Mylan NV, 2.50%, due 6/7/19	208
640	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	631
		4,764
Pipelines 1.4%
1,180	Enterprise Products Operating LLC, 2.80%, due 2/15/21	1,167

Retail 1.1%
925	Walmart, Inc., (3 month USD LIBOR + 0.23%), 2.57%, due 6/23/21	929	(a)

Telecommunications 4.3%
1,715	AT&T, Inc., 2.80%, due 2/17/21	1,690
571	Cisco Systems, Inc., (3 month USD LIBOR + 0.50%), 2.80%, due 3/1/19	573	(a)
1,210	Verizon Communications, Inc., 4.60%, due 4/1/21	1,250
		3,513

	Total Corporate Bonds (Cost $44,695)	44,273

Asset-Backed Securities 11.6%
565	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/22	560
1,570	American Express Credit Account Master Trust, Ser. 2018-1, Class A, 2.67%, due 10/17/22	1,563
369	Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Class A2A, 1.77%, due 12/19/19	368	(b)
	Capital One Multi-Asset Execution Trust
1,200	Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	1,186
1,030	Ser. 2014-A4, Class A4, (1 month USD LIBOR + 0.36%), 2.43%, due 6/15/22	1,033	(a)
	Chase Issuance Trust
1,000	Ser. 2013-A7, Class A, (1 month USD LIBOR + 0.43%), 2.50%, due 9/15/20	1,000	(a)
1,050	Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	1,036
1,050	GM Financial Consumer Automobile Receivables Trust, Ser. 2017-3A, Class A2A, 1.71%, due 9/16/20	1,046	(b)
530	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/21	525
565	Toyota Auto Receivables Owner Trust, Ser. 2018-A, Class A3, 2.35%, due 5/16/22	558
675	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	671	(b)

	Total Asset-Backed Securities (Cost $9,610)	9,546

NUMBER OF SHARES

Short-Term Investments 5.2%

Investment Companies 5.2%
4,299,350	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(c) (Cost $4,299)	4,299	(d)

	Total Investments 99.2% (Cost $82,390)	81,455

	Other Assets Less Liabilities 0.8%	653	(e)

	Net Assets 100.0%	$82,108

(a)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR—London Interbank Offered Rate

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $10,990,000, which represents 13.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of July 31, 2018.
(d)	All or a portion of this security is segregated in connection with obligations for futures with a total value of approximately $4,299,000.
(e)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	70	U.S. Treasury Note, 2 Year	$14,796,250	$(55,516)
Total Futures			$14,796,250	$(55,516)

At July 31, 2018, the Fund had $111,454 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$1,844	$—	$1,844
Mortgage-Backed Securities(a)	—	21,493	—	21,493
Corporate Bonds(a)	—	44,273	—	44,273
Asset-Backed Securities	—	9,546	—	9,546
Short-Term Investments	—	4,299	—	4,299
Total Investments	$—	$81,455	$—	$81,455

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

 As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(56)	$—	$—	$(56)
Total	$(56)	$—	$—	$(56)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 3.3%

Building & Development 0.1%
$71	Realogy Corporation, Term Loan B, (1 month USD LIBOR + 2.25%), 4.32%, due 2/8/25	$70

Business Equipment & Services 0.5%
216	Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 11/8/23	216
204	West, Term Loan, (1 month USD LIBOR + 4.00%), 6.08%, due 10/10/24	204
		420
Cable & Satellite Television 0.3%
235	Altice France S.A., Term Loan B13, (USD LIBOR + 4.00%), due 7/13/26	230	(b)(c)

Containers & Glass Products 0.2%
80	Berlin Packaging LLC, First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.12%, due 11/7/25	80	(d)
124	SIG Combibloc Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 3/13/22	125
		205
Drugs 0.1%
40	Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.09%, due 6/1/25	40

Electronics - Electrical 0.3%
187	Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.36%, due 11/3/23	186
22	SS&C Technologies Holdings Europe S.A.R.L., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	22
58	SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	59
		267
Health Care 0.3%
241	Team Health, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/6/24	234

Lodging & Casinos 0.8%
197	Cowlitz Tribal Gaming, Term Loan, (1 month USD LIBOR + 10.50%), 12.58%, due 12/6/21	209	(e)(f)
281	Station Casinos, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 6/8/23	282
127	Twin Rivers Casino, Term Loan B, (3 month USD LIBOR + 3.50%), 5.83%, due 7/10/20	128
		619
Publishing 0.1%
72	Harland Clarke Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/23	69

Radio & Television 0.2%
215	Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.83%, due 3/15/24	209

Retailers (except food & drug) 0.2%
188	Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.08%, due 9/25/24	190

Telecommunications 0.1%
65	Syniverse Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.08%, due 3/9/23	65

Utilities 0.1%
54	Texas Competitive, Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 12/14/23	54

	Total Loan Assignments (Cost $2,678)	2,672

Corporate Bonds 92.4%

Advertising 3.4%
420	Lamar Media Corp., 5.00%, due 5/1/23	425
495	MDC Partners, Inc., 6.50%, due 5/1/24	437	(g)
200	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	199	(g)
	Nielsen Finance LLC/Nielsen Finance Co.
720	4.50%, due 10/1/20	717
775	5.00%, due 4/15/22	753	(g)
200	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, due 2/15/24	202
		2,733
Auto Parts & Equipment 0.5%
170	American Axle & Manufacturing, Inc., 7.75%, due 11/15/19	179
200	IHO Verwaltungs GmbH, 4.13% CASH / 4.88% PIK, 4.13%, due 9/15/21	197	(g)(h)
		376
Banking 1.2%
	Ally Financial, Inc.
65	3.25%, due 11/5/18	65
60	8.00%, due 3/15/20	64
295	7.50%, due 9/15/20	317
160	4.25%, due 4/15/21	160
145	4.13%, due 2/13/22	143
	CIT Group, Inc.
68	3.88%, due 2/19/19	68
110	5.38%, due 5/15/20	113
45	4.13%, due 3/9/21	45
		975
Building & Construction 2.8%
	Lennar Corp.
410	4.50%, due 11/15/19	415
450	4.75%, due 4/1/21	454
140	4.13%, due 1/15/22	139
50	5.38%, due 10/1/22	51
195	Meritage Homes Corp., 7.15%, due 4/15/20	204
75	PulteGroup, Inc., 4.25%, due 3/1/21	75
425	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 4/15/21	424	(g)
330	Toll Brothers Finance Corp., 5.88%, due 2/15/22	344
130	TRI Pointe Group, Inc., 4.88%, due 7/1/21	130
		2,236
Building Materials 0.4%
130	Beacon Roofing Supply, Inc., 6.38%, due 10/1/23	135
80	HD Supply, Inc., 5.75%, due 4/15/24	84	(g)(i)
65	Masonite Int'l Corp., 5.63%, due 3/15/23	66	(g)
		285
Cable & Satellite Television 8.3%
380	Altice Luxembourg SA, 7.75%, due 5/15/22	378	(g)
540	Altice US Finance I Corp., 5.38%, due 7/15/23	545	(g)
445	Cable One, Inc., 5.75%, due 6/15/22	454	(g)
	CCO Holdings LLC/CCO Holdings Capital Corp.
910	5.13%, due 2/15/23	905
190	4.00%, due 3/1/23	181	(g)
195	5.75%, due 1/15/24	197
220	5.88%, due 4/1/24	224	(g)
330	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	329	(g)
	CSC Holdings LLC
675	6.75%, due 11/15/21	704
510	10.13%, due 1/15/23	561	(g)
	DISH DBS Corp.
160	7.88%, due 9/1/19	166
55	5.13%, due 5/1/20	55
410	6.75%, due 6/1/21	413
290	5.88%, due 7/15/22	271
100	5.00%, due 3/15/23	86
	Numericable-SFR SA
475	6.00%, due 5/15/22	490	(g)
470	6.25%, due 5/15/24	467	(g)
200	Virgin Media Finance PLC, 6.38%, due 4/15/23	205	(g)
		6,631
Chemicals 2.4%
115	Ashland LLC, 4.75%, due 8/15/22	116
	Huntsman Int'l LLC
250	4.88%, due 11/15/20	254
105	5.13%, due 11/15/22	108
	NOVA Chemicals Corp.
640	5.25%, due 8/1/23	639	(g)
170	4.88%, due 6/1/24	164	(g)
170	PQ Corp., 6.75%, due 11/15/22	179	(g)
425	WR Grace & Co-Conn, 5.13%, due 10/1/21	432	(g)
		1,892
Consumer - Commercial Lease Financing 6.6%
65	Aircastle Ltd., 5.50%, due 2/15/22	68
	Navient Corp.
95	5.50%, due 1/15/19	96
195	4.88%, due 6/17/19	197
775	6.50%, due 6/15/22	790
	Park Aerospace Holdings Ltd.
235	3.63%, due 3/15/21	228	(g)
760	5.25%, due 8/15/22	760	(g)
145	4.50%, due 3/15/23	138	(g)
450	5.50%, due 2/15/24	444	(g)
760	SLM Corp., 7.25%, due 1/25/22	795
	Springleaf Finance Corp.
1,395	7.75%, due 10/1/21	1,507
165	6.13%, due 5/15/22	169
95	5.63%, due 3/15/23	95
		5,287
Diversified Capital Goods 0.2%
145	Anixter, Inc., 5.13%, due 10/1/21	149

Electric - Generation 3.9%
	Calpine Corp.
675	6.00%, due 1/15/22	687	(g)
190	5.38%, due 1/15/23	181
410	5.88%, due 1/15/24	412	(g)
	Dynegy, Inc.
280	7.38%, due 11/1/22	292
250	5.88%, due 6/1/23	257
85	7.63%, due 11/1/24	91
	NRG Energy, Inc.
725	6.25%, due 7/15/22	748
425	6.25%, due 5/1/24	437
		3,105
Electric - Integrated 0.5%
55	IPALCO Enterprises, Inc., 3.45%, due 7/15/20	55
110	PPL Energy Supply LLC, 4.60%, due 12/15/21	94
245	Talen Energy Supply LLC, 9.50%, due 7/15/22	235	(g)
		384
Electronics 0.3%
230	Amkor Technology, Inc., 6.38%, due 10/1/22	235

Energy - Exploration & Production 3.9%
	Antero Resources Corp.
515	5.38%, due 11/1/21	522
80	5.13%, due 12/1/22	80
480	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	530	(g)
	Chesapeake Energy Corp.
200	6.63%, due 8/15/20	208
100	6.88%, due 11/15/20	104
265	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, due 5/1/24	218	(g)
65	Laredo Petroleum, Inc., 5.63%, due 1/15/22	65
160	Newfield Exploration Co., 5.75%, due 1/30/22	167
75	Oasis Petroleum, Inc., 6.88%, due 1/15/23	76
525	Range Resources Corp., 5.75%, due 6/1/21	537
75	Sanchez Energy Corp., 7.75%, due 6/15/21	65
280	SM Energy Co., 6.13%, due 11/15/22	287
	Whiting Petroleum Corp.
135	5.75%, due 3/15/21	138
130	6.25%, due 4/1/23	135
		3,132
Environmental 0.4%
280	Advanced Disposal Services, Inc., 5.63%, due 11/15/24	276	(g)

Food & Drug Retailers 0.3%
230	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, due 6/15/24	220

Food - Wholesale 0.4%
110	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, due 1/15/24	116
225	Post Holdings, Inc., 5.50%, due 3/1/25	221	(g)
		337
Gaming 2.8%
250	Boyd Gaming Corp., 6.88%, due 5/15/23	263
375	GLP Capital L.P./GLP Financing II, Inc., 4.38%, due 4/15/21	381
	Int'l Game Technology PLC
250	5.63%, due 2/15/20	255	(g)
200	6.25%, due 2/15/22	207	(g)
122	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	126	(g)
	MGM Resorts Int'l
110	8.63%, due 2/1/19	112
370	6.63%, due 12/15/21	394
210	7.75%, due 3/15/22	230
210	VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	232
		2,200
Gas Distribution 6.0%
65	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	65
	DCP Midstream LLC
200	9.75%, due 3/15/19	208	(g)
190	5.35%, due 3/15/20	195	(g)
590	4.75%, due 9/30/21	597	(g)
110	DCP Midstream Operating L.P., 2.70%, due 4/1/19	109
515	Energy Transfer Equity L.P., 7.50%, due 10/15/20	550
	NuStar Logistics L.P.
250	6.75%, due 2/1/21	261
250	4.75%, due 2/1/22	245
	Rockies Express Pipeline LLC
280	6.00%, due 1/15/19	283	(g)
220	5.63%, due 4/15/20	226	(g)
215	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 7/15/22	212
290	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/22	287
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
630	5.25%, due 5/1/23	635
190	6.75%, due 3/15/24	200
	Williams Cos., Inc.
645	7.88%, due 9/1/21	716
20	3.70%, due 1/15/23	20
		4,809
Health Facilities 7.3%
	Acadia Healthcare Co., Inc.
460	5.13%, due 7/1/22	455
130	6.50%, due 3/1/24	132
410	Amsurg Corp., 5.63%, due 7/15/22	419
	Envision Healthcare Corp.
340	5.13%, due 7/1/22	345	(g)
195	6.25%, due 12/1/24	208	(g)
	HCA, Inc.
385	6.50%, due 2/15/20	401
165	7.50%, due 2/15/22	181
1,000	5.88%, due 3/15/22	1,051
	LifePoint Health, Inc.
285	5.50%, due 12/1/21	290
100	5.88%, due 12/1/23	105
	MPT Operating Partnership L.P./MPT Finance Corp.
310	6.38%, due 3/1/24	326
550	5.50%, due 5/1/24	554
	Tenet Healthcare Corp.
250	4.75%, due 6/1/20	253
165	4.50%, due 4/1/21	165
475	7.50%, due 1/1/22	498	(g)
390	Universal Health Services, Inc., 4.75%, due 8/1/22	393	(g)
		5,776
Health Services 1.5%
105	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	102
285	DaVita, Inc., 5.75%, due 8/15/22	290
110	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/24	116	(g)
375	Quintiles IMS, Inc., 4.88%, due 5/15/23	381	(g)
335	Service Corp. Int'l, 4.50%, due 11/15/20	335
		1,224
Hotels 0.1%
115	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/21	116

Investments & Misc. Financial Services 0.2%
155	MSCI, Inc., 5.25%, due 11/15/24	159	(g)

Managed Care 1.1%
	Centene Corp.
330	4.75%, due 5/15/22	334
460	6.13%, due 2/15/24	484
85	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	88	(g)
		906
Media Content 4.0%
	AMC Networks, Inc.
65	4.75%, due 12/15/22	65
135	5.00%, due 4/1/24	133
	Gannett Co., Inc.
51	5.13%, due 10/15/19	51
420	5.13%, due 7/15/20	425
120	Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	123	(g)
405	Netflix, Inc., 5.38%, due 2/1/21	416
80	Nexstar Broadcasting, Inc., 6.13%, due 2/15/22	81	(g)
	Sinclair Television Group, Inc.
180	5.38%, due 4/1/21	181
335	5.63%, due 8/1/24	331	(g)
	Sirius XM Radio, Inc.
675	3.88%, due 8/1/22	655	(g)
195	4.63%, due 5/15/23	192	(g)
	Univision Communications, Inc.
179	6.75%, due 9/15/22	183	(g)
340	5.13%, due 5/15/23	325	(g)
		3,161
Medical Products 0.1%
105	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/22	104	(g)

Metals - Mining Excluding Steel 3.8%
	Arconic, Inc.
115	6.15%, due 8/15/20	119
150	5.40%, due 4/15/21	153
100	5.87%, due 2/23/22	103
200	First Quantum Minerals Ltd., 7.00%, due 2/15/21	202	(g)
145	FMG Resources (August 2006) Pty Ltd., 4.75%, due 5/15/22	141	(g)
	Freeport-McMoRan, Inc.
210	3.10%, due 3/15/20	208
1,340	3.55%, due 3/1/22	1,298
250	Hudbay Minerals, Inc., 7.25%, due 1/15/23	257	(g)
115	Novelis Corp., 6.25%, due 8/15/24	115	(g)
435	Teck Resources Ltd., 4.75%, due 1/15/22	448
		3,044
Oil Field Equipment & Services 0.3%
235	Precision Drilling Corp., 7.75%, due 12/15/23	249

Packaging 4.2%
320	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.63%, due 5/15/23	316	(g)
50	Ball Corp., 5.00%, due 3/15/22	51
	Berry Plastics Corp.
220	5.50%, due 5/15/22	223
150	6.00%, due 10/15/22	154
520	5.13%, due 7/15/23	516
410	BWAY Holding Co., 5.50%, due 4/15/24	400	(g)
240	Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	243
195	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	195	(g)
	Reynolds Group Issuer, Inc.
465	5.75%, due 10/15/20	466
180	(3 month USD LIBOR + 3.50%), 5.84%, due 7/15/21	182	(a)(g)
590	5.13%, due 7/15/23	587	(g)
		3,333
Personal & Household Products 0.6%
170	Energizer Holdings, Inc., 4.70%, due 5/19/21	170
55	HRG Group, Inc., 7.75%, due 1/15/22	57
182	Prestige Brands, Inc., 5.38%, due 12/15/21	182	(g)
60	Spectrum Brands, Inc., 6.13%, due 12/15/24	61
		470
Pharmaceuticals 2.2%
215	Endo Finance LLC, 5.75%, due 1/15/22	197	(g)
205	Endo Finance LLC & Endo Finco, Inc., 7.25%, due 1/15/22	194	(g)
60	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 4.88%, due 4/15/20	59	(g)
	Valeant Pharmaceuticals Int'l, Inc.
385	6.50%, due 3/15/22	401	(g)
170	5.50%, due 3/1/23	161	(g)
160	5.88%, due 5/15/23	154	(g)
530	7.00%, due 3/15/24	562	(g)
		1,728
Printing & Publishing 1.8%
	Harland Clarke Holdings Corp.
225	6.88%, due 3/1/20	222	(g)
240	8.38%, due 8/15/22	229	(g)
	R.R. Donnelley & Sons Co.
165	7.63%, due 6/15/20	169
830	7.88%, due 3/15/21	847
		1,467
Real Estate Development & Management 0.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
250	4.50%, due 4/15/19	251	(g)
45	5.25%, due 12/1/21	45	(g)
		296
Recreation & Travel 2.2%
330	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/24	332
1,208	NCL Corp. Ltd., 4.75%, due 12/15/21	1,210	(g)
235	Six Flags Entertainment Corp., 4.88%, due 7/31/24	230	(g)
		1,772
Real Estate Investment Trusts 1.0%
365	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	370
	Starwood Property Trust, Inc.
85	3.63%, due 2/1/21	83	(g)
310	5.00%, due 12/15/21	314
		767
Restaurants 0.5%
215	1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	214	(g)
50	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 6/1/24	50	(g)
160	Yum! Brands, Inc., 3.88%, due 11/1/20	160
		424
Software - Services 3.7%
	First Data Corp.
410	5.38%, due 8/15/23	416	(g)
225	7.00%, due 12/1/23	235	(g)
165	5.00%, due 1/15/24	167	(g)
	Nuance Communications, Inc.
420	5.38%, due 8/15/20	418	(g)
435	6.00%, due 7/1/24	443
625	Open Text Corp., 5.63%, due 1/15/23	640	(g)
320	Rackspace Hosting, Inc., 8.63%, due 11/15/24	323	(g)
80	Symantec Corp., 3.95%, due 6/15/22	78
215	WEX, Inc., 4.75%, due 2/1/23	216	(g)
		2,936
Specialty Retail 0.7%
310	Penske Automotive Group, Inc., 3.75%, due 8/15/20	306
260	QVC, Inc., 3.13%, due 4/1/19	260
		566
Steel Producers/Products 0.6%
190	ArcelorMittal, 5.13%, due 6/1/20	195
295	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	307	(g)
		502
Support - Services 4.1%
	ADT Corp.
170	6.25%, due 10/15/21	178
50	4.13%, due 6/15/23	47
140	Anna Merger Sub, Inc., 7.75%, due 10/1/22	69	(g)
205	Aramark Services, Inc., 5.13%, due 1/15/24	207
210	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, due 6/1/22	207	(g)
	Hertz Corp.
430	5.88%, due 10/15/20	425
170	7.38%, due 1/15/21	168
195	7.63%, due 6/1/22	191	(g)
85	6.25%, due 10/15/22	76
	Iron Mountain, Inc.
610	4.38%, due 6/1/21	609	(g)
195	6.00%, due 8/15/23	199
130	5.75%, due 8/15/24	129
565	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	605	(g)
175	United Rentals N.A., Inc., 5.75%, due 11/15/24	179
		3,289
Tech Hardware & Equipment 2.5%
255	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/23	257
	CommScope, Inc.
390	5.00%, due 6/15/21	392	(g)
265	5.50%, due 6/15/24	268	(g)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
705	5.88%, due 6/15/21	722	(g)
190	7.13%, due 6/15/24	204	(g)
115	Project Homestake Merger Corp., 8.88%, due 3/1/23	108	(g)
		1,951
Telecom - Satellite 0.3%
193	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	197

Telecom - Wireless 1.8%
385	Sprint Capital Corp., 6.90%, due 5/1/19	393
545	Sprint Corp., 7.25%, due 9/15/21	573
195	Sprint Nextel Corp., 7.00%, due 8/15/20	204
	T-Mobile USA, Inc.
185	4.00%, due 4/15/22	183
85	6.00%, due 4/15/24	88
		1,441
Telecom - Wireline Integrated & Services 2.9%
460	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	470
	Equinix, Inc.
85	5.38%, due 1/1/22	88
165	5.38%, due 4/1/23	169
	Frontier Communications Corp.
160	7.13%, due 3/15/19	161
100	6.25%, due 9/15/21	88
100	8.75%, due 4/15/22	85
215	10.50%, due 9/15/22	195
150	7.13%, due 1/15/23	109
	Level 3 Financing, Inc.
130	5.38%, due 8/15/22	130
195	5.63%, due 2/1/23	196
120	Qwest Corp., 6.75%, due 12/1/21	128
85	Telecom Italia Capital SA, 7.18%, due 6/18/19	88
370	Zayo Group LLC/Zayo Capital, Inc., 6.00%, due 4/1/23	378
		2,285
Theaters & Entertainment 0.2%
150	AMC Entertainment Holdings, Inc., 5.88%, due 2/15/22	153

	Total Corporate Bonds (Cost $73,897)	73,578

NUMBER OF SHARES

Short-Term Investments 3.5%

Investment Companies 3.5%
2,782,457	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(j) (Cost $2,782)	2,782	(k)

	Total Investments 99.2% (Cost $79,357)	79,032

	Other Assets Less Liabilities 0.8%	621

	Net Assets 100.0%	$79,653

(a)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR = London Interbank Offered Rate

(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)
The stated interest rate represents the weighted average interest rate at July 31, 2018 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(e)	Illiquid security.
(f)	Value determined using significant unobservable inputs.
(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $30,772,000, which represents 38.6% of net assets of the Fund. Securities denoted with (f) but without (e) have been deemed by the investment manager to be liquid.

(h)	Payment-in-kind (PIK) security.
(i)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(j)	Represents 7-day effective yield as of July 31, 2018.
(k)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $2,782,000.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total

Investments:
Loan Assignments
Lodging & Casinos	$—	$410	$209	$619
Other Loan Assignments(a)	—	2,053	—	2,053
Total Loan Assignments	—	2,463	209	2,672
Corporate Bonds(a)	—	73,578	—	73,578
Short-Term Investments	—	2,782	—	2,782
Total Investments	$—	$78,823	$209	$79,032

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
Loan Assignments(c)
Health Care	$301	$—	$—	$—	$—	$—	$—	$(301)	$—	$—
Leisure Goods-Activities-Movies	161	0(d)	4	(4)	—	(161)	—	—	—	—
Lodging & Casinos	297	(3)	0(d)	(9)	—	(76)	—	—	209	(9)
Steel	285	0(d)	8	(8)	—	(285)	—	—	—	—
Total	$1,044	$(3)	$12	$(21)	$—	$(522)	$—	$(301)	$209	$(9)

(c)
Securities categorized as Level 3 are valued based on single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $301,000 was transferred from Level 3 to Level 2. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) July 31, 2018

NUMBER OF SHARES				VALUE†
				(000's omitted)
Common Stocks 0.0%(a)

Media - Broadcast 0.0%(a)
	4,399		Cumulus Media, Inc., Class A (Cost $51)	$73	*(b)

PRINCIPAL AMOUNT(c)
(000's omitted)

Loan Assignments(d) 5.2%

Aerospace & Defense 0.0%(a)
			TransDigm, Inc.
	$538		Term Loan F, (1 month USD LIBOR + 2.50%), 4.58%, due 6/9/23	538
	414		Term Loan E, (1 month USD LIBOR + 2.50%), 4.58%, due 5/30/25	414
				952
Automotive 0.1%
	379		ABRA, First Lien Term Loan, (2 month USD LIBOR + 3.00%), 5.17%, due 9/17/21	379
	295		Caliber Collision, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 2/1/24	296
	615		Cooper Standard Automotive Inc., Term Loan B, (3 month USD LIBOR + 2.00%), 4.33%, due 11/2/23	616
	230		Dealer Tire, LLC, Term Loan B, (USD LIBOR + 3.25%), 5.70%, due 12/22/21	222	(e)
	615		Goodyear Tire & Rubber Company, Second Lien Term Loan, (1 month USD LIBOR + 2.00%), 4.08%, due 3/7/25	614
	255		Tenneco, Inc., Term Loan, (USD LIBOR + 2.75%), due 6/14/25	255	(f)(g)(h)
				2,382
Building & Development 0.1%
	893		Beacon Roofing Supply, Term Loan B, (1 month USD LIBOR + 2.25%), 4.35%, due 1/2/25	892
			Capital Automotive LP
	494		First Lien Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 3/24/24	493
	299		Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.08%, due 3/24/25	304	(h)
	200		CPG International Inc., Term Loan, (6 month USD LIBOR + 3.75%), 6.25%, due 5/3/24	200	(f)(g)
	1,114		DTZ, First Lien Term Loan, (USD LIBOR + 3.25%), 5.49%, due 11/4/21	1,115	(e)
	543		Forterra, Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 10/25/23	506	(f)(g)
	436		HD Supply Waterworks, Term Loan B, (USD LIBOR + 3.00%), 5.25%, due 8/1/24	437	(e)
				3,947
Business Equipment & Services 0.7%
	1,310		Acosta Inc., Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 9/26/21	1,019
			Advantage Sales and Marketing
	1,120		First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 7/23/21	1,058
	245		Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.58%, due 7/25/22	213
	123		Alixpartners, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 4/4/24	124
	703		Brickman Group Holdings Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 12/18/20	704	(e)
	407		CCC Information Services Inc., First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 4/27/24	406
	620		Ceridian HCM Holding Inc., Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 4/5/25	620
	1,669		Change Healthcare Holdings, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/1/24	1,666
	564		CSC Serviceworks, Term Loan B, (3 month USD LIBOR + 3.25%), 5.59%, due 11/14/22	565
	723		Duff & Phelps Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 2/13/25	723
	367		EIG Investors Corp., First Lien Term Loan, (3 month USD LIBOR + 3.75%), 6.07%, due 2/9/23	367
	1,110		First Data Corporation, Term Loan, (1 month USD LIBOR + 2.00%), 4.07%, due 4/26/24	1,109
	685		FleetCor Technologies, Inc., Term Loan B3, (1 month USD LIBOR + 2.00%), 4.08%, due 8/2/24	685
	740		Garda World Security, Term Loan, (3 month USD LIBOR + 3.50%), 5.80%, due 5/24/24	740
	780		Greeneden U.S. Holdings II, LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.58%, due 12/1/23	783
	834		Kronos, Term Loan B, (3 month USD LIBOR + 3.00%), 5.36%, due 11/1/23	836
	830		Minimax GmbH & Co. KG, Term Loan B, (USD LIBOR + 3.00%), due 6/14/25	833	(f)(g)(h)
			Mitchell International, Inc.
	469		First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 11/29/24	467
	110		Second Lien Term Loan, (1 month USD LIBOR + 7.25%), 9.33%, due 11/20/25	110
	474		Presidio, Term Loan B, (USD LIBOR + 2.75%), 5.08%, due 2/2/24	474	(e)
	1,124		Protection One, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 5/2/22	1,126
	554		Servicemaster Company, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 11/8/23	553
	789		Solera, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/3/23	790
	715		Switch, Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 6/27/24	717
	1,188		Tempo Acquisition, Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 5/1/24	1,189
	705		Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, (3 month USD LIBOR + 2.50%), 4.83%, due 3/17/25	704
	876		West, Term Loan, (1 month USD LIBOR + 4.00%), 6.08%, due 10/10/24	876
	335		West Corporation, Term Loan B1, (1 month USD LIBOR + 3.50%), 5.58%, due 10/10/24	333
				19,790
Cable & Satellite Television 0.3%
	970		Altice France S.A., Term Loan B13, (USD LIBOR + 4.00%), due 7/13/26	948	(f)(g)
	416		Cablevision Systems Corp., First Lien Term Loan, (1 month USD LIBOR + 2.25%), 4.32%, due 7/17/25	414
	558		Cequel Communications, LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 7/28/25	555
	575		Charter Communications Operating, LLC, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 4/30/25	575
	582		Cogeco Communications (USA) II L.P., First Lien Term Loan, (1 month USD LIBOR + 2.38%), 4.45%, due 1/3/25	582
	82		Mission Broadcasting, Term Loan B2, (1 month USD LIBOR + 2.50%), 4.59%, due 1/17/24	82
	617		Nexstar Broadcasting, Term Loan B2, (1 month USD LIBOR + 2.50%), 4.59%, due 1/17/24	617
			Numericable
	919		Term Loan B11, (1 month USD LIBOR + 2.75%), 4.82%, due 7/31/25	874
	358		Term Loan B12, (1 month USD LIBOR + 3.00%), 5.07%, due 1/31/26	346
	937		RCN Grande, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 2/1/24	928
	430		Telenet Financing USD LLC, Term Loan AN, (1 month USD LIBOR + 2.25%), 4.32%, due 8/15/26	427
	475		Unity Media, Term Loan B, (1 month USD LIBOR + 2.25%), 4.32%, due 9/30/25	474
	575		UPC Financing Partnership, Term Loan AR, (1 month USD LIBOR + 2.50%), 4.57%, due 1/15/26	572
	829		Wide Open West, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 8/18/23	794
	590		Ziggo, Term Loan E, (1 month USD LIBOR + 2.50%), 4.57%, due 4/15/25	586
				8,774
Chemicals & Plastics 0.1%
	321		Diversey, Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 9/6/24	314
			Invictus U.S., LLC
	230		First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 3/28/25	230
	70		Second Lien Term Loan, (1 month USD LIBOR + 6.75%), 8.83%, due 3/28/26	70
	405		KIK Custom Products Inc., Term Loan B, (1 month USD LIBOR + 4.00%), 6.08%, due 5/15/23	401
	495		Solenis International, LP, First Lien Term Loan, (USD LIBOR + 4.00%), due 12/18/23	497	(f)(g)
				1,512
Conglomerates 0.0%(a)
	1,303		Penn Engineering, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 6/27/24	1,302

Containers & Glass Products 0.2%
	184		Albea Beauty Holdings S.A, Term Loan B2, (3 month USD LIBOR + 3.00%), 5.44%, due 4/22/24	184	(e)
	1,095		Berlin Packaging LLC, First Lien Term Loan, (USD LIBOR + 3.00%), 5.12%, due 11/7/25	1,095	(e)
	797		BWAY Corporation, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 4/3/24	794
	407		Consolidated Container, First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 5/22/24	407
	318		Proampac, First Lien Term Loan, (USD LIBOR + 3.50%), 5.63%, due 11/18/23	318	(e)
	1,581		Reynolds Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/5/23	1,585
	738		SIG Combibloc Group, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 3/13/22	740
	618		Trident TPI Holdings, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.33%, due 10/17/24	615
				5,738
Diversified Insurance 0.1%
			Sedgwick Holdings Inc.
	1,121		First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 3/1/21	1,119
	240		Second Lien Term Loan, (USD LIBOR + 5.75%), 7.88%, due 2/28/22	241	(e)
				1,360
Drugs 0.3%
	100		Akorn, Inc., Term Loan B, (1 month USD LIBOR + 4.75%), 6.88%, due 4/16/21	98
	1,055		Amneal Pharmaceuticals LLC, Term Loan B, (1 month USD LIBOR + 3.50%), 5.63%, due 5/4/25	1,062
	3,153		Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (1 month USD LIBOR + 4.25%), 6.38%, due 4/29/24	3,154
	1,014		Jaguar Holding Company II, Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 8/18/22	1,014
	920		Mallinckrodt International, Term Loan B, (3 month USD LIBOR + 2.75%), 5.20%, due 9/24/24	905
	2,190		Valeant Pharmaceuticals International, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.09%, due 6/1/25	2,192
				8,425
Ecological Services & Equipment 0.1%
	805		ADS Waste Holdings, Inc., Term Loan B3, (1 week USD LIBOR + 2.25%), 4.19%, due 11/10/23	806
	1,438		Waste Industries USA, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 9/27/24	1,440
				2,246
Electronics - Electrical 0.5%
	506		Applied Systems, First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.33%, due 9/19/24	508
	819		Avast Software B.V., Term Loan B, (3 month USD LIBOR + 2.50%), 4.83%, due 9/30/23	820
			BMC Software Finance, Inc.
	1,411		First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 9/10/22	1,411
	330		First Lien Term Loan, (USD LIBOR + 4.25%), due 6/26/25	330	(f)(g)
	95		Celestica Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 6/14/25	95
	547		Dell, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 9/7/23	547
			Hyland Software, Inc.
	337		First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 7/1/22	338
	145		Second Lien Term Loan, (1 month USD LIBOR + 7.00%), 9.08%, due 7/7/25	147
	200		IFS, Term Loan B, (3 month USD LIBOR + 3.75%), 6.08%, due 7/31/24	192	(h)
	777		Infor Global Solutions Ltd., Term Loan B6, (1 month USD LIBOR + 2.75%), 4.83%, due 2/1/22	778
	457		Mcafee, Term Loan B, (1 month USD LIBOR + 4.50%), 6.57%, due 9/30/24	459
	1		Open Text Corporation, Term Loan B, (USD LIBOR + 1.75%), due 5/23/25	1	(f)(g)
			Optiv Security, Inc.
	770		First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.31%, due 2/1/24	748
	160		Second Lien Term Loan, (1 month USD LIBOR + 7.25%), 9.31%, due 2/1/25	154
	1,401		Rackspace Hosting, Inc., First Lien Term Loan, (3 month USD LIBOR + 3.00%), 5.36%, due 11/3/23	1,394
	1,581		Riverbed Technology, Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 4/24/22	1,572
	2,194		Sophia LP, Term Loan B, (3 month USD LIBOR + 3.25%), 5.58%, due 9/30/22	2,196
	580		SS&C Technologies Holdings Europe S.a.r.L., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	581	(f)(g)
	1,520		SS&C Technologies Inc., Term Loan B3, (1 month USD LIBOR + 2.50%), 4.58%, due 4/16/25	1,523	(f)(g)
	1,177		VeriFone Inc., Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 1/31/25	1,175
	655		Vertafore, Inc., First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 7/2/25	653
				15,622
Equipment Leasing 0.0%(a)
	1,106		Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 month USD LIBOR + 2.00%), 4.09%, due 1/15/25	1,098

Financial Intermediaries 0.1%
	514		CITCO, Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 3/31/22	514
	475		Edelman Financial Center, LLC, First Lien Term Loan, (3 month USD LIBOR + 3.25%), 5.59%, due 7/21/25	478
	1,118		Grosvenor Capital Management Holdings, LLP, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/31/25	1,121	(h)
	602		Harbourvest Partners, LLC, Term Loan B, (1 month USD LIBOR + 2.25%), 4.32%, due 3/1/25	601
	610		LPL Holdings, Inc., First Lien Term Loan B, (USD LIBOR + 2.25%), 4.49%, due 9/23/24	610	(e)
	543		Royalty Pharma, Term Loan B6, (3 month USD LIBOR + 2.00%), 4.33%, due 3/27/23	544
				3,868
Food & Drug Retailers 0.1%
			Albertsons LLC
	419		Term Loan B4, (1 month USD LIBOR + 2.75%), 4.83%, due 8/25/21	417
	608		Term Loan B5, (3 month USD LIBOR + 3.00%), 5.34%, due 12/21/22	605
	1,804		Term Loan B6, (3 month USD LIBOR + 3.00%), 5.32%, due 6/22/23	1,792
	354		General Nutrition Centers, Inc., Term Loan, (1 month USD LIBOR + 7.00%), 9.08%, due 12/31/22	364
				3,178
Food Products 0.0%(a)
	210		CHG PPC Parent LLC, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/31/25	210	(h)
	792		Nomad Foods Europe Midco Ltd., Term Loan B4, (1 month USD LIBOR + 2.25%), 4.32%, due 5/15/24	787
				997
Food Service 0.0%(a)
	551		Burger King Corporation, Term Loan B3, (1 month USD LIBOR + 2.25%), 4.33%, due 2/16/24	551
	443		Manitowoc Foodservice, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 3/3/23	444
	165		US Foods, Inc., Term Loan B, (USD LIBOR + 2.00%), due 6/27/23	164	(f)(g)
				1,159
Health Care 0.4%
	771		Acadia Healthcare Company, Inc., Term Loan B4, (1 month USD LIBOR + 2.50%), 4.58%, due 2/16/23	773
	104		Air Medical Group Holding, Term Loan B2, (1 month USD LIBOR + 4.25%), 6.33%, due 3/14/25	103
	340		Auris Luxembourg III S.a.r.l., Term Loan B, (USD LIBOR + 3.75%), due 7/20/25	342	(f)(g)
	365		CHS/Community Health, Term Loan H, (3 month USD LIBOR + 3.25%), 5.56%, due 1/27/21	358
	817		Concentra Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.85%, due 6/1/22	817
	325		Concentra Operating Company, Second Lien Term Loan, (1 month USD LIBOR + 6.50%), 8.60%, due 1/10/25	329	(i)
	643		Convatec Inc., First Lien Term Loan B, (3 month USD LIBOR + 2.25%), 4.58%, due 10/31/23	643
	954		Envision Healthcare, Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 12/1/23	953
	668		Global Medical Response, Inc., Term Loan B1, (1 month USD LIBOR + 3.25%), 5.35%, due 4/28/22	648
	1,111		Grifols SA, Term Loan, (1 week USD LIBOR + 2.25%), 4.20%, due 1/31/25	1,114
	723		HCA Inc., Term Loan B10, (1 month USD LIBOR + 2.00%), 4.08%, due 3/13/25	727
	99		Mediware Information System, Term Loan B, (1 month USD LIBOR + 3.50%), 5.58%, due 2/9/24	99
	1,602		Multiplan, Inc., Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 6/7/23	1,601
	555		National Mentor, Inc., Term Loan B, (3 month USD LIBOR + 3.00%), 5.33%, due 1/31/21	556
	500		Ortho-Clinical Diagnostics SA, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 6/30/25	499
			Pearl Intermediate Parent LLC
	202		First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/14/25	198
	17		Term Loan DD, (3 month USD LIBOR + 2.75%), 5.08%, due 2/14/25	16
	103		Second Lien Term Loan, (1 month USD LIBOR + 6.25%), 8.33%, due 2/13/26	103
			Sound Inpatient Physicians
	285		First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 6/27/25	286
	135		Second Lien Term Loan, (USD LIBOR + 6.75%), due 6/26/26	136	(f)(g)(h)
	1,319		Team Health Holdings, Inc., First Lien Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 2/6/24	1,282
				11,583
Industrial Equipment 0.3%
			Brookfield WEC Holdings Inc.
	530		First Lien Term Loan, (USD LIBOR + 3.75%), due 7/25/25	533	(f)(g)
	70		Second Lien Term Loan, (USD LIBOR + 6.75%), due 7/25/26	71	(f)(g)
			Crosby Worldwide
	945		First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 11/23/20	928
	55		Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.08%, due 11/22/21	54
	1,516		Filtration Group Corporation, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 3/29/25	1,522
	1,255		Gardner Denver, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 7/30/24	1,257
	406		Gates Global LLC, Term Loan B, (3 month USD LIBOR + 2.75%), 5.08%, due 4/1/24	407
	104		Harsco Corporation, Term Loan B1, (1 month USD LIBOR + 2.25%), 4.38%, due 12/6/24	104
	161		Hyster-Yale Group, Term Loan B, (1 month USD LIBOR + 3.25%), 5.33%, due 5/30/23	162
	742		Milacron LLC, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 9/28/23	740	(h)
	1,177		Pro Mach Group, Inc., Term Loan B, (1 month USD LIBOR + 3.00%), 5.10%, due 3/7/25	1,168
	611		Terex Corporation, Term Loan B, (3 month USD LIBOR + 2.00%), 4.33%, due 1/31/24	611
	615		Zodiac Pool Solutions LLC, Term Loan B, (USD LIBOR + 2.25%), due 3/31/25	615	(f)(g)
				8,172
Leisure Goods - Activities - Movies 0.2%
	359		Churchill Downs, Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 12/27/24	359
	670		CityCenter, Term Loan B, (1 month USD LIBOR + 2.25%), 4.33%, due 4/18/24	670
	1,117		Crown Finance US, Inc., Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 2/28/25	1,114
	720		Formula One, Term Loan, (1 month USD LIBOR + 2.50%), 4.58%, due 2/1/24	715
	983		Nielsen Business Media, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 5/22/24	986
	908		Seaworld, Term Loan B5, (1 month USD LIBOR + 3.00%), 5.08%, due 3/31/24	905
	530		WMG Acquisition Corp., Term Loan F, (1 month USD LIBOR + 2.13%), 4.20%, due 11/1/23	528
				5,277
Lodging & Casinos 0.3%
	1,323		Belmond, Term Loan, (1 month USD LIBOR + 2.75%), 4.83%, due 7/3/24	1,323	(f)(g)
	1,110		Caesars Resort Collection, LLC, First Lien Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 12/22/24	1,114
			Golden Entertainment
	573		First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 10/20/24	572
	327		Second Lien Term Loan, (3 month USD LIBOR + 7.00%), 9.07%, due 10/20/25	330
			Mohegan Tribal Gaming
	203		Term Loan A, (1 month USD LIBOR + 3.75%), 5.83%, due 10/13/21	196
	1,106		Term Loan B, (1 month USD LIBOR + 4.00%), 6.08%, due 10/13/23	1,032
	352		Penn National Gaming, Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 1/19/24	353
	282		RHP Hotel Properties, LP, Term Loan B, (3 month USD LIBOR + 2.00%), 4.34%, due 5/11/24	282
	2,229		Scientific Games International, Inc., Term Loan B5, (USD LIBOR + 2.75%), 4.90%, due 8/14/24	2,230	(e)
	210		Stars Group Holdings B.V. (The), Term Loan, (3 month USD LIBOR + 3.50%), 5.83%, due 7/10/25	212
	625		Twin Rivers Casino, Term Loan B, (3 month USD LIBOR + 3.50%), 5.83%, due 7/10/20	627
				8,271
Oil & Gas 0.2%
	190		Brazos Delaware II, LLC, Term Loan B, (1 month USD LIBOR + 4.00%), 6.09%, due 5/21/25	187
	450		Chesapeake Energy, Term Loan, (1 month USD LIBOR + 7.50%), 9.58%, due 8/23/21	470
	889		EagleClaw, Term Loan B, (2 month USD LIBOR + 4.25%), 6.42%, due 6/24/24	850
	557		Energy Transfer Equity, Term Loan B, (3 month USD LIBOR + 2.00%), 4.06%, due 2/2/24	555
	465		Gavilan Resources, Second Lien Term Loan, (1 month USD LIBOR + 6.00%), 8.08%, due 3/1/24	457
	848		Lucid Energy Group II LLC, First Lien Term Loan, (1 month USD LIBOR + 3.00%), 5.08%, due 2/17/25	821
	657		Medallion Midland, First Lien Term Loan, (1 month USD LIBOR + 3.25%), 5.33%, due 10/30/24	646
	910		Rover, Term Loan B, (3 month USD LIBOR + 3.50%), 5.84%, due 10/31/24	913
	370		Traverse Midstream Partners LLC, Term Loan, (3 month USD LIBOR + 4.00%), 6.34%, due 9/27/24	371
				5,270
Property & Casualty Insurance 0.0%(a)
	490		Asurion LLC, Term Loan B7, (USD LIBOR + 3.00%), due 11/3/23	489	(f)(g)

Publishing 0.0%(a)
	565		Harland Clark Holdings Corp., Term Loan B7, (3 month USD LIBOR + 4.75%), 7.08%, due 11/3/23	542

Radio & Television 0.1%
	498		Cumulus Media New Holdings Inc., Term Loan, (1 month USD LIBOR + 4.50%), 6.58%, due 5/15/22	490	(f)(g)
			Sinclair Broadcasting
	438		Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 1/3/24	438
	295		Term Loan B, (USD LIBOR + 2.50%), due 12/12/24	294	(f)(g)
	2,270		Univision Communications Inc., Term Loan C5, (1 month USD LIBOR + 2.75%), 4.83%, due 3/15/24	2,202
				3,424
Retailers (except food & drug) 0.2%
	933		Bass Pro Shops, Term Loan B, (1 month USD LIBOR + 5.00%), 7.08%, due 9/25/24	940
	1,497		BJS Wholesale Club Inc., First Lien Term Loan, (1 month USD LIBOR + 3.50%), 5.60%, due 2/3/24	1,498
			EG Finco Limited
	678		Term Loan, (3 month USD LIBOR + 4.00%), 6.33%, due 2/7/25	675
	95		Second Lien Term Loan, (3 month USD LIBOR + 8.00%), 10.22%, due 4/20/26	95
	294		EG Group Limited, Term Loan B, (3 month USD LIBOR + 4.00%), 6.27%, due 2/6/25	293
	351		Jo-Ann Stores, Term Loan, (3 month USD LIBOR + 5.00%), 7.35%, due 10/20/23	351
	439		Michaels Stores, Inc., Term Loan B, (1 month USD LIBOR + 2.50%), 4.57%, due 1/28/23	438	(e)
	910		Staples, Term Loan B, (3 month USD LIBOR + 4.00%), 6.36%, due 9/12/24	902
				5,192
Steel 0.1%
	275		Big River Steel, Term Loan B, (3 month USD LIBOR + 5.00%), 7.33%, due 8/23/23	279
	649		MRC Global (US) Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 9/20/24	650
	563		TMS International Corp., Term Loan B2, (1 month USD LIBOR + 2.75%), 4.83%, due 8/14/24	563
				1,492
Surface Transport 0.1%
	1,656		Hertz Corporation, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 6/30/23	1,652

Telecommunications 0.4%
	2,240		Centurylink, Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 1/31/25	2,204
			Frontier Communications Corp.
	831		Term Loan A, (1 month USD LIBOR + 2.75%), 4.83%, due 3/31/21	817
	851		Term Loan B1, (1 month USD LIBOR + 3.75%), 5.83%, due 6/15/24	838
	1,470		GTT Communications, Inc., Term Loan B, (1 month USD LIBOR + 2.75%), 4.83%, due 5/31/25	1,454
			Intelsat Jackson HLDG
	777		Term Loan B3, (1 month USD LIBOR + 3.75%), 5.83%, due 11/27/23	780
	63		Term Loan B4, (1 month USD LIBOR + 4.50%), 6.58%, due 1/2/24	65
	310		MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1 month USD LIBOR + 3.00%), 5.08%, due 11/15/24	311
	1,311		Sprint Communications, Inc., First Lien Term Loan B, (1 month USD LIBOR + 2.50%), 4.63%, due 2/2/24	1,311
			Syniverse Holdings, Inc.
	953		First Lien Term Loan, (1 month USD LIBOR + 5.00%), 7.08%, due 3/9/23	953
	120		Second Lien Term Loan, (1 month USD LIBOR + 9.00%), 11.08%, due 3/11/24	119
	585		TDC A/S, Term Loan, (USD LIBOR + 3.50%), due 5/31/25	588	(f)(g)
	639		Telesat, Term Loan B4, (3 month USD LIBOR + 2.50%), 4.84%, due 11/17/23	640
				10,080
Utilities 0.2%
	632		Calpine Construction Finance Company, L.P., Term Loan B, (1 month USD LIBOR + 2.50%), 4.58%, due 1/15/25	632
			Calpine Corp.
	144		Term Loan B6, (3 month USD LIBOR + 2.50%), 4.84%, due 1/15/23	144
	235		Term Loan B7, (3 month USD LIBOR + 2.50%), 4.84%, due 5/31/23	235
	182		Term Loan B5, (3 month USD LIBOR + 2.50%), 4.84%, due 1/15/24	182
	387		Compass Power Generation LLC, Term Loan B, (1 month USD LIBOR + 3.75%), 5.83%, due 12/20/24	389
	280		Kestrel Acquisition, LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.33%, due 5/1/25	282
	774		Nautilus Power LLC, Term Loan B, (1 month USD LIBOR + 4.25%), 6.33%, due 5/16/24	777
			RJS Power
	532		Term Loan B1, (1 month USD LIBOR + 4.00%), 6.08%, due 7/15/23	535
	660		Term Loan B2, (1 month USD LIBOR + 4.00%), 6.08%, due 4/15/24	663
			Texas Competitive
	1,168		Term Loan B, (1 month USD LIBOR + 2.00%), 4.08%, due 8/4/23	1,166
	399		Term Loan B2, (1 month USD LIBOR + 2.25%), 4.33%, due 12/14/23	399
	1,156		TPF II, Term Loan B, (1 month USD LIBOR + 3.75%), 5.83%, due 10/2/23	1,161
	455		Vistra Energy Corp., First Lien Term Loan B3, (1 month USD LIBOR + 2.00%), 4.07%, due 12/31/25	454	(e)
				7,019

			Total Loan Assignments (Cost $151,625)	150,813

U.S. Treasury Obligations 15.7%
	16,600		U.S. Treasury Bill, 1.89%, due 8/23/18	16,581	(j)(k)
	1,510		U.S. Treasury Bonds, 3.88%, due 8/15/40	1,708
			U.S. Treasury Inflation-Indexed Bonds(l)
	52,604		2.00%, due 1/15/26	57,007
	39,800		3.63%, due 4/15/28	49,907
	12,144		2.50%, due 1/15/29	14,095
	64,161		3.88%, due 4/15/29	83,518
	19,246		3.38%, due 4/15/32	25,316
	22,821		1.00%, due 2/15/46	23,139
			U.S. Treasury Notes
	25,000		1.00%, due 6/30/19	24,680
	145		2.13%, due 12/31/21	142
	5,100		2.38%, due 8/15/24	4,952
	163,635		2.25%, due 2/15/27 – 11/15/27	154,240

			Total U.S. Treasury Obligations (Cost $454,876)	455,285

U.S. Government Agency Securities 0.1%
	2,070		Federal National Mortgage Association, 5.63%, due 7/15/37 (Cost $2,891)	2,718

Mortgage-Backed Securities 32.7%

Collateralized Mortgage Obligations 6.4%
	715		Angel Oak Mortgage Trust LLC, Ser. 2017-3, Class A1, 2.71%, due 11/25/47	710	(m)(o)
			Fannie Mae Connecticut Avenue Securities
	20,303		Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.71%, due 9/25/29	22,257	(d)(n)
	16,070		Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.06%, due 10/25/29	17,295	(d)
	6,748		Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 4.91%, due 11/25/29	7,089	(d)
	8,390		Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.71%, due 2/25/30	8,709	(d)
	10,985		Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 4.86%, due 2/25/30	11,454	(d)
	17,006		Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 4.56%, due 5/25/30	17,432	(d)(n)
	12,680		Ser. 2018-C01, Class 1M2, (1 month USD LIBOR + 2.25%), 4.31%, due 7/25/30	12,860	(d)
	10,400		Ser. 2018-C02, Class 2M2, (1 month USD LIBOR + 2.20%), 4.26%, due 8/25/30	10,452	(d)
			Freddie Mac Structured Agency Credit Risk Debt Notes
	9,870		Ser. 2017-DNA1, Class M2, (1 month USD LIBOR + 3.25%), 5.31%, due 7/25/29	10,734	(d)
	20,526		Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.51%, due 10/25/29	22,556	(d)
	9,395		Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 4.71%, due 12/25/29	9,783	(d)(n)
	8,104		Ser. 2017-DNA1, Class M2, (1 month USD LIBOR + 2.50%), 4.56%, due 3/25/30	8,420	(d)
	3,250		Ser. 2017-HQA3, Class M2, (1 month USD LIBOR + 2.35%), 4.41%, due 4/25/30	3,334	(d)
	5,680		Ser. 2018-DNA1, Class M2, (1 month USD LIBOR + 1.80%), 3.86%, due 7/25/30	5,632	(d)(n)
	15,550		Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.36%, due 9/25/30	15,597	(d)
	548		JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1 month USD LIBOR + 0.16%), 2.22%, due 10/25/36	524	(d)
	1,000		Permanent Master Issuer PLC, Ser. 2018-1A, Class 1A1, (3 month USD LIBOR + 0.38%), 2.75%, due 7/15/58	998	(d)(m)
				185,836
Commercial Mortgage-Backed 1.8%
	1,000		BXMT Ltd., Ser. 2017-FL1, Class A, (1 month USD LIBOR + 0.87%), 2.94%, due 6/15/35	1,002	(d)(m)
			Citigroup Commercial Mortgage Trust
	5,891		Ser. 2012-GC8, Class XA, 1.81%, due 9/10/45	332	(m)(o)(p)
	2,504		Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/45	2,476
	1,000		Ser. 2012-GC8, Class B, 4.29%, due 9/10/45	1,009	(m)
	48,009		Ser. 2014-GC25, Class XA, 1.02%, due 10/10/47	2,448	(o)(p)
	31,815		Ser. 2015-GC27, Class XA, 1.39%, due 2/10/48	2,188	(o)(p)
			Commercial Mortgage Loan Trust
	37,371		Ser. 2014-CR17, Class XA, 1.08%, due 5/10/47	1,524	(o)(p)
	1,000		Ser. 2015-CR26, Class A4, 3.63%, due 10/10/48	995
	31,110		Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.37%, due 1/10/46	467	(m)(o)(p)
			Commercial Mortgage Trust
	37,818		Ser. 2012-CR2, Class XA, 1.65%, due 8/15/45	2,051	(o)(p)
	171		Ser. 2012-CR3, Class XA, 1.88%, due 10/15/45	11	(o)(p)
	34,000		Ser. 2013-CR6, Class XB, 0.53%, due 3/10/46	763	(o)(p)
	41,931		Ser. 2014-CR16, Class XA, 1.15%, due 4/10/47	1,643	(o)(p)
	52,383		Ser. 2014-UBS3, Class XA, 1.29%, due 6/10/47	2,411	(o)(p)
	6,347		Ser. 2014-CR19, Class A1, 1.42%, due 8/10/47	6,313
	54,951		Ser. 2014-UBS6, Class XA, 0.96%, due 12/10/47	2,323	(o)(p)
			CSAIL Commercial Mortgage Trust
	10,440		Ser. 2018-CX11, Class A1, 2.89%, due 4/15/51	10,377
	38,078		Ser. 2015-C2, Class XA, 0.82%, due 6/15/57	1,542	(o)(p)
			GS Mortgage Securities Trust
	271		Ser. 2011-GC5, Class XA, 1.34%, due 8/10/44	9	(m)(o)(p)
	72,208		Ser. 2014-GC18, Class XA, 1.11%, due 1/10/47	2,926	(o)(p)
	56,937		Ser. 2015-GC30, Class XA, 0.87%, due 5/10/50	2,248	(o)(p)
	1,934		JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Class A1, 1.45%, due 9/15/47	1,927
	834		Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.79%, due 7/15/49	14	(m)(o)(p)
			WF-RBS Commercial Mortgage Trust
	8,874		Ser. 2011-C2, Class XA, 0.78%, due 2/15/44	152	(m)(o)(p)
	229		Ser. 2012-C6, Class XA, 2.08%, due 4/15/45	13	(m)(o)(p)
	102,868		Ser. 2013-C14, Class XB, 0.14%, due 6/15/46	934	(o)(p)
	42,349		Ser. 2014-C21, Class XA, 1.08%, due 8/15/47	1,947	(o)(p)
	61,832		Ser. 2014-C25, Class XA, 0.91%, due 11/15/47	2,524	(o)(p)
	18,286		Ser. 2014-C22, Class XA, 0.85%, due 9/15/57	709	(o)(p)
				53,278
Fannie Mae 12.9%
			Pass-Through Certificates
	8		5.00%, due 6/1/40 – 7/1/40	8
	90		6.00%, due 9/1/33 – 9/1/40	99
	0	(r)	6.50%, due 9/1/32	1
	1		7.50%, due 12/1/32	1
	63,015		3.50%, TBA, 30 Year Maturity	62,452	(q)
	10,895		4.00%, TBA, 15 Year Maturity	11,154	(q)
	193,450		4.00%, TBA, 30 Year Maturity	196,525	(q)
	86,420		4.50%, TBA, 30 Year Maturity	89,649	(q)
	14,845		5.00%, TBA, 30 Year Maturity	15,683	(q)
				375,572
Freddie Mac 9.9%
			Pass-Through Certificates
	0	(r)	4.50%, due 8/1/18	0	(r)
	7		5.00%, due 12/1/28	7
	83,460		3.50%, TBA, 30 Year Maturity	82,666	(q)
	156,550		4.00%, TBA, 30 Year Maturity	158,929	(q)
	43,525		4.50%, TBA, 30 Year Maturity	45,136	(q)
				286,738
Ginnie Mae 1.7%
			Pass-Through Certificates
	0	(r)	6.50%, due 7/15/32	0	(r)
	1		7.00%, due 8/15/32	1
	17,835		4.00%, TBA, 30 Year Maturity	18,230	(q)
	24,895		4.50%, TBA, 30 Year Maturity	25,849	(q)
	5,475		5.00%, TBA, 30 Year Maturity	5,739	(q)
				49,819

			Total Mortgage-Backed Securities (Cost $965,338)	951,243

Corporate Bonds 47.4%

Advertising 0.3%
			Lamar Media Corp.
	755		5.00%, due 5/1/23	765
	355		5.75%, due 2/1/26	364
	2,360		MDC Partners, Inc., 6.50%, due 5/1/24	2,083	(m)(n)
	1,170		Nielsen Co. Luxembourg S.a.r.l., 5.50%, due 10/1/21	1,167	(m)
			Nielsen Finance LLC/Nielsen Finance Co.
	1,045		4.50%, due 10/1/20	1,040
	3,400		5.00%, due 4/15/22	3,304	(m)(n)
			Outfront Media Capital LLC/Outfront Media Capital Corp.
	190		5.63%, due 2/15/24	192	(n)
	505		5.88%, due 3/15/25	509	(n)
				9,424
Aerospace & Defense 0.1%
	740		BBA US Holdings, Inc., 5.38%, due 5/1/26	745	(m)(n)
EUR	637		Finmeccanica SpA, 4.88%, due 3/24/25	857
				1,602
Agriculture 0.6%
	$18,570		BAT Capital Corp., 4.54%, due 8/15/47	17,610	(m)(n)

Airlines 0.0%(a)
	650		Unity 1 Sukuk Ltd., 3.86%, due 11/30/21	646	(s)

Apparel 0.1%
EUR	587		Hanesbrands Finance Luxembourg SCA, 3.50%, due 6/15/24	729	(s)
EUR	605		Levi Strauss & Co., 3.38%, due 3/15/27	731
EUR	620		PVH Corp., 3.13%, due 12/15/27	718	(s)
				2,178
Auto Manufacturers 0.6%
	$5,875		Ford Motor Credit Co. LLC, 3.20%, due 1/15/21	5,797	(n)
EUR	600		Peugeot SA, 2.00%, due 3/20/25	704	(s)
EUR	3,140		Volkswagen Bank GmbH, 1.25%, due 12/15/25	3,583	(s)
			Volkswagen Int'l Finance NV
EUR	780		(7 year EUR Swap + 2.20%), 2.50%, due 3/20/22	913	(d)(s)(z)
EUR	5,300		(5 year EUR Swap + 2.54%), 2.70%, due 12/14/22	6,196	(d)(s)(z)
				17,193
Auto Parts & Equipment 0.2%
	$160		American Axle & Manufacturing, Inc., 7.75%, due 11/15/19	168	(n)
	600		Goodyear Tire & Rubber Co., 5.13%, due 11/15/23	596
			IHO Verwaltungs GmbH
	220		4.13% Cash/4.88% PIK, due 9/15/21	217	(m)(t)
	890		4.50% Cash/5.25% PIK, due 9/15/23	854	(m)(t)
EUR	803		LKQ Italia Bondco SpA, 3.88%, due 4/1/24	988	(s)
	1,487		ZF N.A. Capital, Inc., 4.00%, due 4/29/20	1,493	(m)
				4,316
Banking 0.4%
			Ally Financial, Inc.
	2,470		3.25%, due 11/5/18	2,468	(n)
	3,660		8.00%, due 3/15/20	3,898	(n)
	1,090		7.50%, due 9/15/20	1,170	(n)
	865		4.25%, due 4/15/21	867	(n)
	120		4.13%, due 2/13/22	119	(n)
			CIT Group, Inc.
	825		3.88%, due 2/19/19	827	(n)
	150		5.38%, due 5/15/20	154	(n)
	1,080		4.13%, due 3/9/21	1,079
	955		5.00%, due 8/15/22	973	(n)
				11,555
Banks 8.5%
EUR	1,700		ABN AMRO Bank NV, (5 year EUR Swap + 3.90), 4.75%, due 9/22/27	1,926	(d)(s)(z)
	$300		Akbank Turk A/S, 4.00%, due 1/24/20	292	(s)
	400		AKCB Finance Ltd., 3.25%, due 10/22/18	399	(s)
	200		Alfa Bank AO Via Alfa Bond Issuance PLC, 5.00%, due 11/27/18	200	(s)
	400		Banco Bradesco SA, 6.75%, due 9/29/19	414	(s)
	200		Banco Davivienda SA, 5.88%, due 7/9/22	211	(s)
	2,300		Banco de Credito e Inversiones, 3.50%, due 10/12/27	2,125	(m)(n)
	221		Banco del Estado de Chile, 2.67%, due 1/8/21	216	(m)(n)
	224		Banco do Brasil SA, 4.88%, due 4/19/23	220	(m)(n)
	150		Banco Int'l del Peru SAA Interbank, 3.38%, due 1/18/23	145	(s)
	9,150		Banco Santander SA, 3.80%, due 2/23/28	8,500	(n)
	122		Bancolombia SA, 5.95%, due 6/3/21	129	(n)
			Bank of America Corp.
	9,145		Ser. L, 3.95%, due 4/21/25	8,978	(n)
	9,515		(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	9,328	(d)(n)
	16,740		Barclays PLC, 4.38%, due 1/12/26	16,381	(n)
	800		BBVA Bancomer SA, 7.25%, due 4/22/20	843	(s)
	11,300		BNP Paribas SA, 2.38%, due 5/21/20	11,132	(n)
	200		China Construction Bank Asia Corp. Ltd., (5 year CMT + 2.75%), 4.25%, due 8/20/24	200	(d)(s)
			Citigroup, Inc.
	4,180		(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	4,057	(d)(n)
	5,270		(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	4,964	(d)(n)
GBP	2,980		CYBG PLC, (5 year GBP Swap + 6.25%), 8.00%, due 12/8/22	3,999	(d)(s)(z)
EUR	300		Deutsche Bank AG, 4.50%, due 5/19/26	370
			DIB Sukuk Ltd.
	$600		2.92%, due 6/3/20	591	(s)
	400		3.60%, due 3/30/21	395	(s)
	200		Emirates NBD PJSC, 3.25%, due 11/19/19	200	(s)
	400		FirstRand Bank Ltd., 4.25%, due 4/30/20	399	(s)
			Goldman Sachs Group, Inc.
	4,575		2.60%, due 4/23/20	4,528	(n)
	9,350		(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	8,916	(d)(n)
	17,870		(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	17,090	(d)(n)
	7,370		(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	6,882	(d)(n)
	7,240		5.15%, due 5/22/45	7,509	(n)
	650		Gulf Int'l Bank BSC, 3.50%, due 3/25/22	631	(s)
	14,440		HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	13,992	(d)(n)(z)
			IDBI Bank Ltd./GIFT-IFC
	200		4.13%, due 4/23/20	198	(s)
	400		4.25%, due 11/30/20	396	(s)
	600		Itau CorpBanca, 3.88%, due 9/22/19	603	(s)
			JPMorgan Chase & Co.
	14,235		(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	13,998	(d)(n)
	6,925		(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	6,522	(d)
	6,865		(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	6,275	(d)(n)
	600		KEB Hana Bank, (3 month USD LIBOR + 0.73%), 3.07%, due 4/5/20	601	(d)(s)
	200		Kookmin Bank, (3 month USD LIBOR + 0.95%), 3.28%, due 6/9/22	202	(d)(s)
	5,015		Morgan Stanley, Ser. H, (3 month USD LIBOR + 3.61%), 5.45%, due 7/15/19	5,090	(d)(n)(z)
DKK	194,740		Nykredit Realkredit A/S, 2.00%, due 10/1/47	30,406	(n)(s)
	$200		QIB Sukuk Ltd., 3.25%, due 5/23/22	192	(s)
	200		QNB Finance Ltd., 2.88%, due 4/29/20	197	(s)
	900		QNB Finansbank A/S, 6.25%, due 4/30/19	903	(s)
DKK	169,359		Realkredit Danmark A/S, 2.00%, due 10/1/47	26,396	(s)
	$200		Shinhan Bank Co. Ltd., (5 year CMT + 2.15%), 3.88%, due 12/7/26	197	(d)(s)
			TC Ziraat Bankasi A/S
	1,000		4.25%, due 7/3/19	981	(s)
	550		5.13%, due 5/3/22	497	(s)
	2,040		Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/20	2,169	(s)
	1,000		Turkiye Garanti Bankasi A/S, 4.75%, due 10/17/19	988	(s)
	200		Turkiye Is Bankasi AS, 5.50%, due 4/21/19	200	(s)
	200		Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/27/21	183	(s)
	14,820		Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	13,332	(d)(n)(z)
			Yapi ve Kredi Bankasi A/S
	200		5.25%, due 12/3/18	199	(s)
	800		5.13%, due 10/22/19	785	(s)
	200		5.75%, due 2/24/22	182	(s)
				247,854
Beverages 0.7%
	5,130		Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	5,269	(n)
	14,940		Anheuser-Busch InBev Worldwide, Inc., 4.75%, due 4/15/58	15,047	(n)
	250		Coca-Cola Icecek A/S, 4.75%, due 10/1/18	250	(s)
				20,566
Brokerage 0.1%
	2,240		LPL Holdings, Inc., 5.75%, due 9/15/25	2,173	(m)(n)

Building & Construction 0.4%
			Lennar Corp.
	425		4.50%, due 11/15/19	430
	420		8.38%, due 1/15/21	460
	450		4.75%, due 4/1/21	455
	45		4.13%, due 1/15/22	45
	760		5.38%, due 10/1/22	771
	1,095		4.75%, due 11/15/22	1,095
	1,185		4.88%, due 12/15/23	1,185
	665		5.25%, due 6/1/26	648
			Meritage Homes Corp.
	240		7.15%, due 4/15/20	251
	160		6.00%, due 6/1/25	161
	1,190		PulteGroup, Inc., 4.25%, due 3/1/21	1,190
			Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
	1,060		5.25%, due 4/15/21	1,059	(m)
	785		5.63%, due 3/1/24	764	(m)
			Toll Brothers Finance Corp.
	1,545		4.00%, due 12/31/18	1,544	(n)
	290		5.88%, due 2/15/22	302
	700		4.38%, due 4/15/23	685
	260		5.63%, due 1/15/24	267
	615		4.88%, due 3/15/27	581
	880		4.35%, due 2/15/28	789
	110		TRI Pointe Group, Inc., 4.88%, due 7/1/21	110
				12,792
Building Materials 0.1%
	110		Beacon Roofing Supply, Inc., 6.38%, due 10/1/23	114	(n)
	200		Cementos Progreso Trust, 7.13%, due 11/6/23	206	(s)
EUR	474		CEMEX Finance LLC, 4.63%, due 6/15/24	586	(s)
	$1,275		HD Supply, Inc., 5.75%, due 4/15/24	1,339	(m)(n)(u)
	180		Jeld-Wen, Inc., 4.88%, due 12/15/27	168	(m)
	70		Masonite Int'l Corp., 5.63%, due 3/15/23	71	(m)
	470		USG Corp., 5.50%, due 3/1/25	480	(m)
				2,964
Cable & Satellite Television 1.3%
	2,005		Altice France SA, 8.13%, due 2/1/27	2,045	(m)
			Altice Luxembourg SA
	2,380		7.75%, due 5/15/22	2,368	(m)(n)
	1,385		7.63%, due 2/15/25	1,297	(m)(n)
			Altice US Finance I Corp.
	1,025		5.38%, due 7/15/23	1,034	(m)(n)
	1,185		5.50%, due 5/15/26	1,163	(m)(n)
	565		Altice US Finance II Corp., 7.75%, due 7/15/25	595	(m)(n)
	450		Cable One, Inc., 5.75%, due 6/15/22	459	(m)(n)
			CCO Holdings LLC/CCO Holdings Capital Corp.
	1,280		5.25%, due 9/30/22	1,293	(n)
	820		5.13%, due 2/15/23	816	(n)
	70		4.00%, due 3/1/23	67	(m)(n)
	2,205		5.13%, due 5/1/23	2,199	(m)(n)
	180		5.75%, due 1/15/24	182	(n)
	320		5.88%, due 4/1/24	325	(m)(n)
	2,150		5.75%, due 2/15/26	2,138	(m)(n)
	1,995		5.00%, due 2/1/28	1,868	(m)(n)
	2,345		Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	2,339	(m)(n)
			CSC Holdings LLC
	680		6.75%, due 11/15/21	709	(n)
	450		10.13%, due 1/15/23	495	(m)
	2,101		10.88%, due 10/15/25	2,437	(m)(n)
	775		5.50%, due 4/15/27	746	(m)(n)
			DISH DBS Corp.
	755		6.75%, due 6/1/21	761	(n)
	220		5.88%, due 7/15/22	206	(n)
	80		5.00%, due 3/15/23	69	(n)
	1,730		5.88%, due 11/15/24	1,442	(n)

			Numericable-SFR SA
	2,535		6.00%, due 5/15/22	2,613	(m)(n)
	1,160		6.25%, due 5/15/24	1,153	(m)
	2,380		7.38%, due 5/1/26	2,363	(m)(n)
	1,080		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	1,099	(m)
	595		UPCB Finance IV Ltd., 5.38%, due 1/15/25	579	(m)
			Virgin Media Finance PLC
	530		5.25%, due 2/15/22	503
	250		6.38%, due 4/15/23	257	(m)
	365		6.00%, due 10/15/24	356	(m)
	1,520		Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,448	(m)(n)
	1,420		Ziggo BV, 5.50%, due 1/15/27	1,352	(m)(n)
				38,776
Chemicals 0.5%
	400		Alpek SAB de CV, 4.50%, due 11/20/22	400	(s)
	120		Ashland LLC, 4.75%, due 8/15/22	121	(n)
EUR	620		Axalta Coating Systems LLC, 4.25%, due 8/15/24	759	(s)
			Bluestar Finance Holdings Ltd.
	$200		3.13%, due 9/30/19	198	(s)
	200		(3 year CMT + 7.24%), 4.38%, due 12/17/18	199	(d)(s)(z)
	400		Braskem Finance Ltd., 5.75%, due 4/15/21	415	(s)
	200		Braskem Netherlands Finance BV, 3.50%, due 1/10/23	191	(s)
	535		CF Industries, Inc., 5.38%, due 3/15/44	475	(n)
			CNAC HK Finbridge Co. Ltd.
	600		3.50%, due 7/19/22	580	(s)
	211		4.63%, due 3/14/23	212	(s)
	670		5.13%, due 3/14/28	670	(s)
			Huntsman Int'l LLC
	270		4.88%, due 11/15/20	274
	150		5.13%, due 11/15/22	154
EUR	701		4.25%, due 4/1/25	940
EUR	771		INEOS Finance PLC, 2.13%, due 11/15/25	876	(s)
	$500		Mexichem SAB de CV, 4.88%, due 9/19/22	516	(s)
			NOVA Chemicals Corp.
	1,555		5.25%, due 8/1/23	1,553	(m)
	1,570		4.88%, due 6/1/24	1,517	(m)
	1,185		5.00%, due 5/1/25	1,129	(m)
	840		5.25%, due 6/1/27	786	(m)
	170		PQ Corp., 6.75%, due 11/15/22	178	(m)
			WR Grace & Co-Conn
	1,425		5.13%, due 10/1/21	1,450	(m)
	305		5.63%, due 10/1/24	320	(m)
				13,913
Coal 0.0%(a)
	200		Shandong Energy Australia Pty Ltd., 4.55%, due 7/26/20	194	(s)
	200		Yancoal Int’l Resources Development Co. Ltd., (3 year CMT + 8.30%), 5.75%, due 4/13/20	198	(d)(s)(z)
				392
Commercial Services 0.2%
EUR	596		Avis Budget Finance PLC, 4.50%, due 5/15/25	707	(s)
EUR	860		Europcar Groupe SA, 4.13%, due 11/15/24	995	(s)
EUR	674		Hertz Holdings Netherlands BV, 4.13%, due 10/15/21	797	(s)
GBP	565		Iron Mountain UK PLC, 3.88%, due 11/15/25	705	(s)
	$630		Korea Expressway Corp., (3 month USD LIBOR + 0.70%), 3.05%, due 4/20/20	631	(d)(s)
EUR	631		Loxam SAS, 6.00%, due 4/15/25	783	(s)
				4,618
Computers 1.8%
	$9,010		Apple, Inc., 4.65%, due 2/23/46	9,837	(n)
	18,875		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/23	19,816	(m)(n)
			HP Enterprise Co.
	9,165		3.60%, due 10/15/20	9,216	(n)
	11,710		4.90%, due 10/15/25	11,956	(n)
				50,825
Consumer - Commercial Lease Financing 1.1%
			Aircastle Ltd.
	1,950		4.63%, due 12/15/18	1,960	(n)
	1,550		6.25%, due 12/1/19	1,600	(n)
	1,720		5.13%, due 3/15/21	1,765	(n)
	1,500		5.50%, due 2/15/22	1,560	(n)
			Navient Corp.
	505		5.50%, due 1/15/19	510
	3,160		4.88%, due 6/17/19	3,188	(n)
	1,165		8.00%, due 3/25/20	1,229
	770		5.88%, due 3/25/21	782
	380		6.63%, due 7/26/21	392
	695		6.50%, due 6/15/22	709
	1,000		5.88%, due 10/25/24	968
	375		6.75%, due 6/25/25	372
	715		6.75%, due 6/15/26	704
			Park Aerospace Holdings Ltd.
	100		3.63%, due 3/15/21	97	(m)
	4,410		5.25%, due 8/15/22	4,410	(m)(n)
	140		4.50%, due 3/15/23	134	(m)
	2,320		5.50%, due 2/15/24	2,291	(m)(n)
			SLM Corp.
	690		7.25%, due 1/25/22	722
	1,250		6.13%, due 3/25/24	1,231
			Springleaf Finance Corp.
	735		8.25%, due 12/15/20	796
	2,180		7.75%, due 10/1/21	2,354
	1,515		6.13%, due 5/15/22	1,549
	90		5.63%, due 3/15/23	90
	1,230		6.88%, due 3/15/25	1,248
	1,135		7.13%, due 3/15/26	1,153
				31,814
Distribution - Wholesale 0.1%
EUR	619		Autodis SA, (3 month EURIBOR + 4.38%, 4.38% Floor), 4.38%, due 5/1/22	727	(d)(s)
EUR	640		Rexel SA, 2.13%, due 6/15/25	725	(s)
				1,452
Diversified Capital Goods 0.0%(a)
	$130		Anixter, Inc., 5.13%, due 10/1/21	133	(n)

Diversified Financial Services 0.5%
	1,000		Banco BTG Pactual SA, 4.00%, due 1/16/20	991	(n)(s)
	200		CCBL Cayman Corp. Ltd., 3.25%, due 7/28/20	197	(s)
	200		CDBL Funding 2, 2.63%, due 8/1/20	195	(s)
	700		Charming Light Investments Ltd., 4.38%, due 12/21/27	664	(s)
	238		Far East Horizon Ltd., (3 month USD LIBOR + 2.00%), 4.34%, due 7/3/21	236	(d)(s)
	200		GTLK Europe DAC, 5.95%, due 7/19/21	202	(s)
			Huarong Finance 2017 Co. Ltd.
	400		3.38%, due 1/24/20	395	(s)
	200		(3 month USD LIBOR + 1.65%), 3.99%, due 4/27/20	202	(d)(s)
	400		(3 month USD LIBOR + 1.85%), 4.19%, due 4/27/22	408	(d)(s)
	2,950		(5 year CMT + 6.98%), 4.00%, due 11/7/22	2,797	(d)(s)(z)
	600		(5 year CMT + 7.77%), 4.50%, due 1/24/22	588	(d)(s)(z)
			ICBCIL Finance Co. Ltd.
	2,000		3.00%, due 4/5/20	1,985	(s)
	800		3.20%, due 11/10/20	787	(s)
	200		JIC Zhixin Ltd., 3.00%, due 11/24/22	192	(s)
	300		Mestenio Ltd., 8.50%, due 1/2/20	310	(s)
	200		Rural Electrification Corp. Ltd., 3.07%, due 12/18/20	196	(s)
	4,575		Synchrony Financial, 2.70%, due 2/3/20	4,515	(n)
				14,860
Electric 1.3%
	4,600		1MDB Energy Ltd., 5.99%, due 5/11/22	4,645	(n)(s)
	580		Comision Federal de Electricidad, 4.88%, due 5/26/21	593	(s)
GBP	650		Drax Finco PLC, 4.25%, due 5/1/22	864	(s)
GBP	1,129		E.ON International Finance BV, 6.38%, due 6/7/32	2,013
EUR	8,790		EnBW Energie Baden-Wuerttemberg AG, (5 year EUR Swap + 2.34%), 3.63%, due 4/2/76	10,873	(d)(s)
			Eskom Holdings SOC Ltd.
	$1,000		5.75%, due 1/26/21	986	(s)
	980		6.75%, due 8/6/23	960	(s)
	400		Genneia SA, 8.75%, due 1/20/22	385	(s)
GBP	7,072		NGG Finance PLC, (12 year GBP Swap + 3.48%), 5.63%, due 6/18/73	10,187	(d)(s)
GBP	285		NWEN Finance PLC, 5.88%, due 6/21/21	400	(s)
	$600		Pampa Energia SA, 7.38%, due 7/21/23	584	(s)
			Perusahaan Listrik Negara PT
	200		5.50%, due 11/22/21	209	(s)
	200		5.45%, due 5/21/28	208	(m)
	612		6.15%, due 5/21/48	653	(m)
GBP	2,610		SSE PLC, (5 year GBP Swap + 2.75%), 3.63%, due 9/16/77	3,490	(d)(s)
				37,050
Electric - Generation 0.7%
			Calpine Corp.
	$3,255		6.00%, due 1/15/22	3,312	(m)(n)
	2,255		5.38%, due 1/15/23	2,151	(n)
	360		5.88%, due 1/15/24	362	(m)(n)
	445		5.75%, due 1/15/25	409	(n)
			Dynegy, Inc.
	310		7.38%, due 11/1/22	323	(n)
	1,745		5.88%, due 6/1/23	1,795	(n)
	2,140		7.63%, due 11/1/24	2,293	(n)
	355		8.00%, due 1/15/25	386	(m)(n)
	1,140		8.13%, due 1/30/26	1,253	(m)(n)
			NRG Energy, Inc.
	1,255		6.25%, due 7/15/22	1,294
	370		6.25%, due 5/1/24	381
	2,325		7.25%, due 5/15/26	2,476	(n)
	2,520		6.63%, due 1/15/27	2,595	(n)
				19,030
Electric - Integrated 0.2%
	60		IPALCO Enterprises, Inc., 3.45%, due 7/15/20	60
	1,310		PPL Energy Supply LLC, 4.60%, due 12/15/21	1,120	(n)
			Talen Energy Supply LLC
	2,865		9.50%, due 7/15/22	2,750	(m)
	645		6.50%, due 6/1/25	474
				4,404
Electrical Components & Equipment 0.0%(a)
			Belden, Inc.
EUR	170		4.13%, due 10/15/26	208	(s)
EUR	893		3.38%, due 7/15/27	994	(s)
				1,202
Electronics 0.2%
	$1,130		Amkor Technology, Inc., 6.38%, due 10/1/22	1,153	(n)
	200		GCL New Energy Holdings Ltd., 7.10%, due 1/30/21	186	(s)
	445		Micron Technology, Inc., 5.50%, due 2/1/25	460
	1,275		NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	1,278	(m)
	960		Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	1,007	(m)
	2,030		Tsinghua Unic Ltd., 5.38%, due 1/31/23	1,896	(s)
				5,980
Energy - Alternate Sources 0.0%(a)
	300		Azure Power Energy Ltd., 5.50%, due 11/3/22	288	(s)
	200		Greenko Dutch BV, 4.88%, due 7/24/22	194	(s)
	274		Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/25	227	(m)
				709
Energy - Exploration & Production 0.8%
			Antero Resources Corp.
	2,235		5.38%, due 11/1/21	2,266	(n)
	1,540		5.13%, due 12/1/22	1,544	(n)
	1,495		Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	1,652	(m)(n)
			Chesapeake Energy Corp.
	180		6.63%, due 8/15/20	187	(n)
	100		6.88%, due 11/15/20	104	(n)
	655		6.13%, due 2/15/21	670	(n)
	920		8.00%, due 1/15/25	943
	1,155		8.00%, due 6/15/27	1,181	(n)
			EP Energy LLC/Everest Acquisition Finance, Inc.
	615		7.75%, due 9/1/22	477	(n)
	2,710		6.38%, due 6/15/23	1,829	(n)
	2,125		9.38%, due 5/1/24	1,748	(m)(n)
	70		Laredo Petroleum, Inc., 5.63%, due 1/15/22	70
			Newfield Exploration Co.
	120		5.75%, due 1/30/22	125
	330		5.38%, due 1/1/26	337
			Oasis Petroleum, Inc.
	630		6.88%, due 3/15/22	642
	100		6.88%, due 1/15/23	102
	425		6.25%, due 5/1/26	427	(m)
	400		PDC Energy, Inc., 6.13%, due 9/15/24	401
			Range Resources Corp.
	460		5.75%, due 6/1/21	470
	355		5.00%, due 8/15/22	348
	2,155		5.00%, due 3/15/23	2,066
			Sanchez Energy Corp.
	120		7.75%, due 6/15/21	104
	2,100		6.13%, due 1/15/23	1,446
			SM Energy Co.
	1,115		6.13%, due 11/15/22	1,143
	570		5.00%, due 1/15/24	549
			Whiting Petroleum Corp.
	900		5.75%, due 3/15/21	918
	1,145		6.25%, due 4/1/23	1,187
	365		6.63%, due 1/15/26	378
			WPX Energy, Inc.
	795		5.25%, due 9/15/24	790
	370		5.75%, due 6/1/26	371
				24,475
Engineering & Construction 0.1%
	200		Chang Development Int'l Ltd., 3.63%, due 1/20/20	188	(s)
	202		Dianjian International Finance Ltd., (5 year CMT + 6.93%), 4.60%, due 3/13/23	194	(d)(s)(z)
	2,295		Indo Energy Finance II BV, 6.38%, due 1/24/23	2,262	(s)
EUR	600		SPIE SA, 3.13%, due 3/22/24	703	(s)
				3,347
Entertainment 0.2%
GBP	524		AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	698
EUR	696		Codere Finance 2 Luxembourg SA, 6.75%, due 11/1/21	785	(s)
EUR	562		Int'l Game Technology PLC, 4.75%, due 2/15/23	712	(s)
GBP	518		Ladbrokes Group Finance PLC, 5.13%, due 9/8/23	709	(s)
EUR	600		Merlin Entertainments PLC, 2.75%, due 3/15/22	732	(s)
EUR	633		Scientific Games Int'l, Inc., 3.38%, due 2/15/26	711	(s)
GBP	571		William Hill PLC, 4.88%, due 9/7/23	786	(s)
EUR	711		WMG Acquisition Corp., 4.13%, due 11/1/24	860	(s)
				5,993
Environmental 0.0%(a)
	$255		Advanced Disposal Services, Inc., 5.63%, due 11/15/24	252	(m)(n)
Environmental Control 0.0%(a)
EUR	615		Paprec Holding SA, 4.00%, due 3/31/25	723	(s)

Food 1.1%
EUR	600		Casino Guichard Perrachon SA, 4.05%, due 8/5/26	677	(s)
EUR	609		Darling Global Finance BV, 3.63%, due 5/15/26	726	(s)
			Grupo Bimbo SAB de CV
	$11,555		4.70%, due 11/10/47	10,795	(m)(n)
	7,200		(5 year CMT + 3.28%), 5.95%, due 4/17/23	7,308	(d)(m)(z)
			JBS Investments GmbH
	3,600		7.75%, due 10/28/20	3,691	(s)
	1,120		7.25%, due 4/3/24	1,123	(s)
			Marfrig Holdings Europe BV
	600		6.88%, due 6/24/19	606	(s)
	3,200		8.00%, due 6/8/23	3,272	(s)
	2,060		Minerva Luxembourg SA, 6.50%, due 9/20/26	1,918	(s)
EUR	667		Nomad Foods Bondco PLC, 3.25%, due 5/15/24	777	(s)
GBP	550		Tesco PLC, 5.50%, due 1/13/33	842
				31,735
Food & Drug Retail 0.0%(a)
			Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC
	$220		6.63%, due 6/15/24	210	(n)
	865		5.75%, due 3/15/25	777	(n)
				987
Food - Wholesale 0.1%
	735		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, due 1/15/24	773
			Post Holdings, Inc.
	1,295		5.50%, due 3/1/25	1,275	(m)
	685		5.75%, due 3/1/27	668	(m)
	835		5.63%, due 1/15/28	795	(m)
				3,511
Food Service 0.0%(a)
EUR	609		Aramark Int'l Finance S.a.r.l., 3.13%, due 4/1/25	737	(s)

Forest Products & Paper 0.1%
EUR	591		Smurfit Kappa Acquisitions, 2.75%, due 2/1/25	715	(s)
EUR	613		Stora Enso OYJ, 2.50%, due 3/21/28	734	(s)
				1,449
Gaming 0.7%
			Boyd Gaming Corp.
	$1,600		6.88%, due 5/15/23	1,683	(n)
	1,220		6.38%, due 4/1/26	1,247	(n)
	540		Eldorado Resorts, Inc., 7.00%, due 8/1/23	568	(n)
			GLP Capital L.P./GLP Financing II, Inc.
	2,030		4.38%, due 11/1/18	2,031	(n)
	2,515		4.88%, due 11/1/20	2,553	(n)
	330		4.38%, due 4/15/21	335
	925		5.38%, due 11/1/23	955
	200		5.38%, due 4/15/26	203
			Int'l Game Technology PLC
	1,725		5.63%, due 2/15/20	1,757	(m)
	210		6.25%, due 2/15/22	217	(m)
	551		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, due 11/15/21	569	(m)
			MGM Resorts Int'l
	1,800		8.63%, due 2/1/19	1,840	(n)
	680		5.25%, due 3/31/20	695
	855		6.63%, due 12/15/21	911
	200		7.75%, due 3/15/22	219
	815		5.75%, due 6/15/25	822
	695		Scientific Games Int'l, Inc., 10.00%, due 12/1/22	742
	1,310		VICI Properties 1 LLC/VICI FC, Inc., 8.00%, due 10/15/23	1,449
				18,796
Gas 0.4%
	200		Binhai Investment Co. Ltd., 4.45%, due 11/30/20	188	(s)
			Centrica PLC
GBP	2,900		(5 year GBP Swap + 3.61%), 5.25%, due 4/10/75	4,020	(d)(s)
EUR	5,675		(5 year EUR Swap + 2.69%), 3.00%, due 4/10/76	6,839	(d)(s)
				11,047
Gas Distribution 1.0%
	$1,230		Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,235	(n)
	1,555		Cheniere Corpus Christi Holdings LLC, 5.88%, due 3/31/25	1,637	(n)
	2,250		Cheniere Energy Partners L.P., 5.25%, due 10/1/25	2,239
			Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
	455		6.25%, due 4/1/23	464	(n)
	345		5.75%, due 4/1/25	348	(n)
			DCP Midstream LLC
	885		9.75%, due 3/15/19	921	(m)(n)
	150		5.35%, due 3/15/20	154	(m)(n)
	590		4.75%, due 9/30/21	598	(m)(n)
	905		(3 month USD LIBOR + 3.85%), 5.85%, due 5/21/43	824	(d)(m)(n)
			DCP Midstream Operating L.P.
	495		2.70%, due 4/1/19	491	(n)
	635		5.60%, due 4/1/44	606	(n)
	350		Duke Energy Corp., 8.13%, due 8/16/30	422	(n)
			Energy Transfer Equity L.P.
	2,685		7.50%, due 10/15/20	2,866	(n)
	605		5.88%, due 1/15/24	629	(n)
			NuStar Logistics L.P.
	785		4.80%, due 9/1/20	788
	425		6.75%, due 2/1/21	443
	390		4.75%, due 2/1/22	382
	465		5.63%, due 4/28/27	454
			Rockies Express Pipeline LLC
	1,260		6.00%, due 1/15/19	1,273	(m)
	1,655		5.63%, due 4/15/20	1,703	(m)(n)
	550		SemGroup Corp., 7.25%, due 3/15/26	549
			SemGroup Corp./Rose Rock Finance Corp.
	160		5.63%, due 7/15/22	158
	1,790		5.63%, due 11/15/23	1,709	(n)
			Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	270		5.50%, due 8/15/22	267
	1,615		5.75%, due 4/15/25	1,558	(n)
			Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	805		4.13%, due 11/15/19	805
	540		5.25%, due 5/1/23	544
	590		4.25%, due 11/15/23	566
	1,450		6.75%, due 3/15/24	1,530	(n)
	670		5.13%, due 2/1/25	672
	1,130		5.00%, due 1/15/28	1,066	(m)
			Williams Cos., Inc.
	990		7.88%, due 9/1/21	1,099
	180		5.75%, due 6/24/44	192
				29,192
Health Facilities 0.9%
			Acadia Healthcare Co., Inc.
	335		5.13%, due 7/1/22	332	(n)
	235		6.50%, due 3/1/24	239	(n)
	650		Amsurg Corp., 5.63%, due 7/15/22	665	(n)
	935		Columbia/HCA Corp., 7.69%, due 6/15/25	1,028	(n)
			Envision Healthcare Corp.
	1,080		5.13%, due 7/1/22	1,095	(m)(n)
	1,345		6.25%, due 12/1/24	1,432	(m)
			HCA, Inc.
	1,030		6.50%, due 2/15/20	1,072
	170		7.50%, due 2/15/22	187
	3,000		5.88%, due 3/15/22	3,154
	1,970		4.75%, due 5/1/23	1,996
	1,935		5.00%, due 3/15/24	1,964	(n)
	1,135		5.25%, due 4/15/25	1,160
	620		LifePoint Health, Inc., 5.88%, due 12/1/23	648
	270		LifePoint Hospitals, Inc., 5.50%, due 12/1/21	275
			MPT Operating Partnership L.P./MPT Finance Corp.
	1,545		6.38%, due 3/1/24	1,622
	2,070		5.50%, due 5/1/24	2,086	(n)
	1,545		5.25%, due 8/1/26	1,522	(n)
	1,855		5.00%, due 10/15/27	1,795	(n)
			Tenet Healthcare Corp.
	250		4.75%, due 6/1/20	253
	150		4.50%, due 4/1/21	150
	975		7.50%, due 1/1/22	1,021	(m)
	345		8.13%, due 4/1/22	367
	660		6.75%, due 6/15/23	670
	837		4.63%, due 7/15/24	811
	285		6.88%, due 11/15/31	259
	600		THC Escrow Corp., 7.00%, due 8/1/25	602	(m)
	355		Universal Health Services, Inc., 4.75%, due 8/1/22	358	(m)
				26,763
Health Services 0.3%
			DaVita HealthCare Partners, Inc.
	1,295		5.13%, due 7/15/24	1,260	(n)
	395		5.00%, due 5/1/25	372	(n)
	1,950		DaVita, Inc., 5.75%, due 8/15/22	1,984	(n)
	1,010		IMS Health, Inc., 5.00%, due 10/15/26	1,007	(m)
	170		inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/24	179	(m)
	390		Quintiles IMS, Inc., 4.88%, due 5/15/23	396	(m)
			Service Corp. Int'l
	430		4.50%, due 11/15/20	431
	800		5.38%, due 1/15/22	809
	2,230		5.38%, due 5/15/24	2,258
				8,696
Healthcare - Services 0.0%(a)
GBP	545		Voyage Care BondCo PLC, 5.88%, due 5/1/23	717	(s)

Holding Companies - Diversified 0.1%
GBP	429		Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/26	674	(s)(u)
EUR	624		ProGroup AG, 3.00%, due 3/31/26	717	(s)
				1,391
Home Builders 0.0%(a)
GBP	653		Miller Homes Group Holdings PLC, 5.50%, due 10/15/24	857	(s)

Hotels 0.1%
	$1,005		ESH Hospitality, Inc., 5.25%, due 5/1/25	975	(m)(n)
	545		Hilton Domestic Operating Co, Inc., 5.13%, due 5/1/26	545	(m)
	965		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, due 4/1/25	941
	110		RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/21	111
				2,572
Household Products - Wares 0.0%(a)
	$500		Controladora Mabe SA de CV, 7.88%, due 10/28/19	521	(s)
EUR	340		Spectrum Brands, Inc., 4.00%, due 10/1/26	395	(s)
				916
Insurance 0.4%
	$8,750		AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	8,375	(m)(n)
	200		Kyobo Life Insurance Co. Ltd., (5 year CMT + 2.09%), 3.95%, due 7/24/47	187	(d)(s)
GBP	1,414		Phoenix Group Holdings, 5.75%, due 7/7/21	2,044	(s)
				10,606
Internet 0.0%(a)
EUR	557		Netflix, Inc., 3.63%, due 5/15/27	640
			United Group BV
EUR	300		4.38%, due 7/1/22	360	(s)
EUR	300		4.88%, due 7/1/24	361	(s)
				1,361
Investment Companies 0.0%(a)
	$200		Huarong Finance Co. Ltd., 4.00%, due 7/17/19	200	(s)
	400		Huarong Finance II Co. Ltd., 2.88%, due 11/22/19	395	(s)
	200		Zhongyuan Sincere Investment Co. Ltd., 3.75%, due 1/19/21	189	(s)
				784
Investments & Misc. Financial Services 0.1%
			MSCI, Inc.
	1,945		5.25%, due 11/15/24	1,994	(m)(n)
	870		5.75%, due 8/15/25	907	(m)
				2,901
Iron - Steel 0.5%
	200		Baosteel Financing 2015 Pty Ltd., 3.88%, due 1/28/20	199	(s)
	3,250		CSN Resources SA, 6.50%, due 7/21/20	3,129	(s)
	400		Gerdau Holdings, Inc., 7.00%, due 1/20/20	418	(s)
	600		HeSteel Hong Kong Co. Ltd., 4.25%, due 4/7/20	582	(s)
	1,200		JSW Steel Ltd., 4.75%, due 11/12/19	1,196	(s)
	400		Shougang Group Co. Ltd., 3.38%, due 12/9/19	396	(s)
	6,765		Vale Overseas Ltd., 6.25%, due 8/10/26	7,438	(n)
				13,358
Leisure Time 0.0%(a)
EUR	615		Piaggio & C SpA, 3.63%, due 4/30/25	736	(s)

Lodging 0.1%
			Studio City Co. Ltd.
	$300		5.88%, due 11/30/19	303	(s)
	1,150		7.25%, due 11/30/21	1,193	(s)
				1,496
Machinery 0.1%
			CNH Industrial Capital LLC
	520		3.38%, due 7/15/19	521	(n)
	510		4.88%, due 4/1/21	522	(n)
	640		4.38%, due 4/5/22	644	(n)
	335		CNH Industrial NV, 4.50%, due 8/15/23	337	(n)
	330		Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	361
				2,385
Machinery - Construction & Mining 0.0%(a)
EUR	700		Orano SA, 4.88%, due 9/23/24	871
	$120		Oshkosh Corp., 5.38%, due 3/1/25	124
				995
Managed Care 0.2%
			Centene Corp.
	1,700		4.75%, due 5/15/22	1,719	(n)
	1,595		6.13%, due 2/15/24	1,679	(n)
	650		5.38%, due 6/1/26	665	(m)(n)
	1,200		MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	1,242	(m)
				5,305
Media 2.1%
EUR	688		Altice Finco SA, 4.75%, due 1/15/28	698	(s)
EUR	923		Altice Luxembourg SA, 7.25%, due 5/15/22	1,106	(s)
			Charter Communications Operating LLC/Charter Communications Operating Capital
	$20,845		4.91%, due 7/23/25	21,236	(n)
	7,475		6.48%, due 10/23/45	8,134	(n)
	2,915		5.38%, due 5/1/47	2,805	(n)
	9,230		5.75%, due 4/1/48	9,283	(n)
	10,120		Comcast Corp., 4.00%, due 8/15/47	9,263	(n)
	2,245		Discovery Communications LLC, 5.20%, due 9/20/47	2,212	(n)
EUR	1,189		Numericable-SFR SA, 5.63%, due 5/15/24	1,441	(s)
	$1,400		Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, due 3/1/28	1,277	(m)
EUR	568		Telenet Finance VI Luxembourg SCA, 4.88%, due 7/15/27	705	(s)
EUR	459		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	604	(s)
EUR	170		UPCB Finance IV Ltd., 4.00%, due 1/15/27	203	(s)
			Virgin Media Secured Finance PLC
GBP	144		5.50%, due 1/15/25	193	(s)
GBP	548		4.88%, due 1/15/27	700	(s)
GBP	340		6.25%, due 3/28/29	466	(s)
	$400		VTR Finance BV, 6.88%, due 1/15/24	414	(s)
EUR	290		Ziggo Bond Co. BV, 7.13%, due 5/15/24	363	(s)
EUR	315		Ziggo Bond Finance BV, 4.63%, due 1/15/25	366	(s)
				61,469
Media Content 0.6%
			AMC Networks, Inc.
	$100		4.75%, due 12/15/22	100	(n)
	80		5.00%, due 4/1/24	79	(n)
	585		4.75%, due 8/1/25	562	(n)
			Gannett Co., Inc.
	1,028		5.13%, due 10/15/19	1,031
	1,850		5.13%, due 7/15/20	1,873
	435		Lions Gate Capital Holdings LLC, 5.88%, due 11/1/24	445	(m)
			Netflix, Inc.
	770		5.38%, due 2/1/21	790
	860		5.50%, due 2/15/22	887	(n)
	480		4.38%, due 11/15/26	450
	330		4.88%, due 4/15/28	312	(m)
	60		Nexstar Broadcasting, Inc., 6.13%, due 2/15/22	61	(m)
			Sinclair Television Group, Inc.
	1,010		5.38%, due 4/1/21	1,016
	290		5.63%, due 8/1/24	286	(m)
	630		5.13%, due 2/15/27	584	(m)
			Sirius XM Radio, Inc.
	650		3.88%, due 8/1/22	631	(m)
	305		4.63%, due 5/15/23	300	(m)
	2,480		6.00%, due 7/15/24	2,564	(m)
	1,275		5.38%, due 7/15/26	1,248	(m)
	790		5.00%, due 8/1/27	751	(m)
			Univision Communications, Inc.
	806		6.75%, due 9/15/22	823	(m)
	4,070		5.13%, due 5/15/23	3,887	(m)(n)
				18,680
Medical Products 0.1%
			Fresenius Medical Care US Finance II, Inc.
	1,105		6.50%, due 9/15/18	1,109	(m)
	540		5.88%, due 1/31/22	571	(m)
			Hologic, Inc.
	800		4.38%, due 10/15/25	774	(m)
	155		4.63%, due 2/1/28	146	(m)
	110		Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, due 5/15/22	109	(m)(n)
				2,709
Metals - Mining Excluding Steel 0.5%
			Arconic, Inc.
	60		6.15%, due 8/15/20	62	(n)
	140		5.40%, due 4/15/21	143
	100		5.87%, due 2/23/22	103
	390		5.13%, due 10/1/24	389	(n)
			First Quantum Minerals Ltd.
	190		7.00%, due 2/15/21	192	(m)
	615		7.25%, due 5/15/22	618	(m)
			FMG Resources (August 2006) Pty Ltd.
	630		4.75%, due 5/15/22	613	(m)
	315		5.13%, due 5/15/24	302	(m)
			Freeport-McMoRan, Inc.
	780		3.10%, due 3/15/20	770
	1,060		4.00%, due 11/14/21	1,051
	1,570		3.55%, due 3/1/22	1,521
	1,335		3.88%, due 3/15/23	1,285	(n)
	1,790		5.40%, due 11/14/34	1,642	(n)
	1,185		5.45%, due 3/15/43	1,052
			Hudbay Minerals, Inc.
	230		7.25%, due 1/15/23	237	(m)
	725		7.63%, due 1/15/25	749	(m)
			Novelis Corp.
	495		6.25%, due 8/15/24	496	(m)
	1,125		5.88%, due 9/30/26	1,079	(m)
			Teck Resources Ltd.
	915		4.75%, due 1/15/22	942
	625		8.50%, due 6/1/24	688	(m)
	840		6.25%, due 7/15/41	876
				14,810
Mining 0.3%
			China Minmetals Corp.
	430		(3 year CMT + 6.07%), 4.45%, due 5/13/21	424	(d)(s)(z)
	700		(5 year CMT + 4.72%), 3.75%, due 11/13/22	642	(d)(s)(z)
	690		Chinalco Capital Holdings Ltd., 4.25%, due 4/21/22	662	(s)
	200		Cia Brasileira de Aluminio, 6.75%, due 4/5/21	208	(s)
EUR	611		Constellium NV, 4.25%, due 2/15/26	714	(s)
	$1,000		Gold Fields Orogen Holdings BVI Ltd., 4.88%, due 10/7/20	996	(s)
	400		Minera y Metalurgica del Boleo SA de CV, 2.88%, due 5/7/19	398	(s)
			Vedanta Resources PLC
	510		8.25%, due 6/7/21	530	(s)
	1,400		6.38%, due 7/30/22	1,376	(s)
	3,030		VM Holding SA, 5.38%, due 5/4/27	2,992	(s)
				8,942
Miscellaneous Manufacturer 1.3%
EUR	789		Colfax Corp., 3.25%, due 5/15/25	948	(s)
	$36,330		General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	35,691	(d)(n)(z)
				36,639
Multi-National 0.0%(a)
	500		African Export-Import Bank, 4.75%, due 7/29/19	505	(s)
	800		Banque Ouest Africaine de Developpement, 5.50%, due 5/6/21	822	(s)
				1,327
Oil & Gas 2.0%
	5,775		Canadian Natural Resources Ltd., 6.25%, due 3/15/38	6,823	(n)
	200		Ecopetrol SA, 7.63%, due 7/23/19	208	(n)
	360		Harvest Operations Corp., 3.00%, due 9/21/22	347	(m)
			KazMunayGas National Co. JSC
	900		3.88%, due 4/19/22	893	(s)
	1,117		4.75%, due 4/24/25	1,142	(m)
	508		5.38%, due 4/24/30	520	(m)
	2,170		5.75%, due 4/19/47	2,131	(s)
	2,089		6.38%, due 10/24/48	2,184	(m)
	8,830		Noble Energy, Inc., 5.25%, due 11/15/43	9,150	(n)
			Petrobras Global Finance BV
	367		8.38%, due 5/23/21	404
	136		6.13%, due 1/17/22	141
GBP	1,306		6.25%, due 12/14/26	1,774
	$3,050		7.38%, due 1/17/27	3,169
			Petroleos Mexicanos
	850		4.88%, due 1/24/22	859
	820		(3 month USD LIBOR + 3.65%), 5.98%, due 3/11/22	874	(d)
	840		5.38%, due 3/13/22	861
	8,265		6.50%, due 3/13/27	8,397
	455		5.35%, due 2/12/28	425	(m)
	700		6.50%, due 6/2/41	646
	2,080		6.75%, due 9/21/47	1,919
EUR	623		Repsol Int'l Finance BV, (10 year EUR Swap + 4.20%), 4.50%, due 3/25/75	785	(d)(s)
			State Oil Co. of the Azerbaijan Republic
	$3,140		4.75%, due 3/13/23	3,124	(s)
	2,450		6.95%, due 3/18/30	2,649	(s)
EUR	5,985		TOTAL SA, (5 year EUR Swap + 2.75%), 2.71%, due 5/5/23	7,331	(d)(s)(z)
			YPF SA
	$250		8.88%, due 12/19/18	252	(s)
	600		8.50%, due 3/23/21	619	(s)
				57,627
Oil Field Equipment & Services 0.1%
			Precision Drilling Corp.
	775		6.50%, due 12/15/21	788
	760		7.75%, due 12/15/23	804
	1,400		5.25%, due 11/15/24	1,337	(n)
				2,929
Packaging 0.6%
			Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	915		4.25%, due 9/15/22	899	(m)(n)
	600		4.63%, due 5/15/23	592	(m)(n)
	1,350		6.00%, due 2/15/25	1,318	(m)(n)
			Ball Corp.
	925		4.38%, due 12/15/20	934	(n)
	975		5.00%, due 3/15/22	1,002	(n)
			Berry Plastics Corp.
	260		5.50%, due 5/15/22	264	(n)
	100		6.00%, due 10/15/22	102	(n)
	1,630		5.13%, due 7/15/23	1,618	(n)
	1,315		BWAY Holding Co., 5.50%, due 4/15/24	1,284	(m)(n)
	125		Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	123
	730		Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	686	(m)(n)
	180		Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	182
	1,910		Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	1,910	(m)
			Reynolds Group Issuer, Inc.
	3,620		5.75%, due 10/15/20	3,626	(n)
	237		6.88%, due 2/15/21	240
	2,890		5.13%, due 7/15/23	2,874	(m)(n)
	325		Sealed Air Corp., 5.50%, due 9/15/25	335	(m)
				17,989
Packaging & Containers 0.2%
EUR	540		ARD Finance SA, 6.63% Cash/7.38% PIK, due 9/15/23	653	(t)
			Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR	180		2.75%, due 3/15/24	212	(s)
EUR	558		6.75%, due 5/15/24	705	(s)
EUR	1,346		Crown European Holdings SA, 3.38%, due 5/15/25	1,619	(s)
EUR	350		Horizon Holdings I SAS, 7.25%, due 8/1/23	424	(s)
EUR	350		OI European Group BV, 3.13%, due 11/15/24	417	(s)
	$80		Sealed Air Corp., 4.88%, due 12/1/22	81	(m)
EUR	607		Silgan Holdings, Inc., 3.25%, due 3/15/25	726
				4,837
Personal & Household Products 0.1%
			Energizer Holdings, Inc.
	$335		4.70%, due 5/19/21	335	(n)
	970		4.70%, due 5/24/22	953	(n)
	310		HRG Group, Inc., 7.75%, due 1/15/22	320
			Prestige Brands, Inc.
	180		5.38%, due 12/15/21	180	(m)
	330		6.38%, due 3/1/24	329	(m)
			Spectrum Brands, Inc.
	60		6.13%, due 12/15/24	61
	410		5.75%, due 7/15/25	409
				2,587
Pharmaceuticals 2.5%
	8,905		AbbVie, Inc., 4.70%, due 5/14/45	8,747	(n)
EUR	729		Catalent Pharma Solutions, Inc., 4.75%, due 12/15/24	896	(s)
			CVS Health Corp.
	$17,305		4.30%, due 3/25/28	17,239	(n)
	22,115		5.05%, due 3/25/48	22,915	(n)
	250		Endo Finance LLC, 5.75%, due 1/15/22	229	(m)(n)
			Endo Finance LLC/Endo Finco, Inc.
	160		7.25%, due 1/15/22	151	(m)(n)
	1,195		5.38%, due 1/15/23	1,013	(m)(n)
			Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
	1,340		6.00%, due 7/15/23	1,139	(m)(n)
	650		6.00%, due 2/1/25	522	(m)(n)
EUR	680		Grifols SA, 3.20%, due 5/1/25	794	(s)
	$300		Hikma Pharmaceuticals PLC, 4.25%, due 4/10/20	299	(s)
			Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC
	110		4.88%, due 4/15/20	109	(m)
	425		5.50%, due 4/15/25	342	(m)
EUR	628		Nidda BondCo GmbH, 5.00%, due 9/30/25	697	(s)
	$10,995		Shire Acquisitions Investments Ireland DAC, 2.40%, due 9/23/21	10,586
EUR	561		Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/27	565	(s)
	$600		Teva Pharmaceutical Finance Netherlands III BV, 1.70%, due 7/19/19	589
			Valeant Pharmaceuticals Int'l, Inc.
	855		6.50%, due 3/15/22	892	(m)
	150		5.50%, due 3/1/23	142	(m)
EUR	663		4.50%, due 5/15/23	749	(s)
	$2,865		5.88%, due 5/15/23	2,752	(m)(n)
	390		7.00%, due 3/15/24	413	(m)
	1,300		5.50%, due 11/1/25	1,301	(m)
				73,081
Pipelines 2.0%
	3,160		Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/47	3,062	(s)
			Energy Transfer Partners L.P.
	4,305		5.80%, due 6/15/38	4,438	(n)
	12,360		Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	11,742	(d)(n)(z)
			Kinder Morgan, Inc.
	10,892		5.00%, due 2/15/21	11,258	(m)(n)
	11,275		5.55%, due 6/1/45	11,834	(n)
	14,140		MPLX L.P., 4.70%, due 4/15/48	13,461	(n)
	137		Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, due 9/30/20	140	(s)
	1,000		Southern Gas Corridor CJSC, 6.88%, due 3/24/26	1,100	(n)(s)
	150		Transportadora de Gas del Sur SA, 6.75%, due 5/2/25	141	(m)
	400		Transportadora de Gas Int'l SA ESP, 5.70%, due 3/20/22	408	(s)
				57,584
Printing & Publishing 0.2%
			Harland Clarke Holdings Corp.
	220		6.88%, due 3/1/20	217	(m)
	1,685		8.38%, due 8/15/22	1,611	(m)(n)
			R.R. Donnelley & Sons Co.
	1,714		7.63%, due 6/15/20	1,757	(n)
	1,530		7.88%, due 3/15/21	1,560
				5,145
Real Estate 0.3%
	2,600		China Evergrande Group, 8.75%, due 6/28/25	2,412	(s)
	200		CIFI Holdings Group Co. Ltd., 6.38%, due 5/2/20	199	(s)
	400		Country Garden Holdings Co. Ltd., 7.50%, due 3/9/20	408	(s)
	200		Franshion Brilliant Ltd., 5.75%, due 3/19/19	202	(s)
	600		Moon Wise Global Ltd., (5 year CMT + 12.37%), 9.00%, due 1/28/19	607	(d)(s)(z)
	600		Poly Real Estate Finance Ltd., 5.25%, due 4/25/19	606	(s)
	1,000		Qatari Diar Finance Co., 5.00%, due 7/21/20	1,027	(s)
	600		RKI Overseas Finance 2016 A Ltd., 5.00%, due 8/9/19	594	(s)
	400		Shimao Property Holdings Ltd., 8.38%, due 2/10/22	420	(s)
	200		Sino-Ocean Land Treasure IV Ltd., (3 month USD LIBOR + 2.30%), 4.64%, due 7/31/21	200	(d)(s)
EUR	636		Summit Germany Ltd., 2.00%, due 1/31/25	700	(s)
	$250		Sunac China Holdings Ltd., 7.35%, due 7/19/21	241	(s)
	200		Wisdom Glory Group Ltd., (3 year CMT + 8.67%), 5.25%, due 7/19/20	191	(d)(s)(z)
				7,807
Real Estate Development & Management 0.0%(a)
			Realogy Group LLC/Realogy Co-Issuer Corp.
	1,165		4.50%, due 4/15/19	1,168	(m)
	60		5.25%, due 12/1/21	60	(m)
				1,228
Real Estate Investment Trusts 0.2%
EUR	994		Equinix, Inc., 2.88%, due 2/1/26	1,130
EUR	847		MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, due 3/24/25	1,019
	$2,200		Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	2,230	(n)
			Starwood Property Trust, Inc.
	1,310		3.63%, due 2/1/21	1,281	(m)
	310		5.00%, due 12/15/21	314
	200		Yuexiu REIT MTN Co. Ltd., 4.75%, due 4/27/21	199	(s)
				6,173
Recreation & Travel 0.1%
			Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.
	320		5.38%, due 6/1/24	322	(n)
	165		5.38%, due 4/15/27	162	(n)
	2,840		NCL Corp. Ltd., 4.75%, due 12/15/21	2,844	(m)
	900		Six Flags Entertainment Corp., 4.88%, due 7/31/24	881	(m)
				4,209
Regional(state/province) 0.1%
	1,681		Brazil Loan Trust 1, 5.48%, due 7/24/23	1,724	(s)
	2,340		Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	2,283	(s)
				4,007
Restaurants 0.2%
			1011778 BC ULC/New Red Finance, Inc.
	1,025		4.63%, due 1/15/22	1,022	(m)
	2,055		4.25%, due 5/15/24	1,955	(m)
	570		5.00%, due 10/15/25	547	(m)
			KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
	160		5.00%, due 6/1/24	158	(m)
	1,180		5.25%, due 6/1/26	1,164	(m)(n)
	90		Yum! Brands, Inc., 3.88%, due 11/1/20	90
				4,936
Retail 0.2%
EUR	613		Dufry One BV, 2.50%, due 10/15/24	720	(s)
GBP	501		EI Group PLC, 6.00%, due 10/6/23	710	(s)
	$400		Lotte Shopping Business Management Hong Kong Ltd., 2.38%, due 9/5/20	390	(s)
GBP	1,556		Next PLC, 3.63%, due 5/18/28	2,040	(s)
GBP	603		Stonegate Pub Co. Financing PLC, 4.88%, due 3/15/22	782	(s)
				4,642
Semiconductors 1.0%
			Broadcom Corp./Broadcom Cayman Finance Ltd.
	$15,485		3.88%, due 1/15/27	14,505	(n)
	2,740		3.50%, due 1/15/28	2,478	(n)
	10,945		Microchip Technology, Inc., 4.33%, due 6/1/23	10,974	(m)
				27,957
Software 0.0%(a)
EUR	1,045		Quintiles IMS, Inc., 3.25%, due 3/15/25	1,225	(s)

Software - Services 0.6%
			CDK Global, Inc.
	$330		3.80%, due 10/15/19	330	(n)
	350		5.00%, due 10/15/24	357	(n)
	445		5.88%, due 6/15/26	456	(n)
	409		4.88%, due 6/1/27	400	(n)
			First Data Corp.
	560		5.38%, due 8/15/23	568	(m)
	1,155		7.00%, due 12/1/23	1,209	(m)
	3,345		5.00%, due 1/15/24	3,374	(m)(n)
	1,110		Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,121	(m)(t)
	1,125		j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	1,139	(m)(n)
			Nuance Communications, Inc.
	736		5.38%, due 8/15/20	733	(m)
	2,410		6.00%, due 7/1/24	2,452
			Open Text Corp.
	660		5.63%, due 1/15/23	676	(m)
	1,510		5.88%, due 6/1/26	1,548	(m)(n)
	2,350		Rackspace Hosting, Inc., 8.63%, due 11/15/24	2,374	(m)(n)
	110		Symantec Corp., 3.95%, due 6/15/22	108
	950		United Rentals N.A., Inc., 5.75%, due 11/15/24	971
	200		WEX, Inc., 4.75%, due 2/1/23	201	(m)
				18,017
Specialty Retail 0.1%
	330		Hanesbrands, Inc., 4.88%, due 5/15/26	319	(m)
	505		Liberty Media Corp., 8.50%, due 7/15/29	540
	1,630		Penske Automotive Group, Inc., 3.75%, due 8/15/20	1,610
			QVC, Inc.
	735		3.13%, due 4/1/19	735
	460		5.45%, due 8/15/34	412
				3,616
Steel Producers - Products 0.1%
	175		ArcelorMittal, 5.13%, due 6/1/20	180	(n)
	1,135		Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	1,180	(m)(n)
	555		Steel Dynamics, Inc., 5.50%, due 10/1/24	567
				1,927
Support - Services 0.7%
			ADT Corp.
	190		6.25%, due 10/15/21	199	(n)
	1,115		4.88%, due 7/15/32	881	(m)
	2,540		Anna Merger Sub, Inc., 7.75%, due 10/1/22	1,251	(m)(n)
			Aramark Services, Inc.
	1,205		5.13%, due 1/15/24	1,216	(n)
	425		5.00%, due 2/1/28	410	(m)(n)

			Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	190		5.13%, due 6/1/22	188	(m)(n)
	545		5.25%, due 3/15/25	501	(m)(n)
			Hertz Corp.
	1,030		5.88%, due 10/15/20	1,018
	140		7.38%, due 1/15/21	138
	570		7.63%, due 6/1/22	559	(m)
	70		6.25%, due 10/15/22	63
	2,825		5.50%, due 10/15/24	2,225	(m)(n)
	1,815		IHS Markit Ltd., 5.00%, due 11/1/22	1,863	(m)(n)
	275		Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	262	(m)
			Iron Mountain, Inc.
	680		4.38%, due 6/1/21	678	(m)
	1,465		6.00%, due 8/15/23	1,498	(n)
	2,395		5.75%, due 8/15/24	2,374
	545		5.25%, due 3/15/28	504	(m)
	1,870		Olympus Merger Sub, Inc., 8.50%, due 10/15/25	1,627	(m)
	2,255		Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 5/15/23	2,413	(m)
	190		United Rentals N.A., Inc., 4.63%, due 7/15/23	190
				20,058
Tech Hardware & Equipment 0.5%
			CDW LLC/CDW Finance Corp.
	1,290		5.00%, due 9/1/23	1,303	(n)
	390		5.00%, due 9/1/25	386	(n)
	850		CommScope Technologies LLC, 6.00%, due 6/15/25	875	(m)(n)
			CommScope, Inc.
	375		5.00%, due 6/15/21	377	(m)(n)
	390		5.50%, due 6/15/24	394	(m)(n)
			Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	1,350		5.88%, due 6/15/21	1,382	(m)(n)
	490		7.13%, due 6/15/24	527	(m)(n)
	9,195		6.02%, due 6/15/26	9,709	(m)(n)
	885		Project Homestake Merger Corp., 8.88%, due 3/1/23	828	(m)
				15,781
Telecom - Satellite 0.1%
	1,831		Hughes Satellite Systems Corp., 6.50%, due 6/15/19	1,868
	1,895		Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	1,746
	636		Intelsat Luxembourg SA, 8.13%, due 6/1/23	545
				4,159
Telecom - Wireless 0.4%
	370		Sprint Capital Corp., 6.90%, due 5/1/19	378
			Sprint Corp.
	420		7.25%, due 9/15/21	442
	1,105		7.88%, due 9/15/23	1,178
	2,790		7.13%, due 6/15/24	2,867
	940		7.63%, due 3/1/26	973
			Sprint Nextel Corp.
	1,130		9.00%, due 11/15/18	1,149	(m)
	180		7.00%, due 8/15/20	188
			T-Mobile USA, Inc.
	1,945		6.00%, due 3/1/23	2,003
	735		6.00%, due 4/15/24	761
	410		6.50%, due 1/15/26	430
	595		4.50%, due 2/1/26	559
	1,645		Wind Tre SpA, 5.00%, due 1/20/26	1,477	(m)
				12,405
Telecom - Wireline Integrated & Services 0.8%
	420		CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	429	(n)
	2,695		Citizens Communications Co., 9.00%, due 8/15/31	1,742	(n)
	3,090		Embarq Corp., 8.00%, due 6/1/36	2,905	(n)
			Equinix, Inc.
	80		5.38%, due 1/1/22	83	(n)
	180		5.38%, due 4/1/23	184	(n)
	660		5.88%, due 1/15/26	682
			Frontier Communications Corp.
	360		8.13%, due 10/1/18	360	(n)
	150		7.13%, due 3/15/19	151	(n)
	90		6.25%, due 9/15/21	80
	90		8.75%, due 4/15/22	76
	210		10.50%, due 9/15/22	190
	520		7.13%, due 1/15/23	376
	440		7.63%, due 4/15/24	297
	5,420		11.00%, due 9/15/25	4,390	(n)
			Level 3 Financing, Inc.
	1,505		5.38%, due 8/15/22	1,509	(n)
	250		5.63%, due 2/1/23	252
	885		5.13%, due 5/1/23	875
	525		5.38%, due 1/15/24	520
	140		Qwest Corp., 6.75%, due 12/1/21	149
			Telecom Italia Capital SA
	70		7.18%, due 6/18/19	72
	590		6.00%, due 9/30/34	583
EUR	656		Telecom Italia SpA, 3.63%, due 5/25/26	810	(s)
	$1,835		U.S. West Communications Group, 6.88%, due 9/15/33	1,740	(n)
			Zayo Group LLC/Zayo Capital, Inc.
	950		6.00%, due 4/1/23	971
	665		6.38%, due 5/15/25	688
	1,720		5.75%, due 1/15/27	1,703	(m)(n)
				21,817
Telecommunications 1.9%
			AT&T, Inc.
	8,355		4.75%, due 5/15/46	7,647	(n)
	14,540		5.45%, due 3/1/47	14,563	(n)
	200		Batelco Int'l Finance No 1 Ltd., 4.25%, due 5/1/20	195	(s)
EUR	300		Cellnex Telecom SA, 2.88%, due 4/18/25	359	(s)
	$400		Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 2/6/24	415	(s)
	500		Digicel Ltd., 6.00%, due 4/15/21	463	(s)
	400		GTH Finance BV, 6.25%, due 4/26/20	410	(s)
GBP	602		Koninklijke KPN NV, (5 year GBP Swap + 5.51%), 6.88%, due 3/14/73	837	(d)(s)
	$2,805		Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	2,910	(m)
EUR	691		Matterhorn Telecom Holding SA, 4.88%, due 5/1/23	817	(s)
EUR	240		Olivetti Finance SA, Ser. 14, 7.75%, due 1/24/33	387
	$434		Oztel Holdings SPC Ltd., 6.63%, due 4/24/28	430	(m)
	70		Sprint Nextel Corp., 6.00%, due 11/15/22	71
EUR	1,800		Telefonica Europe BV, (5 year EUR Swap + 2.33%), 2.63%, due 6/7/23	2,018	(d)(s)(z)
	$400		VEON Holdings BV, 5.20%, due 2/13/19	401	(s)
	9,424		Verizon Communications, Inc., 4.67%, due 3/15/55	8,861	(n)
	13,210		Vodafone Group PLC, 3.75%, due 1/16/24	13,055	(n)
EUR	371		Wind Tre SpA, 3.13%, due 1/20/25	405	(s)
				54,244
Theaters & Entertainment 0.1%
			AMC Entertainment Holdings, Inc.
	$150		5.88%, due 2/15/22	153	(n)
	1,170		5.75%, due 6/15/25	1,154	(n)
	1,025		6.13%, due 5/15/27	994	(n)
	795		Live Nation Entertainment, Inc., 4.88%, due 11/1/24	784	(m)
				3,085

Transportation 0.0%(a)
EUR	600		La Poste SA, (5 year EUR Swap + 2.44%), 3.13%, due 1/29/26	676	(d)(s)(z)
	$200		Rumo Luxembourg S.a.r.l., 7.38%, due 2/9/24	207	(s)
				883
Water 0.1%
	1,130		Agua y Saneamientos Argentinos SA, 6.63%, due 2/1/23	937	(s)
GBP	500		Anglian Water Osprey Financing PLC, 4.00%, due 3/8/26	601	(s)
GBP	1,661		Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/24	2,119	(s)
				3,657

			Total Corporate Bonds (Cost $1,406,234)	1,378,302

Municipal Notes 1.2%

California 0.3%
	$3,580		California Ed. Facs. Au. Rev. Ref. (Stanford Univ.), Ser. 2012-U-2, 5.00%, due 10/1/32	4,461	(n)
			California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Ref. (Wtr. Sys.)
	735		Ser. 2017-AX, 5.00%, due 12/1/30	889
	2,130		Ser. 2017-AX, 5.00%, due 12/1/31	2,565
	725		Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/33	842
				8,757
Florida 0.0%(a)
	720		Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences Proj.), Ser. 2018-A-1, 4.00%, due 7/1/43	711

Illinois 0.1%
	690		Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/48	754
	900		Illinois Fin. Au. Rev. (Local Gov't Prog.-East Prairie Sch. Dist. # 73 Proj.), (BAM Insured), Ser. 2018, 4.00%, due 12/1/42	913	(b)
	720		Illinois St. G.O., Ser. 2017-D, 5.00%, due 11/1/28	771
				2,438
Maryland 0.0%(a)
	875		Maryland St. Econ. Dev. Corp. Packaging Facs. Rev. (Sr. Baltimore City Proj.), Ser. 2018-A, 5.00%, due 6/1/58	956

Massachusetts 0.1%
	1,075		Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J2, 5.00%, due 7/1/53	1,183
	1,080		Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/27	1,094
				2,277
New Jersey 0.2%
	710		Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/26	704
	1,095		New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/47	1,157
	715		New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/26	812
	720		New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg. ), Ser. 2018-B, 3.80%, due 10/1/32	716
	710		South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/48	764
				4,153
Oklahoma 0.0%(a)
	730		Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/57	828

Pennsylvania 0.1%
	360		Commonwealth of Pennsylvania Cert. of Participation Ref., Ser. 2018, 5.00%, due 7/1/43	396
	1,080		Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev., Subser. 2018-B, 5.00%, due 12/1/48	1,199
				1,595
Rhode Island 0.1%
	1,055		Rhode Island Commerce Corp. Spec. Fac. Rev. Ref. (1st Lien - R I Arpt. Corp. Int'l Fac. Proj.), Ser. 2018, 5.00%, due 7/1/34	1,182
	785		Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2018, 5.00%, due 12/1/25	881
				2,063
Tennessee 0.0%(a)
	540		Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/29	624

Texas 0.1%
	1,090		Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/42	1,114
	1,465		Hays Cons. Independent Sch. Dist. G. O. (Sch. Bldg.), Ser. 2017, 5.00%, due 2/15/29	1,722
				2,836
West Virginia 0.0%(a)
	720		West Virginia Hosp. Fin. Au. Rev. (Imp. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/52	798

Wisconsin 0.2%
	4,855		Wisconsin St. Trans. Rev. Ref., Ser. 2017-1, 5.00%, due 7/1/28	5,797

			Total Municipal Notes (Cost $34,157)	33,833

Asset-Backed Securities 11.8%
	1,100		AIMCO CLO, Ser. 2018-AA, Class E, (3 month USD LIBOR + 5.15%), 6.99%, due 4/17/31	1,027	(d)(m)
	550		Alinea CLO Ltd., Ser. 2018-1A, Class E, (3 month USD LIBOR + 6.00%), 8.31%, due 7/20/31	550	(d)(h)(m)(v)
	2,452		Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	2,445
			Apidos CLO XXVIII
	500		Ser. 2017-28A, Class C, (3 month USD LIBOR + 2.50%), 4.85%, due 1/20/31	490	(d)(m)
	500		Ser. 2017-28A, Class D, (3 month USD LIBOR + 5.50%), 7.85%, due 1/20/31	498	(d)(m)
	2,000		Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.44%, due 10/15/30	2,027	(d)(m)
			Asset Backed Securities Corp. Home Equity
	477		Ser. 2004-HE5, Class M2, (1 month USD LIBOR + 1.88%), 3.94%, due 8/25/34	477	(d)
	720		Ser. 2006-HE1, Class A3, (1 month USD LIBOR + 0.20%), 2.26%, due 1/25/36	715	(d)
	3,300		Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 8.81%, due 10/20/29	3,343	(d)(m)
			Assurant CLO II Ltd.
	250		Ser. 2018-1A, Class D, (3 month USD LIBOR + 2.85%), 5.20%, due 4/20/31	247	(d)(m)
	1,500		Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.60%), 7.95%, due 4/20/31	1,472	(d)(m)
	10,000		BA Credit Card Trust, Ser. 2018-A2, Class A2, 3.00%, due 9/15/23	9,981
			Bear Stearns Asset Backed Securities I Trust
	1,242		Ser. 2005-TC1, Class M1, (1 month USD LIBOR + 0.66%), 2.72%, due 5/25/35	1,244	(d)
	6,730		Ser. 2005-AQ2, Class M1, (1 month USD LIBOR + 0.49%), 2.55%, due 9/25/35	6,668	(d)
	2,797		Ser. 2006-HE1, Class 1M3, (1 month USD LIBOR + 0.46%), 2.52%, due 12/25/35	2,764	(d)
	204		Ser. 2006-HE1, Class 2M1, (1 month USD LIBOR + 0.41%), 2.71%, due 2/25/36	204	(d)
			Bear Stearns Asset Backed Securities Trust
	1,611		Ser. 2004-SD3, Class M2, (1 month USD LIBOR + 1.88%), 3.94%, due 9/25/34	1,627	(d)
	7,265		Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 2.86%, due 6/25/36	7,233	(d)
	3,000		Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 8.75%, due 10/15/30	3,037	(d)(m)
	650		Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, (3 month USD LIBOR + 5.50%), 7.84%, due 1/30/31	642	(d)(m)
			Capital One Multi-Asset Execution Trust
	3,530		Ser. 2016-A1, Class A1, (1 month USD LIBOR + 0.45%), 2.52%, due 2/15/22	3,540	(d)
	26,850		Ser. 2014-A4, Class A4, (1 month USD LIBOR + 0.36%), 2.43%, due 6/15/22	26,920	(d)(n)
	26,250		Ser. 2018-A1, Class A1, 3.01%, due 2/15/24	26,214
			Carbone CLO Ltd.
	1,000		Ser. 2017-1A, Class C, (3 month USD LIBOR + 2.60%), 4.95%, due 1/20/31	982	(d)(m)
	1,000		Ser. 2017-1A, Class D, (3 month USD LIBOR + 5.90%), 8.25%, due 1/20/31	991	(d)(m)
	1,120		Carlye U.S. CLO Ltd., Ser. 2017-5A, Class D, (3 month USD LIBOR + 5.30%), 7.65%, due 1/20/30	1,092	(d)(m)
	12,000		Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1 month USD LIBOR + 0.24%), 2.30%, due 5/25/36	11,899	(d)(n)
			Chase Issuance Trust
	24,785		Ser. 2016-A2, Class A, 1.37%, due 6/15/21	24,498
	40,055		Ser. 2018-A1, Class A1, (1 month USD LIBOR + 0.20%), 2.27%, due 4/17/23	40,067	(d)
	21,791		Citibank Credit Card Issuance Trust, Ser. 2017-A4, Class A4, (1 month USD LIBOR + 0.22%), 2.32%, due 4/7/22	21,813	(d)
			Citigroup Mortgage Loan Trust, Inc.
	687		Ser. 2006-WFH1, Class M2, (1 month USD LIBOR + 0.56%), 2.62%, due 1/25/36	687	(d)
	608		Ser. 2006-AMC1, Class A2B, (1 month USD LIBOR + 0.16%), 2.22%, due 9/25/36	500	(d)
	4,019		Dell Equipment Finance Trust, Ser. 2017-1, Class A2, 1.86%, due 6/24/19	4,014	(m)
			Dryden 53 CLO Ltd.
	300		Ser. 2017-53A, Class D, (3 month USD LIBOR + 2.40%), 4.74%, due 1/15/31	292	(d)(m)
	750		Ser. 2017-53A, Class E, (3 month USD LIBOR + 5.30%), 7.64%, due 1/15/31	730	(d)(m)
	2,350		Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.54%, due 10/19/29	2,385	(d)(m)
			Eaton Vance CLO Ltd.
	1,100		Ser. 2015-1A, Class DR, (3 month USD LIBOR + 2.50%), 4.85%, due 1/20/30	1,093	(d)(m)
	900		Ser. 2015-1A, Class ER, (3 month USD LIBOR + 5.60%), 7.95%, due 1/20/30	895	(d)(m)
	2,683		EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, (1 month USD LIBOR + 1.13%), 3.20%, due 9/25/33	2,681	(d)
	834		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, (1 month USD LIBOR + 0.74%), 2.80%, due 5/25/35	836	(d)
			Flatiron CLO Ltd.
	700		Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.00%), 8.34%, due 5/15/30	698	(d)(m)
	2,150		Ser. 2018-1A, Class E, (3 month USD LIBOR + 5.15%), 7.62%, due 4/17/31	2,062	(d)(m)
	1,250		Freedom Financial Trust, Ser. 2018-1, Class A, 3.61%, due 7/18/24	1,249	(m)
	250		Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3 month USD LIBOR + 5.78%), 8.13%, due 5/16/31	248	(d)(m)
	1,600		Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.40%), 8.74%, due 10/15/30	1,627	(d)(m)
	2,106		Global SC Finance IV Ltd., Ser. 2018-1A, Class A, 4.29%, due 5/17/38	2,116	(m)
			GM Financial Consumer Automobile Receivables Trust
	17,580		Ser. 2018-1, Class A2A, 2.08%, due 1/19/21	17,514
	5,095		Ser. 2018-2, Class A2A, 2.55%, due 5/17/21	5,088
	867		Home Equity Mortgage Trust, Ser. 2004-5, Class M2, (1 month USD LIBOR + 1.60%), 3.66%, due 2/25/35	865	(d)
	1,000		HPS Investment Partners, Ser. 2013-2A, Class DR, (3 month USD LIBOR + 6.60%), 8.95%, due 10/20/29	1,015	(d)(m)
			Invitation Homes Trust
	1,492		Ser. 2017-SFR2, Class A, (1 month USD LIBOR + 0.85%), 2.92%, due 12/17/36	1,492	(d)(m)
	1,989		Ser. 2018-SFR1, Class A, (1 month USD LIBOR + 0.70%), 2.77%, due 3/17/37	1,981	(d)(m)
			JP Morgan Mortgage Acquisition Trust
	627		Ser. 2006-ACC1, Class A5, (1 month USD LIBOR + 0.24%), 2.30%, due 5/25/36	626	(d)
	3,497		Ser. 2006-CH1, Class M1, (1 month USD LIBOR + 0.22%), 2.28%, due 7/25/36	3,467	(d)
	5,360		Ser. 2007-CH1, Class MV2, (1 month USD LIBOR + 0.28%), 2.34%, due 11/25/36	5,335	(d)
	500		Ser. 2007-HE1, Class AF1, (1 month USD LIBOR + 0.10%), 2.16%, due 3/25/47	352	(d)
			Magnetite XX Ltd.
	250		Ser. 2018-20A, Class D, (3 month USD LIBOR + 2.50%), 4.86%, due 4/20/31	244	(d)(m)
	250		Ser. 2018-20A, Class E, (3 month USD LIBOR + 5.35%), 7.71%, due 4/20/31	244	(d)(m)
	500		Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3 month USD LIBOR + 2.80%), 5.13%, due 12/18/30	496	(d)(m)
			Navient Student Loan Trust
	1,442		Ser. 2016-6A, Class A1, (1 month USD LIBOR + 0.48%), 2.54%, due 3/25/66	1,444	(d)(m)
	4,990		Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.36%, due 3/25/67	4,990	(d)(m)
	9,476		Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1 month USD LIBOR + 0.37%), 2.43%, due 3/25/36	9,409	(d)
			OCP CLO Ltd.
	3,000		Ser. 2015-8A, Class CR, (3 month USD LIBOR + 2.80%), 5.14%, due 4/17/27	3,005	(d)(m)
	3,050		Ser. 2015-10A, Class CR, (3 month USD LIBOR + 2.60%), 4.93%, due 10/26/27	3,035	(d)(m)
	3,800		Ser. 2017-14A, Class C, (3 month USD LIBOR + 2.60%), 4.93%, due 11/20/30	3,803	(d)(m)
	1,800		Ser. 2017-14A, Class D, (3 month USD LIBOR + 5.80%), 8.13%, due 11/20/30	1,800	(d)(m)
	1,000		Ser. 2018-15A, Class D, (3 month USD LIBOR + 5.85%), 8.23%, due 7/20/31	977	(d)(m)
	1,000		OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3 month USD LIBOR + 2.45%), 4.80%, due 1/20/30	973	(d)(m)
			Palmer Square CLO Ltd.
	700		Ser. 2014-1A, Class DR2, (3 month USD LIBOR + 5.70%), 8.04%, due 1/17/31	692	(d)(m)
	1,600		Ser. 2018-1A, Class D, (3 month USD LIBOR + 5.15%), 7.33%, due 4/18/31	1,584	(d)(m)
			Residential Asset Mortgage Products, Inc.
	1,842		Ser. 2005-RS4, Class M3, (1 month USD LIBOR + 0.48%), 2.54%, due 4/25/35	1,841	(d)
	2,000		Ser. 2005-RZ2, Class M4, (1 month USD LIBOR + 0.56%), 2.62%, due 5/25/35	2,000	(d)
	7,375		Ser. 2006-RZ1, Class M3, (1 month USD LIBOR + 0.45%), 2.51%, due 3/25/36	7,189	(d)
	1,151		Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, (1 month USD LIBOR + 0.87%), 2.93%, due 8/25/35	1,154	(d)
	440		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1 month USD LIBOR + 0.98%), 3.04%, due 7/25/34	431	(d)
	1,391		SoFi Consumer Loan Program Trust, Ser. 2018-1, Class A1, 2.55%, due 2/25/27	1,385	(m)
	2,019		SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, (1 month USD LIBOR + 0.50%), 2.56%, due 11/26/40	2,026	(d)(m)
			Structured Asset Securities Corp.
	1,192		Ser. 2005-NC2, Class M3, (1 month USD LIBOR + 0.43%), 2.49%, due 5/25/35	1,193	(d)
	7,780		Ser. 2005-WF4, Class M4, (1 month USD LIBOR + 0.87%), 2.93%, due 11/25/35	7,824	(d)
	240		Ser. 2006-AM1, Class A4, (1 month USD LIBOR + 0.16%), 2.22%, due 4/25/36	239	(d)
	378		Ser. 2006-NC1, Class A4, (1 month USD LIBOR + 0.15%), 2.21%, due 5/25/36	377	(d)
	1,000		TICP CLO X Ltd., Ser. 2018-10A, Class E, (3 month USD LIBOR + 5.50%), 7.85%, due 4/20/31	974	(d)(m)
	4,295		Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	4,284
	1,300		Trestles CLO II Ltd., Ser. 2018-2A Class D, (3 month USD LIBOR + 5.75%), 8.08%, due 7/25/31	1,263	(d)(m)
	1,200		Trestles CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 9.04%, due 7/25/29	1,222	(d)(m)
	10,000		Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/21	9,885	(m)
	1,800		York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3 month USD LIBOR + 2.60%), 4.95%, due 1/22/31	1,731	(d)(m)

			Total Asset-Backed Securities (Cost $329,755)	342,269

Foreign Government Securities 8.5%
	2,300		1MDB Global Investments Ltd., 4.40%, due 3/9/23	2,156	(s)
	270		Abu Dhabi Government International Bond, 2.50%, due 10/11/22	259	(s)
			Angolan Government International Bond
	508		8.25%, due 5/9/28	526	(s)
	1,714		9.38%, due 5/8/48	1,816	(s)
			Argentine Republic Government International Bond
	830		6.88%, due 4/22/21	832	(n)
	202		4.63%, due 1/11/23	181	(n)
EUR	3,619		7.82%, due 12/31/33	4,254	(n)
EUR	14,930		2.26%, due 12/31/38	10,711	(n)(u)
EUR	1,570		Banque Centrale de Tunisie International Bond, 5.63%, due 2/17/24	1,859	(s)
	$4,140		Bolivian Government International Bond, 4.50%, due 3/20/28	3,767	(m)
			Brazil Notas do Tesouro Nacional
BRL	$5,736		Ser. F, 10.00%, due 1/1/23	1,516
BRL	14,222		Ser. F, 10.00%, due 1/1/29	3,535
			Brazilian Government International Bond
	$2,600		2.63%, due 1/5/23	2,412	(n)
	2,100		6.00%, due 4/7/26	2,218	(n)
	1,500		5.63%, due 2/21/47	1,376	(n)
			Colombia Government International Bond
	1,445		4.00%, due 2/26/24	1,449	(n)
	1,000		3.88%, due 4/25/27	975
			Colombian TES
COP	5,030,500		Ser. B, 6.25%, due 11/26/25	1,707
COP	12,473,600		Ser. B, 6.00%, due 4/28/28	4,061
			Costa Rica Government International Bond
	$535		7.00%, due 4/4/44	548	(s)
	4,911		7.16%, due 3/12/45	5,132	(s)
			Croatia Government International Bond
	570		6.63%, due 7/14/20	601	(s)
EUR	4,950		3.00%, due 3/20/27	6,105	(n)(s)
EUR	1,394		2.75%, due 1/27/30	1,636	(s)
			Dominican Republic International Bond
	$2,100		5.88%, due 4/18/24	2,159	(m)
	1,500		6.88%, due 1/29/26	1,606	(m)
	850		6.00%, due 7/19/28	859	(s)
	1,000		6.85%, due 1/27/45	1,018	(m)
			Egypt Government International Bond
	430		6.13%, due 1/31/22	436	(s)
	213		5.58%, due 2/21/23	211	(s)
EUR	287		4.75%, due 4/16/26	329	(s)
EUR	257		5.63%, due 4/16/30	289	(s)
	$2,900		8.50%, due 1/31/47	3,050	(s)
	2,418		7.90%, due 2/21/48	2,399	(s)
			Export Credit Bank of Turkey
	530		5.88%, due 4/24/19	529	(s)
	1,520		5.38%, due 2/8/21	1,459	(s)
	400		5.38%, due 10/24/23	355	(s)
	720		Export-Import Bank of Korea, (3 month USD LIBOR + 0.88%), 3.21%, due 1/25/22	723	(d)
			Ghana Government International Bond
	774		7.63%, due 5/16/29	800	(s)
	2,690		10.75%, due 10/14/30	3,479	(s)
	3,485		8.63%, due 6/16/49	3,613	(s)
	3,810		Guatemala Government Bond, 4.38%, due 6/5/27	3,661	(m)
	3,270		Hungary Government International Bond, 7.63%, due 3/29/41	4,617
			Indonesia Government International Bond
	220		3.70%, due 1/8/22	219	(s)
	4,100		3.70%, due 1/8/22	4,089	(m)
	1,000		4.35%, due 1/8/27	1,002	(m)
EUR	1,616		3.75%, due 6/14/28	2,121	(n)(s)
	$1,250		5.13%, due 1/15/45	1,280	(s)
IDR	125,000,000		Indonesia Treasury Bond, 6.13%, due 5/15/28	7,693
			Ivory Coast Government International Bond
EUR	1,750		5.13%, due 6/15/25	2,097	(s)
EUR	221		5.25%, due 3/22/30	251	(s)
	$6,410		5.75%, due 12/31/32	6,114	(s)(u)
EUR	2,445		6.63%, due 3/22/48	2,781	(s)
	$2,100		Kazakhstan Government International Bond, 5.13%, due 7/21/25	2,255	(m)
	1,005		Kenya Government International Bond, 8.25%, due 2/28/48	1,015	(s)
	450		Korea Housing Finance Corp., 3.00%, due 10/31/22	435	(m)
	450		Kuwait International Government Bond, 2.75%, due 3/20/22	439	(s)
			Mexican Bonos
MXN	24,800		Ser. M20, 10.00%, due 12/5/24	1,480
MXN	67,256		Ser. M20, 7.50%, due 6/3/27	3,548
			Mexico Government International Bond
	$440		4.15%, due 3/28/27	433
	2,100		4.35%, due 1/15/47	1,873
	7,950		5.75%, due 10/12/10	7,831
			Mongolia Government International Bond
	230		10.88%, due 4/6/21	259	(s)
	1,160		5.63%, due 5/1/23	1,132	(s)
	1,550		8.75%, due 3/9/24	1,711	(s)
EUR	348		Montenegro Government International Bond, 3.38%, due 4/21/25	404	(s)
			Morocco Government International Bond
	$3,710		4.25%, due 12/11/22	3,762	(m)
	1,000		5.50%, due 12/11/42	1,066	(m)
			Namibia International Bonds
	250		5.50%, due 11/3/21	255	(s)
	2,600		5.25%, due 10/29/25	2,510	(m)
			Nigeria Government International Bond
	600		5.63%, due 6/27/22	606
	1,310		6.50%, due 11/28/27	1,280	(s)
	1,041		7.14%, due 2/23/30	1,037	(s)
	3,230		7.88%, due 2/16/32	3,331	(s)
			Oman Government International Bond
	220		3.63%, due 6/15/21	215	(s)
	2,100		3.88%, due 3/8/22	2,044	(m)
	406		4.13%, due 1/17/23	394	(s)
	1,000		5.38%, due 3/8/27	970	(m)
	855		5.63%, due 1/17/28	835	(s)
	1,000		6.50%, due 3/8/47	933	(m)
	300		6.75%, due 1/17/48	286	(s)
	1,766		6.75%, due 1/17/48	1,681	(s)
			Panama Government International Bond
	2,100		3.75%, due 3/16/25	2,090
	1,000		3.88%, due 3/17/28	998
	1,000		4.50%, due 5/15/47	1,003
			Paraguay Government International Bond
	2,100		4.70%, due 3/27/27	2,121	(m)
	3,690		6.10%, due 8/11/44	4,004	(s)

			Qatar Government International Bond
	2,740		2.38%, due 6/2/21	2,657	(s)
	405		2.38%, due 6/2/21	393	(m)
	200		4.50%, due 1/20/22	206	(s)
	670		3.88%, due 4/23/23	672	(s)
	1,000		3.25%, due 6/2/26	955	(m)
	544		4.50%, due 4/23/28	555	(s)
	1,000		4.63%, due 6/2/46	990	(m)
	2,170		5.10%, due 4/23/48	2,216	(s)
	357		5.10%, due 4/23/48	364	(s)
	260		Republic of Armenia International Bond, 6.00%, due 9/30/20	267	(s)
	5,070		Republic of Azerbaijan International Bond, 4.75%, due 3/18/24	5,078	(s)
			Republic of South Africa Government Bond
ZAR	$44,413		10.50%, due 12/21/26	3,745
ZAR	21,986		9.00%, due 1/31/40	1,603
			Republic of South Africa Government International Bond
	$2,100		4.88%, due 4/14/26	2,060
	1,000		4.30%, due 10/12/28	909
	1,253		5.88%, due 6/22/30	1,267
	1,000		5.00%, due 10/12/46	877
	1,800		Romanian Government International Bond, 6.13%, due 1/22/44	2,078	(m)
			Russian Federal Bond - OFZ
RUB	243,045		7.05%, due 1/19/28	3,760
RUB	101,924		7.70%, due 3/23/33	1,630
			Saudi Government International Bond
	$1,150		2.38%, due 10/26/21	1,106	(s)
	2,100		2.38%, due 10/26/21	2,020	(m)
	1,000		3.25%, due 10/26/26	943	(m)
	1,000		4.50%, due 4/17/30	1,008	(s)
	521		4.50%, due 4/17/30	525	(s)
	1,000		4.50%, due 10/26/46	943	(m)
			Serbia International Bond
	200		4.88%, due 2/25/20	203	(s)
	2,600		4.88%, due 2/25/20	2,645	(m)
			Sri Lanka Government International Bond
	500		6.00%, due 1/14/19	503	(s)
	420		6.25%, due 7/27/21	428	(s)
	340		5.75%, due 1/18/22	336	(s)
	419		5.75%, due 4/18/23	414	(s)
	2,249		6.20%, due 5/11/27	2,162	(s)
	5,773		6.75%, due 4/18/28	5,710	(s)
	3,100		Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	3,016	(m)
TRY	23,864		Turkey Government Bond, 12.40%, due 3/8/28	3,646
			Turkey Government International Bond
	$550		7.00%, due 3/11/19	556
	560		5.63%, due 3/30/21	552
	5,198		6.13%, due 10/24/28	4,743
	3,540		6.00%, due 1/14/41	2,917
	420		Ukraine Government International Bond, 7.75%, due 9/1/20	428	(s)
	400		Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	411	(s)
			Uruguay Government International Bond
	2,000		4.38%, due 10/27/27	2,051
	2,000		5.10%, due 6/18/50	2,022
	500		Zambia Government International Bond, 8.97%, due 7/30/27	449	(s)
	$1,320		ZAR Sovereign Capital Fund Pty Ltd., 3.90%, due 6/24/20	1,318	(s)

			Total Foreign Government Securities (Cost $257,959)	246,444

Developed Markets Ex- U.S. 0.5%

Regional(province) 0.5%
	15,000		Province of Ontario Canada, 2.00%, due 1/30/19	14,966	(n)
	200		Provincia de Cordoba, 7.13%, due 6/10/21	193	(s)

			Total Developed Markets Ex- U.S. (Cost $15,230)	15,159

NUMBER OF SHARES

Short-Term Investments 0.8%

Investment Companies 0.8%
	22,898,329		State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(w) (Cost $22,898)	22,898	(n)

			Total Investments 123.9% (Cost $3,641,014)	3,599,037

			Liabilities Less Other Assets (23.9)%	(695,112)	(x)(y)

			Net Assets 100.0%	$2,903,925

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets
(b)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $986,000, which represents 0.0% of net assets of the Fund.
(c)	Principal amount is stated in the currency in which the security is denominated.
	BRL	=	Brazilian Real
	COP	=	Colombian Peso
	DKK	=	Danish Krone
	EUR	=	Euro
	GBP	=	Pound Sterling
	IDR	=	Indonesian Rupiah
	MXN	=	Mexican Peso
	RUB	=	Russian Ruble
	TRY	=	Turkish Lira
	ZAR	=	South African Rand
(d)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

CMT = Constant Maturity Treasury
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange
LIBOR = London Interbank Offered Rate

(e)
The stated interest rate represents the weighted average interest rate at July 31, 2018 of the underlying contracts within the Loan Assignment. Interest rates on the underlying contracts are primarily determined by reference to the indicated base lending rate and spread, which are indicated in the security description, and the reset period, which is generally weekly, monthly or quarterly.

(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	All or a portion of this security had not settled as of July 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(h)	Value determined using significant unobservable inputs.
(i)	Illiquid security.
(j)	Rate shown was the discount rate at the date of purchase.
(k)	All or a portion of the security is pledged as collateral for Futures.
(l)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(m)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $431,543,000, which represents 14.9% of net assets of the Fund. Securities denoted with (m) but without (i) have been deemed by the investment manager to be liquid.

(n)
All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures, forward foreign currency contracts and/or delayed delivery securities with a total value of approximately $970,907,000.

(o)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.
(p)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(q)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2018 amounted to approximately $712,012,000, which represents 24.5% of net assets of the Fund.

(r)	Amount less than one thousand.
(s)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018 amounted to approximately $380,454,000, which represents 13.1% of net assets of the Fund.

(t)	Payment-in-kind (PIK) security.
(u)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(v)
Security fair valued as of July 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2018 amounted to $550,000, which represents 0.0% of net assets of the Fund.

(w)	Represents 7-day effective yield as of July 31, 2018.
(x)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.
(y)	As of July 31, 2018, the value of unfunded loan commitments was approximately $42,000 for the Fund (see Notes to Schedule of Investments).
(z)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31, 2018. The maturity date reflects the next call date.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	4	Australian Dollar	$297,560	$(7,220)
9/2018	25	Canadian Dollar	1,924,875	(3,250)
9/2018	21	Pound Sterling	1,725,937	(37,423)
9/2018	3,220	U.S. Treasury Note, 2 Year	680,627,500	(349,218)
9/2018	1,423	U.S. Treasury Note, 5 Year	160,976,875	(509,876)
9/2018	169	U.S. Treasury Note, 10 Year	20,182,297	(7,366)
9/2018	20	U.S. Treasury Ultra Long Bond	3,138,125	29,645
Total Long Positions			$868,873,169	$(884,708)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	29	Euro-Buxl Bond, 30 Year	$(5,954,798)	$(42,029)
9/2018	524	Euro-Bobl	(80,642,628)	(91,911)
9/2018	96	Euro-Bund	(18,138,582)	(88,719)
9/2018	534	Euro-OAT	(95,994,064)	(633,835)
9/2018	23	Euro	(3,374,531)	44,706
9/2018	170	United Kingdom Long Gilt Bond	(27,374,008)	(232,049)
9/2018	888	U.S. Treasury Long Bond	(126,956,250)	(892,472)
9/2018	497	U.S. Treasury Note, 10 Year	(59,352,672)	(37,207)
9/2018	2,523	U.S. Treasury Note, Ultra 10 Year	(320,696,953)	(1,067,457)
9/2018	943	U.S. Treasury Ultra Long Bond	(147,962,594)	(1,928,380)
Total Short Positions			$(886,477,080)	$(4,969,353)
Total Futures				$(5,854,061)

At July 31, 2018, the Fund had $6,242,601 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $10,977,424 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

	At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
539,374	USD	14,697,936	ARS	JPMorgan Chase Bank N.A.	8/6/2018	$5,301
3,889,238	BRL	989,779	USD	Goldman Sachs International	10/2/2018	39,760
1,978,508	BRL	508,131	USD	Goldman Sachs International	10/2/2018	15,610
1,324,470	BRL	340,384	USD	Goldman Sachs International	10/2/2018	10,222
3,803,772	BRL	996,769	USD	Goldman Sachs International	10/2/2018	10,145
1,230,410	BRL	317,820	USD	Goldman Sachs International	10/2/2018	7,887
366,806,069	CLP	566,262	USD	Goldman Sachs International	8/24/2018	9,137
656,647,825	CLP	1,008,676	USD	JPMorgan Chase Bank N.A.	8/24/2018	21,392
1,820,126,507	COP	621,825	USD	Goldman Sachs International	10/25/2018	5,511
239,849	USD	687,256,123	COP	Goldman Sachs International	8/8/2018	2,145
124,444	USD	359,383,957	COP	Goldman Sachs International	8/8/2018	143
836,857	EUR	21,893,006	CZK	Goldman Sachs International	9/27/2018	20,584
1,767,605	EUR	2,051,735	USD	Goldman Sachs International	8/3/2018	15,363
339,073	EUR	393,879	USD	Goldman Sachs International	8/3/2018	2,644
5,796	EUR	6,769	USD	Goldman Sachs International	8/3/2018	10

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

477,725	EUR	555,332	USD	JPMorgan Chase Bank N.A.	8/3/2018	3,336
667,544	USD	566,163	EUR	Goldman Sachs International	8/3/2018	5,453
399,760	USD	338,931	EUR	Goldman Sachs International	8/3/2018	3,403
334,095	USD	282,985	EUR	Goldman Sachs International	8/3/2018	3,162
158,905	USD	135,403	EUR	Goldman Sachs International	8/3/2018	560
1,223,062	USD	1,044,278	EUR	JPMorgan Chase Bank N.A.	8/3/2018	1,847
422,607	USD	359,886	EUR	JPMorgan Chase Bank N.A.	8/3/2018	1,744
280,412	USD	238,932	EUR	Goldman Sachs International	9/5/2018	332
200,379	USD	170,666	EUR	Goldman Sachs International	9/5/2018	321
15,659,382	USD	13,270,000	EUR	JPMorgan Chase Bank N.A.	9/5/2018	104,030
2,100,842	USD	1,784,090	EUR	Goldman Sachs International	10/16/2018	2,878
24,112,456	USD	18,184,767	GBP	Goldman Sachs International	10/16/2018	167,602
13,964,768	USD	10,531,738	GBP	Goldman Sachs International	10/16/2018	97,067
6,782,574	USD	5,115,179	GBP	Goldman Sachs International	10/16/2018	47,145
1,992,158	USD	1,502,416	GBP	Goldman Sachs International	10/16/2018	13,847
514,516	EUR	166,757,412	HUF	JPMorgan Chase Bank N.A.	9/5/2018	6,121
867,065	EUR	279,690,390	HUF	JPMorgan Chase Bank N.A.	9/5/2018	5,455
83,290	USD	295,202	ILS	Goldman Sachs International	8/20/2018	2,811
1,022,497	USD	3,650,964	ILS	JPMorgan Chase Bank N.A.	8/20/2018	27,157
11,743,688	MXN	599,632	USD	Goldman Sachs International	8/3/2018	30,367
2,445,316	MXN	117,669	USD	Goldman Sachs International	8/3/2018	13,512
419,010	MXN	21,855	USD	Goldman Sachs International	8/3/2018	623
20,957,814	MXN	1,007,412	USD	JPMorgan Chase Bank N.A.	4/3/2019	74,277
1,580,051	USD	6,340,717	MYR	Goldman Sachs International	8/7/2018	19,533
204,071	USD	827,992	MYR	Goldman Sachs International	8/7/2018	293
4,567,803	PEN	1,390,388	USD	Goldman Sachs International	9/13/2018	3,235
1,099,867	USD	57,226,072	PHP	Goldman Sachs International	8/6/2018	21,046
845,958	EUR	3,724,420	PLN	Goldman Sachs International	10/3/2018	26,231
509,852	EUR	2,235,291	PLN	Goldman Sachs International	10/3/2018	13,239
37,964,173	RUB	601,597	USD	Goldman Sachs International	8/23/2018	4,713
382,538	USD	23,919,693	RUB	Goldman Sachs International	9/5/2018	1,054
2,188,587	SGD	1,604,523	USD	Goldman Sachs International	9/27/2018	4,803
238,623	USD	1,152,504	TRY	Goldman Sachs International	9/10/2018	8,601
495,538	USD	2,392,625	TRY	JPMorgan Chase Bank N.A.	9/10/2018	18,007
7,031,002	ZAR	528,483	USD	JPMorgan Chase Bank N.A.	10/11/2018	709
3,174,256	ZAR	238,747	USD	JPMorgan Chase Bank N.A.	10/11/2018	165
Total unrealized appreciation						$900,533

14,697,936	ARS	559,975	USD	JPMorgan Chase Bank N.A.	8/6/2018	$(25,902)
92,421	USD	359,665	BRL	Goldman Sachs International	10/2/2018	(2,788)
1,004,997	USD	3,960,692	BRL	Goldman Sachs International	10/2/2018	(43,457)
497,229	USD	1,978,495	BRL	JPMorgan Chase Bank N.A.	10/2/2018	(26,508)
509,632	USD	336,611,996	CLP	Goldman Sachs International	8/24/2018	(18,403)
484,115	USD	320,000,000	CLP	JPMorgan Chase Bank N.A.	8/24/2018	(17,861)
1,425,757,661	COP	496,415	USD	Goldman Sachs International	8/8/2018	(3,282)
1,441,008,926	COP	502,963	USD	Goldman Sachs International	8/8/2018	(4,555)
624,492	USD	1,820,126,507	COP	Goldman Sachs International	8/8/2018	(5,043)
58,256,768	USD	369,703,275	DKK	Goldman Sachs International	10/16/2018	(102,097)
305,873	EUR	358,776	USD	Goldman Sachs International	8/3/2018	(1,078)
101,710	EUR	119,923	USD	JPMorgan Chase Bank N.A.	8/3/2018	(980)
85,478	EUR	100,249	USD	Goldman Sachs International	9/5/2018	(50)
1,044,278	EUR	1,225,949	USD	JPMorgan Chase Bank N.A.	9/5/2018	(1,826)
438,651,205	HUF	1,328,620	EUR	Goldman Sachs International	9/5/2018	(45,174)
3,711,905	PLN	860,575	EUR	Goldman Sachs International	10/3/2018	(5,632)
2,205,310	PLN	507,388	EUR	Goldman Sachs International	10/3/2018	(7,922)
315,105	USD	270,136	EUR	Goldman Sachs International	8/3/2018	(801)
16,927,036	USD	14,503,000	EUR	JPMorgan Chase Bank N.A.	8/7/2018	(38,157)
391,161	USD	333,709	EUR	Goldman Sachs International	10/16/2018	(1,257)
2,257,602	USD	1,922,312	EUR	Goldman Sachs International	10/16/2018	(2,902)
10,500,489	USD	8,941,000	EUR	Goldman Sachs International	10/16/2018	(13,499)
27,256,654	USD	23,208,608	EUR	Goldman Sachs International	10/16/2018	(35,041)
49,428,104	USD	42,087,246	EUR	Goldman Sachs International	10/16/2018	(63,544)
1,408,634	GBP	1,860,009	USD	Goldman Sachs International	10/16/2018	(5,186)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

3,946,166	ILS	1,104,909	USD	Goldman Sachs International	8/20/2018	(29,091)
74,008,637	INR	1,096,262	USD	Goldman Sachs International	8/7/2018	(16,795)
1,077,775	USD	74,008,637	INR	Goldman Sachs International	8/7/2018	(1,692)
1,615,653	USD	1,798,943,603	KRW	Goldman Sachs International	10/5/2018	(2,038)
86,748	USD	1,742,267	MXN	Goldman Sachs International	8/3/2018	(6,718)
643,672	USD	12,865,747	MXN	Goldman Sachs International	8/3/2018	(46,521)
21,743	USD	419,010	MXN	Goldman Sachs International	9/4/2018	(618)
183,725	USD	3,725,825	MXN	Goldman Sachs International	4/3/2019	(8,575)
1,109,781	USD	22,101,063	MXN	JPMorgan Chase Bank N.A.	4/3/2019	(30,915)
7,168,709	MYR	1,767,532	USD	Goldman Sachs International	8/7/2018	(3,236)
1,761,899	USD	7,168,709	MYR	Goldman Sachs International	10/2/2018	(7,497)
57,226,072	PHP	1,101,773	USD	Goldman Sachs International	8/6/2018	(22,951)
58,437,260	RUB	936,269	USD	JPMorgan Chase Bank N.A.	9/5/2018	(4,281)
635,587	USD	40,459,907	RUB	Goldman Sachs International	8/23/2018	(10,581)
1,018,698	USD	64,289,901	RUB	Goldman Sachs International	9/5/2018	(6,631)
728,961	SGD	548,042	USD	Goldman Sachs International	8/7/2018	(12,553)
1,459,626	SGD	1,098,311	USD	Goldman Sachs International	8/7/2018	(26,081)
1,602,743	USD	2,188,587	SGD	Goldman Sachs International	8/7/2018	(4,977)
32,754,975	THB	988,012	USD	JPMorgan Chase Bank N.A.	9/12/2018	(2,585)
1,127,739	TRY	229,097	USD	Goldman Sachs International	9/10/2018	(4,018)
427,150	TRY	92,080	USD	Goldman Sachs International	9/10/2018	(6,827)
917,776	TRY	191,342	USD	Goldman Sachs International	9/10/2018	(8,168)
1,637,104	TRY	346,354	USD	Goldman Sachs International	9/10/2018	(19,613)
5,183,510	TRY	1,111,843	USD	Goldman Sachs International	9/10/2018	(77,295)
430,047	TRY	87,767	USD	JPMorgan Chase Bank N.A.	9/10/2018	(1,936)
774,680	USD	3,881,722	TRY	Goldman Sachs International	9/10/2018	(53)
986,598	USD	30,228,373	TWD	Goldman Sachs International	9/27/2018	(5,709)
180,467	USD	2,430,508	ZAR	Goldman Sachs International	10/11/2018	(2,468)
1,664	USD	22,452	ZAR	JPMorgan Chase Bank N.A.	10/11/2018	(27)
Total unrealized depreciation						$(843,395)
Total net unrealized appreciation						$57,138

ARS = Argentine Peso(a)
BRL = Brazilian Real(a)
CLP = Chilean Peso(a)
COP = Colombian Peso(a)
CZK = Czech Koruna
DKK = Danish Krone
EUR = Euro
GBP = Pound Sterling
HUF = Hungarian Forint
ILS = Israeli Shekel
INR = Indian Rupee(a)
KRW = South Korean Won(a)
MXN = Mexican Peso
MYR = Malaysian Ringgit(a)
PEN = Peruvian Nuevo Sol(a)
PHP = Philippine Peso(a)
PLN = Polish Zloty
RUB = Russian Ruble(a)
SGD = Singapore Dollar
THB = Thai Baht
TRY = Turkish Lira
TWD = Taiwan Dollar(a)
ZAR = South African Rand

(a) Non-deliverable forward contracts.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$73	$—	$—	$73
Loan Assignments
Automotive	—	2,127	255	2,382
Building & Development	—	3,643	304	3,947
Business Equipment & Services	—	18,957	833	19,790
Electronics - Electrical	—	15,430	192	15,622
Financial Intermediaries	—	2,747	1,121	3,868
Food Products	—	787	210	997
Health Care	—	11,447	136	11,583
Industrial Equipment	—	7,432	740	8,172
Other Loan Assignments(a)	—	84,452	—	84,452
Total Loan Assignments	—	147,022	3,791	150,813
U.S. Treasury Obligations	—	455,285	—	455,285
U.S. Government Agency Securities	—	2,718	—	2,718
Mortgage-Backed Securities(a)	—	951,243	—	951,243
Corporate Bonds(a)	—	1,378,302	—	1,378,302
Municipal Notes	—	33,833	—	33,833
Asset-Backed Securities	—	341,719	550	342,269
Foreign Government Securities	—	246,444	—	246,444
Developed Markets Ex- U.S.(a)	—	15,159	—	15,159
Short-Term Investments	—	22,898	—	22,898
Total Investments	$73	$3,594,623	$4,341	$3,599,037

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2018
Investments in Securities:
(000’s omitted)
Loan Assignments(c)
Automotive	$-	$-	$0(d)	$2	$277	$(24)	$-	$-	$255	$2
Building & Development	323	0(d)	0(d)	(4)	-	(15)	-	-	304	(4)
Business Equipment & Services	216	0(d)	0(d)	3	828	(214)	-	-	833	5
Containers & Glass Products	445	-	(9)	2	-	(438)	-	-	-	-

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Electronics - Electrical	-	-	-	(8)	-	-	200	-	192	(8)
Financial Intermediaries	503	0(d)	0(d)	1	1,117	(500)	-	-	1,121	6
Food Products	-	0(d)	-	-	210	-	-	-	210	0(d)
Health Care	1,203	-	-	2	134	-	-	(1,203)	136	2
Industrial Equipment	1,474	0(d)	(2)	(7)	-	(555)	-	(170)	740	(4)
Leisure Goods - Activities -Movies	1,371	0(d)	2	(4)	-	(330)	-	(1,039)	-	-
Steel	1,567	0(d)	2	(14)	-	(1,273)	-	(282)	-	-
Asset-Backed Securities(c)	-	-	-	-	550	-	-	-	550	-
Total	$7,102	$0(d)	$(7)	$(27)	$3,116	$(3,349)	$200	$(2,694)	$4,341	$(1)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended July 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $2,694,000 was transferred from Level 3 to Level 2. Also, approximately $200,000 was transferred from Level 2 to Level 3. Transfers of loan assignments and asset-backed securities into or out of Level 3 were primarily due to the pricing methodology using a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2018, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$74	$—	$—	$74
Liabilities	(5,928)	—	—	(5,928)
Forward Contracts(a)
Assets	—	900	—	900
Liabilities	—	(843)	—	(843)
Total	$(5,854)	$57	$—	$(5,797)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Investments in Affiliates(a):

	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held July 31, 2018	Value July 31, 2018	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class(c)	9,086,791	73,096	9,159,887	—	$—	$321,383	$(5,122,201)	$1,355,183
Neuberger Berman Short Duration Bond Fund Institutional Class(c)	2,571,930	7,921	2,579,851	—	—	37,516	(128,702)	51,426
Total					$—	$358,899	$(5,250,903)	$1,406,609

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Neuberger Berman Investment Advisers LLC.

(c)	At July 31, 2018, these were no longer held by the Fund.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) July 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 15.9%
	$1,550	U.S. Treasury Bill, 1.89%, due 8/23/18	$1,548	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds(d)
	4,529	0.38%, due 7/15/23	4,453
	1,545	0.25%, due 1/15/25	1,490
	5,070	2.00%, due 1/15/26	5,494
	2,196	3.88%, due 4/15/29	2,858
	205	U.S. Treasury Notes, 2.25%, due 11/15/27	193

		Total U.S. Treasury Obligations (Cost $16,333)	16,036

Mortgage-Backed Securities 8.5%

Collateralized Mortgage Obligations 6.7%
		Fannie Mae Connecticut Avenue Securities
	575	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 5.71%, due 9/25/29	630	(e)
	635	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.06%, due 10/25/29	683	(e)
	631	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 4.91%, due 11/25/29	663	(e)
	715	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.26%, due 1/25/30	732	(e)
	620	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 4.71%, due 2/25/30	644	(e)
	640	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 4.86%, due 2/25/30	667	(e)
	630	Ser. 2017-C07, Class 2M2, (1 month USD LIBOR + 2.50%), 4.56%, due 5/25/30	646	(e)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	850	Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.51%, due 10/25/29	934	(e)
	600	Ser. 2017-HQA2, Class M2, (1 month USD LIBOR + 2.65%), 4.71%, due 12/25/29	625	(e)
	520	Ser. 2018-HQA1, Class M2, (1 month USD LIBOR + 2.30%), 4.36%, due 9/25/30	522	(e)
			6,746
Commercial Mortgage-Backed 0.4%
	962	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.39%, due 2/10/48	66	(f)(g)
		Commercial Mortgage Trust
	818	Ser. 2014-CR16, Class XA, 1.15%, due 4/10/47	32	(f)(g)
	940	Ser. 2014-LC15, Class XA, 1.30%, due 4/10/47	40	(f)(g)
	826	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.14%, due 6/15/47	34	(f)(g)
		WF-RBS Commercial Mortgage Trust
	1,104	Ser. 2014-LC14, Class XA, 1.29%, due 3/15/47	48	(f)(g)
	4,099	Ser. 2014-C21, Class XA, 1.08%, due 8/15/47	188	(f)(g)
			408
Fannie Mae 0.9%
	935	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	950	(h)

Freddie Mac 0.5%
	470	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	477	(h)
			477

		Total Mortgage-Backed Securities (Cost $8,511)	8,581

Corporate Bonds 39.2%

Aerospace & Defense 0.4%
EUR	260	Leonardo SpA, 4.88%, due 3/24/25	350

Agriculture 0.3%
GBP	265	BAT Capital Corp., 2.13%, due 8/15/25	336	(i)

Airlines 0.2%
	$185	American Airlines, Inc., 4.38%, due 10/1/22	184

Apparel 0.7%
EUR	200	Hanesbrands Finance Luxembourg SCA, 3.50%, due 6/15/24	248	(i)
EUR	200	Levi Strauss & Co., 3.38%, due 3/15/27	242
EUR	200	PVH Corp., 3.63%, due 7/15/24	257	(i)
			747
Auto Manufacturers 0.8%
EUR	100	Peugeot SA, 2.00%, due 3/20/25	117	(i)(j)
EUR	225	Volkswagen Bank GmbH, 1.25%, due 12/15/25	257	(i)
EUR	400	Volkswagen Int'l Finance NV, (7 year EUR Swap + 2.20%), 2.50%, due 3/20/22	468	(e)(i)(s)
			842
Auto Parts & Equipment 0.8%
EUR	100	Gestamp Funding Luxembourg SA, 3.50%, due 5/15/23	120	(i)
EUR	250	LKQ Italia Bondco SpA, 3.88%, due 4/1/24	308	(i)
EUR	300	Schaeffler Finance BV, 3.50%, due 5/15/22	354	(i)
			782
Banks 4.4%
EUR	190	Barclays Bank PLC, (3 month EURIBOR + 0.71%), 4.75%, due 3/15/20	220	(e)(i)(s)
		Barclays PLC
GBP	100	3.25%, due 2/12/27	130	(i)
	$500	4.34%, due 1/10/28	479
GBP	200	CYBG PLC, (6 month GBP LIBOR + 2.29%), 3.13%, due 6/22/25	258	(e)(i)
GBP	400	Deutsche Bank AG, 1.88%, due 2/28/20	523	(i)
	$715	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	693	(e)(s)
EUR	750	Lloyds Banking Group PLC, 1.00%, due 11/9/23	873	(i)
	$400	Morgan Stanley, Ser. H, (3 month USD LIBOR + 3.61%), 5.45%, due 7/15/19	406	(e)(s)
		Royal Bank of Scotland Group PLC
EUR	100	(3 month EURIBOR + 2.04%), 2.00%, due 3/8/23	121	(e)(i)
EUR	500	(5 year EUR Swap + 2.65%), 3.63%, due 3/25/24	595	(e)(i)
	$200	TC Ziraat Bankasi AS, 5.13%, due 5/3/22	181	(i)
			4,479
Building Materials 0.2%
EUR	200	CEMEX Finance LLC, 4.63%, due 6/15/24	247	(i)

Chemicals 0.9%
EUR	120	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/25	145	(i)
EUR	100	Axalta Coating Systems LLC, 4.25%, due 8/15/24	122	(i)
EUR	264	Huntsman Int'l LLC, 4.25%, due 4/1/25	354
EUR	250	Ineos Group Holdings SA, 5.38%, due 8/1/24	308	(i)
			929
Commercial Services 1.2%
EUR	$200	Avis Budget Finance PLC, 4.50%, due 5/15/25	237	(i)
EUR	190	Europcar Groupe SA, 4.13%, due 11/15/24	220	(i)
		Hertz Holdings Netherlands BV
EUR	200	4.13%, due 10/15/21	237	(i)
EUR	100	5.50%, due 3/30/23	116	(i)
GBP	100	Iron Mountain UK PLC, 3.88%, due 11/15/25	125	(i)
EUR	200	Loxam SAS, 6.00%, due 4/15/25	248	(i)
			1,183
Computers 0.9%
	$620	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, due 6/15/26	655	(k)
	290	HP Enterprise Co., 4.90%, due 10/15/25	296
			951
Distribution - Wholesale 0.3%
EUR	191	Autodis SA, (3 month EURIBOR + 4.38%, Floor 4.38%), 4.38%, due 5/1/22	225	(e)(i)
EUR	100	Rexel SA, 2.63%, due 6/15/24	118	(i)
			343
Electric 2.6%
GBP	200	Drax Finco PLC, 4.25%, due 5/1/22	266	(i)
EUR	100	EnBW Energie Baden-Wuerttemberg AG, (5 year EUR Swap + 2.34%), 3.63%, due 4/2/76	123	(e)(i)
	$200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	194	(i)
GBP	200	Iberdrola Finanzas SA, 7.38%, due 1/29/24	332
GBP	340	innogy Finance BV, 5.63%, due 12/6/23	524	(i)
GBP	417	NGG Finance PLC, (12 year GBP Swap + 3.48%), 5.63%, due 6/18/73	601	(e)(i)
GBP	155	NWEN Finance PLC, 5.88%, due 6/21/21	217	(i)
EUR	300	Orano SA, 3.13%, due 3/20/23	354	(i)
			2,611
Electrical Components & Equipment 0.4%
EUR	400	Belden, Inc., 3.38%, due 7/15/27	445	(i)

Engineering & Construction 0.1%
EUR	100	SPIE SA, 3.13%, due 3/22/24	117	(i)

Entertainment 1.8%
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	266
EUR	201	Codere Finance 2 Luxembourg SA, 6.75%, due 11/1/21	227	(i)
EUR	170	Int'l Game Technology PLC, 4.75%, due 2/15/23	216	(i)
GBP	200	Ladbrokes Group Finance PLC, 5.13%, due 9/8/23	274	(i)
EUR	100	Merlin Entertainments PLC, 2.75%, due 3/15/22	122	(i)
EUR	200	Scientific Games Int'l, Inc., 3.38%, due 2/15/26	224	(i)
GBP	160	William Hill PLC, 4.88%, due 9/7/23	220	(i)
EUR	200	WMG Acquisition Corp., 4.13%, due 11/1/24	242	(i)
			1,791
Environmental Control 0.2%
EUR	185	Paprec Holding SA, 4.00%, due 3/31/25	217	(i)

Food 1.5%
		Casino Guichard Perrachon SA
EUR	100	5.24%, due 3/9/20	123
EUR	200	4.50%, due 3/7/24	236	(i)
EUR	186	Darling Global Finance BV, 3.63%, due 5/15/26	222	(i)
	$200	JBS Investments GmbH, 7.75%, due 10/28/20	205	(i)
EUR	215	Nomad Foods Bondco PLC, 3.25%, due 5/15/24	250	(i)
GBP	315	Tesco PLC, 5.50%, due 1/13/33	482
			1,518
Food Service 0.2%
EUR	200	Aramark Int'l Finance Sarl, 3.13%, due 4/1/25	242	(i)

Forest Products & Paper 0.4%
EUR	155	Smurfit Kappa Acquisitions, 2.75%, due 2/1/25	188	(i)
EUR	185	Stora Enso OYJ, 2.50%, due 3/21/28	221	(i)
			409
Gas 0.5%
		Centrica PLC
GBP	200	6.40%, due 9/4/26	334
GBP	100	4.38%, due 3/13/29	148	(i)
			482
Healthcare - Services 0.5%
EUR	265	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/24	326	(i)
GBP	100	Voyage Care BondCo PLC, 5.88%, due 5/1/23	131	(i)
			457
Holding Companies - Diversified 0.4%
GBP	100	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/26	157	(i)
EUR	188	ProGroup AG, 3.00%, due 3/31/26	216	(i)
			373
Home Builders 0.2%
GBP	145	Miller Homes Group Holdings PLC, 5.50%, due 10/15/24	190	(i)

Household Products - Wares 0.2%
EUR	200	Spectrum Brands, Inc., 4.00%, due 10/1/26	232	(i)

Insurance 0.5%
GBP	325	Phoenix Group Holdings, 5.75%, due 7/7/21	470	(i)

Internet 0.4%
EUR	100	Netflix, Inc., 3.63%, due 5/15/27	115
EUR	200	United Group BV, 4.88%, due 7/1/24	241	(i)
			356
Iron - Steel 0.6%
	$100	CSN Resources SA, 6.50%, due 7/21/20	97	(i)
	435	Vale Overseas Ltd., 6.25%, due 8/10/26	478
			575
Leisure Time 0.2%
EUR	185	Piaggio & C SpA, 3.63%, due 4/30/25	221	(i)

Lodging 0.1%
EUR	100	NH Hotel Group SA, 3.75%, due 10/1/23	122	(i)

Media 3.0%
EUR	215	Altice Finco SA, 4.75%, due 1/15/28	218	(i)
		Altice Luxembourg SA
EUR	100	7.25%, due 5/15/22	120	(i)
EUR	300	6.25%, due 2/15/25	341	(i)
	$585	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 3/15/28	560
		Discovery Communications LLC
EUR	215	1.90%, due 3/19/27	247
	$30	3.95%, due 3/20/28	29
EUR	300	Numericable-SFR SA, 5.63%, due 5/15/24	364	(i)
EUR	90	Telenet Finance VI Luxembourg SCA, 4.88%, due 7/15/27	112	(i)
EUR	198	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	260	(i)
EUR	$200	UPCB Finance IV Ltd., 4.00%, due 1/15/27	239	(i)
		Virgin Media Secured Finance PLC
GBP	100	5.13%, due 1/15/25	134	(i)
GBP	100	4.88%, due 1/15/27	128	(i)
GBP	100	6.25%, due 3/28/29	137	(i)
EUR	100	Ziggo Bond Co. BV, 7.13%, due 5/15/24	125	(i)
			3,014
Mining 0.2%
EUR	190	Constellium NV, 4.25%, due 2/15/26	222	(i)

Miscellaneous Manufacturers 1.5%
EUR	200	Colfax Corp., 3.25%, due 5/15/25	240	(i)
	$1,270	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	1,248	(e)(s)
			1,488
Multi-National 0.2%
	200	Banque Ouest Africaine de Developpement, 5.50%, due 5/6/21	206	(i)

Oil & Gas 1.5%
	255	Hess Corp., 4.30%, due 4/1/27	250
		Petrobras Global Finance BV
EUR	200	5.88%, due 3/7/22	264
GBP	250	6.25%, due 12/14/26	339
	$50	7.38%, due 1/17/27	52
		Petroleos de Venezuela SA
	22	6.00%, due 5/16/24	5	(i)(l)
	251	6.00%, due 11/15/26	55	(i)(l)
	362	5.38%, due 4/12/27	86	(i)(l)
		Petroleos Mexicanos
	100	5.35%, due 2/12/28	93	(k)
	200	6.50%, due 6/2/41	184
EUR	170	Repsol International Finance BV, (10 year EUR Swap + 4.20%), 4.50%, due 3/25/75	214	(e)(i)
			1,542
Packaging & Containers 1.9%
EUR	250	ARD Finance SA, 6.63% Cash/17.38% PIK, due 9/15/23	302	(m)
EUR	400	Ardagh Packaging Finance PLC, 6.75%, due 5/15/24	505	(i)
EUR	485	Crown European Holdings SA, 3.38%, due 5/15/25	584	(i)
EUR	200	Horizon Holdings I SAS, 7.25%, due 8/1/23	242	(i)
EUR	200	Silgan Holdings, Inc., 3.25%, due 3/15/25	239
			1,872
Pharmaceuticals 1.3%
	$490	CVS Health Corp., 4.30%, due 3/25/28	488
EUR	200	Grifols SA, 3.20%, due 5/1/25	234	(i)
EUR	200	Nidda BondCo GmbH, 5.00%, due 9/30/25	222	(i)
EUR	100	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/27	101	(i)
EUR	210	Valeant Pharmaceuticals International, Inc., 4.50%, due 5/15/23	237	(i)
			1,282
Pipelines 1.2%
	$200	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/47	194	(k)
	735	Energy Transfer Partners L.P., Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	698	(e)(s)
	280	Southern Gas Corridor CJSC, 6.88%, due 3/24/26	308	(i)
			1,200
Real Estate 0.2%
EUR	200	Summit Germany Ltd., 2.00%, due 1/31/25	220	(i)

Real Estate Investment Trusts 1.1%
	$305	EPR Properties, 4.50%, due 4/1/25	300
EUR	290	Equinix, Inc., 2.88%, due 10/1/25	331
EUR	200	Iron Mountain, Inc., 3.00%, due 1/15/25	232	(i)
EUR	205	MPT Operating Partnership LP/MPT Finance Corp., 3.33%, due 3/24/25	247
			1,110
Retail 1.1%
GBP	155	EI Group PLC, 6.00%, due 10/6/23	220	(i)
GBP	550	Next PLC, 4.38%, due 10/2/26	771	(i)
GBP	100	Stonegate Pub Co. Financing PLC, 4.88%, due 3/15/22	129	(i)
			1,120
Semiconductors 0.7%
	$740	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	693

Software 0.4%
EUR	300	Quintiles IMS, Inc., 3.25%, due 3/15/25	352	(i)

Telecommunications 2.5%
	$235	AT&T, Inc., 4.25%, due 3/1/27	233
EUR	200	Cellnex Telecom SA, 2.88%, due 4/18/25	240	(i)
	$200	GTH Finance BV, 6.25%, due 4/26/20	205	(i)
GBP	200	Koninklijke KPN NV, (5 year GBP Swap + 5.51%), 6.88%, due 3/14/73	278	(e)(i)
EUR	100	Matterhorn Telecom Holding SA, 4.88%, due 5/1/23	118	(i)
EUR	100	Matterhorn Telecom SA, 3.88%, due 5/1/22	119	(i)
EUR	35	Olivetti Finance SA, Ser. 14, 7.75%, due 1/24/33	56
		Telecom Italia SpA
EUR	50	5.25%, due 2/10/22	66	(i)
EUR	450	3.63%, due 1/19/24	564	(i)
EUR	200	3.00%, due 9/30/25	238	(i)
		Verizon Communications, Inc.
EUR	100	1.38%, due 11/2/28	113
EUR	100	1.88%, due 10/26/29	117
EUR	111	Wind Tre SpA, 3.13%, due 1/20/25	121	(i)
			2,468
Transportation 0.1%
EUR	100	La Poste SA, (5 year EUR Swap + 2.44%), 3.13%, due 1/29/26	113	(e)(i)(s)

Water 0.4%
GBP	150	Anglian Water Osprey Financing PLC, 5.00%, due 4/30/23	200	(i)
GBP	150	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/24	191	(i)
			391

		Total Corporate Bonds (Cost $40,035)	39,494

Asset-Backed Securities 6.6%
	$250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3 month USD LIBOR + 6.10%), 8.44%, due 10/15/30	253	(e)(k)
	300	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.46%), 8.81%, due 10/20/29	304	(e)(k)
		Bear Stearns Asset Backed Securities Trust
	229	Ser. 2004-SD3, Class M2, (1 month USD LIBOR + 1.88%), 3.94%, due 9/25/34	232	(e)
	483	Ser. 2005-SD2, Class 1M2, (1 month USD LIBOR + 1.00%), 3.06%, due 3/25/35	479	(e)
	250	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3 month USD LIBOR + 6.41%), 8.75%, due 10/15/30	253	(e)(k)
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1 month USD LIBOR + 0.24%), 2.30%, due 5/25/36	322	(e)
	500	Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.20%), 8.54%, due 10/15/30	507	(e)(k)
	250	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3 month USD LIBOR + 6.20%), 8.54%, due 10/19/29	254	(e)(k)
	300	Flatiron CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.00%), 8.34%, due 5/15/30	299	(e)(k)
	250	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.40%), 8.74%, due 10/15/30	254	(e)(k)
	250	Milos CLO Ltd., Ser. 2017-1A, Class E, (3 month USD LIBOR + 6.30%), 8.65%, due 10/20/30	253	(e)(k)
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, (1 month USD LIBOR + 0.37%), 2.43%, due 3/25/36	328	(e)
	1,710	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ4, Class M3, (1 month USD LIBOR + 0.52%), 2.58%, due 11/25/35	1,689	(e)
	122	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1 month USD LIBOR + 0.98%), 3.04%, due 7/25/34	119	(e)
		Structured Asset Securities Corp.
	185	Ser. 2005-WF4, Class M4, (1 month USD LIBOR + 0.87%), 2.93%, due 11/25/35	186	(e)
	57	Ser. 2006-AM1, Class A4, (1 month USD LIBOR + 0.16%), 2.22%, due 4/25/36	57	(e)
	580	Trafigura Securitisation Finance PLC, Ser. 2017-1A, Class B, (1 month USD LIBOR + 1.70%), 3.77%, due 12/15/20	579	(e)(k)
	250	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3 month USD LIBOR + 6.68%), 9.04%, due 7/25/29	255	(e)(k)

		Total Asset-Backed Securities (Cost $6,045)	6,623

Foreign Government Securities 13.4%
	200	Angolan Government International Bond, 8.25%, due 5/9/28	207	(i)
		Argentine Republic Government International Bond
EUR	138	7.82%, due 12/31/33	162
EUR	780	2.26%, due 12/31/38	560	(n)
	$80	Belize Government International Bond, 4.94%, due 2/20/34	48	(i)
BRL	4,000	Brazil Letras do Tesouro Nacional, 0.00%, due 7/1/21	822
	$270	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	263	(i)
		Bundesrepublik Deutschland
EUR	270	0.25%, due 2/15/27	316	(i)
EUR	30	5.50%, due 1/4/31	56	(i)
	$200	Colombia Government International Bond, 5.00%, due 6/15/45	199
	200	Costa Rica Government International Bond, 7.16%, due 3/12/45	209	(i)
		Croatia Government International Bond
EUR	220	3.00%, due 3/20/27	271	(i)
EUR	100	2.75%, due 1/27/30	117	(i)
		Egypt Government International Bond
EUR	100	4.75%, due 4/16/26	115	(i)
	$200	7.90%, due 2/21/48	198	(i)
	20	El Salvador Government International Bond, 7.75%, due 1/24/23	21	(i)
	200	Ghana Government International Bond, 10.75%, due 10/14/30	259	(i)
	200	Hungary Government International Bond, 5.38%, due 2/21/23	213
		Indonesia Government International Bond
EUR	150	3.75%, due 6/14/28	197	(i)
	$200	5.13%, due 1/15/45	205	(i)
		Ivory Coast Government International Bond
	277	5.75%, due 12/31/32	264	(i)
	102	5.75%, due 12/31/32	97	(i)
JPY	273,159	Japanese Government CPI Linked Bond, 0.10%, due 3/10/27	2,583	(d)
		Lebanon Government International Bond
	$14	6.85%, due 3/23/27	12	(i)
	44	6.65%, due 2/26/30	35	(i)
MXN	15,700	Mexican Bonos, 10.00%, due 12/5/24	937
	$250	Mexico Government International Bond, 5.75%, due 10/12/10	246
EUR	100	Montenegro Government International Bond, 3.38%, due 4/21/25	116	(i)
		Nigeria Government International Bond
	$200	7.14%, due 2/23/30	199	(i)
	270	7.88%, due 2/16/32	278	(i)
	200	Oman Government International Bond, 6.75%, due 1/17/48	190	(i)
	200	Paraguay Government International Bond, 6.10%, due 8/11/44	217	(i)
EUR	150	Peruvian Government International Bond, 3.75%, due 3/1/30	210
ZAR	11,500	Republic of South Africa Government Bond, 9.00%, due 1/31/40	838
	$200	Republic of South Africa Government International Bond, 4.85%, due 9/27/27	193
		Romanian Government International Bond
EUR	30	2.50%, due 2/8/30	34	(i)
EUR	60	3.88%, due 10/29/35	73	(i)
RUB	51,000	Russian Federal Bond - OFZ, 7.70%, due 3/23/33	816
		Russian Foreign Bond - Eurobond
	$200	4.25%, due 6/23/27	195	(i)
	76	7.50%, due 3/31/30	84	(i)
	200	Saudi Government International Bond, 4.50%, due 4/17/30	202	(i)
		Sri Lanka Government International Bond
	200	5.88%, due 7/25/22	200	(i)
	200	6.20%, due 5/11/27	192	(i)
		Turkey Government International Bond
	200	5.63%, due 3/30/21	197
	200	4.88%, due 10/9/26	172
	200	6.13%, due 10/24/28	183
		Ukraine Government International Bond
	200	7.75%, due 9/1/25	196	(i)
	100	0.00%, due 5/31/40	63	(i)(o)
	49	Venezuela Government International Bond, 8.25%, due 10/13/24	13	(i)(l)

		Total Foreign Government Securities (Cost $13,936)	13,473

NUMBER OF SHARES

Exchange-Traded Funds 4.0%
	228,334	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $4,392)	3,977

Short-Term Investments 10.1%

Investment Companies 10.1%
	10,197,216	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.83%(p) (Cost $10,197)	10,197	(q)

		Total Investments 97.7% (Cost $99,449)	98,381

		Other Assets Less Liabilities 2.3%	2,342	(r)

		Net Assets 100.0%	$100,723

(a)
Principal amount is stated in the currency in which the security is denominated.

BRL = Brazilian Real
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
MXN = Mexican Peso
RUB = Russian Ruble
ZAR = South African Rand

(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
EURIBOR = Euro Interbank Offered Rate
GBP LIBOR= British pound sterling LIBOR
ICE= Intercontinental Exchange
LIBOR = London Interbank Offered Rate

(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2018, amounted to approximately $1,427,000, which represents 1.4% of net assets of the Fund.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2018, amounted to approximately $31,570,000, which represents 31.3% of net assets of the Fund.

(j)	When-issued security. Total value of all such securities at July 31, 2018 amounted to approximately $117,000, which represents 0.1% of net assets for the Fund.
(k)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2018, these securities amounted to approximately $4,153,000, which represents 4.1% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(l)	Defaulted security.
(m)	Payment-in-kind (PIK) security.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2018.

(o)	Currently a zero coupon security; will convert to variable in 2021 where it will be linked to the IMF Ukraine GDP Index.
(p)	Rate represents 7-day effective yield as of July 31, 2018.
(q)
All or a portion of this security is segregated in connection with obligations for when-issued securities, to be announced securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $10,197,000.

(r)	Includes the impact of the Fund's open positions in derivatives at July 31, 2018.
(s)	Perpetual Bond Security. The rate reflected was the rate in effect on July 31,2018. The maturity date reflects the next call date.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At July 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	71	Euro-Bund	13,414,993	$67,073
9/2018	22	U.S. Treasury Ultra Long Bond	3,451,938	76,372
9/2018	206	U.S. Treasury Note, 2 Year	43,543,250	(30,950)
9/2018	196	U.S. Treasury Note, 5 Year	22,172,500	45,937
Total Long Positions			$82,582,681	$158,432
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2018	77	Euro-Bobl	(11,850,157)	$(13,506)
9/2018	63	Euro-Bund	(11,903,444)	(59,496)
9/2018	7	Euro-Buxl Bond, 30 Year	(1,437,365)	(12,044)
9/2018	57	Euro-OAT	(10,246,557)	(67,635)
9/2018	23	Mini JGB, 10 Year	(3,096,767)	1,440
9/2018	184	U.S. Treasury Bond, Ultra 10 Year	(23,388,125)	(74,062)
9/2018	25	U.S. Treasury Long Bond	(3,574,219)	(25,126)
9/2018	42	U.S. Treasury Ultra Long Bond	(6,590,063)	(98,691)
9/2018	288	U.S. Treasury Note, 10 Year	(34,393,500)	(103,034)
9/2018	33	U.K. Long Gilt Bond	(5,313,778)	(45,045)
Total Short Positions			$(111,793,975)	$(497,199)
Total Futures				$(338,767)

At July 31, 2018, the Fund had $233,386 deposited in a segregated account to cover margin requirements on open futures.
The Fund had securities pledged in the amount of $1,443,346 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At July 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
3,434,916	AUD	2,550,872	USD	Citibank, N.A.	10/16/2018	$1,896
394,259	AUD	291,892	USD	Citibank, N.A.	10/16/2018	1,115
8,485,338	AUD	6,298,666	USD	Goldman Sachs International	10/16/2018	7,484
145,544	AUD	108,037	USD	Goldman Sachs International	10/16/2018	128
47,114	AUD	34,973	USD	Goldman Sachs International	10/16/2018	42
797,251	AUD	592,080	USD	Societe Generale	10/16/2018	423
1,000,519	AUD	738,588	USD	Standard Chartered Bank	10/16/2018	4,980
162,265	AUD	120,555	USD	State Street Bank and Trust Company	10/16/2018	38
201,752	BRL	51,951	USD	JPMorgan Chase Bank N.A.	10/16/2018	1,398
344,070	BRL	88,436	USD	Royal Bank of Canada	10/16/2018	2,547
254,338	BRL	65,261	USD	State Street Bank and Trust Company	10/16/2018	1,994
5,774,951	CAD	4,401,069	USD	Citibank, N.A.	10/16/2018	44,115
5,206,345	CAD	3,967,737	USD	Citibank, N.A.	10/16/2018	39,771
282,480	CAD	215,370	USD	Citibank, N.A.	10/16/2018	2,065
1,422,344	CAD	1,090,027	USD	Goldman Sachs International	10/16/2018	4,801
846,175	CAD	645,255	USD	Royal Bank of Canada	10/16/2018	6,075
12,502	CAD	9,533	USD	Royal Bank of Canada	10/16/2018	90
17,255,286	CAD	13,170,436	USD	Societe Generale	10/16/2018	111,569
544,980	CAD	415,300	USD	Standard Chartered Bank	10/16/2018	4,190
1,718,612	CAD	1,310,942	USD	State Street Bank and Trust Company	10/16/2018	11,935
See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

9,210,754	CHF	9,308,540	USD	State Street Bank and Trust Company	10/16/2018	52,786
1,007,217	CZK	45,799	USD	Goldman Sachs International	10/16/2018	385
1,290,917	EUR	1,515,046	USD	Citibank, N.A.	10/16/2018	2,982
613,019	EUR	718,605	USD	Goldman Sachs International	10/16/2018	2,262
2,551,586	USD	2,163,626	EUR	Citibank, N.A.	10/16/2018	7,313
4,186,121	USD	3,551,202	EUR	Goldman Sachs International	10/16/2018	10,157
2,706,224	USD	2,295,764	EUR	Goldman Sachs International	10/16/2018	6,566
830,462	USD	701,710	EUR	Goldman Sachs International	10/16/2018	5,300
171,183	USD	144,643	EUR	Goldman Sachs International	10/16/2018	1,093
7,216,132	USD	6,122,215	EUR	Royal Bank of Canada	10/16/2018	16,837
2,789,655	USD	2,366,762	EUR	Royal Bank of Canada	10/16/2018	6,509
127,294	USD	107,997	EUR	Royal Bank of Canada	10/16/2018	297
73,768	USD	62,662	EUR	Royal Bank of Canada	10/16/2018	82
2,923,972	USD	2,478,623	EUR	Societe Generale	10/16/2018	9,285
538,422	USD	456,415	EUR	Societe Generale	10/16/2018	1,710
14,402,496	USD	12,212,336	EUR	State Street Bank and Trust Company	10/16/2018	41,646
13,154,757	USD	11,154,338	EUR	State Street Bank and Trust Company	10/16/2018	38,038
378,055	GBP	497,701	USD	State Street Bank and Trust Company	10/16/2018	105
2,333,562	USD	1,751,476	GBP	Citibank, N.A.	10/16/2018	27,300
431,776	USD	324,259	GBP	Citibank, N.A.	10/16/2018	4,806
1,959,720	USD	1,472,002	GBP	Goldman Sachs International	10/16/2018	21,457
1,677,019	USD	1,259,657	GBP	Goldman Sachs International	10/16/2018	18,362
3,992,709	USD	2,999,894	GBP	Royal Bank of Canada	10/16/2018	42,588
1,186,916	USD	891,781	GBP	Royal Bank of Canada	10/16/2018	12,660
742,831	USD	557,770	GBP	Societe Generale	10/16/2018	8,385
545,677	USD	409,733	GBP	Societe Generale	10/16/2018	6,160
1,144,462	USD	858,398	GBP	Standard Chartered Bank	10/16/2018	14,163
208,590	USD	158,240	GBP	Standard Chartered Bank	10/16/2018	227
4,705,759	USD	3,533,781	GBP	State Street Bank and Trust Company	10/16/2018	52,641
983,361	USD	738,453	GBP	State Street Bank and Trust Company	10/16/2018	11,000
518,413	USD	389,301	GBP	State Street Bank and Trust Company	10/16/2018	5,799
234,159,999	JPY	2,089,270	USD	Citibank, N.A.	10/16/2018	15,673
4,169,417	JPY	37,360	USD	Goldman Sachs International	10/16/2018	120
657,619,922	JPY	5,888,167	USD	Royal Bank of Canada	10/16/2018	23,401
110,362,059	JPY	988,155	USD	Royal Bank of Canada	10/16/2018	3,927
76,098,071	JPY	681,596	USD	Societe Generale	10/16/2018	2,475
325,786,775	JPY	2,918,334	USD	Standard Chartered Bank	10/16/2018	10,273
51,413,466	JPY	459,808	USD	Standard Chartered Bank	10/16/2018	2,365
1,605,895	USD	177,510,838	JPY	Goldman Sachs International	10/16/2018	10,190
156,954	USD	17,354,369	JPY	Standard Chartered Bank	10/16/2018	949
72,128,152	KRW	63,627	USD	Royal Bank of Canada	10/16/2018	1,259
2,971,597,001	KRW	2,640,715	USD	State Street Bank and Trust Company	10/16/2018	32,502
14,998,911	MXN	785,901	USD	Goldman Sachs International	10/16/2018	9,100
17,332,764	MXN	908,283	USD	Royal Bank of Canada	10/16/2018	10,421
15,523,927	MXN	813,495	USD	Royal Bank of Canada	10/16/2018	9,334
7,686,764	MXN	401,691	USD	State Street Bank and Trust Company	10/16/2018	5,737
23,563,953	NOK	2,894,870	USD	Goldman Sachs International	10/16/2018	2,458
613,336	USD	4,912,737	NOK	Citibank, N.A.	10/16/2018	9,286
3,330,526	USD	26,886,903	NOK	JPMorgan Chase Bank N.A.	10/16/2018	24,621
1,618,858	USD	13,043,086	NOK	Standard Chartered Bank	10/16/2018	15,133
4,251,421	USD	34,299,940	NOK	State Street Bank and Trust Company	10/16/2018	34,039
3,571,174	NZD	2,422,934	USD	Citibank, N.A.	10/16/2018	11,213
10,826,017	NZD	7,345,723	USD	Goldman Sachs International	10/16/2018	33,396
4,392,693	NZD	2,980,266	USD	Royal Bank of Canada	10/16/2018	13,836
2,427,553	NZD	1,647,481	USD	Societe Generale	10/16/2018	7,163
520,028	SEK	59,354	USD	JPMorgan Chase Bank N.A.	10/16/2018	127
29,993,034	SEK	3,426,287	USD	Royal Bank of Canada	10/16/2018	4,339
343,270	SEK	39,214	USD	Royal Bank of Canada	10/16/2018	50
7,735,635	SEK	874,101	USD	Standard Chartered Bank	10/16/2018	10,707
See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

11,672,165	SEK	1,333,146	USD	Standard Chartered Bank	10/16/2018	1,925
104,073,636	SEK	11,884,037	USD	State Street Bank and Trust Company	10/16/2018	19,984
347,384	SEK	39,667	USD	State Street Bank and Trust Company	10/16/2018	67
211,894	USD	1,849,131	SEK	Citibank, N.A.	10/16/2018	389
1,960,171	USD	17,024,714	SEK	Goldman Sachs International	10/16/2018	12,871
554,070	ZAR	41,527	USD	Goldman Sachs International	10/16/2018	149
31,966,871	ZAR	2,396,712	USD	Royal Bank of Canada	10/16/2018	7,766
Total unrealized appreciation						$1,022,802

79,861	USD	107,868	AUD	Citibank, N.A.	10/16/2018	$(305)
389,316	USD	528,603	AUD	Citibank, N.A.	10/16/2018	(3,532)
2,300,996	USD	3,099,832	AUD	JPMorgan Chase Bank N.A.	10/16/2018	(2,743)
1,679,079	USD	2,261,112	AUD	Royal Bank of Canada	10/16/2018	(1,339)
1,876,808	USD	2,527,381	AUD	Royal Bank of Canada	10/16/2018	(1,496)
73,998	USD	99,640	AUD	Societe Generale	10/16/2018	(53)
1,312,223	USD	1,765,898	AUD	Standard Chartered Bank	10/16/2018	(161)
345,698	USD	468,616	AUD	Standard Chartered Bank	10/16/2018	(2,569)
5,256,833	USD	7,075,621	AUD	State Street Bank and Trust Company	10/16/2018	(1,642)
1,827,378	USD	2,471,267	AUD	State Street Bank and Trust Company	10/16/2018	(9,223)
4,189,122	USD	5,502,747	CAD	Goldman Sachs International	10/16/2018	(46,537)
3,339,795	USD	4,380,802	CAD	JPMorgan Chase Bank N.A.	10/16/2018	(32,264)
10,591,661	USD	13,889,693	CAD	Royal Bank of Canada	10/16/2018	(99,727)
34,864	USD	45,677	CAD	Societe Generale	10/16/2018	(295)
188,265	USD	245,639	CAD	Standard Chartered Bank	10/16/2018	(812)
383,926	USD	505,623	CAD	Standard Chartered Bank	10/16/2018	(5,270)
4,644,420	USD	6,088,719	CAD	State Street Bank and Trust Company	10/16/2018	(42,282)
2,254,871	CHF	2,293,759	USD	Goldman Sachs International	10/16/2018	(2,027)
945,992	USD	936,769	CHF	Citibank, N.A.	10/16/2018	(6,090)
957,540	USD	948,070	CHF	Goldman Sachs International	10/16/2018	(6,028)
816,889	USD	810,419	CHF	Goldman Sachs International	10/16/2018	(6,779)
1,105,396	USD	1,095,129	CHF	JPMorgan Chase Bank N.A.	10/16/2018	(7,636)
3,693,684	USD	3,657,301	CHF	Royal Bank of Canada	10/16/2018	(23,405)
8,400,018	USD	8,312,255	CHF	Societe Generale	10/16/2018	(48,121)
1,577,394	USD	1,561,887	CHF	Standard Chartered Bank	10/16/2018	(10,026)
821,982	USD	811,600	CHF	State Street Bank and Trust Company	10/16/2018	(2,886)
46,660	USD	1,027,186	CZK	State Street Bank and Trust Company	10/16/2018	(439)
434,048	EUR	511,877	USD	Citibank, N.A.	10/16/2018	(1,467)
1,882,122	EUR	2,219,605	USD	Citibank, N.A.	10/16/2018	(6,362)
638,553	EUR	752,720	USD	Goldman Sachs International	10/16/2018	(1,826)
3,070,336	EUR	3,619,281	USD	Goldman Sachs International	10/16/2018	(8,782)
16,594	EUR	19,559	USD	JPMorgan Chase Bank N.A.	10/16/2018	(46)
238,359	EUR	280,954	USD	JPMorgan Chase Bank N.A.	10/16/2018	(660)
8,197,367	EUR	9,662,236	USD	JPMorgan Chase Bank N.A.	10/16/2018	(22,708)
63,805	EUR	75,206	USD	Royal Bank of Canada	10/16/2018	(175)
77,624	EUR	91,571	USD	Societe Generale	10/16/2018	(291)
260,155	EUR	306,988	USD	Standard Chartered Bank	10/16/2018	(1,064)
1,188,972	EUR	1,403,011	USD	Standard Chartered Bank	10/16/2018	(4,863)
698,577	EUR	823,859	USD	State Street Bank and Trust Company	10/16/2018	(2,382)
19,737	USD	16,826	EUR	Royal Bank of Canada	10/16/2018	(49)
116,515	USD	99,450	EUR	Royal Bank of Canada	10/16/2018	(431)
87,042	USD	74,323	EUR	Standard Chartered Bank	10/16/2018	(357)
44,452	GBP	59,225	USD	Citibank, N.A.	10/16/2018	(693)
1,189,270	GBP	1,584,512	USD	Citibank, N.A.	10/16/2018	(18,537)
4,282,827	GBP	5,701,856	USD	Goldman Sachs International	10/16/2018	(62,429)
49,445	GBP	65,798	USD	JPMorgan Chase Bank N.A.	10/16/2018	(692)
4,278,015	GBP	5,692,930	USD	JPMorgan Chase Bank N.A.	10/16/2018	(59,839)
1,335,414	GBP	1,777,369	USD	Royal Bank of Canada	10/16/2018	(18,958)
49,175	GBP	65,491	USD	Societe Generale	10/16/2018	(739)
57,894	GBP	77,187	USD	Standard Chartered Bank	10/16/2018	(955)
19,968	USD	15,230	GBP	Royal Bank of Canada	10/16/2018	(86)
See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

340,374	USD	259,076	GBP	Standard Chartered Bank	10/16/2018	(765)
211,737,585	JPY	1,917,632	USD	Goldman Sachs International	10/16/2018	(14,251)
70,114	USD	7,826,313	JPY	Citibank, N.A.	10/16/2018	(239)
1,121,084	USD	125,137,630	JPY	Citibank, N.A.	10/16/2018	(3,821)
338,063	USD	37,727,990	JPY	Goldman Sachs International	10/16/2018	(1,087)
1,445,498	USD	161,508,908	JPY	JPMorgan Chase Bank N.A.	10/16/2018	(6,361)
2,564,028	USD	286,363,438	JPY	Royal Bank of Canada	10/16/2018	(10,190)
2,468,477	USD	275,597,827	JPY	Societe Generale	10/16/2018	(8,965)
1,720,793	USD	192,047,414	JPY	State Street Bank and Trust Company	10/16/2018	(5,586)
3,643,939	USD	406,678,193	JPY	State Street Bank and Trust Company	10/16/2018	(11,828)
2,640,087	USD	2,971,734,992	KRW	Goldman Sachs International	10/16/2018	(33,255)
64,143	USD	72,171,930	KRW	Royal Bank of Canada	10/16/2018	(782)
786,684	USD	14,998,911	MXN	Citibank, N.A.	10/16/2018	(8,317)
211,971	USD	4,045,461	MXN	Goldman Sachs International	10/16/2018	(2,455)
996,063	USD	19,009,865	MXN	Goldman Sachs International	10/16/2018	(11,534)
211,664	USD	4,036,479	MXN	Societe Generale	10/16/2018	(2,286)
694,362	USD	13,287,303	MXN	State Street Bank and Trust Company	10/16/2018	(9,917)
32,436,835	NOK	4,023,872	USD	Citibank, N.A.	10/16/2018	(35,570)
688,524	NOK	85,358	USD	Goldman Sachs International	10/16/2018	(700)
16,091,527	NOK	1,996,244	USD	Royal Bank of Canada	10/16/2018	(17,696)
27,419,673	NOK	3,401,130	USD	Societe Generale	10/16/2018	(29,718)
4,826,741	NOK	594,463	USD	Standard Chartered Bank	10/16/2018	(986)
467,477	USD	3,824,592	NOK	Standard Chartered Bank	10/16/2018	(2,779)
2,686,598	USD	3,955,487	NZD	Citibank, N.A.	10/16/2018	(9,500)
25,844	USD	38,088	NZD	Goldman Sachs International	10/16/2018	(118)
83,751	USD	123,487	NZD	JPMorgan Chase Bank N.A.	10/16/2018	(419)
3,247,508	USD	4,788,317	NZD	JPMorgan Chase Bank N.A.	10/16/2018	(16,255)
77,143	USD	113,577	NZD	Royal Bank of Canada	10/16/2018	(272)
107,320	USD	158,182	NZD	Royal Bank of Canada	10/16/2018	(498)
3,185,858	USD	4,695,719	NZD	Royal Bank of Canada	10/16/2018	(14,790)
90,787	USD	133,774	NZD	Societe Generale	10/16/2018	(395)
5,149,664	USD	7,587,999	NZD	Societe Generale	10/16/2018	(22,390)
211,232	USD	313,373	NZD	Standard Chartered Bank	10/16/2018	(2,366)
3,318,014	USD	4,889,982	NZD	Standard Chartered Bank	10/16/2018	(15,045)
114,067	USD	168,185	NZD	State Street Bank and Trust Company	10/16/2018	(569)
716,662	USD	1,056,673	NZD	State Street Bank and Trust Company	10/16/2018	(3,577)
7,495,578	RUB	119,400	USD	Goldman Sachs International	10/16/2018	(313)
2,947,780	USD	25,817,543	SEK	Citibank, N.A.	10/16/2018	(5,250)
53,969	USD	472,703	SEK	Goldman Sachs International	10/16/2018	(99)
201,434	USD	1,774,533	SEK	Goldman Sachs International	10/16/2018	(1,539)
4,853,940	USD	42,514,691	SEK	Goldman Sachs International	10/16/2018	(8,922)
117,239	USD	1,027,184	SEK	JPMorgan Chase Bank N.A.	10/16/2018	(251)
1,794	USD	15,705	SEK	Societe Generale	10/16/2018	(2)
2,839,279	USD	24,853,945	SEK	Societe Generale	10/16/2018	(3,533)
164,789	USD	1,451,682	SEK	Standard Chartered Bank	10/16/2018	(1,256)
62,840	USD	838,314	ZAR	Citibank, N.A.	10/16/2018	(216)
2,177,081	USD	29,037,465	ZAR	Royal Bank of Canada	10/16/2018	(7,054)
73,073	USD	977,017	ZAR	State Street Bank and Trust Company	10/16/2018	(417)
Total unrealized depreciation						$(912,212)
Total net unrealized appreciation						$110,590

AUD = Australian Dollar
BRL = Brazilian Real (a)
CAD = Canadian Dollar
CHF = Swiss Franc
CZK = Czech Koruna
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
KRW = South Korean Won (a)
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
RUB = Russian Ruble (a)
SEK = Swedish Krona
ZAR = South African Rand

(a)  Non-deliverable forward contracts.
At July 31, 2018, the Fund had received cash collateral of $70,000 from Royal Bank of Canada to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

Credit default swap contracts ("credit default swaps")

At July 31, 2018, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount(a)	Financing Rate Paid by the Fund		Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX Emerging Markets Index, Ser. 28 V. 2	$4,860,000	1.00	%(b)	12/20/2022	$176,026	$(82,452)	$(5,670)	$87,904
ICE Clear Credit LLC	CDX North American High Yield Index, Ser. 30 V. 1	8,900,000	5.00	%(b)	6/20/2023	(593,734)	(34,125)	(51,917)	(679,776)
Total						$(417,708)	$(116,577)	$(57,587)	$(591,872)

(a)	Notional amount represents the value (including any fees or commissions) of the positions when they are established and is stated in the currency in which the contract is denominated.
(b)	Payment frequency-quarterly.

Interest rate swap contracts ("interest rate swaps")

At July 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount(a)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate		Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ Payable	Value
LCH. Clearnet Limited	SEK	85,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	(0.17	)%(c)	12/23/2019	$(6,803)	$6,741	$(62)
LCH. Clearnet Limited	SEK	30,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	(0.01	)%(c)	7/20/2020	(6,100)	(438)	(6,538)
LCH. Clearnet Limited	SEK	27,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	0.01	%(c)	8/29/2020	(5,953)	(2,467)	(8,420)
LCH. Clearnet Limited	SEK	9,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	0.15	%(c)	1/15/2021	(3,880)	(1,051)	(4,931)
CME Group, Inc.		$550,000	Receive	3-month USD LIBOR(b)	2.43	%(d)	12/7/2027	28,080	(57)	28,023
Total								$5,344	$2,728	$8,072

(a) Notional amount represents the value (including any fees or commissions) of the positions when they are established and is stated in the currency in which the contract is denominated.
SEK=Swedish Krona

(b) Payment frequency-quarterly.
(c) Payment frequency-annually.
(d) Payment frequency-semi-annually.

 At July 31, 2018, the Fund had $1,246,980 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$16,036	$—	$16,036
Mortgage-Backed Securities(a)	—	8,581	—	8,581
Corporate Bonds(a)	—	39,494	—	39,494
Asset-Backed Securities	—	6,623	—	6,623
Foreign Government Securities	—	13,473	—	13,473
Exchange-Traded Funds	3,977	—	—	3,977
Short-Term Investments	—	10,197	—	10,197
Total Investments	$3,977	$94,404	$—	$98,381

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended July 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$191	$—	$—	$191
Liabilities	(530)	—	—	(530)
Forward Contracts(a)
Assets	—	1,023	—	1,023
Liabilities	—	(912)	—	(912)
Swaps
Assets	—	116	—	116
Liabilities	—	(700)	—	(700)
Total	$(339)	$(473)	$—	$(812)

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

July 31, 2018
Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund, Neuberger Berman Core Plus Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Municipal Impact Fund (Formerly, New York Municipal Income Fund), Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments

	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

	•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

July 31, 2018
Notes to Schedule of Investments (Unaudited) (cont’d)

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer  quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to evaluate the prices of foreign debt securities as of the time as

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

July 31, 2018
Notes to Schedule of Investments (Unaudited) (cont’d)

of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

#
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of July 31, 2018, the value of unfunded loan commitments was approximately $95,000 and $42,000 for Floating Rate Income and Strategic Income, respectively, pursuant to the following loan agreements:

Floating Rate Income (000’s omitted) Borrower	Principal Amount	Value
Pearl Intermediate Parent LLC, Term Loan DD, 1.00%, due 2/14/2025	$97	$95
Strategic Income (000’s omitted) Borrower	Principal Amount	Value
Pearl Intermediate Parent LLC, Term Loan DD, 1.00%, due 2/14/2025	$43	$42

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: September 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 28, 2018